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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Growth and Income Fund
ING Growth Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 117.4%
		Aerospace/Defense: 2.3%
2,200	@	BE Aerospace, Inc.	$85,734
600		Boeing Co.	58,020
1,500		United Technologies Corp.	111,945
			255,699
		Agriculture: 2.3%
3,700		Altria Group, Inc.	256,817
			256,817
		Apparel: 1.3%
4,200		Liz Claiborne, Inc.	143,514
			143,514
		Banks: 5.3%
4,300		Bank of America Corp.	217,924
1,500		PNC Financial Services Group, Inc.	105,555
1,700		State Street Corp.	104,312
4,900		US Bancorp.	158,515
			586,306
		Beverages: 0.7%
2,300	@@	Fomento Economico Mexicano SA de CV ADR	80,132
			80,132
		Chemicals: 1.1%
1,400		Air Products & Chemicals, Inc.	126,014
			126,014
		Commercial Services: 1.3%
5,200	@	Quanta Services, Inc.	147,004
			147,004
		Computers: 4.6%
700	@	Apple, Inc.	96,936
6,200	@	Dell, Inc.	175,150
2,400		Hewlett-Packard Co.	118,440
4,600	@@	Seagate Technology, Inc.	118,772
			509,298
		Cosmetics/Personal Care: 2.4%
4,016		Procter & Gamble Co.	262,285
			262,285
		Diversified Financial Services: 7.5%
9,200	@@	Amvescap PLC	112,293
4,600		Citigroup, Inc.	215,648
500	@@	Deutsche Boerse AG	55,328
1,400	@	Investment Technology Group, Inc.	56,658
3,100	@@	Lazard Ltd.	124,279
2,200	@	Piper Jaffray Cos.	112,992
8,300	@	TD Ameritrade Holding Corp.	150,645
			827,843
		Electric: 5.1%
1,900		Exelon Corp.	134,273
1,500	@	Mirant Corp.	58,455
7,100	@	NRG Energy, Inc.	270,439
3,000		NSTAR	98,310
			561,477
		Electrical Components & Equipment: 0.5%
1,000	@	General Cable Corp.	58,180
			58,180
		Engineering & Construction: 2.2%
2,000	@	Foster Wheeler Ltd.	236,880
			236,880
		Environmental Control: 2.1%
6,000		Waste Management, Inc.	226,020
			226,020
		Food: 1.3%
4,368		Kraft Foods, Inc.	140,038
			140,038
		Healthcare - Products: 4.8%
3,700		Johnson & Johnson	228,623
3,200	@	St. Jude Medical, Inc.	139,424
2,000	@	Zimmer Holdings, Inc.	156,660
			524,707
		Healthcare - Services: 2.8%
2,100	@, W	Covance, Inc.	153,972
2,900	@	Health Net, Inc.	158,891
			312,863
		Housewares: 1.0%
1,900		Toro Co.	112,385
			112,385
		Insurance: 6.6%
3,300		American International Group, Inc.	217,800
2,000		MBIA, Inc.	120,000

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,900		Principal Financial Group, Inc.	$105,431
1,900		Protective Life Corp.	79,420
6,700		WR Berkley Corp.	200,263
			722,914
		Internet: 1.9%
400	@	Google, Inc. - Class A	206,100
			206,100
		Investment Companies: 0.4%
2,600	@@	KKR Private Equity Investors LP	49,400
			49,400
		Iron/Steel: 1.3%
1,400		Allegheny Technologies, Inc.	139,146
			139,146
		Media: 2.5%
3,200	@	Comcast Corp. – Class A	83,488
6,900		News Corp. - Class A	139,587
1,600		Walt Disney Co.	53,760
			276,835
		Metal Fabricate/Hardware: 1.2%
1,000		Precision Castparts Corp.	130,310
			130,310
		Mining: 1.6%
3,100		Alcoa, Inc.	113,243
700		Freeport-McMoRan Copper & Gold, Inc.	61,194
			174,437
		Miscellaneous Manufacturing: 4.3%
1,300		Cooper Industries Ltd.	66,521
6,200		General Electric Co.	240,994
2,600		Roper Industries, Inc.	164,554
			472,069
		Oil & Gas: 10.1%
800		ConocoPhillips	65,512
6,400		ExxonMobil Corp.	548,672
4,200		Occidental Petroleum Corp.	238,098
1,000	@	Transocean, Inc.	105,090
2,900		XTO Energy, Inc.	157,644
			1,115,016
		Oil & Gas Services: 2.8%
3,200		Schlumberger Ltd.	308,800
			308,800
		Pharmaceuticals: 6.1%
2,400		Abbott Laboratories	124,584
2,700	@	Hospira, Inc.	104,355
4,200		Merck & Co., Inc.	210,714
2,900		Omnicare, Inc.	94,627
3,028		Wyeth	140,196
			674,476
		Retail: 6.4%
10,600		CVS Caremark Corp.	400,892
2,600		Home Depot, Inc.	99,606
1,600	@	Kohl’s Corp.	94,880
1,100		McDonald’s Corp.	54,175
900		Target Corp.	59,337
			708,890
		Semiconductors: 6.2%
9,800		Intel Corp.	252,350
6,900	@, @@	Marvell Technology Group Ltd.	114,333
3,300		Maxim Integrated Products	99,033
21,501	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,290
			679,006
		Software: 6.3%
5,600	@	Activision, Inc.	109,144
2,700	@	Adobe Systems, Inc.	115,425
1,800	@@	Infosys Technologies Ltd. ADR	85,878
18,700	@	Oracle Corp.	379,236
			689,683
		Telecommunications: 9.6%
9,200	@@	Alcatel SA ADR	100,740
6,600	@	Arris Group, Inc.	100,188
7,000		AT&T, Inc.	279,090
4,900	@	Cisco Systems, Inc.	156,408
1,500	@	CommScope, Inc.	84,900
6,300		Qualcomm, Inc.	251,307
9,600	@	Qwest Communications International, Inc.	85,920
			1,058,553
		Transportation: 1.5%
3,200		Norfolk Southern Corp.	163,872
			163,872
		Total Common Stock
		(Cost $12,125,458)	12,936,969

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
EXCHANGE-TRADED FUNDS: 1.9%
		Exchange-Traded Funds: 1.9%
6,200		Financial Select Sector SPDR	$209,250

		Total Exchange-Traded Funds
		(Cost $213,838)	209,250

		Total Long-Term Investments
		(Cost $12,339,296)	13,146,219
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Fund
		(Cost $5,000)	5,000

Principal Amount				Value
		Repurchase Agreement: 1.2%
$ 135,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $135,078 to be received upon repurchase (Collateralized by $138,000 U.S. Treasury, Discount Note, Market Value plus accrued interest $137,829, due 09/13/07)		$135,000

		Total Repurchase Agreement
		(Cost $135,000)		135,000

		Total Short-Term Investments
		(Cost $140,000)		140,000

		Total Investments in Securities
		(Cost $12,479,296)*	120.5%	$13,286,219
		Other Assets and Liabilities - Net	(20.5)	(2,264,795)
		Net Assets	100.0%	$11,021,424

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $12,521,611.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,009,243
		Gross Unrealized Depreciation		(244,635)
		Net Unrealized Appreciation		$764,608

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 59.9%
		Advertising: 0.3%
400	L	Catalina Marketing Corp.	$12,488
400	@	inVentiv Health, Inc.	15,864
14,000		Omnicom Group	713,020
			741,372
		Aerospace/Defense: 2.1%
400	@, L	AAR Corp.	12,560
5,900		Boeing Co.	570,530
600		Curtiss-Wright Corp.	27,360
700		DRS Technologies, Inc.	36,736
300	@	Esterline Technologies Corp.	15,147
500	@, L	Gencorp, Inc.	5,720
12,600		General Dynamics Corp.	989,856
300	L	Kaman Corp.	9,873
11,800		Lockheed Martin Corp.	1,169,852
400	@, L	Moog, Inc.	17,028
20,395		Raytheon Co.	1,251,029
100	@, L	Sequa Corp.	16,415
400	@, L	Teledyne Technologies, Inc.	19,964
200		Triumph Group, Inc.	14,642
23,500		United Technologies Corp.	1,753,805
			5,910,517
		Agriculture: 0.9%
1,650	@, L	Alliance One International, Inc.	12,705
25,310		Altria Group, Inc.	1,756,767
3,300		Archer-Daniels-Midland Co.	111,210
1,209	I, X	North Atlantic Trading Co.	1
700	L	Universal Corp.	34,391
10,500		UST, Inc.	517,440
			2,432,514
		Airlines: 0.0%
1,000	@, L	Airtran Holdings, Inc.	10,510
1,300	@, L	Alaska Air Group, Inc.	32,266
800	@, L	JetBlue Airways Corp.	7,616
700	@, L	Mesa Air Group, Inc.	3,948
1,077		Skywest, Inc.	27,065
			81,405
		Apparel: 0.4%
12,500	@	Coach, Inc.	556,625
900	@, L	CROCS, Inc.	53,136
140	@, L	Deckers Outdoor Corp.	13,187
480	@, L	Gymboree Corp.	19,243
1,900	@, L	Hanesbrands, Inc.	56,924
900	@, L	Iconix Brand Group, Inc.	18,657
780	L	Kellwood Co.	15,366
550		K-Swiss, Inc.	13,266
200	@, L	Maidenform Brands, Inc.	3,408
200	L	Oxford Industries, Inc.	7,244
1,100		Phillips-Van Heusen	64,053
4,700		Polo Ralph Lauren Corp.	355,038
1,400	@, L	Quiksilver, Inc.	18,746
400	@	Skechers USA, Inc.	7,932
400	@	Timberland Co.	8,036
200	@, L	Volcom, Inc.	7,806
600	@	Warnaco Group, Inc.	20,940
1,110	L	Wolverine World Wide, Inc.	29,182
			1,268,789
		Auto Manufacturers: 0.4%
51,500	L	Ford Motor Co.	402,215
4,600	L	General Motors Corp.	141,404
1,300		Oshkosh Truck Corp.	75,257
7,000		Paccar, Inc.	598,850
			1,217,726
		Auto Parts & Equipment: 0.1%
1,700	L	ArvinMeritor, Inc.	29,665
400	L	BorgWarner, Inc.	33,800
700		Johnson Controls, Inc.	79,170
200	@, L	Keystone Automotive Industries, Inc.	9,390
900	@, L	Lear Corp.	26,307
900	L	Standard Motor Products, Inc.	8,811
200	L	Superior Industries International	3,976
			191,119
		Banks: 3.7%
2,600		Associated Banc-Corp.	73,346
80,540		Bank of America Corp.	4,081,767
500		Bank of Hawaii Corp.	25,705
9,973		Bank of New York Mellon Corp.	403,208

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
200	L	Boston Private Financial Holdings, Inc.	$5,430
200	L	Cascade Bancorp.	4,690
700	L	Cathay General Bancorp.	22,757
200	L	Central Pacific Financial Corp.	6,364
400	L	Chittenden Corp.	13,912
300		City National Corp.	21,417
4,600	L	Colonial BancGroup, Inc.	97,612
9,400		Comerica, Inc.	524,332
1,000	L	Corus Bankshares, Inc.	13,360
1,171	L	East-West Bancorp., Inc.	41,922
1,700	@@, L	First Bancorp.	17,085
800	L	First Financial Bancorp.	10,792
200		First Indiana Corp.	6,184
1,000	L	First Midwest Bancorp., Inc.	34,290
400	L	First Republic Bank	21,820
3,200		FirstMerit Corp.	61,824
900	L	Fremont General Corp.	4,050
1,100	L	Frontier Financial Corp.	27,038
200	L	Glacier Bancorp., Inc.	4,392
600	L	Greater Bay Bancorp.	16,890
1,400		Hanmi Financial Corp.	21,672
1,300		Independent Bank Corp.	15,223
600	L	Irwin Financial Corp.	6,390
300	L	Nara Bancorp., Inc.	4,752
200	L	PrivateBancorp, Inc.	6,696
100		Prosperity Bancshares, Inc.	3,377
900	L	Provident Bankshares Corp.	27,810
29,450		Regions Financial Corp.	921,785
300	@, L	Signature Bank	10,368
500		South Financial Group, Inc.	11,475
1,100		State Street Corp.	67,496
400		Sterling Bancshares, Inc.	4,572
300		Sterling Financial Corp.	7,641
700	L	Susquehanna Bancshares, Inc.	13,762
100	@, L	SVB Financial Group	4,976
300	L	TCF Financial Corp.	7,581
1,900	L	UCBH Holdings, Inc.	31,578
400	L	Umpqua Holdings Corp.	8,680
1,700		United Bankshares, Inc.	53,210
200		United Community Banks, Inc.	4,858
25,475		Wachovia Corp.	1,247,766
1,500		Webster Financial Corp.	63,690
59,050		Wells Fargo & Co.	2,157,687
1,880		Whitney Holding Corp.	52,076
200		Wilmington Trust Corp.	8,020
600	L	Wilshire Bancorp., Inc.	6,762
200	L	Wintrust Financial Corp.	8,628
			10,318,718
		Beverages: 0.8%
4,100		Anheuser-Busch Cos., Inc.	202,540
14,100		Coca-Cola Co.	758,298
600	@	Hansen Natural Corp.	26,946
13,800		Pepsi Bottling Group, Inc.	477,342
2,700		PepsiAmericas, Inc.	79,920
9,800		PepsiCo, Inc.	666,694
			2,211,740
		Biotechnology: 0.5%
400	@, L	Affymetrix, Inc.	9,064
10,500	@	Amgen, Inc.	526,155
600	@, L	Arqule, Inc.	4,920
3,500	@	Biogen Idec, Inc.	223,370
4,000	@	Celgene Corp.	256,840
200	@, L	Charles River Laboratories International, Inc.	10,496
600	@, L	CryoLife, Inc.	5,538
300	@, L	Enzo Biochem, Inc.	5,403
1,900	@, L	Genzyme Corp.	118,579
300	@, L	Integra LifeSciences Holdings Corp.	14,571
800	@, L	Invitrogen Corp.	62,320
300	@, L	Martek Biosciences Corp.	8,106
5,700	@, L	Millennium Pharmaceuticals, Inc.	57,855
1,000	@, L	PDL BioPharma, Inc.	19,510
900	@, L	Regeneron Pharmaceuticals, Inc.	17,514
700	@, L	Savient Pharmaceuticals, Inc.	9,226
1,400	@, L	Vertex Pharmaceuticals, Inc.	54,544
			1,404,011
		Building Materials: 0.4%
200	L	Apogee Enterprises, Inc.	5,034
200	@, L	Drew Industries, Inc.	7,854
600		Florida Rock Industries, Inc.	37,506
300	L	Gibraltar Industries, Inc.	5,994
1,100		Lennox International, Inc.	39,567
300		Martin Marietta Materials, Inc.	40,500
33,700		Masco Corp.	876,874

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
200	@, L	NCI Building Systems, Inc.	$9,278
400	L	Simpson Manufacturing Co., Inc.	13,200
300	L	Texas Industries, Inc.	22,116
500		Universal Forest Products, Inc.	18,645
			1,076,568
		Chemicals: 0.8%
900		Air Products & Chemicals, Inc.	81,009
600		Airgas, Inc.	27,732
900		Albemarle Corp.	36,423
200	L	Arch Chemicals, Inc.	8,664
6,000		Ashland, Inc.	358,740
1,800		Cabot Corp.	72,612
2,200	L	Chemtura Corp.	20,262
200		Cytec Industries, Inc.	13,280
5,300		Dow Chemical Co.	225,939
1,800		Ecolab, Inc.	74,988
1,600		EI DuPont de Nemours & Co.	78,000
1,000	L	Ferro Corp.	19,570
200		FMC Corp.	18,000
200	L	Georgia Gulf Corp.	2,994
1,100	L	HB Fuller Co.	29,601
1,600	L	Lubrizol Corp.	101,728
2,500		Lyondell Chemical Co.	115,900
3,900		Monsanto Co.	271,986
3,200	L	Olin Corp.	68,608
400	@	OM Group, Inc.	19,760
200		Penford Corp.	7,060
1,880	@, L	PolyOne Corp.	15,096
1,600		PPG Industries, Inc.	117,360
1,000		Praxair, Inc.	75,660
200		Quaker Chemical Corp.	4,400
200	L	Schulman A, Inc.	4,308
500	L	Sensient Technologies Corp.	13,545
9,200		Sigma-Aldrich Corp.	412,160
800		Tronox, Inc.	8,064
200		Valspar Corp.	5,394
			2,308,843
		Coal: 0.1%
1,100		Arch Coal, Inc.	32,439
1,400		Massey Energy Co.	29,050
2,900	L	Peabody Energy Corp.	123,279
			184,768
		Commercial Services: 0.7%
400		Aaron Rents, Inc.	10,236
1,400	L	ABM Industries, Inc.	32,732
400		Administaff, Inc.	13,800
800	@	Alliance Data Systems Corp.	62,760
400	@, L	AMN Healthcare Services, Inc.	7,132
1,300	@, L	Apollo Group, Inc. - Class A	76,271
600	L	Arbitron, Inc.	29,898
300	@, L	Avis Budget Group, Inc.	6,963
100	@, L	Bankrate, Inc.	3,913
800	L	Bowne & Co., Inc.	13,560
400	@, L	Bright Horizons Family Solutions, Inc.	15,868
1,200	@, L	Career Education Corp.	35,640
400		Chemed Corp.	24,816
1,100	@, W	ChoicePoint, Inc.	43,274
300	@, L	Coinstar, Inc.	9,804
100	@, L	Consolidated Graphics, Inc.	6,628
16,700	@	Convergys Corp.	279,725
400	@, L	Corinthian Colleges, Inc.	5,624
800	L	Corporate Executive Board Co.	54,424
130	L	CPI Corp.	5,819
300	L	Deluxe Corp.	11,406
1,000	L	DeVry, Inc.	34,530
600	L	Healthcare Services Group	12,852
420	@, L	Heidrick & Struggles International, Inc.	19,677
500	@	ITT Educational Services, Inc.	54,900
1,000		Kelly Services, Inc.	22,720
100	@, L	Kendle International, Inc.	3,916
1,800	@, L	Korn/Ferry International	39,978
820	@, L	Labor Ready, Inc.	17,122
800	@, L	Live Nation, Inc.	16,560
1,400		Manpower, Inc.	98,364
300	L	MAXIMUS, Inc.	12,834
7,200		McKesson Corp.	411,912
400	@, L	Midas, Inc.	8,112
3,400	@, L	MPS Group, Inc.	46,784
400	@, L	On Assignment, Inc.	4,232
300	@, L	Parexel International Corp.	12,903
800	L	Pharmaceutical Product Development, Inc.	28,024
200	L	Pharmanet Development Group	5,760
300	@, L	Pre-Paid Legal Services, Inc.	16,557

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,100	@, L	Quanta Services, Inc.	$31,097
2,300		Robert Half International, Inc.	73,462
600	L	Rollins, Inc.	15,936
900		Sotheby’s	38,952
2,000	@	Spherion Corp.	17,680
200	L	Strayer Education, Inc.	31,916
800	@	United Rentals, Inc.	26,080
200	@, L	Universal Technical Institute, Inc.	3,604
1,600	@, L	Valassis Communications, Inc.	14,592
670	W	Viad Corp.	23,953
605	@	Volt Information Sciences, Inc.	9,105
890		Watson Wyatt Worldwide, Inc.	42,106
5,700		Western Union Co.	107,331
			2,053,844
		Computers: 3.5%
1,300	@	Affiliated Computer Services, Inc.	65,039
800		Agilysys, Inc.	13,648
200	@, L	Ansoft Corp.	5,978
9,500	@	Apple, Inc.	1,315,560
505	@, L	CACI International, Inc.	25,765
2,100	@, L	Cadence Design Systems, Inc.	45,612
1,600	@	Ceridian Corp.	54,800
1,900	@, L	Ciber, Inc.	15,067
1,400	@	Cognizant Technology Solutions Corp.	102,914
7,900	@	Computer Sciences Corp.	442,005
42,700	@	Dell, Inc.	1,206,275
300		Diebold, Inc.	13,161
400	@, L	DST Systems, Inc.	30,584
20,300		Electronic Data Systems Corp.	464,667
21,100	@	EMC Corp.	414,826
500		Factset Research Systems, Inc.	29,965
36,750		Hewlett-Packard Co.	1,813,613
300	@, L	Hutchinson Technology Incorp.	6,903
1,500		Imation Corp.	43,635
21,210	L	International Business Machines Corp.	2,474,995
500		Jack Henry & Associates, Inc.	13,120
400	@, L	Komag, Inc.	12,856
8,000	@	Lexmark International, Inc.	298,080
500	@, L	Manhattan Associates, Inc.	14,440
400	@	Mercury Computer Systems, Inc.	4,576
681	@, L	Micros Systems, Inc.	41,092
200		MTS Systems Corp.	8,424
13,500	@	Network Appliance, Inc.	376,110
800	@, L	Palm, Inc.	12,008
300	@, L	Radiant Systems, Inc.	4,515
550	@, L	Radisys Corp.	6,012
4,200	@, L	Sandisk Corp.	235,452
1,800	@, L	SRA International, Inc.	50,778
200	@, L	Stratasys, Inc.	5,030
17,800		Sun Microsystems, Inc.	95,408
510	@	SYKES Enterprises, Inc.	8,410
300	@, L	Synaptics, Inc.	12,990
2,500	@	Synopsys, Inc.	68,300
480	@, L	Tyler Technologies, Inc.	7,118
3,400	@, L	Western Digital Corp.	79,424
			9,939,155
		Cosmetics/Personal Care: 1.4%
2,300	L	Alberto-Culver Co.	53,291
2,200		Avon Products, Inc.	75,570
200	@, L	Chattem, Inc.	12,342
4,700		Colgate-Palmolive Co.	311,704
4,200		Estee Lauder Cos., Inc.	174,678
50,277		Procter & Gamble Co.	3,283,591
			3,911,176
		Distribution/Wholesale: 0.1%
1,000	@, L	Brightpoint, Inc.	11,650
600	L	Building Materials Holding Corp.	8,880
700	@	CDW Corp.	60,249
1,000	L	Fastenal Co.	45,610
1,300	@	Ingram Micro, Inc.	25,532
400	@, L	LKQ Corp.	12,392
400		Owens & Minor, Inc.	15,960
400	L	Pool Corp.	13,060
200	@, L	Scansource, Inc.	5,540
200	@	Tech Data Corp.	7,798
200	@	United Stationers, Inc.	11,804
400	L	Watsco, Inc.	19,248
			237,723
		Diversified Financial Services: 3.7%
900		AG Edwards, Inc.	75,222
3,600		American Express Co.	211,032
1,400	@, L	AmeriCredit Corp.	24,234
3,900		Charles Schwab Corp.	77,220

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
47,505		Citigroup, Inc.	$2,227,034
600		Cme Group, Inc.	332,880
6,700	L	Countrywide Financial Corp.	132,995
6,120	@, L	Discover Financial Services	141,617
500	L	Eaton Vance Corp.	19,195
7,800		Fannie Mae	511,758
900	L	Financial Federal Corp.	27,459
1,600		Freddie Mac	98,576
8,000		Goldman Sachs Group, Inc.	1,408,080
900	L	IndyMac Bancorp., Inc.	21,780
640	@, L	Investment Technology Group, Inc.	25,901
1,800		Jefferies Group, Inc.	46,476
59,400		JP Morgan Chase & Co.	2,644,488
1,200	@, L	LaBranche & Co., Inc.	7,548
4,300	L	Lehman Brothers Holdings, Inc.	235,769
9,455		Merrill Lynch & Co., Inc.	696,834
19,040		Morgan Stanley	1,187,525
900		Nuveen Investments, Inc.	55,962
300	@, L	Piper Jaffray Cos.	15,408
200	@, L	Portfolio Recovery Associates, Inc.	10,272
2,200		Raymond James Financial, Inc.	72,138
4,400		SLM Corp.	221,232
400		SWS Group, Inc.	7,096
400	@, L	TradeStation Group, Inc.	4,428
100	@, L	World Acceptance, Corp.	3,101
			10,543,260
		Electric: 1.9%
300	L	Allete, Inc.	12,633
400	L	Alliant Energy Corp.	15,152
4,600	@, L	Aquila, Inc.	18,308
400		Avista Corp.	7,828
700	L	Black Hills Corp.	28,833
100	L	Central Vermont Public Service Corp.	3,610
200	L	Cleco Corp.	4,608
800		Dominion Resources, Inc.	68,144
3,900		Duke Energy Corp.	71,526
8,200	@	Dynegy, Inc. - Class A	66,338
22,550		Edison International	1,188,611
1,700	@, L	El Paso Electric Co.	37,944
1,900		Energy East Corp.	50,711
16,400		Entergy Corp.	1,699,368
4,000		Exelon Corp.	282,680
4,200		MDU Resources Group, Inc.	113,610
3,700		Northeast Utilities	102,305
900		NSTAR	29,493
2,400	L	OGE Energy Corp.	80,928
3,200		Pepco Holdings, Inc.	89,216
1,500		PPL Corp.	72,390
9,500		Public Service Enterprise Group, Inc.	807,405
1,400	L	Puget Energy, Inc.	32,662
200	W	SCANA Corp.	7,676
2,900		Sierra Pacific Resources	44,428
5,700		TXU Corp.	384,180
200		UIL Holdings Corp.	6,198
200	L	Unisource Energy Corp.	5,924
2,200		Westar Energy, Inc.	53,438
400		Wisconsin Energy Corp.	17,724
			5,403,871
		Electrical Components & Equipment: 0.1%
500	@	Advanced Energy Industries, Inc.	8,115
1,600	W	Ametek, Inc.	63,984
500	L	Belden Cdt, Inc.	24,305
500	@, L	Energizer Holdings, Inc.	52,965
500	@, L	Greatbatch, Inc.	15,000
370	@, L	Littelfuse, Inc.	12,358
900	@	Magnetek, Inc.	4,185
300	L	Vicor Corp.	3,537
			184,449
		Electronics: 0.4%
2,800	@	Agilent Technologies, Inc.	101,920
2,000		Amphenol Corp.	72,220
300	L	Analogic Corp.	20,718
500	@, L	Arrow Electronics, Inc.	20,980
1,600	@	Avnet, Inc.	62,896
100	L	Bel Fuse, Inc.	3,150
900	@, L	Benchmark Electronics, Inc.	22,572
600	L	Brady Corp. - Class A	23,358
700	@, L	Checkpoint Systems, Inc.	19,495
765	@, L	Coherent, Inc.	23,019
1,100	L	CTS Corp.	14,289
350		Cubic Corp.	13,836
400	@, L	Cymer, Inc.	15,856
400		Daktronics, Inc.	11,000

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
300	@, L	Dionex Corp.	$21,729
200	@	Electro Scientific Industries, Inc.	4,738
230	@, L	Faro Technologies, Inc.	9,248
500	@, L	FEI Co.	14,015
900	@, L	Flir Systems, Inc.	44,316
2,700	L	Gentex Corp.	54,108
400	@, L	Itron, Inc.	33,960
300		Keithley Instruments, Inc.	3,000
200	@, L	Lojack Corp.	3,808
900		Methode Electronics, Inc.	12,996
600		National Instruments Corp.	18,942
300	@, L	Newport Corp.	4,143
500	@	Photon Dynamics, Inc.	4,160
600	@, L	Planar Systems, Inc.	3,786
500	@, L	Plexus Corp.	11,885
200	@, L	Rogers Corp.	8,238
400	@, L	Sonic Solutions	3,040
400	L	Technitrol, Inc.	11,000
1,400	@	Thermo Electron Corp.	75,922
1,400	@	Thomas & Betts Corp.	77,546
1,470	@, L	Trimble Navigation Ltd.	51,906
800	@, L	TTM Technologies, Inc.	9,344
6,225	@	Tyco Electronics Ltd.	217,066
600	@, L	Varian, Inc.	36,012
1,900	@	Vishay Intertechnology, Inc.	25,137
300	L	Watts Water Technologies, Inc.	10,626
400	L	Woodward Governor Co.	23,492
800	L	X-Rite, Inc.	11,440
			1,230,912
		Energy - Alternate Sources: 0.0%
1,000	@, L	Headwaters, Inc.	16,520
			16,520
		Engineering & Construction: 0.1%
1,100	@	Dycom Industries, Inc.	32,483
1,200	@, L	EMCOR Group, Inc.	37,620
800	L	Granite Construction, Inc.	43,552
200	@, L	Insituform Technologies, Inc.	3,298
1,200	@, L	Jacobs Engineering Group, Inc.	79,308
2,200	@	KBR, Inc.	72,248
1,000	@, L	Shaw Group, Inc.	50,050
710	@, L	URS Corp.	37,942
			356,501
		Entertainment: 0.0%
2,200		International Game Technology	83,974
1,100	@, L	Macrovision Corp.	26,103
600	@, L	Pinnacle Entertainment, Inc.	16,692
400	@, L	Scientific Games Corp.	13,956
700	@, L	Shuffle Master, Inc.	10,381
			151,106
		Environmental Control: 0.1%
200	L	Mine Safety Appliances Co.	9,584
500		Republic Services, Inc.	15,545
800	@, L	Stericycle, Inc.	39,920
500	@, L	Tetra Tech, Inc.	9,800
1,350	@, L	Waste Connections, Inc.	41,067
2,800		Waste Management, Inc.	105,476
			221,392
		Food: 0.8%
1,225		Corn Products International, Inc.	55,370
4,400	@	Dean Foods Co.	118,184
950		Flowers Foods, Inc.	19,608
22,125		General Mills, Inc.	1,236,345
200	@, L	Great Atlantic & Pac Tea Co.	6,272
800	@, L	Hain Celestial Group, Inc.	23,408
5,800		HJ Heinz Co.	261,522
1,275		Hormel Foods Corp.	45,428
100		J&J Snack Foods Corp.	3,755
6,200		Kraft Foods, Inc.	198,772
300		Lance, Inc.	7,473
300	L	Nash Finch Co.	11,253
300	@	Performance Food Group Co.	8,532
300	@, L	Ralcorp Holdings, Inc.	18,537
1,500		Ruddick Corp.	48,870
300	L	Sanderson Farms, Inc.	12,582
1,200	@, L	Smithfield Foods, Inc.	39,276
200		Spartan Stores, Inc.	5,088
700	@, L	TreeHouse Foods, Inc.	18,844
500	@, L	United Natural Foods, Inc.	13,420
3,700	L	Whole Foods Market, Inc.	163,762
			2,316,301
		Forest Products & Paper: 0.1%
1,800		Bowater, Inc.	30,312
800	@, L	Buckeye Technologies, Inc.	12,456

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
100		Deltic Timber Corp.	$5,720
300	L	Louisiana-Pacific Corp.	5,619
400	L	Neenah Paper, Inc.	13,876
760		Rock-Tenn Co.	22,032
200		Schweitzer-Mauduit International, Inc.	4,558
1,300		Temple-Inland, Inc.	71,604
800	L	Wausau Paper Corp.	8,984
			175,161
		Gas: 0.1%
400		Atmos Energy Corp.	11,244
1,360		Energen Corp.	73,032
900	L	Northwest Natural Gas Co.	41,814
500	L	Piedmont Natural Gas Co.	13,200
100		South Jersey Industries, Inc.	3,391
1,300		Southern Union Co.	38,805
1,600		Southwest Gas Corp.	46,416
2,510		UGI Corp.	64,131
2,300	L	WGL Holdings, Inc.	75,647
			367,680
		Hand/Machine Tools: 0.3%
400		Baldor Electric Co.	16,656
5,300		Black & Decker Corp.	459,775
100	L	Kennametal, Inc.	8,066
200		Lincoln Electric Holdings, Inc.	14,388
300	L	Regal-Beloit Corp.	15,153
6,050		Snap-On, Inc.	296,329
			810,367
		Healthcare - Products: 2.2%
1,200	@, L	Advanced Medical Optics, Inc.	34,488
800	@, L	American Medical Systems Holdings, Inc.	14,720
300	@, L	Arthrocare Corp.	16,806
6,000		Baxter International, Inc.	328,560
400	L	Beckman Coulter, Inc.	28,780
1,000		Becton Dickinson & Co.	76,940
700	@, L	Biolase Technology, Inc.	4,844
10,000	@, L	Boston Scientific Corp.	128,300
200	@, L	Conmed Corp.	5,810
600	L	Cooper Cos., Inc.	29,256
6,225	@, @@	Covidien Ltd.	247,942
1,700		CR Bard, Inc.	141,763
300	@	Cyberonics	4,527
1,400	@	Cytyc Corp.	59,836
100	L	Datascope Corp.	3,336
3,254		Densply International, Inc.	128,143
300	@	DJO, Inc.	14,604
1,600	@, L	Edwards Lifesciences Corp.	77,280
800	@	Gen-Probe, Inc.	51,216
500	@, L	Haemonetics Corp.	24,820
1,000	@	Henry Schein, Inc.	58,190
400	L	Hillenbrand Industries	23,020
756	@, L	Hologic, Inc.	40,181
300	@, L	ICU Medical, Inc.	11,343
428	@, L	Idexx Laboratories, Inc.	47,829
800	@	Immucor, Inc.	26,680
400	@, L	Intuitive Surgical, Inc.	88,512
200	L	Invacare Corp.	4,634
53,400		Johnson & Johnson	3,299,586
550	@, L	Kyphon, Inc.	36,779
300	L	LCA-Vision, Inc.	10,305
8,900		Medtronic, Inc.	470,276
660	L	Mentor Corp.	29,429
400	L	Meridian Bioscience, Inc.	10,320
800	@	Osteotech, Inc.	5,816
300	@, L	Palomar Medical Technologies, Inc.	9,450
200	L	PolyMedica Corp.	10,354
400	@, L	Possis Medical, Inc.	4,324
1,300	@, L	PSS World Medical, Inc.	24,804
600	@, L	Resmed, Inc.	24,396
1,012	@, L	Respironics, Inc.	47,999
2,500	@	St. Jude Medical, Inc.	108,925
1,600		Stryker Corp.	106,880
300	@, L	SurModics, Inc.	14,475
300	@, L	Symmetry Medical, Inc.	4,809
1,100	@	Techne Corp.	69,311
1,800	@, L	Varian Medical Systems, Inc.	72,702
400	@, L	Ventana Medical Systems	32,716
1,100	@	Zimmer Holdings, Inc.	86,163
			6,202,179
		Healthcare - Services: 1.0%
4,200		Aetna, Inc.	213,822
300	@, L	Amedisys, Inc.	11,334
780	@, L	AMERIGROUP Corp.	24,703
700	@, L	Amsurg Corp.	16,513

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
800	@, L	Centene Corp.	$16,168
200	@	Community Health Systems, Inc.	6,946
300	@, W, L	Covance, Inc.	21,996
5,000	@, L	Coventry Health Care, Inc.	286,850
500	@, L	Gentiva Health Services, Inc.	10,370
1,500	L	Health Management Associates, Inc.	10,215
1,700	@, L	Health Net, Inc.	93,143
570	@, L	Healthways, Inc.	28,386
3,875	@	Humana, Inc.	248,349
2,100	@, L	Lincare Holdings, Inc.	75,579
300	@, L	Matria Healthcare, Inc.	7,638
300	@, L	Odyssey HealthCare, Inc.	2,934
790	@	Pediatrix Medical Group, Inc.	47,124
400	@, L	Psychiatric Solutions, Inc.	14,744
200	@, L	Res-Care, Inc.	4,264
800	@, L	Sierra Health Services, Inc.	33,600
500	@, L	Sunrise Senior Living, Inc.	17,905
20,000		UnitedHealth Group, Inc.	1,000,200
500	@	WellCare Health Plans, Inc.	49,350
6,150	@	WellPoint, Inc.	495,629
			2,737,762
		Home Builders: 0.2%
1,400	@, L	Champion Enterprises, Inc.	16,170
600	@, L	Fleetwood Enterprises	5,592
500	@, L	Hovnanian Enterprises, Inc.	5,935
9,400	L	KB Home	285,196
1,400	L	MDC Holdings, Inc.	62,286
600	@, L	Meritage Homes Corp.	10,872
100	@, L	NVR, Inc.	55,950
300	L	Ryland Group, Inc.	8,592
1,100	L	Standard-Pacific Corp.	11,033
840	L	Thor Industries, Inc.	36,952
1,100	@, L	Toll Brothers, Inc.	23,496
630		Winnebago Industries	16,802
			538,876
		Home Furnishings: 0.0%
500	@, L	Audiovox Corp.	5,225
650	L	Ethan Allen Interiors, Inc.	21,840
800	L	Harman International Industries, Inc.	90,712
400	L	La-Z-Boy, Inc.	3,856
100	@, L	Universal Electronics, Inc.	2,900
			124,533
		Household Products/Wares: 0.2%
2,000		American Greetings Corp.	49,480
1,200	L	Blyth, Inc.	26,832
800	@, L	Central Garden and Pet Co.	10,080
600	@, L	Fossil, Inc.	20,106
4,700		Kimberly-Clark Corp.	322,843
800	@, L	Playtex Products, Inc.	14,560
200		Scotts Miracle-Gro Co.	9,052
1,104	@, L	Spectrum Brands, Inc.	6,227
1,300		Tupperware Corp.	40,027
200	L	WD-40 Co.	6,954
			506,161
		Housewares: 0.0%
200	L	Libbey, Inc.	3,620
100	L	National Presto Industries, Inc.	5,516
500		Toro Co.	29,575
			38,711
		Insurance: 3.5%
8,700	@@	ACE Ltd.	502,512
18,150		Allstate Corp.	993,713
2,892	L	American Financial Group, Inc.	81,554
26,150		American International Group, Inc.	1,725,900
2,200	L	Arthur J Gallagher & Co.	64,966
1,300	L	Brown & Brown, Inc.	34,996
16,900		Chubb Corp.	864,097
5,000		Cigna Corp.	258,400
1,100		Commerce Group, Inc.	35,068
1,020		Delphi Financial Group	41,106
1,300	@@	Everest Re Group Ltd.	132,444
1,300		Fidelity National Title Group, Inc.	23,647
500	L	First American Corp.	20,915
20,200		Genworth Financial, Inc.	585,396
1,000		Hanover Insurance Group, Inc.	42,780
8,444		Hartford Financial Services Group, Inc.	750,756
2,400		HCC Insurance Holdings, Inc.	66,264
300		Hilb Rogal & Hobbs Co.	14,010
700	L	Horace Mann Educators Corp.	13,538
300		Infinity Property & Casualty Corp.	12,438
315		Landamerica Financial Group, Inc.	17,448
700		Mercury General Corp.	36,876
18,800		Metlife, Inc.	1,204,140

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,738		Old Republic International Corp.	$49,804
985	@, L	Philadelphia Consolidated Holding Co.	39,420
830	L	Presidential Life Corp.	14,359
780	@, L	ProAssurance Corp.	41,012
2,100		Protective Life Corp.	87,780
12,214		Prudential Financial, Inc.	1,096,573
950	L	Radian Group, Inc.	16,758
500	L	RLI Corp.	30,075
270		Safety Insurance Group, Inc.	9,218
1,600		Selective Insurance Group	33,760
800		Stancorp Financial Group, Inc.	37,680
100	L	Stewart Information Services Corp.	3,706
200		Tower Group, Inc.	5,022
15,000		Travelers Cos., Inc.	758,100
300		United Fire & Casualty Co.	11,397
1,200	L	Unitrin, Inc.	54,552
3,015		WR Berkley Corp.	90,118
680	L	Zenith National Insurance Corp.	29,315
			9,931,613
		Internet: 1.1%
2,200	@, L	Akamai Technologies, Inc.	70,884
5,300	@, L	Amazon.com, Inc.	423,523
400	@, L	Authorize.Net Holdings, Inc.	7,280
400	@	Avocent Corp.	11,808
200	@, L	Blue Coat Systems, Inc.	16,682
200	@, L	Blue Nile, Inc.	16,884
1,000	@, L	Checkfree Corp.	46,230
400	@, L	Cybersource Corp.	4,876
500	@, L	Digital River, Inc.	23,180
11,000	@	eBay, Inc.	375,100
800	@	F5 Networks, Inc.	27,976
2,300	@	Google, Inc. - Class A	1,185,075
7,200	@, L	IAC/InterActiveCorp.	200,088
500	@, L	Infospace, Inc.	7,005
600	@, L	j2 Global Communications, Inc.	20,400
380	@, L	Knot, Inc.	7,961
2,210	@	McAfee, Inc.	79,008
1,400	@	Napster, Inc.	4,242
700	@, L	NetFlix, Inc.	12,264
600	@	PC-Tel, Inc.	4,650
400	@, L	Perficient, Inc.	9,328
1,000	@, L	Secure Computing Corp.	8,980
300	@, L	Stamps.com, Inc.	3,642
20,500	@, L	Symantec Corp.	385,605
1,210	L	United Online, Inc.	17,388
1,200	@, L	Valueclick, Inc.	24,048
700	@, L	Websense, Inc.	14,399
11,000	@	Yahoo!, Inc.	250,030
			3,258,536
		Iron/Steel: 0.4%
800		Allegheny Technologies, Inc.	79,512
230		Carpenter Technology Corp.	26,873
590		Chaparral Steel Co.	50,445
480	L	Cleveland-Cliffs, Inc.	36,610
300	@	Material Sciences Corp.	3,267
8,900		Nucor Corp.	470,810
700		Reliance Steel & Aluminum Co.	37,079
400	L	Ryerson, Inc.	13,336
700		Steel Dynamics, Inc.	30,366
3,400		United States Steel Corp.	321,232
			1,069,530
		Leisure Time: 0.2%
1,600		Carnival Corp.	72,944
8,500	L	Harley-Davidson, Inc.	457,215
300	@, L	Life Time Fitness, Inc.	16,671
400	@, L	Multimedia Games, Inc.	3,880
400	L	Nautilus, Inc.	3,808
600	L	Polaris Industries, Inc.	28,650
300	@, L	WMS Industries, Inc.	8,832
			592,000
		Lodging: 0.2%
300		Boyd Gaming Corp.	12,255
2,450		Harrah’s Entertainment, Inc.	210,137
4,500		Hilton Hotels Corp.	206,775
200		Marcus Corp.	4,224
100	@, L	Monarch Casino & Resort, Inc.	2,837
			436,228
		Machinery - Construction & Mining: 0.2%
300	@, L	Astec Industries, Inc.	15,174
5,100		Caterpillar, Inc.	386,427
1,545		Joy Global, Inc.	67,038
1,000	@	Terex Corp.	79,880
			548,519

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.4%
1,600	@, L	AGCO Corp.	$69,120
200		Albany International Corp.	7,788
700		Applied Industrial Technologies, Inc.	22,386
600	L	Briggs & Stratton Corp.	17,514
200	L	Cascade Corp.	14,722
400	L	Cognex Corp.	7,380
4,000		Cummins, Inc.	473,680
600		Deere & Co.	81,636
400	L	Flowserve Corp.	28,564
570	@, L	Gardner Denver, Inc.	22,749
200	L	Graco, Inc.	8,082
900	L	IDEX Corp.	34,623
300	@, L	Intevac, Inc.	4,902
100	L	Lindsay Manufacturing Co.	4,053
860		Manitowoc Co., Inc.	68,361
1,000		Nordson Corp.	50,210
200	L	Robbins & Myers, Inc.	10,836
1,100		Rockwell Automation, Inc.	77,506
500	@, L	Zebra Technologies Corp.	18,150
			1,022,262
		Media: 1.2%
1,400		Belo Corp.	24,136
6,200		Clear Channel Communications, Inc.	231,012
19,400	@, L	Comcast Corp. – Class A	506,146
200		John Wiley & Sons, Inc.	8,294
3,950		McGraw-Hill Cos., Inc.	199,317
13,400		News Corp. - Class A	271,082
600	@, W	Radio One, Inc.	2,346
25,200		Time Warner, Inc.	478,296
3,200	@	Viacom - Class B	126,272
44,850		Walt Disney Co.	1,506,960
			3,353,861
		Metal Fabricate/Hardware: 0.1%
390	L	AM Castle & Co.	11,361
2,300		Commercial Metals Co.	66,447
200		Kaydon Corp.	10,560
100	L	Lawson Products	3,652
600		Mueller Industries, Inc.	20,784
500		Precision Castparts Corp.	65,155
593	L	Quanex Corp.	25,683
600		Timken Co.	21,336
200	L	Valmont Industries, Inc.	17,836
300	L	Worthington Industries	6,348
			249,162
		Mining: 0.4%
10,400		Alcoa, Inc.	379,912
200		Amcol International Corp.	6,442
200	@	Brush Engineered Materials	9,660
300	@, L	Century Aluminum Co.	14,754
4,600		Freeport-McMoRan Copper & Gold, Inc.	402,132
5,600		Newmont Mining Corp.	236,656
300	@	RTI International Metals, Inc.	20,916
800		Vulcan Materials Co.	72,008
			1,142,480
		Miscellaneous Manufacturing: 2.8%
5,400		3M Co.	491,346
740	L	Acuity Brands, Inc.	38,880
340	L	AO Smith Corp.	16,388
634	L	Aptargroup, Inc.	23,033
500		Barnes Group, Inc.	15,730
300		Brink’s Co.	17,208
400	@, L	Ceradyne, Inc.	28,912
500	L	Clarcor, Inc.	19,360
1,800		Crane Co.	80,622
300		Donaldson Co., Inc.	11,454
6,500	L	Eastman Kodak Co.	173,355
8,800		Eaton Corp.	829,136
420	@, L	EnPro Industries, Inc.	17,552
103,065		General Electric Co.	4,006,137
500	L	Harsco Corp.	27,825
2,800		Honeywell International, Inc.	157,220
1,400		Illinois Tool Works, Inc.	81,438
4,300		ITT Corp.	292,357
500	@	Lydall, Inc.	5,230
400	L	Myers Industries, Inc.	8,520
8,200		Parker Hannifin Corp.	881,254
1,800	L	Pentair, Inc.	66,834
900	L	Roper Industries, Inc.	56,961
300		SPX Corp.	27,015
400		Standex International Corp.	10,012
470	@, L	Sturm Ruger & Co., Inc.	8,573
1,306		Teleflex, Inc.	101,568

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
800		Tredegar Corp.	$13,984
500	L	Trinity Industries, Inc.	18,785
6,225	@@	Tyco International Ltd.	274,896
			7,801,585
		Office Furnishings: 0.0%
1,609		Herman Miller, Inc.	46,693
1,000	L	HNI, Corp.	40,840
600	L	Interface, Inc.	10,824
			98,357
		Oil & Gas: 5.5%
1,500		Anadarko Petroleum Corp.	73,470
500	@, L	Atwood Oceanics, Inc.	37,995
400	@, L	Bill Barrett Corp.	14,096
1,300		Cabot Oil & Gas Corp.	43,342
36,461		Chevron Corp.	3,199,817
2,300		Cimarex Energy Co.	82,363
24,300		ConocoPhillips	1,989,927
800	@, L	Denbury Resources, Inc.	31,824
1,000		Devon Energy Corp.	75,310
1,300		ENSCO International, Inc.	70,486
74,760		ExxonMobil Corp.	6,409,175
700	@, L	Forest Oil Corp.	27,055
1,600		Frontier Oil Corp.	65,648
2,640		Helmerich & Payne, Inc.	83,134
1,300	L	Hess Corp.	79,781
18,400		Marathon Oil Corp.	991,576
1,000	@, L	Newfield Exploration Co.	43,490
2,800		Noble Corp.	137,368
2,760		Noble Energy, Inc.	165,793
9,900		Occidental Petroleum Corp.	561,231
900		Patterson-UTI Energy, Inc.	19,323
200	L	Penn Virginia Corp.	7,982
200	@, L	Petroleum Development Corp.	8,006
690	@	Pioneer Drilling Co.	8,390
500	L	Pioneer Natural Resources Co.	20,525
900	@	Plains Exploration & Production Co.	33,777
700	L	Pogo Producing Co.	34,867
1,800	@, L	Pride International, Inc.	63,306
200	@, L	Quicksilver Resources, Inc.	7,990
1,600	@	Southwestern Energy Co.	59,504
900	L	St. Mary Land & Exploration Co.	30,015
100	@, L	Stone Energy Corp.	3,295
400	@, L	Swift Energy Co.	14,888
2,200	@	Transocean, Inc.	231,198
700	@	Unit Corp.	34,342
9,950	L	Valero Energy Corp.	681,675
1,400		XTO Energy, Inc.	76,104
			15,518,068
		Oil & Gas Services: 1.1%
1,900		Baker Hughes, Inc.	159,334
700	@, L	Cameron International Corp.	57,239
100	L	Carbo Ceramics, Inc.	4,680
400	@, L	Dril-Quip, Inc.	18,824
730	@, L	Exterran Holdings, Inc.	56,575
600	@, L	FMC Technologies, Inc.	56,820
2,100	@	Grant Prideco, Inc.	116,130
100	L	Gulf Island Fabrication, Inc.	3,558
23,941		Halliburton Co.	828,119
1,280	@, L	Helix Energy Solutions Group, Inc.	49,190
400	@, L	Hornbeck Offshore Services, Inc.	15,260
700	@, L	Input/Output, Inc.	9,933
300		Lufkin Industries, Inc.	17,061
400	@, L	Matrix Service Co.	7,568
250	@, L	Natco Group, Inc. - Class A	12,485
1,100	@	National Oilwell Varco, Inc.	140,800
700	@, L	Oceaneering International, Inc.	47,012
12,100		Schlumberger Ltd.	1,167,650
520	@, L	SEACOR Holdings, Inc.	45,656
600	@	Superior Energy Services	23,292
800	@, L	Tetra Technologies, Inc.	15,992
2,600	@, L	Weatherford International Ltd.	151,788
500	@, L	W-H Energy Services, Inc.	31,780
			3,036,746
		Packaging & Containers: 0.2%
14,300	@	Pactiv Corp.	418,275
2,800		Sonoco Products Co.	100,856
			519,131
		Pharmaceuticals: 2.9%
10,500		Abbott Laboratories	545,055
1,200		Allergan, Inc.	72,012
300	L	Alpharma, Inc.	6,870
12,850		AmerisourceBergen Corp.	614,873
200	@, L	Bradley Pharmaceuticals, Inc.	3,912

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
27,600		Bristol-Myers Squibb Co.	$804,540
2,200		Cardinal Health, Inc.	150,436
1,000	@, L	Cephalon, Inc.	75,050
6,900		Eli Lilly & Co.	395,715
2,000	@, L	Endo Pharmaceuticals Holdings, Inc.	63,760
9,400	@	Forest Laboratories, Inc.	353,722
8,500	@	Gilead Sciences, Inc.	309,145
400	@, L	HealthExtras, Inc.	11,244
15,900	@	King Pharmaceuticals, Inc.	238,977
1,400	@	Medco Health Solutions, Inc.	119,630
1,300	L	Medicis Pharmaceutical Corp.	39,702
22,500		Merck & Co., Inc.	1,128,825
1,200	@, L	MGI Pharma, Inc.	28,284
12,250	L	Mylan Laboratories	184,975
1,000	@	NBTY, Inc.	36,700
600	@, L	Noven Pharmaceuticals, Inc.	9,156
1,100		Omnicare, Inc.	35,893
300	@, L	PetMed Express, Inc.	4,497
66,025		Pfizer, Inc.	1,640,061
400	@, L	Pharmerica Corp.	7,092
24,850		Schering-Plough Corp.	745,997
500	@, L	Sciele Pharma, Inc.	11,540
1,600	@, L	Sepracor, Inc.	46,672
1,230	@	Theragenics Corp.	5,105
260	@, L	USANA Health Sciences, Inc.	9,901
400	L	Valeant Pharmaceuticals International	6,308
1,100	@, L	VCA Antech, Inc.	44,979
1,200	@, L	Viropharma, Inc.	11,892
6,400		Wyeth	296,320
			8,058,840
		Pipelines: 0.1%
5,700		El Paso Corp.	90,459
800		Equitable Resources, Inc.	39,352
1,400	L	National Fuel Gas Co.	62,076
2,400	L	Oneok, Inc.	112,440
2,300		Williams Cos., Inc.	71,300
			375,627
		Retail: 3.5%
600	@, L	99 Cents Only Stores	7,410
500		Advance Auto Parts, Inc.	17,780
1,800	@, L	Aeropostale, Inc.	37,260
3,320		American Eagle Outfitters	85,756
500	@, L	AnnTaylor Stores Corp.	15,670
900	L	Applebees International, Inc.	22,329
3,300	@, L	Autozone, Inc.	400,257
200		Barnes & Noble, Inc.	7,214
4,600	L	Best Buy Co., Inc.	202,170
200		Big 5 Sporting Goods Corp.	4,160
7,500	@, L	Big Lots, Inc.	223,275
200	@, L	BJ’s Wholesale Club, Inc.	7,000
800		Brinker International, Inc.	23,072
750		Brown Shoe Co., Inc.	17,130
200	@, L	California Pizza Kitchen, Inc.	4,090
2,000	@	Carmax, Inc.	45,320
400	L	Casey’s General Stores, Inc.	11,344
500		Cash America International, Inc.	18,030
600	L	Cato Corp.	13,242
200	L	CBRL Group, Inc.	7,484
800	@, L	CEC Entertainment, Inc.	24,560
400	@	Charlotte Russe Holding, Inc.	6,988
800	@, L	Charming Shoppes, Inc.	7,232
200	@, L	Cheesecake Factory	4,986
1,700	@	Chico’s FAS, Inc.	27,166
300	@, L	Childrens Place Retail Stores, Inc.	8,628
600	L	Christopher & Banks Corp.	7,248
700	L	CKE Restaurants, Inc.	11,865
600	@, L	Coldwater Creek, Inc.	7,464
1,230	@, L	Collective Brands, Inc.	29,065
400	@	Copart, Inc.	11,736
16,500		Costco Wholesale Corp.	1,018,875
12,600		CVS Caremark Corp.	476,532
200	@	Dick’s Sporting Goods, Inc.	12,980
1,700	@	Dollar Tree Stores, Inc.	73,865
920	@, L	Dress Barn, Inc.	16,100
12,700		Family Dollar Stores, Inc.	371,856
200	@, L	First Cash Financial Services, Inc.	4,284
400		Foot Locker, Inc.	6,684
300		Fred’s, Inc.	3,120
2,000	@, L	GameStop Corp.	100,280
300	@, L	Genesco, Inc.	13,767
100		Group 1 Automotive, Inc.	3,506
430	@, L	Guitar Center, Inc.	24,334
400	@, L	Hibbett Sporting Goods, Inc.	9,976

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
17,000		Home Depot, Inc.	$651,270
1,000	@, L	HOT Topic, Inc.	8,370
300	L	IHOP Corp.	18,861
700	@, L	Insight Enterprises, Inc.	16,604
540	@	Jack in the Box, Inc.	33,599
8,700		JC Penney Co., Inc.	598,212
500	@, L	Jo-Ann Stores, Inc.	11,250
400	@, L	JOS A Bank Clothiers, Inc.	12,060
200		Longs Drug Stores Corp.	10,546
11,600		Lowe’s Cos., Inc.	360,296
2,200		Macy’s, Inc.	69,784
26,800		McDonald’s Corp.	1,319,900
880		Men’s Wearhouse, Inc.	44,598
400	L	MSC Industrial Direct Co.	20,720
1,500		Nordstrom, Inc.	72,150
700	@	O’Reilly Automotive, Inc.	24,878
340	@, L	Panera Bread Co.	14,872
200	@, L	Papa John’s International, Inc.	5,072
1,000	L	Pep Boys-Manny Moe & Jack	16,390
1,100	L	Petsmart, Inc.	38,170
600	@, L	PF Chang’s China Bistro, Inc.	20,238
9,600	L	RadioShack Corp.	228,192
420	@, L	Rare Hospitality International, Inc.	15,863
200	@, L	Red Robin Gourmet Burgers, Inc.	7,694
1,800		Regis Corp.	59,418
1,300		Ross Stores, Inc.	36,179
900	@, L	Saks, Inc.	14,553
300	@, L	School Specialty, Inc.	10,932
700	@, L	Sears Holding Corp.	100,492
815	@, L	Select Comfort Corp.	13,977
1,442	@, L	Sonic Corp.	31,464
300		Stage Stores, Inc.	5,199
4,000	@	Starbucks Corp.	110,200
400		Stein Mart, Inc.	3,512
7,400	L	Target Corp.	487,882
800	@, L	Texas Roadhouse, Inc.	10,248
600	L	The Finish Line - Class A	3,384
7,700	L	TJX Cos., Inc.	234,773
400	@, L	Tractor Supply Co.	19,264
1,800		Triarc Cos.	27,648
455	@, L	Tween Brands, Inc.	13,423
800	@, L	Urban Outfitters, Inc.	18,320
4,800		Walgreen Co.	216,336
21,800		Wal-Mart Stores, Inc.	951,134
9,200		Wendy’s International, Inc.	302,588
500	L	Williams-Sonoma, Inc.	16,665
300	L	World Fuel Services Corp.	11,565
400	@, L	Zale Corp.	8,988
			9,780,823
		Savings & Loans: 0.4%
400	L	Astoria Financial Corp.	10,428
1,200	L	Bankunited Financial Corp.	20,520
100	L	Downey Financial Corp.	5,659
1,800	L	First Niagara Financial Group, Inc.	25,434
670	@, L	FirstFed Financial Corp.	33,668
300	L	Flagstar Bancorp., Inc.	3,690
400	L	MAF Bancorp., Inc.	21,476
3,800		New York Community Bancorp., Inc.	67,222
800	L	Washington Federal, Inc.	21,232
26,000	L	Washington Mutual, Inc.	954,720
			1,164,049
		Semiconductors: 1.5%
1,160	@, L	Actel Corp.	13,050
5,700	@, L	Advanced Micro Devices, Inc.	74,100
1,000	@, L	AMIS Holdings, Inc.	10,370
9,300		Applied Materials, Inc.	198,648
6,300	@, L	Atmel Corp.	33,390
300	@, L	ATMI, Inc.	9,048
800	@, L	Axcelis Technologies, Inc.	3,768
3,600	@	Broadcom Corp.	124,200
1,400	@, L	Brooks Automation, Inc.	19,810
200	@, L	Cabot Microelectronics Corp.	8,344
300		Cohu, Inc.	5,937
700	@, L	Cree, Inc.	18,620
1,200	@	Cypress Semiconductor Corp.	30,048
200	@, L	Diodes, Inc.	6,062
700	@	DSP Group, Inc.	12,201
700	@	Exar Corp.	9,338
2,300	@, L	Fairchild Semiconductor International, Inc.	43,148
400	@	Integrated Device Technology, Inc.	6,256
59,800		Intel Corp.	1,539,850
900	@, L	International Rectifier Corp.	30,969
2,000		Intersil Corp.	66,640

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
10,100	L	KLA-Tencor Corp.	$580,447
1,200	@, L	Kulicke & Soffa Industries, Inc.	10,248
1,710	@, L	Lam Research Corp.	91,707
1,300	@	MEMC Electronic Materials, Inc.	79,846
1,400		Micrel, Inc.	15,330
1,960	L	Microchip Technology, Inc.	75,499
800	@, L	Microsemi Corp.	20,288
200	@, L	MKS Instruments, Inc.	4,408
6,500	L	National Semiconductor Corp.	171,080
2,900	@, L	Nvidia Corp.	148,364
1,060	@, L	Pericom Semiconductor Corp.	12,211
800	@, L	Photronics, Inc.	9,264
2,200	@, L	Semtech Corp.	39,248
300	@	Silicon Laboratories, Inc.	11,076
2,600	@, L	Skyworks Solutions, Inc.	20,514
300	@	Standard Microsystems Corp.	10,794
100	@, L	Supertex, Inc.	3,586
18,750	@, L	Teradyne, Inc.	279,188
10,000		Texas Instruments, Inc.	342,400
200	@	Ultratech, Inc.	2,866
1,135	@, L	Varian Semiconductor Equipment Associates, Inc.	63,140
200	@, L	Veeco Instruments, Inc.	3,520
			4,258,821
		Software: 2.2%
400	@	Aci Worldwide, Inc.	10,392
2,800	@	Activision, Inc.	54,572
900	L	Acxiom Corp.	22,050
4,600	@, L	Adobe Systems, Inc.	196,650
200	@, L	Advent Software, Inc.	8,014
600	@, L	Allscripts Healthcare Solutions, Inc.	13,566
910	@	Ansys, Inc.	30,148
8,000	@	Autodesk, Inc.	370,560
500	@, L	Avid Technology, Inc.	15,415
500		Blackbaud, Inc.	12,635
13,900	@	BMC Software, Inc.	425,618
2,700		BroADRidge Financial Solutions ADR	49,059
26,100		CA, Inc.	657,459
1,760	@	Captaris, Inc.	9,434
500	@, L	Cerner Corp.	28,520
2,000	@, L	Citrix Systems, Inc.	72,700
200	@, L	Concur Technologies, Inc.	5,356
1,700	@, L	CSG Systems International	39,304
600	@, L	Digi International, Inc.	8,490
446		Dun & Bradstreet Corp.	43,507
600	@	eFunds Corp.	21,768
2,600	@	Electronic Arts, Inc.	137,644
300	@, L	Epicor Software Corp.	3,990
500	L	Fair Isaac Corp.	18,495
8,800		First Data Corp.	292,336
500		Global Payments, Inc.	19,740
1,400	@, L	Informatica Corp.	19,544
500	@, L	JDA Software Group, Inc.	10,375
300	@, L	Mantech International Corp.	10,728
84,340		Microsoft Corp.	2,423,088
700		MoneyGram International, Inc.	14,889
16,800	@	Novell, Inc.	124,992
37,300	@	Oracle Corp.	756,444
500	@	Parametric Technology Corp.	8,805
590	@, L	Phase Forward, Inc.	10,526
400	@	Phoenix Technologies Ltd.	4,372
700	@, L	Progress Software Corp.	21,364
200	L	Quality Systems, Inc.	7,370
300	@, L	SPSS, Inc.	12,225
2,510	@	Sybase, Inc.	57,856
800	@, L	Take-Two Interactive Software, Inc.	12,784
700	@, L	THQ, Inc.	20,153
900	@, L	Wind River Systems, Inc.	9,495
			6,092,432
		Storage/Warehousing: 0.0%
400	@, L	Mobile Mini, Inc.	9,684
			9,684
		Telecommunications: 3.8%
4,300	@, L	3Com Corp.	16,125
2,700	@, L	Adaptec, Inc.	10,071
1,400	@	ADC Telecommunications, Inc.	25,620
300	L	Adtran, Inc.	8,019
4,400		Alltel Corp.	300,344
1,900	@, L	Andrew Corp.	26,752
300	@, L	Anixter International, Inc.	23,031
1,700	@, L	Arris Group, Inc.	25,806
64,665		AT&T, Inc.	2,578,194
5,600	@	Avaya, Inc.	94,248
300		Black Box Corp.	12,285

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
900	@, L	C-COR, Inc.	$10,359
10,700		CenturyTel, Inc.	513,386
7,500	@	Cincinnati Bell, Inc.	36,600
85,775	@	Cisco Systems, Inc.	2,737,908
400	@, L	CommScope, Inc.	22,640
400	@, L	Comtech Telecommunications	17,024
16,900		Corning, Inc.	394,953
300	L	CT Communications, Inc.	9,450
1,170	@, L	Ditech Networks, Inc.	6,002
2,500		Embarq Corp.	156,050
400	@	General Communication, Inc.	5,060
600	@, L	Harmonic, Inc.	5,982
1,893		Harris Corp.	115,151
6,100	@	Juniper Networks, Inc.	200,812
21,100		Motorola, Inc.	357,645
300	@	Netgear, Inc.	8,418
700	@, L	Network Equipment Technologies, Inc.	7,462
600	@, L	NeuStar, Inc.	18,972
500	@, L	Novatel Wireless, Inc.	11,420
300	L	Plantronics, Inc.	8,520
700	@, L	Polycom, Inc.	21,217
22,300		Qualcomm, Inc.	889,547
41,900	@, L	Qwest Communications International, Inc.	375,005
4,600	@, L	RF Micro Devices, Inc.	27,370
21,300		Sprint Nextel Corp.	402,996
1,200	@, L	Symmetricom, Inc.	5,988
2,160		Telephone & Data Systems, Inc.	139,860
7,400	@	Tellabs, Inc.	78,070
500	@	Tollgrade Communications, Inc.	5,090
3,700	@, L	Utstarcom, Inc.	11,248
26,600		Verizon Communications, Inc.	1,114,008
100	@, L	Viasat, Inc.	3,052
			10,837,760
		Textiles: 0.0%
200	L	Angelica Corp.	4,072
300		G&K Services, Inc.	12,495
1,200	@, L	Mohawk Industries, Inc.	104,772
200		Unifirst Corp.	8,276
			129,615
		Toys/Games/Hobbies: 0.1%
600	@, L	Jakks Pacific, Inc.	13,482
18,350		Mattel, Inc.	396,911
			410,393
		Transportation: 0.7%
200	L	Alexander & Baldwin, Inc.	10,382
200	L	Arkansas Best Corp.	7,180
200	@, L	Bristow Group, Inc.	8,670
1,500		Burlington Northern Santa Fe Corp.	121,725
1,500		CH Robinson Worldwide, Inc.	73,560
1,300	L	Con-way, Inc.	63,024
2,200		CSX Corp.	90,200
2,100	L	Expeditors International Washington, Inc.	92,757
1,800		FedEx Corp.	197,424
400	L	Forward Air Corp.	14,016
1,300	L	Heartland Express, Inc.	20,241
730	@, L	HUB Group, Inc.	24,360
500	L	Hunt (JB) Transport Services, Inc.	14,385
900	@, L	Kansas City Southern	27,351
600	@, L	Kirby Corp.	22,968
500		Knight Transportation, Inc.	9,195
1,000		Landstar System, Inc.	43,010
2,000		Norfolk Southern Corp.	102,420
530	@, L	Old Dominion Freight Line	15,264
575		Overseas Shipholding Group	41,055
1,430		Tidewater, Inc.	93,594
1,300		Union Pacific Corp.	145,041
10,100		United Parcel Service, Inc. - Class B	766,186
900	@, L	YRC Worldwide, Inc.	27,729
			2,031,737
		Trucking & Leasing: 0.0%
200		GATX Corp.	8,720
			8,720
		Water: 0.0%
100	L	American States Water Co.	3,906
900	L	Aqua America, Inc.	21,564
			25,470
		Total Common Stock
		(Cost $151,746,487)	169,177,779
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Apartments: 0.1%
2,900	L	Archstone-Smith Trust	170,520

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Apartments (continued)
1,800		Equity Residential	$72,432
330	L	Essex Property Trust, Inc.	38,871
200	L	Mid-America Apartment Communities, Inc.	9,918
			291,741
		Diversified: 0.1%
800	L	Colonial Properties Trust	28,728
200	L	Cousins Properties, Inc.	5,494
200	L	Entertainment Properties Trust	9,568
201,000	C	Istar Financial, Inc.	185,012
500	L	Lexington Corporate Properties Trust	10,340
143,000	C	Liberty Property LP	147,219
800	L	Liberty Property Trust	31,248
200		PS Business Parks, Inc.	11,300
			428,909
		Health Care: 0.0%
1,000		LTC Properties, Inc.	22,580
300		Medical Properties Trust, Inc.	4,041
800	L	Senior Housing Properties Trust	16,272
			42,893
		Hotels: 0.0%
2,400	L	Hospitality Properties Trust	94,704
			94,704
		Office Property: 0.1%
1,500	L	Boston Properties, Inc.	150,105
300	L	Kilroy Realty Corp.	18,339
200		Mack-Cali Realty Corp.	8,352
			176,796
		Regional Malls: 0.4%
3,700		General Growth Properties, Inc.	183,927
700	L	Macerich Co.	56,854
34,000	C	Rouse Co.	34,269
563,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc.	560,185
2,400	L	Simon Property Group, Inc.	227,808
			1,063,043
		Shopping Centers: 0.1%
200	L	Acadia Realty Trust	4,994
800		Inland Real Estate Corp.	12,384
1,900		Kimco Realty Corp.	81,358
600	L	Regency Centers Corp.	41,682
300	L	Tanger Factory Outlet Centers, Inc.	11,421
			151,839
		Single Tenant: 0.0%
300	L	National Retail Properties, Inc.	7,047
			7,047
		Storage: 0.0%
1,000		Public Storage, Inc.	75,780
100	L	Sovran Self Storage, Inc.	4,511
			80,291
		Warehouse/Industrial: 0.1%
400		AMB Property Corp.	21,992
100	L	EastGroup Properties, Inc.	4,243
4,300		Prologis	258,688
			284,923
		Total Real Estate Investment Trusts
		(Cost $2,692,099)	2,622,186
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
2,400	L	iShares S&P SmallCap 600 Index Fund	165,024
1,100	L	Midcap SPDR Trust Series 1	172,425
		Total Exchange-Traded Funds
		(Cost $332,810)	337,449
PREFERRED STOCK: 0.5%
		Banks: 0.1%
9,325	@@, #, P	Santander Finance Preferred SA Unipersonal	229,045
			229,045
		Diversified Financial Services: 0.2%
7,000	P	Deutsche Bank Capital Trust II	168,070
12,625	P	Merrill Lynch & Co., Inc.	284,189
			452,259
		Insurance: 0.2%
12,600	@@, P	Aegon NV	303,786
4,707	@@, P	Aegon NV - Series 1	110,944
11,619	P	Metlife, Inc.	292,915
			707,645
		Total Preferred Stock
		(Cost $1,453,989)	1,388,949

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@, #, I, X	Dayton Superior Corp.	$4
		Total Warrants
		(Cost $7,446)	4

# of Contracts		Value
PURCHASED OPTIONS: 0.0%
	Purchased Options: 0.0%
13	Call Option CME
	90-Day Eurodollar Future 06/08
	Strike @ $95.00-Exp 06/16/08	$19,419
30	Call Option CME
	90-Day Eurodollar Future 03/08
	Strike @ $95.00-Exp 03/17/08	36,938
69	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.00-Exp 12/17/07	43,987
69	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.50-Exp 12/17/07	15,525
	Total Purchased Options
	(Cost $66,515)	115,869

	Principal Amount			Value
CORPORATE BONDS/NOTES: 7.6%
			Airlines: 0.2%
	$462,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	$467,919
	118,000	Z	United AirLines, Inc., 6.932%, due 09/01/11	139,129
				607,048
			Auto Manufacturers: 0.1%
	249,745		Ford Motor Co., 5.598%, due 11/29/13	235,112
				235,112
			Banks: 2.1%
	270,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	235,804
	281,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	282,645
	100,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	87,532
	110,000	@@, C	Bank of Nova Scotia, 5.563%, due 08/21/85	91,738
	30,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	26,058
	12,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	12,495
	60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,623
	180,000	@@, C	BNP Paribas, 5.402%, due 12/31/49	154,948
	342,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	325,416
	111,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	108,176
	90,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	74,250
	100,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	86,526
	211,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	235,903
	109,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	104,626
	310,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	248,775
	200,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	163,000
	200,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	155,500
	160,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	130,400
	270,000	@@, C	Lloyds TSB Bank PLC, 5.688%, due 12/31/49	230,267
	30,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	26,237
	210,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	218,293
	100,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	86,835
	230,000	@@, C, L	National Westminster Bank PLC, 5.563%, due 08/29/49	199,207
	20,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	16,650
	167,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	159,167
	155,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	144,197
	140,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	132,497
	254,000	@@, #, C	Resona Bank Ltd., 5.850%, due 12/31/49	241,341
	240,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	206,607
	90,000	@@, C	Societe Generale, 5.469%, due 11/29/49	76,873
	40,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	30,100
	350,000	@@, C	Standard Chartered PLC, 5.588%, due 12/29/49	263,667
	310,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	234,050
	220,000	@@, C	Standard Chartered PLC, 5.688%, due 07/29/49	165,733
	233,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	238,156
	185,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	184,682
	110,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	94,494
	97,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	89,973
	322,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	322,499
				5,937,940
			Beverages: 0.0%
BRL	270,000	@@, #, L	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	125,229
				125,229
			Chemicals: 0.1%
	$40,000	Z	Stauffer Chemical, 4.930%, due 04/15/10	35,258
	70,000	Z	Stauffer Chemical, 5.620%, due 04/15/18	39,150

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Chemicals (continued)
$90,000	Z	Stauffer Chemical, 7.080%, due 04/15/17	$53,219
273,000	L	Union Carbide Corp., 7.750%, due 10/01/96	289,606
			417,233
		Diversified Financial Services: 2.3%
514,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	500,278
36,000	@@, #, I	Alpine III, 6.080%, due 08/16/14	36,103
36,000	@@, #, I	Alpine III, 6.480%, due 08/16/14	36,115
55,000	@@, #, I	Alpine III, 8.280%, due 08/16/14	55,355
95,000	@@, #, I	Alpine III, 11.530%, due 08/16/14	97,269
515,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	556,522
185,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	191,660
206,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	208,674
105,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	89,775
305,000	L	Ford Motor Credit Co., 8.000%, due 12/15/16	281,906
127,000		Ford Motor Credit Co., 8.110%, due 01/13/12	116,412
260,000		Ford Motor Credit Co., 9.810%, due 04/15/12	262,152
214,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	213,402
213,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	195,829
267,000	C	Goldman Sachs Capital II, 5.793%, due 12/31/49	245,248
150,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	169,429
214,000	C	Lehman Brothers Holdings Capital Trust VIII, 6.371%, due 05/29/49	192,336
352,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	352,111
200,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	198,840
208,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	198,854
109,000	@@, C	Paribas, 5.500%, due 12/31/49	93,201
50,667	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	50,351
86,254	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	85,433
196,246	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	197,900
378,830	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	359,888
293,361	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	282,360
214,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	161,205
350,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	337,750
299,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	296,010
1,350,622	#, Z	Toll Road Investors Partnership II LP, 16.730%, due 02/15/45	183,540
100,000	#, C	Twin Reefs Pass-Through Trust, 6.820%, due 12/10/49	100,309
221,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	227,971
			6,574,188
		Electric: 0.6%
445,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	433,875
59,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	68,636
326,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	332,520
78,459	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	79,208
161,000	C	Nevada Power Co., 5.950%, due 03/15/16	159,240
109,000	C	Nevada Power Co., 6.750%, due 07/01/37	108,303
317,000	C	NorthWestern Corp., 5.875%, due 11/01/14	308,101
44,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	43,340
22,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	21,615
286,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	294,182
			1,849,020
		Energy - Alternate Sources: 0.3%
200,000		Greater Ohio Ethanol, LLC, 8.862%, due 12/31/13	195,250
200,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	196,000
121,000	#	White Pine Hydro Portfolio, 7.260%, due 07/20/15	124,188
143,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	146,267
131,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	133,749
			795,454
		Gas: 0.4%
257,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	249,340
137,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	133,679
633,000	C	Southern Union Co., 7.200%, due 11/01/66	640,373
			1,023,392
		Insurance: 0.2%
340,000	@@, C	Aegon NV, 5.862%, due 12/31/49	277,100
217,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	191,885
			468,985
		Media: 0.3%
388,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	386,060
351,000	C	Comcast Corp., 6.950%, due 08/15/37	360,688
61,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	64,660
			811,408
		Multi-National: 0.1%
173,000		Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	167,003
			167,003
		Oil & Gas: 0.2%
72,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	69,720
53,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	55,698
142,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	145,370
173,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	176,201
145,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	139,182
			586,171
		Pipelines: 0.1%
54,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	56,565
113,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	114,413
			170,978

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Retail: 0.2%
$31,000	#, C, L	Rite Aid Corp., 9.375%, due 12/15/15	$28,365
185,000	#, C	Rite Aid Corp., 9.500%, due 06/15/17	168,813
257,000		Wal-Mart Stores Inc, 6.500%, due 08/15/37	264,411
70,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	61,341
			522,930
		Telecommunications: 0.4%
305,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	306,527
170,000	C	Qwest Corp., 7.875%, due 09/01/11	178,713
155,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	164,463
176,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	171,782
158,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	153,861
135,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	146,554
			1,121,900
		Total Corporate Bonds/Notes
		(Cost $21,928,350)	21,413,991
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.5%
		Federal Home Loan Mortgage Corporation: 5.1%
228,897	C, S	4.500%, due 12/15/16	225,648
370,000	C, S	4.500%, due 02/15/20	340,117
346,755	C, S	5.000%, due 08/15/16	342,748
372,000	C, S	5.000%, due 12/15/17	366,600
97,000	C, S	5.000%, due 05/15/20	93,497
314,977	C, S	5.000%, due 08/15/21	312,575
388,000	C, S	5.000%, due 04/15/23	361,326
212,000	C, S	5.000%, due 09/15/31	197,331
81,000	C, S	5.000%, due 02/15/32	77,006
503,000	C, S	5.000%, due 03/15/32	476,236
223,000	C, S	5.000%, due 04/15/32	215,902
949,000	W	5.000%, due 10/15/34	902,291
63,737	S	5.018%, due 04/01/35	62,098
563,000	C	5.250%, due 03/15/12	564,973
743,000	Z	5.280%, due 03/15/31	217,896
720,934	C, S	5.500%, due 08/15/20	681,965
148,000	C, S	5.500%, due 12/15/20	146,216
95,000	C, S	5.500%, due 09/15/32	90,677
89,000	C, S	5.500%, due 10/15/32	86,921
79,000	C, S	5.500%, due 11/15/32	75,928
594,000	C, S	5.500%, due 03/15/33	579,496
444,000	C, S	5.500%, due 04/15/33	433,554
1,011,000	C, S	5.500%, due 06/15/33	974,810
246,000	C, S	5.500%, due 07/15/33	237,736
24,254		5.500%, due 06/01/36	23,555
908,857	C, S	5.961%, due 05/15/33	904,841
41,829	S	6.000%, due 04/01/14	42,394
1,080,023	C, S	6.000%, due 01/15/29	1,091,961
2,788,000	W	6.000%, due 10/15/33	2,784,950
4,979		6.500%, due 11/01/28	5,100
92,972	S	6.500%, due 12/01/31	95,085
1,253,000	W	6.500%, due 10/01/37	1,271,600
			14,283,033
		Federal National Mortgage Corporation: 3.3%
15,000	W	4.500%, due 10/15/18	14,395
164,480	S	4.594%, due 08/01/35	160,778
36,684	C, S	4.750%, due 12/25/42	36,562
268,248	S	4.810%, due 08/01/35	261,641
3,962,000	W	5.000%, due 10/15/18	3,868,521
186,005	S	5.000%, due 02/25/29	184,237
1,230,719	S	5.000%, due 08/01/37	1,160,112
90,907	S	5.055%, due 07/01/35	88,604
138,188	S	5.156%, due 09/01/35	136,357
67,483	S	5.222%, due 08/01/35	66,076
296,000	C	5.400%, due 03/26/12	296,926
191,000	S	5.500%, due 05/25/30	185,027
222,000	W	5.500%, due 10/15/35	216,832
362,936	S	5.500%, due 01/25/36	350,153
25,298		5.500%, due 07/01/36	24,569
536,805	S	5.500%, due 12/25/36	517,629
465,000	C	5.550%, due 03/29/10	465,240
93,412	S	6.000%, due 08/01/16	94,636
29,147		6.000%, due 10/01/18	29,503
571,088	S	6.000%, due 07/25/29	579,964
303,257	S	6.000%, due 04/25/31	309,562
125,611	S	6.500%, due 04/01/30	128,555
15,000		6.500%, due 10/01/30	15,223
98,661	S	7.000%, due 06/01/31	102,410
13,278		7.500%, due 09/01/30	13,888
2,777		7.500%, due 10/01/30	2,904
94,408	C, S	7.500%, due 01/25/48	97,491
			9,407,795

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association: 0.1%
$6,892		6.375%, due 04/20/28	$6,946
71,263	S	6.500%, due 06/15/29	72,910
69,500	S	6.500%, due 01/15/32	71,033
92,017	S	7.500%, due 12/15/23	96,389
			247,278
		Total U.S. Government Agency Obligations
		(Cost $24,091,312)	23,938,106
U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury Bonds: 1.8%
2,444,000	L	4.750%, due 08/15/17	2,484,861
2,677,000	L	4.750%, due 02/15/37	2,641,447
			5,126,308
		U.S. Treasury Notes: 2.8%
697,000	L	4.500%, due 05/15/10	703,208
2,392,000	L	4.625%, due 07/31/09	2,412,370
2,464,000	L	4.625%, due 07/31/12	2,504,235
2,282,000	L	4.875%, due 06/30/12	2,342,973
			7,962,786
		Treasury Inflation Indexed Protected Securities: 1.1%
493,000	L	2.375%, due 04/15/11	516,451
488,000	L	2.375%, due 01/15/17	503,710
961,000	L	2.375%, due 01/15/25	1,055,999
695,000	L	3.875%, due 01/15/09	895,442
			2,971,602
		Total U.S. Treasury Obligations
		(Cost $15,863,373)	16,060,696
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.0%
15,660	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	15,590
41,689	C, S	Capital One Auto Finance Trust, 3.180%, due 09/15/10	41,639
			57,229
		Credit Card Asset-Backed Securities: 0.0%
55,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	54,745
			54,745
		Home Equity Asset-Backed Securities: 0.7%
651,000	C, S	GSAA Trust, 5.242%, due 06/25/34	646,247
308,000	C, S	GSAA Trust, 5.882%, due 09/25/36	311,139
413,000	C, S	GSAA Trust, 6.040%, due 07/25/36	416,788
112,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	110,380
23,319	C	Merrill Lynch Mortgage Investors, Inc., 5.865%, due 07/25/34	22,442
303,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	298,430
15,731	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	15,593
111,000	C, S	Residential Funding Mortgage Securities, 5.890%, due 05/25/37	109,607
52,164	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	50,538
			1,981,164
		Other Asset-Backed Securities: 1.0%
19,512	C	Amortizing Residential Collateral Trust, 6.005%, due 05/25/32	18,900
759	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	759
4,787	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	4,665
21,400	C	Chase Funding Mortgage Loan, 5.805%, due 07/25/33	20,938
2,431	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,418
256,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	248,264
89,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	87,916
119,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	118,294
97,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	94,984
133,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	125,881
23,276	C	Fannie Mae Grantor Trust, 5.645%, due 04/25/35	23,273
1,651,351	C, S	First Horizon Asset Back Trust, 5.635%, due 10/25/26	1,615,959
250,000	@@, #, C, S	Hudson Mezzanine Funding, 6.454%, due 06/12/42	50,000
54,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	53,318
16,258	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	16,047
4,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	3,968
42,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	41,497
7,451	C	Residential Asset Mortgage Products, Inc., 6.125%, due 06/25/33	7,374
133,329	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	131,373
39,471	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	39,394
			2,705,222
		Total Asset-Backed Securities
		(Cost $5,057,219)	4,798,360
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.1%
259,495	#	Astoria Depositor Corp., 7.902%, due 05/01/21	269,956
342,858	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	347,623
309,435	C, S	Banc of America Alternative Loan Trust, 6.499%, due 04/25/37	311,948
5,169,142	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	118,310
26,000	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	25,393
10,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,653
20,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,675

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$135,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	$124,554
20,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,494
459,123	C, S	Banc of America Funding Corp., 5.259%, due 09/20/35	441,117
876,542	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	861,816
342,973	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	337,634
73,139	C, S	Banc of America Funding Corp., 5.845%, due 05/20/36	72,569
265,675	C, S	Banc of America Mortgage Securities, Inc., 5.177%, due 09/25/35	259,015
118,426	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	116,766
120,322	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	113,096
35,057	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	34,872
108,048	C, S	Banc of America Alternative Loan Trust, 6.000%, due 06/25/35	107,575
498,993	C, S	Banc of America Alternative Loan Trust, 6.500%, due 05/25/46	503,918
42,367	C, S	Bear Stearns Alternative-A Trust, 5.825%, due 07/25/34	42,088
128,997	C, S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	126,862
206,000	S	Bear Stearns Commercial Mortgage Securities, 5.659%, due 09/11/41	193,317
260,000	C, S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	271,062
271,449	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	279,567
364,680	C, S	Chase Mortgage Finance Corp., 5.410%, due 12/25/35	357,934
212,413	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	210,764
340,896	C, S	Chaseflex Trust, 6.500%, due 02/25/37	343,951
150,790	C, S	Citigroup Mortgage Loan Trust, Inc., 5.621%, due 04/25/37	148,575
392,062	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	389,003
149,238	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	148,607
114,000	C	Commerical Mortgage Pass-through Certificates, 4.221%, due 03/10/39	110,679
218,124	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	213,723
185,086	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	182,898
1,880,951	C, S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	1,817,139
119,524	C, S	Countrywide Alternative Loan Trust, 5.745%, due 11/25/46	116,805
15,926	C	Countrywide Alternative Loan Trust, 5.805%, due 02/25/35	15,831
236,772	C, S	Countrywide Alternative Loan Trust, 5.885%, due 11/25/46	231,895
1,899,774	C, S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	1,886,427
148,205	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	139,474
397,936	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, due 07/25/37	396,770
100,283	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	97,394
66,020	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	63,343
40,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	42,323
137,902	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	140,905
206,638	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	207,372
548,753	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	562,473
187,659	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	183,856
46,628	C, S	First Horizon Asset Securities, Inc., 5.390%, due 10/25/35	46,330
126,282	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	125,215
100,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	103,537
5,090,637	C, S, ^	GE Capital Commercial Mortgage Corp., 0.674%, due 06/10/48	88,218
118,369	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	116,350
39,479	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	39,546
209,933	C, S	GMAC Mortgage Corp. Loan Trust, 4.593%, due 10/19/33	204,260
415,002	C, S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	398,726
407,395	C, S	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	396,015
4,067,857	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	96,728
135,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	134,186
123,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	114,330
62,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	57,311
50,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	45,142
179,000	C, S	GS Mortgage Securities Corp. II, 5.804%, due 04/10/38	164,556
98,987	#, C, S	GSMPS 2005-RP1 1AF, 5.855%, due 01/25/35	97,962
108,345	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	106,356
34,348	C	Harborview Mortgage Loan Trust, 5.888%, due 01/19/35	33,690
52,122	C, S	Homebanc Mortgage Trust, 5.935%, due 08/25/29	52,106
22,991		JP Morgan Alternative Loan Trust, 5.510%, due 01/25/36	22,876
15,849,813	C, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	27,718
17,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,576
58,000	C, S	JP Morgan Chase Commerical Mortgage Securities Corp., 4.865%, due 03/15/46	56,482
188,000	C, S	JP Morgan Chase Commerical Mortgage Securities Corp., 5.298%, due 05/15/47	186,240
40,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	37,694
80,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	73,489
18,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,223
16,844	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	16,981
142,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	144,327
1,061,565	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	36,448
23,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,389
190,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	185,591
280,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	270,831
410,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	405,141
111,662	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	110,370
22,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	19,931
20,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	19,788
60,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	59,622
273,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	269,433
161,000	C, S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	145,540
86,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	77,510
64,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	59,154
128,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	117,749

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$180,000		C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	$181,699
	631,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	650,510
	88,635	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	92,443
	136,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	135,803
	5,692	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	5,668
	55,146	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	55,703
	4,395,829	S, ^	Merrill Lynch Mortgage Trust, 0.216%, due 10/21/41	88,253
	3,760,948	#, C, ^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	22,616
	807,991	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.735%, due 08/12/48	33,283
	61,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	56,046
	68,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	62,180
	20,691	C	MLCC Mortgage Investors, Inc., 5.825%, due 01/25/29	20,568
	50,468	C, S	MLCC Mortgage Investors, Inc., 5.835%, due 11/25/29	50,396
	262,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	257,382
	66,810	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	66,685
	176,000	C, S	New York Mortgage Trust, Inc., 5.650%, due 05/25/36	175,991
	38,575	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	37,286
	279,378	C, S	RAAC Series, 5.250%, due 09/25/34	272,974
	19,823	C	Sequoia Mortgage Trust, 5.808%, due 01/20/35	19,730
	481,986	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.939%, due 05/25/36	481,612
	29,738	C	Structured Asset Mortgage Investments, Inc., 5.778%, due 04/19/35	29,626
	258,156	C, S	Thornburg Mortgage Securities Trust, 5.855%, due 12/25/33	255,156
	10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,962
	49,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	42,824
	417,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	371,616
	547,789	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	534,736
	343,205	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.497%, due 01/25/37	340,134
	578,142	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.699%, due 06/25/37	571,984
	263,154	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 06/25/37	258,893
	952,516	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.783%, due 12/25/46	946,303
	35,850	C	Washington Mutual Mortgage Pass-Through Certificates, 5.795%, due 06/25/44	35,463
	63,505	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.815%, due 01/25/45	62,339
	61,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	60,452
	462,056	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.901%, due 07/25/37	465,470
	334,987	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.924%, due 07/25/37	333,278
	226,522	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	224,752
	296,278	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	296,832
	823,403	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.315%, due 12/25/46	816,134
	165,240	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.425%, due 09/25/46	163,413
	1,883,807	C, S	Washington Mutual Mortgage Pass-Through Certificates, 7.005%, due 11/25/46	1,862,100
	197,000	C, S	Washington Mutual, Inc., 3.799%, due 06/25/34	191,510
	139,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.501%, due 06/25/35	136,576
	330,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	314,045
	323,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	314,438
	109,491	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.893%, due 08/25/34	106,987
	256,785	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	249,884
	400,740	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	392,162
	175,728	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	170,264
	57,208	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	55,268
	538,652	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.655%, due 12/25/36	533,537
	239,701	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.943%, due 11/25/36	239,400
	218,677	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 10/25/36	218,437

			Total Collateralized Mortgage Obligations
			(Cost $31,726,511)	31,208,491
MUNICIPAL BONDS: 0.2%
			California: 0.1%
	119,000	C	City of San Diego, 7.125%, due 06/01/32	111,555
				111,555
			Michigan: 0.1%
	335,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	318,920
				318,920
			Total Municipal Bonds
			(Cost $456,472)	430,475
OTHER BONDS: 0.3%
			Foreign Government Bonds: 0.3%
ARS	1,179,200	@@, X	Argentina Bonos, 2.000%, due 09/30/14	351,991
MXN	2,000,000	@@	Mexican Bonos, 8.000%, due 12/17/15	183,277
CHF	550,000	@@	Switzerland, 4.250%, due 01/08/08	457,515

			Total Other Bonds
			(Cost $1,034,128)	992,783

			Total Long-Term Investments
			(Cost $256,456,711)	272,485,138

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 20.1%
		Money Market: 4.4%
12,300,000	**	ING Institutional Prime Money Market Fund	$12,300,000
		Total Money Market
		(Cost $12,300,000)	12,300,000

Principal Amount				Value
		Commercial Paper: 0.9%
$2,500,000	Z	Rohm & Haas Co. 09/04/07		$2,498,333
		Total Commercial Paper
		(Cost $2,498,333)		2,498,333
		Foreign Government Securities: 0.4%
JPY 90,000,000	@@, Z	Japan Financing Bills, Discount Note, due 09/03/07		777,216
JPY 30,000,000	@@, Z	Japan Government Treasury Bill, 0.630%, due 11/20/07		258,727

		Total Foreign Government Securities
		(Cost $1,035,943)		1,035,943
		Repurchase Agreement: 0.3%
$853,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $853,493 to be received upon repurchase (Collateralized by $872,000 U.S. Treasury, Discount Note, Market Value plus accrued interest $870,919, due 09/13/07)		853,000
		Total Repurchase Agreement
		(Cost $853,000)		853,000
		Securities Lending Collateralcc: 14.1%
39,907,987		Bank of New York Mellon Corp. Institutional Cash Reserves Fund		39,907,987
		Total Securities Lending Collateral
		(Cost $39,907,987)		39,907,987
		Total Short-Term Investments
		(Cost $56,595,263)		56,595,263
		Total Investments in Securities
		(Cost $313,051,974)*	116.6%	$329,080,401
		Other Assets and Liabilities - Net	(16.6)	(46,743,305)
		Net Assets	100.0%	$282,337,096

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
JPY	Japanese Yen
MXN	Mexican Peso
*	Cost for federal income tax purposes is $314,589,656.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,230,857
	Gross Unrealized Depreciation	(6,740,114)
	Net Unrealized Appreciation	$14,490,743

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on August 31, 2007:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION		NOTIONAL	UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE		AMOUNT	(DEPRECIATION)
Barclays Bank PLC	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	210,000	$579
JPMorgan Chase Bank N.A.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	113,000	41
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	227,000	(309)
UBS AG	Australia & New Zealand Banking Group Ltd. 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	186,000	(804)
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	240,000	7,116
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	242,000	653
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	113,000	399
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	186,000	4,202
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	124,000	(773)
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	125,000	(2,143)
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	240,000	6,048
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	50,000	193
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	113,000	413
UBS AG	Burlington Northern Santa Fe Corp. 4.300%, 07/01/13	Buy	(0.350)	09/20/12	USD	315,000	33
Citibank N.A., New York	CDX.EM.6 Index	Buy	(1.400)	12/20/11	USD	377,000	7,128
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	646,000	(10,197)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	649,000	(16,147)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	163,000	(453)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	105,000	(2,297)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	525,000	(12,275)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	245,000	(2,412)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	394,000	(2,506)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	513,739	(10,955)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	400,000	—
Barclays Bank PLC	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	388,000	18,442
Barclays Bank PLC	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	492,000	(17,786)
Citibank N.A., New York	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	665,000	27,895
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	191,000	4,055
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	157,250	(144)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	494,000	(3,326)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	672,000	3,805
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	481,000	13,981
Citibank N.A., New York	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	131,000	(71)
Citibank N.A., New York	CDX.NA.HY.8 Index (0-10% Tranche)	Sell	0.000	06/20/14	USD	340,000	(9,350)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (35-60% Tranche)	Sell	2.550	06/20/12	USD	901,000	23,807
Citibank N.A., New York	CDX.NA.IG.6 Index (7-10% Tranche)	Sell	1.003	06/20/16	USD	463,680	(26,369)
Citibank N.A., New York	CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)	12/20/16	USD	1,611,000	16,977
Lehman Brothers Special Financing Inc.	CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)	12/20/16	USD	4,480,000	52,226
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	2,242,000	(4,214)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	2,242,000	(6,074)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	999,000	(1,996)
UBS AG	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	401,000	(459)
Citibank N.A., New York	CDX.NA.IG.8 Index (30-100% Tranche)	Sell	0.225	06/20/17	USD	6,091,000	15,110
Citibank N.A., New York	CDX.NA.IG.HVOL.8 Index	Buy	(0.750)	06/20/12	USD	230,000	(365)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.HVOL.8 Index	Buy	(0.750)	06/20/12	USD	2,259,000	54,260
Lehman Brothers Special Financing Inc.	CDX.NA.IG.HVOL.8 Index	Buy	(0.750)	06/20/12	USD	1,680,000	(8,696)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)	09/20/12	USD	294,000	(4,786)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)	09/20/12	USD	51,000	(806)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)	09/20/12	USD	112,000	(1,871)
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	50,000	(797)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	270,000	(4,828)
Merrill Lynch International	Countrywide Home Loan 4.000%, 03/22/11	Buy	(7.000)	09/20/12	USD	68,202	(12,089)
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Buy	(7.000)	09/20/12	USD	50,000	(8,726)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/2011	Buy	(2.650)	09/20/11	USD	84,500	(1,252)
UBS AG	Domtar Inc. 7.875%, 10/15/2011	Sell	2.600	09/20/11	USD	84,000	1,089
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240	06/20/08	USD	732,000	(946)
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.725)	06/20/12	USD	256,000	3,215
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(1.600)	08/20/12	USD	200,000	(4,737)
Citibank N.A., New York	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240	07/20/08	USD	512,000	(716)
Citibank N.A., New York	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.740)	07/20/12	USD	128,000	1,340
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.800)	07/20/12	USD	230,000	2,257
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.780)	07/20/12	USD	527,500	4,607
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.860)	08/20/12	USD	148,000	892
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(1.150)	08/20/12	USD	354,000	1,590
Citibank N.A., New York	First Data Corp. 5.625%, 11/01/11	Buy	(5.700)	09/20/12	USD	96,000	1,465
Barclays Bank PLC	Gannett Co. 6.375%, 04/01/12	Buy	(0.780)	09/20/14	USD	198,000	(1,137)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	287,000	(535)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.860)	09/20/14	USD	128,000	(1,278)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.770)	09/20/14	USD	125,000	(539)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.810)	09/20/14	USD	125,000	(822)
Barclays Bank PLC	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	105,000	(2,348)
Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.650	09/20/12	USD	95,000	340
Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	4.200	09/20/12	USD	117,000	2,795
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	137,000	(3,064)
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	1,031,000	(8,910)
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	186,000	2,110
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700	09/20/11	USD	34,000	230
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	999,327	(17,279)
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	168,308	(4,251)
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	1,998,653	(62,707)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on August 31, 2007 (continued)

		BUY/SELL	(PAY)/RECEIVE	TERMINATION		NOTIONAL	UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE		AMOUNT	(DEPRECIATION)
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	520,000	42,329
Merrill Lynch International	Lennar Corp. 5.950%, 03/01/13	Buy	(2.300)	09/20/12	USD	220,000	4,427
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.230)	09/20/12	USD	547,000	32,882
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.400)	09/20/12	USD	483,000	25,584
JPMorgan Chase Bank N.A.	Macy’s Inc. 6.625%, 04/01/11	Buy	(0.980)	09/20/12	USD	200,000	(1,939)
UBS AG	Macy’s Inc. 6.625%, 04/01/11	Buy	(0.980)	09/20/12	USD	420,000	(3,816)
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	552,000	541
UBS AG	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.830)	09/20/12	USD	98,000	(123)
Bear Stearns Credit Products Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.600)	06/20/12	USD	241,000	3,271
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	375,000	17,022
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	49,500	884
UBS AG	Norfolk Southern Corp. 7.700%, 05/15/17	Buy	(0.400)	09/20/12	USD	315,000	(238)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	490,200	(14,297)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	490,200	83,703
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	240,000	5,604
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	186,000	2,690
Citibank N.A., New York	Simon Property Group 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	51,000	685
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	50,000	109
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	113,000	250
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	186,000	2,337
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	50,000	520
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	186,000	5,615
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	109,000	993
JPMorgan Chase Bank N.A.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	231,000	3,762
JPMorgan Chase Bank N.A.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	311,000	2,798
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	203,000	2,225
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	210,000	(1,836)
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	217,000	2,921
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	456,000	28,080
UBS AG	Union Pacific Corp. 6.625%, 02/01/29	Buy	(0.410)	09/20/12	USD	315,000	(394)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	776,000	(256)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	97,000	989
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	373,000	1,950
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)	03/20/14	USD	235,000	528
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	641,000	1,485
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	512,000	1,831
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)	03/20/17	USD	235,000	(60)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	34,000	41
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	41,000	116
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	186,000	2,124
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)	03/20/14	USD	40,000	582
JPMorgan Chase Bank N.A.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	253,000	3,026
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)	03/20/14	USD	231,000	3,577
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)	03/20/14	USD	429,000	5,685
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)	03/20/17	USD	235,000	3,803
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	226,000	69
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	190,000	564
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.770	09/20/12	USD	480,000	1,209
UBS AG	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.790	09/20/12	USD	157,000	709
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	268,494	(498)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	161,000	2,397
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	322,000	4,795
							$276,003

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

ING Balanced Fund Written Options Outstanding on August 31, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	# of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value

Call Option CME
90-Day Eurodollar Future 12/07	USD	$95.25	12/17/07	138	$27,255	$(53,475)

					$27,255	$(53,475)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2007 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on August 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts

90-Day Eurodollar	52	12,407,200	09/15/08	$(10,270)
90-Day Eurodollar	17	4,054,500	12/15/08	3,696
S&P 500	4	1,476,700	09/20/07	24,412
S&P 500	1	372,375	12/20/07	2,909
U.S. Treasury 2-Year Note	122	25,151,064	12/31/07	(28,185)
U.S. Treasury 5-Year Note	32	3,414,500	12/31/07	(3,080)
U.S. Treasury 10-Year Note	30	3,271,406	12/19/07	(4,294)
U.S. Treasury Long Bond	18	2,008,125	12/19/07	(1,170)

				$(15,982)

Short Contracts

90-Day Eurodollar	52	-12,284,025	09/17/07	$59,000
90-Day Eurodollar	17	-4,040,263	12/17/07	6,638

				$65,638

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited)

Shares			Value
COMMON STOCK: 92.1%
		Aerospace/Defense: 1.4%
15,400	@	BE Aerospace, Inc.	$600,138
7,600		Boeing Co.	734,920
			1,335,058
		Agriculture: 2.2%
29,000		Altria Group, Inc.	2,012,890
			2,012,890
		Apparel: 0.8%
22,200		Liz Claiborne, Inc.	758,574
			758,574
		Auto Parts & Equipment: 0.3%
5,500	@	Goodyear Tire & Rubber Co.	152,130
1,100		Johnson Controls, Inc.	124,410
			276,540
		Banks: 5.3%
30,480		Bank of America Corp.	1,544,726
7,386		Bank of New York Mellon Corp.	298,616
7,000		Cullen/Frost Bankers, Inc.	361,060
18,700		People’s United Financial, Inc.	330,616
6,100		PNC Financial Services Group, Inc.	429,257
14,000	L	US Bancorp.	452,900
9,800		Wachovia Corp.	480,004
28,400		Wells Fargo & Co.	1,037,736
			4,934,915
		Beverages: 0.7%
17,800	@@	Fomento Economico Mexicano SA de CV ADR	620,152
			620,152
		Chemicals: 1.0%
10,300		Air Products & Chemicals, Inc.	927,103
			927,103
		Commercial Services: 0.4%
14,400	@, L	Quanta Services, Inc.	407,088
			407,088
		Computers: 2.8%
3,900	@	Apple, Inc.	540,072
33,800	@	Dell, Inc.	954,850
9,600		Hewlett-Packard Co.	473,760
26,100	@@	Seagate Technology, Inc.	673,902
			2,642,584
		Cosmetics/Personal Care: 1.9%
27,324		Procter & Gamble Co.	1,784,530
			1,784,530
		Diversified Financial Services: 7.0%
51,000	@@	Amvescap PLC	622,494
10,600	L	Bear Stearns Cos., Inc.	1,151,796
36,275		Citigroup, Inc.	1,700,572
3,875	@@	Deutsche Boerse AG	428,790
1,400		Freddie Mac	86,254
800		Goldman Sachs Group, Inc.	140,808
13,300		JP Morgan Chase & Co.	592,116
8,200	@@, L	Lazard Ltd.	328,738
8,400		Merrill Lynch & Co., Inc.	619,080
48,900	@, L	TD Ameritrade Holding Corp.	887,535
			6,558,183
		Electric: 3.3%
16,500		Exelon Corp.	1,166,055
13,400	@	Mirant Corp.	522,198
28,200	@, L	NRG Energy, Inc.	1,074,138
8,900	L	NSTAR	291,653
			3,054,044
		Engineering & Construction: 1.6%
12,570	@, L	Foster Wheeler Ltd.	1,488,791
			1,488,791
		Entertainment: 0.3%
2,353	@, L	Penn National Gaming, Inc.	138,356
5,242		Regal Entertainment Group	118,155
			256,511
		Environmental Control: 1.5%
38,000		Waste Management, Inc.	1,431,460
			1,431,460
		Food: 1.4%
41,000		Kraft Foods, Inc.	1,314,460
			1,314,460
		Healthcare - Products: 4.0%
37,700		Johnson & Johnson	2,329,483
32,900	@	St. Jude Medical, Inc.	1,433,453
			3,762,936

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.2%
15,753	@, W, L	Covance, Inc.	$1,155,010
			1,155,010
		Insurance: 4.0%
16,900		American International Group, Inc.	1,115,400
10,800	L	MBIA, Inc.	648,000
10,300		Principal Financial Group, Inc.	571,547
14,900		Protective Life Corp.	622,820
4,100	@@	Willis Group Holdings Ltd.	159,490
22,267		WR Berkley Corp.	665,561
			3,782,818
		Internet: 2.0%
3,550	@	Google, Inc. - Class A	1,829,138
			1,829,138
		Investment Companies: 1.0%
47,600	@@	KKR Private Equity Investors LP	904,400
			904,400
		Iron/Steel: 0.9%
8,200		Allegheny Technologies, Inc.	814,998
			814,998
		Media: 2.6%
22,000	@	Comcast Corp. – Class A	573,980
63,000		News Corp. - Class A	1,274,490
3,700	@	Time Warner Cable, Inc.	135,790
12,400		Walt Disney Co.	416,640
			2,400,900
		Metal Fabricate/Hardware: 1.2%
8,800		Precision Castparts Corp.	1,146,728
			1,146,728
		Mining: 1.3%
27,300		Alcoa, Inc.	997,269
2,300		Freeport-McMoRan Copper & Gold, Inc.	201,066
			1,198,335
		Miscellaneous Manufacturing: 4.9%
19,800		Cooper Industries Ltd.	1,013,166
59,800		General Electric Co.	2,324,426
4,000		ITT Corp.	271,960
15,600	L	Roper Industries, Inc.	987,324
			4,596,876
		Oil & Gas: 8.9%
11,400		ConocoPhillips	933,546
68,500	S	ExxonMobil Corp.	5,872,505
1,900		GlobalSantaFe Corp.	134,121
3,100	@	Transocean, Inc.	325,779
4,100	L	Valero Energy Corp.	280,891
14,800		XTO Energy, Inc.	804,528
			8,351,370
		Oil & Gas Services: 2.3%
7,300	@	Hercules Offshore, Inc.	185,712
20,800		Schlumberger Ltd.	2,007,200
			2,192,912
		Pharmaceuticals: 5.1%
24,450		Abbott Laboratories	1,269,200
7,600	@	Gilead Sciences, Inc.	276,412
12,000	@	Hospira, Inc.	463,800
23,400		Merck & Co., Inc.	1,173,978
28,800		Omnicare, Inc.	939,744
14,400		Wyeth	666,720
			4,789,854
		Retail: 5.4%
42,400		CVS Caremark Corp.	1,603,568
23,800		Home Depot, Inc.	911,778
4,200	@	Kohl’s Corp.	249,060
15,652		Macy’s, Inc.	496,481
8,500		McDonald’s Corp.	418,625
6,800		Target Corp.	448,324
21,700		Wal-Mart Stores, Inc.	946,771
			5,074,607
		Semiconductors: 4.0%
98,700		Intel Corp.	2,541,525
7,700	@, @@	Marvell Technology Group Ltd.	127,589
9,000		Maxim Integrated Products	270,090
83,700	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	830,304
			3,769,508
		Software: 4.4%
30,900	@	Activision, Inc.	602,241
7,500	@, L	Adobe Systems, Inc.	320,625
2,700	@	Electronic Arts, Inc.	142,938
10,000	@@	Infosys Technologies Ltd. ADR	477,100
42,218		Microsoft Corp.	1,212,923
68,300	@	Oracle Corp.	1,385,124
			4,140,951

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value
		Telecommunications: 7.0%
38,000	@, L	Arris Group, Inc.	$576,840
52,900		AT&T, Inc.	2,109,123
48,100	@	Cisco Systems, Inc.	1,535,352
29,600		Qualcomm, Inc.	1,180,744
47,000	@, L	Qwest Communications International, Inc.	420,650
16,600		Verizon Communications, Inc.	695,208
			6,517,917
		Total Common Stock
		(Cost $77,592,880)	86,232,141

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.9%
		Mutual Fund: 8.2%
$7,700,000	**	ING Institutional Prime Money Market Fund		$7,700,000

		Total Mutual Fund
		(Cost $7,700,000)		7,700,000

		Repurchase Agreement: 0.2%
192,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $192,112 to be received upon repurchase (Collateralized by $200,000 Federal National Mortgage Association, Discount Note, Market Value $198,340, due 10/31/07)		192,000

		Total Repurchase Agreement
		(Cost $192,000)		192,000

		Securities Lending Collateralcc: 7.5%
6,974,046		Bank of New York Mellon Corp. Institutional Cash Reserves Fund		6,974,046

		Total Securities Lending Collateral
		(Cost $6,974,046)		6,974,046

		Total Short-Term Investments
		(Cost $14,866,046)		14,866,046

		Total Investments in Securities
		(Cost $92,458,926)*	108.0%	$101,098,187
		Other Assets and Liabilities - Net	(8.0)	(7,518,762)
		Net Assets	100.0%	$93,579,425

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities
		and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $93,011,222.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,758,686
		Gross Unrealized Depreciation		(1,671,721)
		Net Unrealized Appreciation		$8,086,965

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2006 (Unaudited) (continued)

ING Growth and Income Fund Written Options Outstanding on August 31, 2007:

Equity Options

		Exercise	Expiration	# of	Premium
Description/Name of Issuer	Counterparty	Price	Date	Contracts	Received	Value

Call Option OTC - Altria Group	UBS	$70.00	09/21/07	4,000	$2,880	$(2,400)
Call Option OTC - Precision Castparts Corp.	UBS	$140.00	12/21/07	2,200	20,420	(19,052)

					$23,300	$(21,452)

ING Growth and Income Fund Open Futures Contracts on August 31, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)

Long Contracts

S&P 500 E-Mini	76	5,611,460	09/21/07	$(34,169)

				$(34,169)

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Aerospace/Defense: 4.2%
9,800		Boeing Co.	$947,660
6,800		Lockheed Martin Corp.	674,152
			1,621,812
		Agriculture: 2.4%
13,500		Altria Group, Inc.	937,035
			937,035
		Apparel: 2.8%
14,600	@	Coach, Inc.	650,138
7,800	L	Guess ?, Inc.	413,400
			1,063,538
		Banks: 1.2%
11,451		Bank of New York Mellon Corp.	462,964
			462,964
		Chemicals: 3.7%
20,390		Monsanto Co.	1,421,999
			1,421,999
		Commercial Services: 1.0%
12,900	@, L	Quanta Services, Inc.	364,683
			364,683
		Computers: 11.8%
7,200	@	Apple, Inc.	997,056
7,500	@	Cognizant Technology Solutions Corp.	551,325
27,100		Hewlett-Packard Co.	1,337,385
8,300	L	International Business Machines Corp.	968,527
8,200	@, @@, L	Research In Motion Ltd.	700,362
			4,554,655
		Diversified Financial Services: 4.6%
20,100		American Express Co.	1,178,262
30,200		Charles Schwab Corp.	597,960
			1,776,222
		Electric: 1.2%
12,600	@	NRG Energy, Inc.	479,934
			479,934
		Engineering & Construction: 1.2%
4,800	@	McDermott International, Inc.	460,752
			460,752
		Food: 1.9%
13,600		Kellogg Co.	747,048
			747,048
		Healthcare - Products: 9.3%
4,400	@@	Alcon, Inc.	595,144
20,100		Baxter International, Inc.	1,100,676
11,600	@, L	Hologic, Inc.	616,540
16,900	@	St. Jude Medical, Inc.	736,333
7,000	@	Zimmer Holdings, Inc.	548,310
			3,597,003
		Household Products/Wares: 1.4%
8,900		Clorox Co.	532,220
			532,220
		Insurance: 1.2%
8,300		Principal Financial Group, Inc.	460,567
			460,567
		Internet: 7.6%
21,200	@	eBay, Inc.	722,920
2,000	@	Google, Inc. - Class A	1,030,500
16,700	@	McAfee, Inc.	597,025
17,900	@, L	VeriSign, Inc.	576,380
			2,926,825
		Media: 2.5%
18,850	@, L	Comcast Corp. – Class A	491,797
21,400		News Corp. - Class B	465,236
			957,033
		Mining: 1.5%
6,400		Freeport-McMoRan Copper & Gold, Inc.	559,488
			559,488
		Miscellaneous Manufacturing: 5.5%
7,400		Cooper Industries Ltd.	378,658
13,014		Danaher Corp.	1,010,667
11,300	L	Roper Industries, Inc.	715,177
			2,104,502
		Oil & Gas Services: 2.6%
5,100	@	Cameron International Corp.	417,027
4,700	@	National Oilwell Varco, Inc.	601,600
			1,018,627

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 1.0%
12,900	@	Pactiv Corp.	$377,325
			377,325
		Pharmaceuticals: 9.0%
7,400		Abbott Laboratories	384,134
18,100	@	Gilead Sciences, Inc.	658,297
22,900		Merck & Co., Inc.	1,148,893
22,100		Schering-Plough Corp.	663,442
13,900	@@	Teva Pharmaceutical Industries Ltd. ADR	597,700
			3,452,466
		Retail: 5.6%
18,900	@	GameStop Corp.	947,646
14,200		McDonald’s Corp.	699,350
17,200		TJX Cos., Inc.	524,428
			2,171,424
		Semiconductors: 6.1%
24,900		Altera Corp.	592,869
21,700		National Semiconductor Corp.	571,144
13,200	@	Nvidia Corp.	675,312
52,921	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	524,976
			2,364,301
		Software: 4.0%
24,400	@	Activision, Inc.	475,556
52,800	@	Oracle Corp.	1,070,784
			1,546,340
		Telecommunications: 6.2%
59,600	@	Cisco Systems, Inc.	1,902,432
6,300	@, L	NII Holdings, Inc.	498,834
			2,401,266
		Total Common Stock
		(Cost $32,210,521)	38,360,029
SHORT-TERM INVESTMENTS: 13.6%
		Mutual Fund: 0.4%
155,000	**	ING Institutional Prime Money Market Fund	155,000
		Total Mutual Fund
		(Cost $155,000)	155,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$200,000	Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $200,116 to be received upon repurchase (Collateralized by $205,000 U.S. Treasury, Discount Note, Market Value plus accrued interest $204,746, due 09/13/07)		$200,000
	Total Repurchase Agreement (Cost $200,000)		200,000
	Securities Lending Collateralcc: 12.7%
4,893,734	Bank of New York Mellon Corp. Institutional Cash Reserves Fund		4,893,734
	Total Securities Lending Collateral (Cost $4,893,734)		4,893,734
	Total Short-Term Investments (Cost $5,248,734)		5,248,734
	Total Investments in Securities (Cost $37,459,255)*	113.1%	$43,608,763
	Other Assets and Liabilities - Net	(13.1)	(5,040,831)
	Net Assets	100.0%	$38,567,932

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $37,535,705.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,556,524
	Gross Unrealized Depreciation	(483,466)
	Net Unrealized Appreciation	$6,073,058

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 0.5%
35,400		Omnicom Group	$1,802,922
			1,802,922
		Aerospace/Defense: 3.2%
16,500		Boeing Co.	1,595,550
15,200		General Dynamics Corp.	1,194,112
28,200		Lockheed Martin Corp.	2,795,748
45,600		Raytheon Co.	2,797,104
54,900		United Technologies Corp.	4,097,187
			12,479,701
		Agriculture: 1.6%
58,050		Altria Group, Inc.	4,029,251
9,700		Archer-Daniels-Midland Co.	326,890
9,600		Reynolds American, Inc.	634,752
23,800	L	UST, Inc.	1,172,864
			6,163,757
		Apparel: 0.5%
27,800	@	Coach, Inc.	1,237,934
3,400		Nike, Inc.	191,556
8,200		Polo Ralph Lauren Corp.	619,428
			2,048,918
		Auto Manufacturers: 0.6%
111,900	L	Ford Motor Co.	873,939
10,900	L	General Motors Corp.	335,066
15,000		Paccar, Inc.	1,283,250
			2,492,255
		Auto Parts & Equipment: 0.0%
1,600		Johnson Controls, Inc.	180,960
			180,960
		Banks: 6.4%
193,394		Bank of America Corp.	9,801,208
23,217		Bank of New York Mellon Corp.	938,663
23,600		Comerica, Inc.	1,316,408
64,800		Huntington Bancshares, Inc.	1,115,208
69,800		Regions Financial Corp.	2,184,740
2,700		State Street Corp.	165,672
101,743		Wachovia Corp.	4,983,372
113,500		Wells Fargo & Co.	4,147,290
			24,652,561
		Beverages: 1.4%
40,300		Coca-Cola Co.	2,167,334
35,750		Pepsi Bottling Group, Inc.	1,236,593
29,700		PepsiCo, Inc.	2,020,491
			5,424,418
		Biotechnology: 0.7%
30,000	@	Amgen, Inc.	1,503,300
8,500	@	Biogen Idec, Inc.	542,470
8,000	@	Celgene Corp.	513,680
3,600	@	Genzyme Corp.	224,676
			2,784,126
		Building Materials: 0.4%
64,900		Masco Corp.	1,688,698
			1,688,698
		Chemicals: 1.3%
2,100		Air Products & Chemicals, Inc.	189,021
16,400		Ashland, Inc.	980,556
15,300		Dow Chemical Co.	652,239
3,900		EI DuPont de Nemours & Co.	190,125
12,600		International Flavors & Fragrances, Inc.	632,898
11,900		Monsanto Co.	829,906
33,800		Sigma-Aldrich Corp.	1,514,240
			4,988,985
		Coal: 0.2%
4,600	L	Consol Energy, Inc.	183,448
9,100	L	Peabody Energy Corp.	386,841
			570,289
		Commercial Services: 0.6%
3,200	@, L	Apollo Group, Inc. - Class A	187,744
40,100	@	Convergys Corp.	671,675
17,350		McKesson Corp.	992,594
5,700		Robert Half International, Inc.	182,058
14,300		Western Union Co.	269,269
			2,303,340
		Computers: 5.7%
3,300	@	Affiliated Computer Services, Inc.	165,099
24,100	@	Apple, Inc.	3,337,368
2,600	@	Cognizant Technology Solutions Corp.	191,126

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
14,600	@	Computer Sciences Corp.	$816,870
104,000	@	Dell, Inc.	2,938,000
43,800		Electronic Data Systems Corp.	1,002,582
45,900	@	EMC Corp.	902,394
91,909		Hewlett-Packard Co.	4,535,709
50,750	L	International Business Machines Corp.	5,922,018
17,000	@	Lexmark International, Inc.	633,420
27,100	@	Network Appliance, Inc.	755,006
8,700	@, L	Sandisk Corp.	487,722
69,700		Sun Microsystems, Inc.	373,592
			22,060,906
		Cosmetics/Personal Care: 2.7%
5,500	L	Avon Products, Inc.	188,925
10,200		Colgate-Palmolive Co.	676,464
13,500	L	Estee Lauder Cos., Inc.	561,465
139,620		Procter & Gamble Co.	9,118,582
			10,545,436
		Diversified Financial Services: 7.6%
8,250		American Express Co.	483,615
9,900		Charles Schwab Corp.	196,020
185,350		Citigroup, Inc.	8,689,208
1,600		Cme Group, Inc.	887,680
10,700	L	Countrywide Financial Corp.	212,395
16,475	@	Discover Financial Services	381,232
22,200		Fannie Mae	1,456,542
7,600		Freddie Mac	468,236
17,300		Goldman Sachs Group, Inc.	3,044,973
142,000		JP Morgan Chase & Co.	6,321,840
9,500	L	Lehman Brothers Holdings, Inc.	520,885
42,950		Merrill Lynch & Co., Inc.	3,165,415
44,650		Morgan Stanley	2,784,821
13,400		SLM Corp.	673,752
			29,286,614
		Electric: 3.3%
10,100	@	AES Corp.	182,911
2,200		Constellation Energy Group, Inc.	182,468
9,900		Duke Energy Corp.	181,566
20,600	@	Dynegy, Inc. - Class A	166,654
49,600		Edison International	2,614,416
35,900		Entergy Corp.	3,719,958
13,500		Exelon Corp.	954,045
18,800		FirstEnergy Corp.	1,155,072
6,600		FPL Group, Inc.	388,344
4,900		PPL Corp.	236,474
22,300		Public Service Enterprise Group, Inc.	1,895,277
15,000		TXU Corp.	1,011,000
			12,688,185
		Electrical Components & Equipment: 0.1%
4,000		Emerson Electric Co.	196,920
			196,920
		Electronics: 0.3%
6,300	@, L	Agilent Technologies, Inc.	229,320
5,300	@	Thermo Electron Corp.	287,419
14,352	@	Tyco Electronics Ltd.	500,454
			1,017,193
		Engineering & Construction: 0.1%
1,600		Fluor Corp.	203,440
			203,440
		Entertainment: 0.1%
5,500		International Game Technology	209,935
			209,935
		Environmental Control: 0.4%
45,900		Waste Management, Inc.	1,729,053
			1,729,053
		Food: 1.5%
14,300		Campbell Soup Co.	539,825
10,100	@	Dean Foods Co.	271,286
48,950		General Mills, Inc.	2,735,326
8,400		HJ Heinz Co.	378,756
18,500		Kraft Foods, Inc.	593,110
42,400		Kroger Co.	1,126,992
4,400	L	Whole Foods Market, Inc.	194,744
			5,840,039
		Forest Products & Paper: 0.3%
33,900		International Paper Co.	1,190,229
			1,190,229
		Hand/Machine Tools: 0.7%
10,900		Black & Decker Corp.	945,575
16,300		Snap-On, Inc.	798,374
18,600		Stanley Works	1,055,364
			2,799,313
		Healthcare - Products: 3.2%
22,200		Baxter International, Inc.	1,215,672

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
2,500		Becton Dickinson & Co.	$192,350
26,500	@, L	Boston Scientific Corp.	339,995
15,552	@, @@	Covidien Ltd.	619,436
2,400		CR Bard, Inc.	200,136
124,450		Johnson & Johnson	7,689,766
25,800		Medtronic, Inc.	1,363,272
4,000	@, L	St. Jude Medical, Inc.	174,280
4,100		Stryker Corp.	273,880
5,100	@	Varian Medical Systems, Inc.	205,989
3,700	@	Zimmer Holdings, Inc.	289,821
			12,564,597
		Healthcare - Services: 1.7%
20,900		Aetna, Inc.	1,064,019
11,400	@, L	Coventry Health Care, Inc.	654,018
11,450	@	Humana, Inc.	733,831
54,800		UnitedHealth Group, Inc.	2,740,548
15,800	@	WellPoint, Inc.	1,273,322
			6,465,738
		Home Builders: 0.2%
10,400	L	D.R. Horton, Inc.	157,144
22,500	L	KB Home	682,650
			839,794
		Home Furnishings: 0.1%
2,200		Harman International Industries, Inc.	249,458
			249,458
		Household Products/Wares: 0.2%
10,700		Kimberly-Clark Corp.	734,983
			734,983
		Insurance: 4.7%
21,800	@@	ACE Ltd.	1,259,168
3,400		Aflac, Inc.	181,254
34,000		Allstate Corp.	1,861,500
67,900		American International Group, Inc.	4,481,400
4,600		AON Corp.	199,272
44,600		Chubb Corp.	2,280,398
4,800		Cigna Corp.	248,064
38,400		Genworth Financial, Inc.	1,112,832
16,532		Hartford Financial Services Group, Inc.	1,469,860
7,300		Marsh & McLennan Cos., Inc.	194,545
14,050	L	Metlife, Inc.	899,903
9,500	L	MGIC Investment Corp.	286,520
30,150		Prudential Financial, Inc.	2,706,867
23,600		Travelers Cos., Inc.	1,192,744
			18,374,327
		Internet: 1.8%
12,200	@, L	Amazon.com, Inc.	974,902
31,100	@	eBay, Inc.	1,060,510
6,100	@	Google, Inc. - Class A	3,143,025
14,900	@, L	IAC/InterActiveCorp.	414,071
46,100	@, L	Symantec Corp.	867,141
29,800	@, L	Yahoo!, Inc.	677,354
			7,137,003
		Iron/Steel: 0.5%
1,900		Allegheny Technologies, Inc.	188,841
19,900		Nucor Corp.	1,052,710
7,600		United States Steel Corp.	718,048
			1,959,599
		Leisure Time: 0.3%
4,100		Carnival Corp.	186,919
17,900	L	Harley-Davidson, Inc.	962,841
			1,149,760
		Lodging: 0.3%
6,000		Harrah’s Entertainment, Inc.	514,620
12,200		Hilton Hotels Corp.	560,590
			1,075,210
		Machinery - Construction & Mining: 0.5%
21,500		Caterpillar, Inc.	1,629,055
2,500	@	Terex Corp.	199,700
			1,828,755
		Machinery - Diversified: 0.4%
8,100		Cummins, Inc.	959,202
2,200		Deere & Co.	299,332
2,800		Rockwell Automation, Inc.	197,288
			1,455,822
		Media: 2.4%
16,200		Clear Channel Communications, Inc.	603,612
64,000	@, L	Comcast Corp. – Class A	1,669,760
24,000	@	DIRECTV Group, Inc.	559,920
10,700		McGraw-Hill Cos., Inc.	539,922
36,000		News Corp. - Class A	728,280
68,100		Time Warner, Inc.	1,292,538
10,200	@	Viacom - Class B	402,492
104,650		Walt Disney Co.	3,516,240
			9,312,764

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.0%
1,400		Precision Castparts Corp.	$182,434
			182,434
		Mining: 0.7%
28,300		Alcoa, Inc.	1,033,799
12,200		Freeport-McMoRan Copper & Gold, Inc.	1,066,524
11,800		Newmont Mining Corp.	498,668
			2,598,991
		Miscellaneous Manufacturing: 5.1%
15,200		3M Co.	1,383,048
12,200		Cooper Industries Ltd.	624,274
17,900	L	Eastman Kodak Co.	477,393
25,800		Eaton Corp.	2,430,876
263,450		General Electric Co.	10,240,297
5,400		Honeywell International, Inc.	303,210
13,200		Illinois Tool Works, Inc.	767,844
13,700		ITT Corp.	931,463
16,900		Parker Hannifin Corp.	1,816,243
15,552	@@	Tyco International Ltd.	686,776
			19,661,424
		Oil & Gas: 9.3%
6,400		Anadarko Petroleum Corp.	313,472
89,734		Chevron Corp.	7,875,056
51,018		ConocoPhillips	4,177,864
2,900		Devon Energy Corp.	218,399
2,600	L	EOG Resources, Inc.	175,136
186,250	S	ExxonMobil Corp.	15,967,213
6,800		Hess Corp.	417,316
41,500		Marathon Oil Corp.	2,236,435
8,400	L	Noble Corp.	412,104
30,000		Occidental Petroleum Corp.	1,700,700
6,100	@	Transocean, Inc.	641,049
24,500	L	Valero Energy Corp.	1,678,495
4,100		XTO Energy, Inc.	222,876
			36,036,115
		Oil & Gas Services: 1.6%
5,200		Baker Hughes, Inc.	436,072
58,459		Halliburton Co.	2,022,097
2,300	@	National Oilwell Varco, Inc.	294,400
30,000		Schlumberger Ltd.	2,895,000
6,800	@, L	Weatherford International Ltd.	396,984
			6,044,553
		Packaging & Containers: 0.3%
39,000	@	Pactiv Corp.	1,140,750
			1,140,750
		Pharmaceuticals: 5.1%
28,100		Abbott Laboratories	1,458,671
3,000		Allergan, Inc.	180,030
31,000		AmerisourceBergen Corp.	1,483,350
74,300		Bristol-Myers Squibb Co.	2,165,845
6,900		Cardinal Health, Inc.	471,822
17,100		Eli Lilly & Co.	980,685
22,400	@	Forest Laboratories, Inc.	842,912
22,300	@	Gilead Sciences, Inc.	811,051
32,416	@	King Pharmaceuticals, Inc.	487,212
5,600	@	Medco Health Solutions, Inc.	478,520
57,750		Merck & Co., Inc.	2,897,318
29,200		Mylan Laboratories	440,920
174,530		Pfizer, Inc.	4,335,325
58,800		Schering-Plough Corp.	1,765,176
7,600	@	Watson Pharmaceuticals, Inc.	226,632
17,200		Wyeth	796,360
			19,821,829
		Pipelines: 0.2%
16,500		El Paso Corp.	261,855
7,900		Spectra Energy Corp.	183,675
7,000		Williams Cos., Inc.	217,000
			662,530
		Retail: 5.4%
5,400	@, L	Autozone, Inc.	654,966
16,200	L	Best Buy Co., Inc.	711,990
13,700	@, L	Big Lots, Inc.	407,849
35,100		Costco Wholesale Corp.	2,167,425
31,000		CVS Caremark Corp.	1,172,420
23,200	L	Family Dollar Stores, Inc.	679,296
57,600		Gap, Inc.	1,080,576
39,600		Home Depot, Inc.	1,517,076
16,900		JC Penney Co., Inc.	1,162,044
3,300	@	Kohl’s Corp.	195,690
23,900		Lowe’s Cos., Inc.	742,334
24,400		Macy’s, Inc.	773,968
59,350		McDonald’s Corp.	2,922,988

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
19,600	L	RadioShack Corp.	$465,892
1,800	@, L	Sears Holding Corp.	258,408
10,900	@	Starbucks Corp.	300,295
15,800	L	Target Corp.	1,041,694
39,400		TJX Cos., Inc.	1,201,306
11,700		Walgreen Co.	527,319
54,800		Wal-Mart Stores, Inc.	2,390,924
19,400		Wendy’s International, Inc.	638,066
			21,012,526
		Savings & Loans: 0.5%
56,400	L	Washington Mutual, Inc.	2,071,008
			2,071,008
		Semiconductors: 2.7%
14,400	@, L	Advanced Micro Devices, Inc.	187,200
22,100		Applied Materials, Inc.	472,056
12,200	@, L	Broadcom Corp.	420,900
174,300		Intel Corp.	4,488,225
21,600		KLA-Tencor Corp.	1,241,352
4,300	@	MEMC Electronic Materials, Inc.	264,106
16,100	@, L	Micron Technology, Inc.	184,345
23,000	L	National Semiconductor Corp.	605,360
27,500	@, L	Novellus Systems, Inc.	752,675
5,100	@	Nvidia Corp.	260,916
38,700	@, L	Teradyne, Inc.	576,243
26,300		Texas Instruments, Inc.	900,512
			10,353,890
		Software: 3.6%
12,000	@, L	Adobe Systems, Inc.	513,000
18,400	@	Autodesk, Inc.	852,288
27,050	@	BMC Software, Inc.	828,271
55,400		CA, Inc.	1,395,526
5,200	@, L	Citrix Systems, Inc.	189,020
5,400	@	Electronic Arts, Inc.	285,876
24,600		First Data Corp.	817,212
28,700	@	Intuit, Inc.	783,797
215,950		Microsoft Corp.	6,204,244
29,900	@	Novell, Inc.	222,456
94,000	@	Oracle Corp.	1,906,320
			13,998,010
		Telecommunications: 6.7%
11,900		Alltel Corp.	812,294
171,014		AT&T, Inc.	6,818,328
14,100	@	Avaya, Inc.	237,303
10,800		CenturyTel, Inc.	518,184
210,350	@	Cisco Systems, Inc.	6,714,372
19,600		Citizens Communications Co.	284,396
43,500		Corning, Inc.	1,016,595
13,400		Embarq Corp.	836,428
17,800	@	Juniper Networks, Inc.	585,976
88,800		Motorola, Inc.	1,505,160
42,200		Qualcomm, Inc.	1,683,358
89,100	@, L	Qwest Communications International, Inc.	797,445
61,400		Sprint Nextel Corp.	1,161,688
73,200		Verizon Communications, Inc.	3,065,616
			26,037,143
		Toys/Games/Hobbies: 0.2%
37,000		Mattel, Inc.	800,310
			800,310
		Transportation: 1.1%
5,900		Burlington Northern Santa Fe Corp.	478,785
5,100		CH Robinson Worldwide, Inc.	250,104
6,500		CSX Corp.	266,500
4,600		FedEx Corp.	504,528
7,700		Norfolk Southern Corp.	394,317
4,200		Union Pacific Corp.	468,594
25,600		United Parcel Service, Inc. - Class B	1,942,016
			4,304,844
		Total Common Stock
		(Cost $316,479,568)	383,222,360
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.2%
7,300	L	Archstone-Smith Trust	429,240
4,600		Equity Residential	185,104
			614,344
		Diversified: 0.0%
1,700		Vornado Realty Trust	181,203
			181,203
		Office Property: 0.0%
1,900		Boston Properties, Inc.	190,133
			190,133

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Regional Malls: 0.3%
8,200	L	General Growth Properties, Inc.	$407,622
6,100	L	Simon Property Group, Inc.	579,012
			986,634
		Shopping Centers: 0.1%
3,800		Developers Diversified Realty Corp.	203,224
4,700		Kimco Realty Corp.	201,254
			404,478
		Warehouse/Industrial: 0.1%
9,300		Prologis	559,488
			559,488
		Total Real Estate Investment Trusts
		(Cost $2,998,039)	2,936,280

		Total Long-Term Investments
		(Cost $319,477,607)	386,158,640
SHORT-TERM INVESTMENTS: 8.4%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Fund
		(Cost $5,000)	5,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$390,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $390,228 to be received upon repurchase (Collateralized by $730,000 Resolution Funding Corporation, Discount Note, Market Value $400,580, due 10/15/19)		$390,000

		Total Repurchase Agreement
		(Cost $390,000)		390,000

		Securities Lending Collateralcc: 8.3%
31,872,782		Bank of New York Mellon Corp. Institutional Cash Reserves		31,872,782

		Total Securities Lending Collateral
		(Cost $31,872,782)		31,872,782

		Total Short-Term Investments
		(Cost $32,267,782)		32,267,782
		Total Investments in Securities
		(Cost $351,745,389)*	108.1%	$418,426,422
		Other Assets and Liabilities - Net	(8.1)	(31,233,085)
		Net Assets	100.0%	$387,193,337

	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities
		and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $358,126,433.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$69,517,473
		Gross Unrealized Depreciation		(9,217,484)
		Net Unrealized Appreciation		$60,299,989

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2007 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on August 31, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)

Long Contracts

S&P 500	3	1,107,525	09/20/07	$25,390
				$25,390

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.1%
10,800		Catalina Marketing Corp.	$337,176
			337,176
		Aerospace/Defense: 0.4%
17,395		DRS Technologies, Inc.	912,890
2,000	@	Sequa Corp.	328,300
			1,241,190
		Agriculture: 0.3%
17,100		Universal Corp.	840,123
			840,123
		Airlines: 0.4%
25,500	@, L	Airtran Holdings, Inc.	268,005
32,000	@, L	Alaska Air Group, Inc.	794,240
20,400	@, L	JetBlue Airways Corp.	194,208
			1,256,453
		Apparel: 1.1%
46,600	@	Hanesbrands, Inc.	1,396,136
26,800		Phillips-Van Heusen	1,560,564
10,803	@	Timberland Co.	217,032
13,700	@	Warnaco Group, Inc.	478,130
			3,651,862
		Auto Manufacturers: 0.5%
31,300		Oshkosh Truck Corp.	1,811,957
			1,811,957
		Auto Parts & Equipment: 0.7%
41,299		ArvinMeritor, Inc.	720,668
9,400		BorgWarner, Inc.	794,300
22,400	@, L	Lear Corp.	654,752
			2,169,720
		Banks: 3.0%
65,391		Associated Banc-Corp.	1,844,680
12,684		Bank of Hawaii Corp.	652,084
18,105	L	Cathay General Bancorp.	588,594
8,100		City National Corp.	578,259
108,311		Colonial BancGroup, Inc.	2,298,359
3,300		Cullen/Frost Bankers, Inc.	170,214
76,890		FirstMerit Corp.	1,485,515
15,000		Greater Bay Bancorp.	422,250
3,000	@, L	SVB Financial Group	149,280
7,800		TCF Financial Corp.	197,106
35,200		Webster Financial Corp.	1,494,592
4,000		Wilmington Trust Corp.	160,400
			10,041,333
		Beverages: 0.8%
15,100	@, L	Hansen Natural Corp.	678,141
65,679		PepsiAmericas, Inc.	1,944,098
			2,622,239
		Biotechnology: 1.5%
9,500	@	Affymetrix, Inc.	215,270
5,800	@	Charles River Laboratories International, Inc.	304,384
18,477	@	Invitrogen Corp.	1,439,358
135,000	@, L	Millennium Pharmaceuticals, Inc.	1,370,250
24,550	@, L	PDL BioPharma, Inc.	478,971
29,400	@, L	Vertex Pharmaceuticals, Inc.	1,145,424
			4,953,657
		Building Materials: 0.6%
14,600		Florida Rock Industries, Inc.	912,646
7,800		Martin Marietta Materials, Inc.	1,053,000
			1,965,646
		Chemicals: 3.9%
14,900		Airgas, Inc.	688,678
24,192		Albemarle Corp.	979,050
45,500		Cabot Corp.	1,835,470
52,600		Chemtura Corp.	484,446
4,300		Cytec Industries, Inc.	285,520
24,500		Ferro Corp.	479,465
5,300		FMC Corp.	477,000
39,822		Lubrizol Corp.	2,531,883
62,100		Lyondell Chemical Co.	2,878,956
76,308		Olin Corp.	1,636,044
12,500		Sensient Technologies Corp.	338,625
5,800		Valspar Corp.	156,426
			12,771,563
		Coal: 0.2%
25,400		Arch Coal, Inc.	749,046
			749,046

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services: 5.1%
19,189	@	Alliance Data Systems Corp.	$1,505,377
7,100	@	Avis Budget Group, Inc.	164,791
28,850	@, L	Career Education Corp.	856,845
27,050	@, W	ChoicePoint, Inc.	1,064,147
10,700	@	Corinthian Colleges, Inc.	150,442
19,733	L	Corporate Executive Board Co.	1,342,436
6,800		Deluxe Corp.	258,536
24,100		DeVry, Inc.	832,173
11,163	@	ITT Educational Services, Inc.	1,225,697
24,771		Kelly Services, Inc.	562,797
43,342	@, L	Korn/Ferry International	962,626
33,487		Manpower, Inc.	2,352,797
81,073	@	MPS Group, Inc.	1,115,564
19,400		Pharmaceutical Product Development, Inc.	679,582
27,159	@, L	Quanta Services, Inc.	767,785
13,684		Rollins, Inc.	363,447
22,700		Sotheby’s	982,456
4,200		Strayer Education, Inc.	670,236
20,000	@	United Rentals, Inc.	652,000
39,500	@, L	Valassis Communications, Inc.	360,240
			16,869,974
		Computers: 3.0%
49,912	@, L	Cadence Design Systems, Inc.	1,084,089
41,800	@	Ceridian Corp.	1,431,650
6,700		Diebold, Inc.	293,929
9,400	@, L	DST Systems, Inc.	718,724
38,094		Imation Corp.	1,108,154
12,000		Jack Henry & Associates, Inc.	314,880
24,200	@, L	Palm, Inc.	363,242
42,468	@, L	SRA International, Inc.	1,198,022
60,370	@	Synopsys, Inc.	1,649,308
79,986	@, L	Western Digital Corp.	1,868,473
			10,030,471
		Cosmetics/Personal Care: 0.4%
56,000		Alberto-Culver Co.	1,297,520
			1,297,520
		Distribution/Wholesale: 1.0%
17,100	@	CDW Corp.	1,471,797
24,500	L	Fastenal Co.	1,117,445
32,383	@	Ingram Micro, Inc.	636,002
5,400	@	Tech Data Corp.	210,546
			3,435,790
		Diversified Financial Services: 2.3%
21,200		AG Edwards, Inc.	1,771,896
33,284	@, L	AmeriCredit Corp.	576,146
11,800		Eaton Vance Corp.	453,002
21,557	L	IndyMac Bancorp., Inc.	521,679
42,500		Jefferies Group, Inc.	1,097,350
22,700		Nuveen Investments, Inc.	1,411,486
54,038		Raymond James Financial, Inc.	1,771,906
			7,603,465
		Electric: 5.1%
10,800		Alliant Energy Corp.	409,104
116,150	@	Aquila, Inc.	462,277
17,100		Black Hills Corp.	704,349
46,600		Energy East Corp.	1,243,754
99,464		MDU Resources Group, Inc.	2,690,501
90,763		Northeast Utilities	2,509,597
21,030		NSTAR	689,153
61,609		OGE Energy Corp.	2,077,455
78,704		Pepco Holdings, Inc.	2,194,268
36,146		Puget Energy, Inc.	843,286
4,700	W	SCANA Corp.	180,386
70,600		Sierra Pacific Resources	1,081,592
52,185		Westar Energy, Inc.	1,267,574
8,900		Wisconsin Energy Corp.	394,359
			16,747,655
		Electrical Components & Equipment: 0.9%
42,457	W	Ametek, Inc.	1,697,855
11,700	@, L	Energizer Holdings, Inc.	1,239,381
			2,937,236
		Electronics: 2.8%
51,906		Amphenol Corp.	1,874,326
11,300	@	Arrow Electronics, Inc.	474,148
40,600	@	Avnet, Inc.	1,595,986
63,400		Gentex Corp.	1,270,536
16,610		National Instruments Corp.	524,378
34,487	@	Thomas & Betts Corp.	1,910,235
17,419	@	Varian, Inc.	1,045,488
47,171	@	Vishay Intertechnology, Inc.	624,072
			9,319,169
		Engineering & Construction: 1.7%
26,500	@	Dycom Industries, Inc.	782,545

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
19,300		Granite Construction, Inc.	$1,050,692
29,816	@	Jacobs Engineering Group, Inc.	1,970,539
54,500	@	KBR, Inc.	1,789,780
			5,593,556
		Entertainment: 0.3%
26,150	@	Macrovision Corp.	620,540
10,700	@	Scientific Games Corp.	373,323
			993,863
		Environmental Control: 0.5%
3,900		Mine Safety Appliances Co.	186,888
11,600		Republic Services, Inc.	360,644
19,300	@	Stericycle, Inc.	963,070
			1,510,602
		Food: 1.0%
30,970		Hormel Foods Corp.	1,103,461
34,900		Ruddick Corp.	1,137,042
30,100	@	Smithfield Foods, Inc.	985,173
			3,225,676
		Forest Products & Paper: 0.3%
42,900		Bowater, Inc.	722,436
8,100		Louisiana-Pacific Corp.	151,713
			874,149
		Gas: 0.6%
57,200		WGL Holdings, Inc.	1,881,308
			1,881,308
		Hand/Machine Tools: 0.2%
2,000		Kennametal, Inc.	161,320
5,800		Lincoln Electric Holdings, Inc.	417,252
			578,572
		Healthcare - Products: 5.2%
30,000	@, L	Advanced Medical Optics, Inc.	862,200
10,200		Beckman Coulter, Inc.	733,890
32,463	@	Cytyc Corp.	1,387,469
79,330		Densply International, Inc.	3,124,016
39,112	@, L	Edwards Lifesciences Corp.	1,889,110
19,464	@	Gen-Probe, Inc.	1,246,085
25,022	@	Henry Schein, Inc.	1,456,030
9,200		Hillenbrand Industries	529,460
9,800	@, L	Intuitive Surgical, Inc.	2,168,544
13,500	@, L	Kyphon, Inc.	902,745
15,600	@	Resmed, Inc.	634,296
25,300	@, L	Techne Corp.	1,594,153
9,500	@	Ventana Medical Systems	777,005
			17,305,003
		Healthcare - Services: 2.0%
5,500	@	Community Health Systems, Inc.	191,015
6,100	@, W	Covance, Inc.	447,252
35,600		Health Management Associates, Inc.	242,436
42,100	@	Health Net, Inc.	2,306,659
52,463	@	Lincare Holdings, Inc.	1,888,143
9,400	@, L	Psychiatric Solutions, Inc.	346,484
3,300		Universal Health Services, Inc.	174,240
11,400	@, L	WellCare Health Plans, Inc.	1,125,180
			6,721,409
		Home Builders: 1.4%
11,200	@, L	Hovnanian Enterprises, Inc.	132,944
32,500	L	MDC Holdings, Inc.	1,445,925
2,200	@, L	NVR, Inc.	1,230,900
8,400	L	Ryland Group, Inc.	240,576
20,150		Thor Industries, Inc.	886,399
32,500	@, L	Toll Brothers, Inc.	694,200
			4,630,944
		Household Products/Wares: 0.9%
47,355		American Greetings Corp.	1,171,563
29,550		Blyth, Inc.	660,738
4,900		Scotts Miracle-Gro Co.	221,774
32,843		Tupperware Corp.	1,011,236
			3,065,311
		Insurance: 6.6%
71,156		American Financial Group, Inc.	2,006,599
54,900	L	Arthur J Gallagher & Co.	1,621,197
34,752		Brown & Brown, Inc.	935,524
26,400		Commerce Group, Inc.	841,632
31,381	@@	Everest Re Group Ltd.	3,197,096
31,100		Fidelity National Title Group, Inc.	565,709
11,500		First American Corp.	481,045
24,525		Hanover Insurance Group, Inc.	1,049,180
59,553		HCC Insurance Holdings, Inc.	1,644,258
17,315		Horace Mann Educators Corp.	334,872
17,403		Mercury General Corp.	916,790
67,365		Old Republic International Corp.	1,225,369
50,458		Protective Life Corp.	2,109,144
23,907	L	Radian Group, Inc.	421,719

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
21,735		Stancorp Financial Group, Inc.	$1,023,719
28,453		Unitrin, Inc.	1,293,473
74,793		WR Berkley Corp.	2,235,563
			21,902,889
		Internet: 1.7%
9,300	@	Avocent Corp.	274,536
24,400	@, L	Checkfree Corp.	1,128,012
11,100	@, L	Digital River, Inc.	514,596
21,500	@	F5 Networks, Inc.	751,855
54,450	@	McAfee, Inc.	1,946,588
17,900	@, L	NetFlix, Inc.	313,608
30,400	@, L	Valueclick, Inc.	609,216
			5,538,411
		Iron/Steel: 1.0%
5,330		Carpenter Technology Corp.	622,757
11,700		Cleveland-Cliffs, Inc.	892,359
17,400		Reliance Steel & Aluminum Co.	921,678
17,754		Steel Dynamics, Inc.	770,169
			3,206,963
		Leisure Time: 0.2%
9,200	@	Life Time Fitness, Inc.	511,244
			511,244
		Lodging: 0.1%
7,200		Boyd Gaming Corp.	294,120
			294,120
		Machinery - Construction & Mining: 0.5%
37,200		Joy Global, Inc.	1,614,108
			1,614,108
		Machinery - Diversified: 1.5%
38,700	@	AGCO Corp.	1,671,840
9,800		Flowserve Corp.	699,818
5,200		Graco, Inc.	210,132
23,800		IDEX Corp.	915,586
23,647		Nordson Corp.	1,187,316
11,500	@	Zebra Technologies Corp.	417,450
			5,102,142
		Media: 0.4%
33,326		Belo Corp.	574,540
4,600		John Wiley & Sons, Inc.	190,762
787		Washington Post	602,567
			1,367,869
		Metal Fabricate/Hardware: 0.7%
57,250		Commercial Metals Co.	1,653,953
14,500		Timken Co.	515,620
7,200	L	Worthington Industries	152,352
			2,321,925
		Miscellaneous Manufacturing: 3.0%
6,000		Brink’s Co.	344,160
44,418		Crane Co.	1,989,482
7,000		Donaldson Co., Inc.	267,260
12,400		Harsco Corp.	690,060
45,648		Pentair, Inc.	1,694,910
20,500		Roper Industries, Inc.	1,297,445
7,600		SPX Corp.	684,380
32,256		Teleflex, Inc.	2,508,549
12,500	L	Trinity Industries, Inc.	469,625
			9,945,871
		Office Furnishings: 0.6%
37,903		Herman Miller, Inc.	1,099,945
24,151	L	HNI, Corp.	986,327
			2,086,272
		Oil & Gas: 5.6%
9,800	@, L	Bill Barrett Corp.	345,352
57,500		Cimarex Energy Co.	2,059,075
20,200	@	Denbury Resources, Inc.	803,556
17,800	@, L	Forest Oil Corp.	687,970
39,700		Frontier Oil Corp.	1,628,891
66,218		Helmerich & Payne, Inc.	2,085,205
22,750	@	Newfield Exploration Co.	989,398
67,161	S	Noble Energy, Inc.	4,034,361
21,500		Patterson-UTI Energy, Inc.	461,605
12,100		Pioneer Natural Resources Co.	496,705
23,550	@	Plains Exploration & Production Co.	883,832
17,100		Pogo Producing Co.	851,751
45,700	@	Pride International, Inc.	1,607,269
5,700	@, L	Quicksilver Resources, Inc.	227,715
40,400	@	Southwestern Energy Co.	1,502,476
			18,665,161
		Oil & Gas Services: 2.2%
17,300	@	Cameron International Corp.	1,414,621
18,400	@, L	Exterran Holdings, Inc.	1,426,000
13,100	@	FMC Technologies, Inc.	1,240,570
49,850	@	Grant Prideco, Inc.	2,756,705

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
14,900	@	Superior Energy Services	$578,418
			7,416,314
		Packaging & Containers: 0.7%
68,441		Sonoco Products Co.	2,465,245
			2,465,245
		Pharmaceuticals: 2.6%
25,174	@	Cephalon, Inc.	1,889,309
48,800	@	Endo Pharmaceuticals Holdings, Inc.	1,555,744
31,900	L	Medicis Pharmaceutical Corp.	974,226
25,300	@	NBTY, Inc.	928,510
25,757		Omnicare, Inc.	840,451
38,300	@, L	Sepracor, Inc.	1,117,211
9,900		Valeant Pharmaceuticals International	156,123
25,817	@, L	VCA Antech, Inc.	1,055,657
			8,517,231
		Pipelines: 1.6%
20,400		Equitable Resources, Inc.	1,003,476
33,900		National Fuel Gas Co.	1,503,126
60,200		Oneok, Inc.	2,820,370
			5,326,972
		Retail: 5.8%
14,151	@, L	99 Cents Only Stores	174,765
12,900		Advance Auto Parts, Inc.	458,724
43,950	@	Aeropostale, Inc.	909,765
79,900		American Eagle Outfitters	2,063,817
13,581	@	AnnTaylor Stores Corp.	425,629
21,900	L	Applebees International, Inc.	543,339
5,150		Barnes & Noble, Inc.	185,761
5,100	@	BJ’s Wholesale Club, Inc.	178,500
18,400		Brinker International, Inc.	530,656
47,800	@	Carmax, Inc.	1,083,148
4,907		CBRL Group, Inc.	183,620
20,100	@, L	Charming Shoppes, Inc.	181,704
6,000	@	Cheesecake Factory	149,580
41,900	@	Chico’s FAS, Inc.	669,562
8,400	@	Coldwater Creek, Inc.	104,496
29,800	@	Collective Brands, Inc.	704,174
10,700	@	Copart, Inc.	313,938
3,260	@, L	Dick’s Sporting Goods, Inc.	211,574
43,843	@	Dollar Tree Stores, Inc.	1,904,978
10,000		Foot Locker, Inc.	167,100
49,100	@	GameStop Corp.	2,461,874
8,700		MSC Industrial Direct Co.	450,660
17,000	@	O’Reilly Automotive, Inc.	604,180
27,050		Petsmart, Inc.	938,635
45,300		Regis Corp.	1,495,353
33,065		Ross Stores, Inc.	920,199
21,900	@	Saks, Inc.	354,123
19,900	@	Urban Outfitters, Inc.	455,710
12,600	L	Williams-Sonoma, Inc.	419,958
			19,245,522
		Savings & Loans: 0.9%
10,200		Astoria Financial Corp.	265,914
44,218		First Niagara Financial Group, Inc.	624,800
92,100		New York Community Bancorp., Inc.	1,629,249
19,500		Washington Federal, Inc.	517,530
			3,037,493
		Semiconductors: 3.5%
153,758	@	Atmel Corp.	814,917
16,200	@, L	Cree, Inc.	430,920
28,900	@	Cypress Semiconductor Corp.	723,656
55,700	@	Fairchild Semiconductor International, Inc.	1,044,932
10,920	@	Integrated Device Technology, Inc.	170,789
22,200	@, L	International Rectifier Corp.	763,902
49,900		Intersil Corp.	1,662,668
43,361	@	Lam Research Corp.	2,325,450
33,950		Micrel, Inc.	371,753
49,050		Microchip Technology, Inc.	1,889,406
52,100	@	Semtech Corp.	929,464
10,400	@	Silicon Laboratories, Inc.	383,968
			11,511,825
		Software: 2.7%
10,100	@	Aci Worldwide, Inc.	262,398
59,100	@	Activision, Inc.	1,151,859
22,000		Acxiom Corp.	539,000
3,700	@, L	Advent Software, Inc.	148,259
64,400		BroADRidge Financial Solutions ADR	1,170,148
11,500	@, L	Cerner Corp.	655,960
41,517	@, L	CSG Systems International	959,873
9,438		Dun & Bradstreet Corp.	920,677
8,300		Fair Isaac Corp.	307,017
11,100		Global Payments, Inc.	438,228
18,200		MoneyGram International, Inc.	387,114

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
13,100	@	Parametric Technology Corp.	$230,691
59,331	@	Sybase, Inc.	1,367,580
21,948	@	Wind River Systems, Inc.	231,551
			8,770,355
		Telecommunications: 3.6%
105,791	@	3Com Corp.	396,716
35,100	@	ADC Telecommunications, Inc.	642,330
8,200		Adtran, Inc.	219,186
45,600	@	Andrew Corp.	642,048
184,705	@	Cincinnati Bell, Inc.	901,360
10,466	@, L	CommScope, Inc.	592,376
47,931		Harris Corp.	2,915,643
13,700	@	NeuStar, Inc.	433,194
6,200		Plantronics, Inc.	176,080
16,400	@	Polycom, Inc.	497,084
111,100	@, L	RF Micro Devices, Inc.	661,045
53,123		Telephone & Data Systems, Inc.	3,439,714
101,300	@, L	Utstarcom, Inc.	307,952
			11,824,728
		Textiles: 0.7%
28,243	@, L	Mohawk Industries, Inc.	2,465,896
			2,465,896
		Transportation: 2.5%
5,100		Alexander & Baldwin, Inc.	264,741
31,680		Con-way, Inc.	1,535,846
51,194		Expeditors International Washington, Inc.	2,261,239
12,000		Hunt (JB) Transport Services, Inc.	345,240
13,000		Overseas Shipholding Group	928,200
34,300		Tidewater, Inc.	2,244,935
22,400	@, L	YRC Worldwide, Inc.	690,144
			8,270,345
		Trucking & Leasing: 0.1%
5,600		GATX Corp.	244,160
			244,160
		Water: 0.1%
20,700	L	Aqua America, Inc.	495,972
			495,972
		Total Common Stock
		(Cost $278,292,215)	321,182,671
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Diversified: 0.3%
6,000	L	Cousins Properties, Inc.	164,820
20,073		Liberty Property Trust	784,051
			948,871
		Hotels: 0.7%
60,300		Hospitality Properties Trust	2,379,438
			2,379,438
		Office Property: 0.1%
5,800		Mack-Cali Realty Corp.	242,208
			242,208
		Regional Malls: 0.4%
16,700		Macerich Co.	1,356,374
			1,356,374
		Shopping Centers: 0.3%
13,300		Regency Centers Corp.	923,951
			923,951
		Warehouse/Industrial: 0.1%
9,400		AMB Property Corp.	516,812
			516,812
		Total Real Estate Investment Trusts
		(Cost $6,534,102)	6,367,654

		Total Long-Term Investments
		(Cost $284,826,317)	327,550,325
SHORT-TERM INVESTMENTS: 11.7%
		Mutual Fund: 0.7%
2,500,000	**	ING Institutional Prime Money Market Fund	2,500,000

		Total Mutual Fund
		(Cost $2,500,000)	2,500,000

Principal Amount		Value
	Repurchase Agreement: 0.2%
$648,000	Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $648,374 to be received upon repurchase (Collateralized by $662,000 U.S. Treasury, Discount Note, Market Value $661,179, due 09/13/07)	$648,000

	Total Repurchase Agreement
	(Cost $648,000)	648,000

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateralcc: 10.8%
$35,623,344		Bank of New York Institutional Cash Reserves Fund		$35,623,344

		Total Securities Lending Collateral
		(Cost $35,623,344)		35,623,344

		Total Short-Term Investments
		(Cost $38,771,344)		38,771,344
		Total Investments in Securities
		(Cost $323,597,661)*	110.7%	$366,321,669
		Other Assets and Liabilities - Net	(10.7)	(35,520,779)
		Net Assets	100.0%	$330,800,890

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $326,463,557.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$49,883,402
		Gross Unrealized Depreciation		(10,025,290)
		Net Unrealized Appreciation		$39,858,112

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2007 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on August 31, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)

Long Contracts

MidCap 400	8	3,460,800	09/20/07	$55,274

				$55,274

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Advertising: 0.2%
8,852	@	inVentiv Health, Inc.	$351,070
			351,070
		Aerospace/Defense: 1.4%
7,100	@	AAR Corp.	222,940
11,120		Curtiss-Wright Corp.	507,072
5,200	@	Esterline Technologies Corp.	262,548
9,600	@, L	Gencorp, Inc.	109,824
3,700		Kaman Corp.	121,767
7,600	@	Moog, Inc.	323,532
7,100	@	Teledyne Technologies, Inc.	354,361
3,200		Triumph Group, Inc.	234,272
			2,136,316
		Agriculture: 0.2%
32,900	@	Alliance One International, Inc.	253,330
			253,330
		Airlines: 0.4%
12,600	@, L	Mesa Air Group, Inc.	71,064
20,767		Skywest, Inc.	521,875
			592,939
		Apparel: 2.6%
18,020	@, L	CROCS, Inc.	1,063,901
3,200	@	Deckers Outdoor Corp.	301,408
9,778	@	Gymboree Corp.	392,000
16,700	@, L	Iconix Brand Group, Inc.	346,191
14,811	L	Kellwood Co.	291,777
10,432		K-Swiss, Inc.	251,620
4,600	@, L	Maidenform Brands, Inc.	78,384
3,170		Oxford Industries, Inc.	114,817
27,500	@, L	Quiksilver, Inc.	368,225
7,000	@	Skechers USA, Inc.	138,810
2,500	@, L	Volcom, Inc.	97,575
20,873		Wolverine World Wide, Inc.	548,751
			3,993,459
		Auto Parts & Equipment: 0.3%
4,300	@	Keystone Automotive Industries, Inc.	201,885
16,500	L	Standard Motor Products, Inc.	161,535
3,400	L	Superior Industries International	67,592
			431,012
		Banks: 6.5%
4,500		Boston Private Financial Holdings, Inc.	122,175
3,500	L	Cascade Bancorp.	82,075
4,680		Central Pacific Financial Corp.	148,918
8,100		Chittenden Corp.	281,718
18,800	L	Corus Bankshares, Inc.	251,168
22,341		East-West Bancorp., Inc.	799,808
32,945	@@, L	First Bancorp.	331,097
14,900	L	First Financial Bancorp.	201,001
3,838		First Indiana Corp.	118,671
19,790	L	First Midwest Bancorp., Inc.	678,599
8,392		First Republic Bank	457,784
18,361	L	Fremont General Corp.	82,625
21,300	L	Frontier Financial Corp.	523,554
3,500	L	Glacier Bancorp., Inc.	76,860
26,533		Hanmi Financial Corp.	410,731
25,250	L	Independent Bank Corp.	295,678
10,906	L	Irwin Financial Corp.	116,149
5,879		Nara Bancorp., Inc.	93,123
2,900	L	PrivateBancorp, Inc.	97,092
2,300	L	Prosperity Bancshares, Inc.	77,671
18,376		Provident Bankshares Corp.	567,818
5,000	@	Signature Bank	172,800
9,700		South Financial Group, Inc.	222,615
7,300		Sterling Bancshares, Inc.	83,439
6,100		Sterling Financial Corp.	155,367
14,466	L	Susquehanna Bancshares, Inc.	284,402
38,329	L	UCBH Holdings, Inc.	637,028
8,200		Umpqua Holdings Corp.	177,940
33,301		United Bankshares, Inc.	1,042,321
4,500		United Community Banks, Inc.	109,305
37,159		Whitney Holding Corp.	1,029,304
12,200		Wilshire Bancorp., Inc.	137,494
3,800		Wintrust Financial Corp.	163,932
			10,030,262
		Beverages: 0.0%
2,800	@, L	Peet’s Coffee & Tea, Inc.	70,728
			70,728

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology: 0.8%
13,010	@	Arqule, Inc.	$106,682
11,400	@	CryoLife, Inc.	105,222
5,500	@, L	Enzo Biochem, Inc.	99,055
5,300	@, L	Integra LifeSciences Holdings Corp.	257,421
6,200	@, L	Martek Biosciences Corp.	167,524
17,553	@, L	Regeneron Pharmaceuticals, Inc.	341,581
14,305	@	Savient Pharmaceuticals, Inc.	188,540
			1,266,025
		Building Materials: 1.5%
4,400		Apogee Enterprises, Inc.	110,748
2,800	@	Drew Industries, Inc.	109,956
5,674		Gibraltar Industries, Inc.	113,367
20,742		Lennox International, Inc.	746,090
4,100	@, L	NCI Building Systems, Inc.	190,199
7,600	L	Simpson Manufacturing Co., Inc.	250,800
6,300	L	Texas Industries, Inc.	464,436
9,314		Universal Forest Products, Inc.	347,319
			2,332,915
		Chemicals: 1.2%
3,500		Arch Chemicals, Inc.	151,620
4,400	L	Georgia Gulf Corp.	65,868
22,016		HB Fuller Co.	592,451
6,800	@	OM Group, Inc.	335,920
4,420		Penford Corp.	156,026
37,153	@, L	PolyOne Corp.	298,339
2,860		Quaker Chemical Corp.	62,920
3,600		Schulman A, Inc.	77,544
15,900		Tronox, Inc.	160,272
			1,900,960
		Coal: 0.4%
26,600		Massey Energy Co.	551,950
			551,950
		Commercial Services: 5.0%
8,600		Aaron Rents, Inc.	220,074
27,700		ABM Industries, Inc.	647,626
7,189		Administaff, Inc.	248,021
7,100	@	AMN Healthcare Services, Inc.	126,593
11,140		Arbitron, Inc.	555,106
2,300	@, L	Bankrate, Inc.	89,999
15,330		Bowne & Co., Inc.	259,844
7,200	@	Bright Horizons Family Solutions, Inc.	285,624
7,591		Chemed Corp.	470,946
5,959	@	Coinstar, Inc.	194,740
1,666	@	Consolidated Graphics, Inc.	110,422
3,318		CPI Corp.	148,514
11,550	L	Healthcare Services Group	247,401
7,876	@, L	Heidrick & Struggles International, Inc.	368,991
2,255	@	Kendle International, Inc.	88,306
16,766	@	Labor Ready, Inc.	350,074
15,102	@	Live Nation, Inc.	312,611
6,700		MAXIMUS, Inc.	286,626
7,300	@, L	Midas, Inc.	148,044
6,800	@	On Assignment, Inc.	71,944
5,800	@	Parexel International Corp.	249,458
3,200		Pharmanet Development Group	92,160
5,462	@, L	Pre-Paid Legal Services, Inc.	301,448
37,585	@	Spherion Corp.	332,251
3,281	@	Universal Technical Institute, Inc.	59,124
13,290	W	Viad Corp.	475,118
7,410	@	Volt Information Sciences, Inc.	111,521
16,714		Watson Wyatt Worldwide, Inc.	790,739
			7,643,325
		Computers: 2.7%
11,592		Agilysys, Inc.	197,760
3,000	@	Ansoft Corp.	89,670
10,614	@	CACI International, Inc.	541,526
36,756	@, L	Ciber, Inc.	291,475
8,336		Factset Research Systems, Inc.	499,576
5,200	@	Hutchinson Technology Incorp.	119,652
8,400	@	Komag, Inc.	269,976
10,257	@, L	Manhattan Associates, Inc.	296,222
10,700	@	Mercury Computer Systems, Inc.	122,408
12,410	@, L	Micros Systems, Inc.	748,819
1,800		MTS Systems Corp.	75,816
5,600	@, L	Radiant Systems, Inc.	84,280
9,870	@, L	Radisys Corp.	107,879
2,400	@	SI International, Inc.	73,968
4,400	@, L	Stratasys, Inc.	110,660
9,500	@	SYKES Enterprises, Inc.	156,655
5,000	@	Synaptics, Inc.	216,500
9,200	@, L	Tyler Technologies, Inc.	136,436
			4,139,278

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 0.1%
3,400	@, L	Chattem, Inc.	$209,814
			209,814
		Distribution/Wholesale: 1.2%
18,600	@	Brightpoint, Inc.	216,690
12,321	L	Building Materials Holding Corp.	182,351
8,700	@	LKQ Corp.	269,526
6,900		Owens & Minor, Inc.	275,310
8,500	L	Pool Corp.	277,525
4,200	@	Scansource, Inc.	116,340
3,700	@	United Stationers, Inc.	218,374
7,400		Watsco, Inc.	356,088
			1,912,204
		Diversified Financial Services: 1.2%
17,170	L	Financial Federal Corp.	523,857
12,611	@	Investment Technology Group, Inc.	510,367
23,499	@, L	LaBranche & Co., Inc.	147,809
5,987	@	Piper Jaffray Cos.	307,492
3,200	@, L	Portfolio Recovery Associates, Inc.	164,352
7,071		SWS Group, Inc.	125,440
6,200	@, L	TradeStation Group, Inc.	68,634
1,878	@, L	World Acceptance, Corp.	58,237
			1,906,188
		Electric: 1.0%
4,775		Allete, Inc.	201,075
6,800		Avista Corp.	133,076
2,990	L	Central Vermont Public Service Corp.	107,939
4,600		Cleco Corp.	105,984
33,859	@	El Paso Electric Co.	755,733
3,300		UIL Holdings Corp.	102,267
4,100	L	Unisource Energy Corp.	121,442
			1,527,516
		Electrical Components & Equipment: 0.9%
10,000	@	Advanced Energy Industries, Inc.	162,300
10,700	L	Belden Cdt, Inc.	520,127
9,174	@, L	Greatbatch, Inc.	275,220
8,005	@	Littelfuse, Inc.	267,367
15,000	@	Magnetek, Inc.	69,750
8,614	L	Vicor Corp.	101,559
			1,396,323
		Electronics: 5.9%
5,400	L	Analogic Corp.	372,924
2,541	L	Bel Fuse, Inc.	80,042
18,100	@, L	Benchmark Electronics, Inc.	453,948
12,100		Brady Corp. - Class A	471,053
13,814	@, L	Checkpoint Systems, Inc.	384,720
14,295	@	Coherent, Inc.	430,137
20,110		CTS Corp.	261,229
7,332		Cubic Corp.	289,834
8,182	@	Cymer, Inc.	324,334
8,100		Daktronics, Inc.	222,750
5,335	@, L	Dionex Corp.	386,414
3,600	@, L	Electro Scientific Industries, Inc.	85,284
4,400	@	Faro Technologies, Inc.	176,924
10,000	@, L	FEI Co.	280,300
16,800	@	Flir Systems, Inc.	827,232
8,040	@, L	Itron, Inc.	682,596
5,540		Keithley Instruments, Inc.	55,400
4,000	@	Lojack Corp.	76,160
16,688		Methode Electronics, Inc.	240,975
5,300	@	Newport Corp.	73,193
2,400	L	Park Electrochemical Corp.	70,944
10,300	@	Photon Dynamics, Inc.	85,696
9,620	@, L	Planar Systems, Inc.	60,702
10,500	@	Plexus Corp.	249,585
3,100	@, L	Rogers Corp.	127,689
6,900	@, L	Sonic Solutions	52,440
5,700		Technitrol, Inc.	156,750
29,726	@	Trimble Navigation Ltd.	1,049,625
16,000	@	TTM Technologies, Inc.	186,880
5,800		Watts Water Technologies, Inc.	205,436
8,204		Woodward Governor Co.	481,821
14,700		X-Rite, Inc.	210,210
			9,113,227
		Energy - Alternate Sources: 0.2%
14,973	@, L	Headwaters, Inc.	247,354
			247,354
		Engineering & Construction: 1.7%
22,994	@	EMCOR Group, Inc.	720,862
4,000	@, L	Insituform Technologies, Inc.	65,960
20,000	@	Shaw Group, Inc.	1,001,000
14,773	@	URS Corp.	789,469
			2,577,291

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Entertainment: 0.4%
14,111	@, L	Pinnacle Entertainment, Inc.	$392,568
13,500	@, L	Shuffle Master, Inc.	200,205
			592,773
		Environmental Control: 0.7%
12,500	@	Tetra Tech, Inc.	245,000
26,282	@	Waste Connections, Inc.	799,498
			1,044,498
		Food: 2.6%
23,441		Corn Products International, Inc.	1,059,533
17,678		Flowers Foods, Inc.	364,874
2,600	@, L	Great Atlantic & Pac Tea Co.	81,536
14,466	@, L	Hain Celestial Group, Inc.	423,275
2,268		J&J Snack Foods Corp.	85,163
6,400		Lance, Inc.	159,424
6,900		Nash Finch Co.	258,819
5,800	@	Performance Food Group Co.	164,952
5,900	@	Ralcorp Holdings, Inc.	364,561
6,200	L	Sanderson Farms, Inc.	260,028
5,700		Spartan Stores, Inc.	145,008
11,462	@, L	TreeHouse Foods, Inc.	308,557
9,900	@	United Natural Foods, Inc.	265,716
			3,941,446
		Forest Products & Paper: 0.9%
15,292	@	Buckeye Technologies, Inc.	238,096
1,300		Deltic Timber Corp.	74,360
8,500		Neenah Paper, Inc.	294,865
15,480		Rock-Tenn Co.	448,765
3,657		Schweitzer-Mauduit International, Inc.	83,343
15,103		Wausau Paper Corp.	169,607
			1,309,036
		Gas: 3.8%
8,257		Atmos Energy Corp.	232,104
26,947		Energen Corp.	1,447,054
18,661	L	Northwest Natural Gas Co.	866,990
10,100	L	Piedmont Natural Gas Co.	266,640
2,200		South Jersey Industries, Inc.	74,602
23,700		Southern Union Co.	707,445
30,992		Southwest Gas Corp.	899,078
49,308		UGI Corp.	1,259,806
			5,753,719
		Hand/Machine Tools: 0.4%
7,400		Baldor Electric Co.	308,136
5,000		Regal-Beloit Corp.	252,550
			560,686
		Healthcare - Products: 5.3%
14,900	@, L	American Medical Systems Holdings, Inc.	274,160
6,000	@	Arthrocare Corp.	336,120
9,700	@, L	Biolase Technology, Inc.	67,124
2,600	@	Conmed Corp.	75,530
11,400	L	Cooper Cos., Inc.	555,864
4,900	@	Cyberonics	73,941
2,114		Datascope Corp.	70,523
6,400	@	DJO, Inc.	311,552
10,500	@	Haemonetics Corp.	521,220
15,280	@, L	Hologic, Inc.	812,132
5,950	@, L	ICU Medical, Inc.	224,970
8,289	@, L	Idexx Laboratories, Inc.	926,296
14,959	@	Immucor, Inc.	498,883
3,400	L	Invacare Corp.	78,778
2,700	@	Kensey Nash Corp.	64,341
7,390	L	LCA-Vision, Inc.	253,847
12,930	L	Mentor Corp.	576,549
6,900		Meridian Bioscience, Inc.	178,020
10,707	@	Osteotech, Inc.	77,840
6,600	@, L	Palomar Medical Technologies, Inc.	207,900
2,800	L	PolyMedica Corp.	144,956
6,180	@	Possis Medical, Inc.	66,806
22,700	@, L	PSS World Medical, Inc.	433,116
19,908	@	Respironics, Inc.	944,236
5,880	@, L	SurModics, Inc.	283,710
5,400	@	Symmetry Medical, Inc.	86,562
			8,144,976
		Healthcare - Services: 2.9%
5,200	@, L	Amedisys, Inc.	196,456
15,723	@	AMERIGROUP Corp.	497,947
12,981	@	Amsurg Corp.	306,222
16,411	@, L	Centene Corp.	331,666
10,475	@	Gentiva Health Services, Inc.	217,252
10,490	@, L	Healthways, Inc.	522,402
4,900	@, L	Matria Healthcare, Inc.	124,754
2,900	@	Medcath Corp.	85,115
6,500	@	Odyssey HealthCare, Inc.	63,570

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
16,280	@	Pediatrix Medical Group, Inc.	$971,102
3,900	@	Res-Care, Inc.	83,148
15,600	@, L	Sierra Health Services, Inc.	655,200
9,116	@	Sunrise Senior Living, Inc.	326,444
			4,381,278
		Home Builders: 0.7%
26,981	@, L	Champion Enterprises, Inc.	311,631
12,000	@, L	Fleetwood Enterprises	111,840
10,700	@, L	Meritage Homes Corp.	193,884
20,700	L	Standard-Pacific Corp.	207,621
11,340		Winnebago Industries	302,438
			1,127,414
		Home Furnishings: 0.4%
5,142	@, L	Audiovox Corp.	53,734
13,835	L	Ethan Allen Interiors, Inc.	464,856
7,600	L	La-Z-Boy, Inc.	73,264
2,300	@	Universal Electronics, Inc.	66,700
			658,554
		Household Products/Wares: 0.7%
16,200	@, L	Central Garden and Pet Co.	204,120
10,700	@, L	Fossil, Inc.	358,557
15,281	@	Playtex Products, Inc.	278,114
21,716	@, L	Spectrum Brands, Inc.	122,478
3,200		WD-40 Co.	111,264
			1,074,533
		Housewares: 0.4%
4,100	L	Libbey, Inc.	74,210
1,208		National Presto Industries, Inc.	66,633
8,565		Toro Co.	506,620
			647,463
		Insurance: 3.9%
20,467		Delphi Financial Group	824,820
6,185		Hilb Rogal & Hobbs Co.	288,840
5,620		Infinity Property & Casualty Corp.	233,005
6,530		Landamerica Financial Group, Inc.	361,697
18,877	@	Philadelphia Consolidated Holding Co.	755,458
16,481		Presidential Life Corp.	285,121
14,949	@, L	ProAssurance Corp.	786,018
10,192		RLI Corp.	613,049
6,594		Safety Insurance Group, Inc.	225,119
30,560		Selective Insurance Group	644,816
2,500		Stewart Information Services Corp.	92,650
2,900		Tower Group, Inc.	72,819
6,300		United Fire & Casualty Co.	239,337
13,090		Zenith National Insurance Corp.	564,310
			5,987,059
		Internet: 1.8%
7,600	@	Authorize.Net Holdings, Inc.	138,320
2,920	@, L	Blue Coat Systems, Inc.	243,557
4,000	@, L	Blue Nile, Inc.	337,680
6,800	@, L	Cybersource Corp.	82,892
12,550	@, L	Infospace, Inc.	175,826
11,520	@, L	j2 Global Communications, Inc.	391,680
7,300	@	Knot, Inc.	152,935
26,200	@	Napster, Inc.	79,386
11,035	@	PC-Tel, Inc.	85,521
7,800	@, L	Perficient, Inc.	181,896
19,679	@, L	Secure Computing Corp.	176,717
6,411	@, L	Stamps.com, Inc.	77,830
20,384		United Online, Inc.	292,918
12,980	@, L	Websense, Inc.	266,999
			2,684,157
		Iron/Steel: 0.9%
12,812		Chaparral Steel Co.	1,095,426
6,720	@	Material Sciences Corp.	73,181
7,200	L	Ryerson, Inc.	240,048
			1,408,655
		Leisure Time: 0.7%
7,900	@, L	Multimedia Games, Inc.	76,630
7,800	L	Nautilus, Inc.	74,256
13,600		Polaris Industries, Inc.	649,400
7,900	@, L	WMS Industries, Inc.	232,576
			1,032,862
		Lodging: 0.1%
3,600		Marcus Corp.	76,032
2,900	@	Monarch Casino & Resort, Inc.	82,273
			158,305
		Machinery - Construction & Mining: 0.2%
5,400	@, L	Astec Industries, Inc.	273,132
			273,132
		Machinery - Diversified: 2.3%
3,800		Albany International Corp.	147,972
13,721		Applied Industrial Technologies, Inc.	438,798

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
11,100	L	Briggs & Stratton Corp.	$324,009
3,700	L	Cascade Corp.	272,357
7,600		Cognex Corp.	140,220
11,543	@	Gardner Denver, Inc.	460,681
6,100	@	Intevac, Inc.	99,674
2,000		Lindsay Manufacturing Co.	81,060
16,934	S	Manitowoc Co., Inc.	1,346,084
4,559		Robbins & Myers, Inc.	247,007
			3,557,862
		Media: 0.0%
11,500	@, W	Radio One, Inc.	44,965
			44,965
		Metal Fabricate/Hardware: 1.2%
7,930	L	AM Castle & Co.	231,001
4,200		Kaydon Corp.	221,760
1,907		Lawson Products	69,644
11,300		Mueller Industries, Inc.	391,432
11,815	L	Quanex Corp.	511,708
3,800		Valmont Industries, Inc.	338,884
			1,764,429
		Mining: 0.7%
4,100		Amcol International Corp.	132,061
4,800	@	Brush Engineered Materials	231,840
6,500	@, L	Century Aluminum Co.	319,670
5,300	@	RTI International Metals, Inc.	369,516
			1,053,087
		Miscellaneous Manufacturing: 2.6%
15,121		Acuity Brands, Inc.	794,457
6,875		AO Smith Corp.	331,375
11,418		Aptargroup, Inc.	414,816
9,300		Barnes Group, Inc.	292,578
7,345	@	Ceradyne, Inc.	530,897
10,200		Clarcor, Inc.	394,944
8,450	@	EnPro Industries, Inc.	353,126
8,830	@	Lydall, Inc.	92,362
7,400		Myers Industries, Inc.	157,620
6,687		Standex International Corp.	167,376
9,920	@, L	Sturm Ruger & Co., Inc.	180,941
16,348		Tredegar Corp.	285,763
			3,996,255
		Office Furnishings: 0.1%
12,375		Interface, Inc.	223,245
			223,245
		Oil & Gas: 2.4%
9,800	@	Atwood Oceanics, Inc.	744,702
26,552		Cabot Oil & Gas Corp.	885,244
3,600	L	Penn Virginia Corp.	143,676
3,000	@, L	Petroleum Development Corp.	120,090
13,300	@	Pioneer Drilling Co.	161,728
17,900		St. Mary Land & Exploration Co.	596,965
2,400	@	Stone Energy Corp.	79,080
8,247	@, L	Swift Energy Co.	306,953
14,642	@	Unit Corp.	718,337
			3,756,775
		Oil & Gas Services: 3.5%
2,700	L	Carbo Ceramics, Inc.	126,360
8,088	@	Dril-Quip, Inc.	380,621
2,200		Gulf Island Fabrication, Inc.	78,276
25,953	@	Helix Energy Solutions Group, Inc.	997,374
7,300	@, L	Hornbeck Offshore Services, Inc.	278,495
12,700	@, L	Input/Output, Inc.	180,213
5,239		Lufkin Industries, Inc.	297,942
8,700	@, L	Matrix Service Co.	164,604
4,800	@	Natco Group, Inc. - Class A	239,712
13,020	@	Oceaneering International, Inc.	874,423
9,499	@, L	SEACOR Holdings, Inc.	834,012
15,200	@	Tetra Technologies, Inc.	303,848
8,940	@	W-H Energy Services, Inc.	568,226
			5,324,106
		Pharmaceuticals: 1.4%
5,400	L	Alpharma, Inc.	123,660
4,530	@, L	Bradley Pharmaceuticals, Inc.	88,607
8,300	@, L	HealthExtras, Inc.	233,313
23,682	@, L	MGI Pharma, Inc.	558,185
12,164	@	Noven Pharmaceuticals, Inc.	185,623
5,000	@	PetMed Express, Inc.	74,950
7,400	@, L	Pharmerica Corp.	131,202
10,640	@, L	Sciele Pharma, Inc.	245,571
19,410	@	Theragenics Corp.	80,552
4,488	@, L	USANA Health Sciences, Inc.	170,903
23,300	@, L	Viropharma, Inc.	230,903
			2,123,469

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 7.7%
4,500		Big 5 Sporting Goods Corp.	$93,600
13,163		Brown Shoe Co., Inc.	300,643
4,700	@	California Pizza Kitchen, Inc.	96,115
9,066		Casey’s General Stores, Inc.	257,112
10,370		Cash America International, Inc.	373,942
12,208		Cato Corp.	269,431
15,839	@, L	CEC Entertainment, Inc.	486,257
6,800	@	Charlotte Russe Holding, Inc.	118,796
3,700	@	Childrens Place Retail Stores, Inc.	106,412
12,200		Christopher & Banks Corp.	147,376
13,200	L	CKE Restaurants, Inc.	223,740
18,646	@, L	Dress Barn, Inc.	326,305
3,600	@	First Cash Financial Services, Inc.	77,112
6,300		Fred’s, Inc.	65,520
6,100	@, L	Genesco, Inc.	279,929
2,200		Group 1 Automotive, Inc.	77,132
8,100	@, L	Guitar Center, Inc.	458,379
9,354	@, L	Hibbett Sporting Goods, Inc.	233,289
19,960	@	HOT Topic, Inc.	167,065
5,790	L	IHOP Corp.	364,017
14,147	@, L	Insight Enterprises, Inc.	335,567
10,295	@	Jack in the Box, Inc.	640,555
9,500	@, L	Jo-Ann Stores, Inc.	213,750
7,100	@, L	JOS A Bank Clothiers, Inc.	214,065
4,000		Longs Drug Stores Corp.	210,920
17,656		Men’s Wearhouse, Inc.	894,806
2,600		Movado Group, Inc.	76,700
7,080	@, L	Panera Bread Co.	309,679
3,930	@	Papa John’s International, Inc.	99,665
18,700		Pep Boys-Manny Moe & Jack	306,493
12,230	@, L	PF Chang’s China Bistro, Inc.	412,518
8,220	@	Rare Hospitality International, Inc.	310,469
2,800	@, L	Red Robin Gourmet Burgers, Inc.	107,716
6,320	@, L	School Specialty, Inc.	230,301
16,401	@, L	Select Comfort Corp.	281,277
27,332	@, L	Sonic Corp.	596,384
6,400		Stage Stores, Inc.	110,912
7,500		Stein Mart, Inc.	65,850
14,700	@, L	Texas Roadhouse, Inc.	188,307
11,000	L	The Finish Line - Class A	62,040
7,300	@, L	Tractor Supply Co.	351,568
34,900		Triarc Cos.	536,064
9,391	@, L	Tween Brands, Inc.	277,035
5,000		World Fuel Services Corp.	192,750
8,600	@, L	Zale Corp.	193,242
			11,740,805
		Savings & Loans: 1.1%
23,291	L	Bankunited Financial Corp.	398,276
1,500	L	Downey Financial Corp.	84,885
12,971	@, L	FirstFed Financial Corp.	651,793
6,400		Flagstar Bancorp., Inc.	78,720
7,800		MAF Bancorp., Inc.	418,782
			1,632,456
		Semiconductors: 3.4%
23,409	@	Actel Corp.	263,351
17,700	@	AMIS Holdings, Inc.	183,549
5,400	@	ATMI, Inc.	162,864
15,000	@, L	Axcelis Technologies, Inc.	70,650
27,794	@	Brooks Automation, Inc.	393,285
4,400	@, L	Cabot Microelectronics Corp.	183,568
5,700		Cohu, Inc.	112,803
4,800	@, L	Diodes, Inc.	145,488
13,783	@, L	DSP Group, Inc.	240,238
14,338	@	Exar Corp.	191,269
23,700	@, L	Kulicke & Soffa Industries, Inc.	202,398
17,600	@, L	Microsemi Corp.	446,336
6,000	@	MKS Instruments, Inc.	132,240
21,671	@	Pericom Semiconductor Corp.	249,650
20,200	@, L	Photronics, Inc.	233,916
50,895	@, L	Skyworks Solutions, Inc.	401,562
5,900	@	Standard Microsystems Corp.	212,282
2,300	@, L	Supertex, Inc.	82,478
4,800	@	Ultratech, Inc.	68,784
22,125	@	Varian Semiconductor Equipment Associates, Inc.	1,230,814
4,500	@, L	Veeco Instruments, Inc.	79,200
			5,286,725
		Software: 3.2%
11,300	@, L	Allscripts Healthcare Solutions, Inc.	255,493
16,982	@	Ansys, Inc.	562,614
9,500	@, L	Avid Technology, Inc.	292,885
9,200		Blackbaud, Inc.	232,484
41,427	@	Captaris, Inc.	222,049
6,300	@	Concur Technologies, Inc.	168,714

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
11,120	@	Digi International, Inc.	$157,348
12,900	@	eFunds Corp.	468,012
5,900	@	Epicor Software Corp.	78,470
26,200	@	Informatica Corp.	365,752
8,966	@	JDA Software Group, Inc.	186,045
6,440	@	Mantech International Corp.	230,294
11,300	@	Phase Forward, Inc.	201,592
7,100	@	Phoenix Technologies Ltd.	77,603
14,505	@	Progress Software Corp.	442,693
1,900	L	Quality Systems, Inc.	70,015
6,658	@	SPSS, Inc.	271,314
16,400	@, L	Take-Two Interactive Software, Inc.	262,072
12,900	@, L	THQ, Inc.	371,391
			4,916,840
		Storage/Warehousing: 0.1%
6,900	@	Mobile Mini, Inc.	167,049
			167,049
		Telecommunications: 2.1%
52,500	@	Adaptec, Inc.	195,825
6,400	@, L	Anixter International, Inc.	491,328
32,900	@	Arris Group, Inc.	499,422
5,079		Black Box Corp.	207,985
17,520	@	C-COR, Inc.	201,655
8,500	@	Comtech Telecommunications	361,760
5,600	L	CT Communications, Inc.	176,400
21,874	@, L	Ditech Networks, Inc.	112,214
6,817	@	General Communication, Inc.	86,235
11,555	@, L	Harmonic, Inc.	115,203
7,500	@	Netgear, Inc.	210,450
12,860	@	Network Equipment Technologies, Inc.	137,088
10,600	@	Novatel Wireless, Inc.	242,104
22,700	@, L	Symmetricom, Inc.	113,273
6,850	@	Tollgrade Communications, Inc.	69,733
2,400	@	Viasat, Inc.	73,248
			3,293,923
		Textiles: 0.3%
3,850	L	Angelica Corp.	78,386
5,879		G&K Services, Inc.	244,860
4,400		Unifirst Corp.	182,072
			505,318
		Toys/Games/Hobbies: 0.2%
11,225	@, L	Jakks Pacific, Inc.	252,226
2,500	@	RC2 Corp.	76,350
			328,576
		Transportation: 2.4%
3,900	L	Arkansas Best Corp.	140,010
3,600	@, L	Bristow Group, Inc.	156,060
6,800		Forward Air Corp.	238,272
26,034	L	Heartland Express, Inc.	405,349
13,942	@	HUB Group, Inc.	465,245
16,500	@, L	Kansas City Southern	501,435
11,100	@	Kirby Corp.	424,908
9,500		Knight Transportation, Inc.	174,705
18,700		Landstar System, Inc.	804,287
11,252	@, L	Old Dominion Freight Line	324,058
			3,634,329
		Water: 0.1%
2,400	L	American States Water Co.	93,744
			93,744
		Total Common Stock (Cost $127,328,997)	148,807,990
REAL ESTATE INVESTMENT TRUSTS: 2.6%
		Apartments: 0.6%
6,525		Essex Property Trust, Inc.	768,580
3,000		Mid-America Apartment Communities, Inc.	148,770
			917,350
		Diversified: 0.8%
15,400	L	Colonial Properties Trust	553,014
4,000		Entertainment Properties Trust	191,360
8,900	L	Lexington Corporate Properties Trust	184,052
4,400		PS Business Parks, Inc.	248,600
			1,177,026
		Health Care: 0.5%
17,900		LTC Properties, Inc.	404,182
6,200		Medical Properties Trust, Inc.	83,514
14,800		Senior Housing Properties Trust	301,032
			788,728
		Office Property: 0.2%
5,100		Kilroy Realty Corp.	311,763
			311,763

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Shopping Centers: 0.3%
3,200		Acadia Realty Trust	$79,904
11,400		Inland Real Estate Corp.	176,472
5,000		Tanger Factory Outlet Centers, Inc.	190,350
			446,726
		Single Tenant: 0.1%
5,700		National Retail Properties, Inc.	133,893
			133,893
		Storage: 0.1%
2,300	L	Sovran Self Storage, Inc.	103,753
			103,753
		Warehouse/Industrial: 0.0%
1,700		EastGroup Properties, Inc.	72,131
			72,131
		Total Real Estate Investment Trusts (Cost $3,738,895)	3,951,370
		Total Long-Term Investments (Cost $131,067,892)	152,759,360
SHORT-TERM INVESTMENTS: 26.7%
		Mutual Fund: 0.3%
500,000	**	ING Institutional Prime Money Market Fund	500,000
		Total Mutual Fund (Cost $500,000)	500,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$264,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $264,154 to be received upon repurchase (Collateralized by $275,000 Federal National Mortgage Association, Discount Note, Market Value $272,718, due 10/31/07)		$264,000
	Total Repurchase Agreement (Cost $264,000)		264,000
	Securities Lending Collateralcc: 26.2%
40,230,035	Bank of New York Institutional Cash Reserves Fund		40,230,035
	Total Securities Lending Collateral (Cost $40,230,035)		40,230,035
	Total Short-Term Investments (Cost $40,994,035)		40,994,035
	Total Investments in Securities (Cost $172,061,927)*	126.3%	$193,753,395
	Other Assets and Liabilities - Net	(26.3)	(40,355,304)
	Net Assets	100.0%	$153,398,091

@	Non-income producing security
@@	Foreign Issuer
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $173,525,413.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$26,372,852
	Gross Unrealized Depreciation	(6,144,870)
	Net Unrealized Appreciation	$20,227,982

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2007 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on August 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

Russell 2000	2	794,800	09/20/07	$7,419

				$7,419

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Aerospace/Defense: 2.6%
15,800		DRS Technologies, Inc.	$829,184
21,100	@	Moog, Inc.	898,227
21,700	@	Teledyne Technologies, Inc.	1,083,047
			2,810,458
		Apparel: 2.8%
31,856	@, @@	Gildan Activewear, Inc.	1,032,453
19,300		Phillips-Van Heusen	1,123,839
33,400	@	Steven Madden Ltd.	822,308
			2,978,600
		Banks: 5.3%
105,559		Bank Mutual Corp.	1,251,930
29,900		Boston Private Financial Holdings, Inc.	811,785
29,375		Provident Bankshares Corp.	907,688
21,300	@	Signature Bank	736,128
59,500	@	Superior Bancorp.	559,300
17,450		UMB Financial Corp.	773,035
25,200		Whitney Holding Corp.	698,040
			5,737,906
		Biotechnology: 1.7%
15,000	@	Alexion Pharmaceuticals, Inc.	907,050
99,100	@	Human Genome Sciences, Inc.	912,711
			1,819,761
		Building Materials: 0.6%
22,000	@	Dayton Superior Corp.	163,460
22,000		Gibraltar Industries, Inc.	439,560
			603,020
		Chemicals: 2.6%
21,700		Albemarle Corp.	878,199
10,800		Cytec Industries, Inc.	717,120
40,700		UAP Holding Corp.	1,217,337
			2,812,656
		Commercial Services: 2.7%
10,400	@	Advisory Board Co.	598,312
18,800		Arbitron, Inc.	936,804
8,800	@	Exponent, Inc.	214,368
30,900	@	Geo Group, Inc.	919,893
12,321	@	Live Nation, Inc.	255,045
			2,924,422
		Computers: 5.9%
11,400	@	CACI International, Inc.	581,628
38,800	@	Electronics for Imaging	1,011,904
40,500	@	Komag, Inc.	1,301,670
26,300	@, @@	Logitech International	716,149
100,900	@	Mentor Graphics Corp.	1,408,562
14,600	@	Micros Systems, Inc.	880,964
36,900	@	Radisys Corp.	403,317
			6,304,194
		Distribution/Wholesale: 1.1%
72,560	@	Brightpoint, Inc.	845,324
8,000		Owens & Minor, Inc.	319,200
			1,164,524
		Diversified Financial Services: 3.1%
10,300	@	GFI Group, Inc.	762,200
22,600	@	Investment Technology Group, Inc.	914,622
16,600	@	Piper Jaffray Cos.	852,576
33,854		Waddell & Reed Financial, Inc.	840,933
			3,370,331
		Electric: 2.1%
10,900		Idacorp, Inc.	353,923
20,700		ITC Holdings Corp.	920,736
36,200		Portland General Electric Co.	962,558
			2,237,217
		Electrical Components & Equipment: 0.6%
15,500	W	Ametek, Inc.	619,845
			619,845
		Electronics: 3.8%
40,300	@	Benchmark Electronics, Inc.	1,010,724
16,100	@	Cymer, Inc.	638,204
10,700	@	Thomas & Betts Corp.	592,673
22,762	@	Trimble Navigation Ltd.	803,726
17,700	@	Varian, Inc.	1,062,354
			4,107,681
		Engineering & Construction: 0.8%
10,600	@	Washington Group International, Inc.	897,820
			897,820

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Entertainment: 1.0%
47,300	@	Macrovision Corp.	$1,122,429
			1,122,429
		Environmental Control: 0.8%
28,400	@	Waste Connections, Inc.	863,928
			863,928
		Food: 0.8%
18,400		Corn Products International, Inc.	831,680
			831,680
		Gas: 2.5%
17,600		New Jersey Resources Corp.	862,048
34,400		Vectren Corp.	939,120
26,200		WGL Holdings, Inc.	861,718
			2,662,886
		Healthcare - Products: 3.0%
9,500		Cooper Cos., Inc.	463,220
20,200	@	DJO, Inc.	983,336
21,100	@	Kyphon, Inc.	1,410,957
27,400	@	Spectranetics Corp.	403,602
			3,261,115
		Healthcare - Services: 2.6%
9,900	@	Healthways, Inc.	493,020
5,100	@	Lhc Group, Inc.	102,153
18,800	@	Magellan Health Services, Inc.	763,280
7,100	@	Pediatrix Medical Group, Inc.	423,515
27,200	@	Psychiatric Solutions, Inc.	1,002,592
			2,784,560
		Household Products/Wares: 0.1%
4,326	@	Jarden Corp.	141,850
			141,850
		Housewares: 1.2%
22,200		Toro Co.	1,313,130
			1,313,130
		Insurance: 3.0%
39,421	@@	Aspen Insurance Holdings Ltd.	989,073
57,200	@	First Mercury Financial Corp.	1,165,736
8,300	@	ProAssurance Corp.	436,414
7,841	@, @@	RAM Holdings Ltd.	73,235
15,920		Safety Insurance Group, Inc.	543,509
			3,207,967
		Internet: 1.0%
11,800	@	Digital River, Inc.	547,048
30,848	@	Trizetto Group	482,154
			1,029,202
		Leisure Time: 0.9%
17,800	@	Life Time Fitness, Inc.	989,146
			989,146
		Machinery - Diversified: 2.8%
4,500	@	Gardner Denver, Inc.	179,595
32,789	@	Intermec, Inc.	804,970
15,800		Nordson Corp.	793,318
8,000		Tennant Co.	336,160
24,000		Wabtec Corp.	899,280
			3,013,323
		Media: 1.3%
34,600		Entercom Communications Corp.	736,980
47,100		GateHouse Media, Inc.	613,242
22,762	@, W	Radio One, Inc.	88,999
			1,439,221
		Metal Fabricate/Hardware: 0.7%
25,300		Commercial Metals Co.	730,917
			730,917
		Miscellaneous Manufacturing: 0.8%
27,600		Barnes Group, Inc.	868,296
			868,296
		Oil & Gas: 2.9%
22,300	@	Carrizo Oil & Gas, Inc.	875,721
22,500	@	Denbury Resources, Inc.	895,050
45,600	@	EXCO Resources, Inc.	766,080
34,800	@	Parallel Petroleum Corp.	615,612
			3,152,463
		Oil & Gas Services: 2.9%
9,900	@, @@	Core Laboratories NV	1,109,790
7,700	@	FMC Technologies, Inc.	729,190
25,700	@	Global Industries Ltd.	621,426
14,000	@, @@	North American Energy Partners, Inc.	241,640
20,900	@	Tetra Technologies, Inc.	417,791
			3,119,837
		Packaging & Containers: 1.5%
35,700	@	Crown Holdings, Inc.	857,514
13,900		Silgan Holdings, Inc.	710,151
			1,567,665

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.1%
34,700	@	Akorn, Inc.	$263,720
51,600	@	BioMarin Pharmaceuticals, Inc.	1,108,368
26,100	@	Cubist Pharmaceuticals, Inc.	597,168
35,500	@	Sciele Pharma, Inc.	819,340
15,200	@	USANA Health Sciences, Inc.	578,816
			3,367,412
		Real Estate: 0.8%
8,100		Jones Lang LaSalle, Inc.	904,608
			904,608
		Retail: 6.7%
37,100		Casey’s General Stores, Inc.	1,052,156
25,596	@	JOS A Bank Clothiers, Inc.	771,719
17,300		Longs Drug Stores Corp.	912,229
16,400	@	Pantry, Inc.	546,612
28,400	@	Papa John’s International, Inc.	720,224
25,800		Regis Corp.	851,658
43,800	@	Ruth’s Chris Steak House	727,956
52,150		Stage Stores, Inc.	903,760
24,000	@	Tween Brands, Inc.	708,000
			7,194,314
		Savings & Loans: 2.9%
64,100		First Niagara Financial Group, Inc.	905,733
75,600		NewAlliance Bancshares, Inc.	1,127,196
104,000		Westfield Financial, Inc.	1,051,440
			3,084,369
		Semiconductors: 4.2%
34,200	@	DSP Group, Inc.	596,106
98,700	@	Entegris, Inc.	931,728
22,200	@	Fairchild Semiconductor International, Inc.	416,472
26,300	@	Formfactor, Inc.	1,192,968
20,300		Micrel, Inc.	222,285
65,700	@	ON Semiconductor Corp.	770,004
16,600	@, @@	Verigy Ltd.	438,572
			4,568,135
		Software: 2.6%
28,600	@	Ansys, Inc.	947,518
40,550	@	THQ, Inc.	1,167,435
19,900	@	Verifone Holdings, Inc.	735,504
			2,850,457
		Storage/Warehousing: 0.6%
25,800	@	Mobile Mini, Inc.	624,618
			624,618
		Telecommunications: 3.6%
64,600		Alaska Communications Systems Group, Inc.	882,436
34,300	@	Foundry Networks, Inc.	634,207
26,500	@	NeuStar, Inc.	837,930
15,300		Otelco, Inc.	276,012
39,645	@	RCN Corp.	570,492
20,900	@	SBA Communications Corp.	680,713
			3,881,790
		Transportation: 1.3%
21,100	@	American Commercial Lines, Inc.	545,013
19,800	@	HUB Group, Inc.	660,726
6,452	@	Kirby Corp.	246,983
			1,452,722
		Total Common Stock
		(Cost $88,871,711)	98,416,475
REAL ESTATE INVESTMENT TRUSTS: 3.7%
		Diversified: 0.7%
36,000		Lexington Corporate Properties Trust	744,480
			744,480
		Health Care: 0.6%
22,400		Nationwide Health Properties, Inc.	621,600
			621,600
		Hotels: 0.6%
64,900		Ashford Hospitality Trust, Inc.	708,059
			708,059
		Mortgage: 0.5%
40,100		Annaly Capital Management, Inc.	565,009
			565,009
		Office Property: 0.6%
25,100		BioMed Realty Trust, Inc.	611,938
			611,938
		Storage: 0.7%
53,000		U-Store-It Trust	718,680
			718,680
		Total Real Estate Investment Trusts
		(Cost $4,497,667)	3,969,766

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2007 (Unaudited) (continued)

Shares		Value
EXCHANGE-TRADED FUNDS: 0.2%
	Exchange-Traded Funds: 0.2%
2,706	iShares Russell 2000 Index Fund	$213,070
	Total Exchange-Traded Funds
	(Cost $211,961)	213,070
	Total Long-Term Investments
	(Cost $93,581,339)	102,599,311

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.2%
		Mutual Fund: 5.0%
$5,450,000	**	ING Institutional Prime Money Market Fund		$5,450,000
		Total Mutual Fund
		(Cost $5,450,000)		5,450,000
		Repurchase Agreement: 0.2%
198,000		Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $198,114 to be received upon repurchase (Collateralized by $203,000 U.S. Treasury, Discount Note, Market Value $202,748, due 09/13/07)		198,000
		Total Repurchase Agreement
		(Cost $198,000)		198,000
		Total Short-Term Investments
		(Cost $5,648,000)		5,648,000
		Total Investments in Securities
		(Cost $99,229,339)*	100.4%	$108,247,311
		Other Assets and Liabilities - Net	(0.4)	(471,386)
		Net Assets	100.0%	$107,775,925

@	Non-income producing security
@@	Foreign Issuer
W	When-issued or delayed delivery security
**	Investment in affiliate
*	Cost for federal income tax purposes is $99,308,396.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,196,836
	Gross Unrealized Depreciation	(5,257,921)
	Net Unrealized Appreciation	$8,938,915

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 35.0%
		Advertising: 0.1%
30	L	Catalina Marketing Corp.	$937
40	@	inVentiv Health, Inc.	1,586
1,000		Omnicom Group	50,930
			53,453
		Aerospace/Defense: 1.0%
30	@, L	AAR Corp.	942
400		Boeing Co.	38,680
50		Curtiss-Wright Corp.	2,280
50		DRS Technologies, Inc.	2,624
20	@	Esterline Technologies Corp.	1,010
50	@, L	Gencorp, Inc.	572
900		General Dynamics Corp.	70,704
30	L	Kaman Corp.	987
800		Lockheed Martin Corp.	79,312
40	@, L	Moog, Inc.	1,703
1,388		Raytheon Co.	85,140
10	@, L	Sequa Corp.	1,642
30	@, L	Teledyne Technologies, Inc.	1,497
20		Triumph Group, Inc.	1,464
1,620		United Technologies Corp.	120,901
			409,458
		Agriculture: 0.5%
150	@, L	Alliance One International, Inc.	1,155
1,740		Altria Group, Inc.	120,773
200		Archer-Daniels-Midland Co.	6,740
885	@@	British American Tobacco PLC	29,362
50	L	Universal Corp.	2,457
700	L	UST, Inc.	34,496
			194,983
		Airlines: 0.1%
80	@, L	Airtran Holdings, Inc.	841
100	@, L	Alaska Air Group, Inc.	2,482
2,480	@, @@	British Airways PLC	21,296
70	@, L	JetBlue Airways Corp.	666
60	@, L	Mesa Air Group, Inc.	338
96		Skywest, Inc.	2,412
			28,035
		Apparel: 0.2%
910	@	Coach, Inc.	40,522
80	@, L	CROCS, Inc.	4,723
10	@, L	Deckers Outdoor Corp.	942
50	@, L	Gymboree Corp.	2,005
150	@, L	Hanesbrands, Inc.	4,494
80	@, L	Iconix Brand Group, Inc.	1,658
70	L	Kellwood Co.	1,379
50	L	K-Swiss, Inc.	1,206
20	@, L	Maidenform Brands, Inc.	341
20	L	Oxford Industries, Inc.	724
90		Phillips-Van Heusen	5,241
300		Polo Ralph Lauren Corp.	22,662
130	@, L	Quiksilver, Inc.	1,741
30	@	Skechers USA, Inc.	595
30	@	Timberland Co.	603
20	@, L	Volcom, Inc.	781
40	@	Warnaco Group, Inc.	1,396
100	L	Wolverine World Wide, Inc.	2,629
			93,642
		Auto Manufacturers: 0.3%
3,500	L	Ford Motor Co.	27,335
3,000	@@	Fuji Heavy Industries Ltd.	12,575
200	L	General Motors Corp.	6,148
1,900	@@	Nissan Motor Co., Ltd.	18,150
100	L	Oshkosh Truck Corp.	5,789
500		Paccar, Inc.	42,775
			112,772
		Auto Parts & Equipment: 0.0%
130	L	ArvinMeritor, Inc.	2,269
30		BorgWarner, Inc.	2,535
20	@, L	Keystone Automotive Industries, Inc.	939
70	@, L	Lear Corp.	2,046
70	L	Standard Motor Products, Inc.	685
20	L	Superior Industries International	398
			8,872
		Banks: 2.8%
210	L	Associated Banc-Corp.	5,924

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
1,399	@@	Banco Bilbao Vizcaya Argentaria SA	$32,330
5,630		Bank of America Corp.	285,328
40		Bank of Hawaii Corp.	2,056
1,000	@@	Bank of Ireland - Dublin Exchange	18,372
300	@@	Bank of Ireland - London Exchange	5,533
666		Bank of New York Mellon Corp.	26,926
2,000	@@	Bank of Yokohama Ltd.	14,227
2,275	@@	Barclays PLC	28,200
20	L	Boston Private Financial Holdings, Inc.	543
20	L	Cascade Bancorp.	469
60	L	Cathay General Bancorp.	1,951
20	L	Central Pacific Financial Corp.	636
40	L	Chittenden Corp.	1,391
30		City National Corp.	2,142
360	L	Colonial BancGroup, Inc.	7,639
700		Comerica, Inc.	39,046
90	L	Corus Bankshares, Inc.	1,202
10		Cullen/Frost Bankers, Inc.	516
210	@@	Deutsche Bank AG	26,090
102		East-West Bancorp., Inc.	3,652
150	@@, L	First Bancorp.	1,508
70	L	First Financial Bancorp.	944
20		First Indiana Corp.	618
90	L	First Midwest Bancorp., Inc.	3,086
40	L	First Republic Bank	2,182
240	L	FirstMerit Corp.	4,637
812	@@	Fortis	29,782
70	L	Fremont General Corp.	315
100	L	Frontier Financial Corp.	2,458
20	L	Glacier Bancorp., Inc.	439
50	L	Greater Bay Bancorp.	1,408
120		Hanmi Financial Corp.	1,858
2,508	@@	HSBC Holdings PLC	45,349
110		Independent Bank Corp.	1,288
50	L	Irwin Financial Corp.	533
134	@@, L	Kookmin Bank ADR	10,914
2	@@	Mitsubishi UFJ Financial Group, Inc.	19,173
30	L	Nara Bancorp., Inc.	475
800	@@	National Australia Bank Ltd.	26,208
20	L	PrivateBancorp, Inc.	670
10		Prosperity Bancshares, Inc.	338
80	L	Provident Bankshares Corp.	2,472
2,000		Regions Financial Corp.	62,600
20	@, L	Signature Bank	691
123	@@	Societe Generale	19,751
50		South Financial Group, Inc.	1,148
100		State Street Corp.	6,136
30	L	Sterling Bancshares, Inc.	343
30		Sterling Financial Corp.	764
3,000	@@	Sumitomo Trust & Banking Co., Ltd.	24,765
60	L	Susquehanna Bancshares, Inc.	1,180
10	@, L	SVB Financial Group	498
30		TCF Financial Corp.	758
160	L	UCBH Holdings, Inc.	2,659
40	L	Umpqua Holdings Corp.	868
100	@, @@	Uniao de Bancos Brasileiros SA GDR	11,158
5,200	@@	UniCredito Italiano S.p.A.	44,670
160		United Bankshares, Inc.	5,008
20		United Community Banks, Inc.	486
1,760		Wachovia Corp.	86,205
110		Webster Financial Corp.	4,671
4,100		Wells Fargo & Co.	149,814
170		Whitney Holding Corp.	4,709
60	L	Wilshire Bancorp., Inc.	676
20	L	Wintrust Financial Corp.	863
			1,091,249
		Beverages: 0.5%
300		Anheuser-Busch Cos., Inc.	14,820
1,628	@@	C&C Group PLC	11,917
1,000		Coca-Cola Co.	53,780
413	@@	Fomento Economico Mexicano SA de CV ADR	14,389
50	@	Hansen Natural Corp.	2,246
900		Pepsi Bottling Group, Inc.	31,131
220		PepsiAmericas, Inc.	6,512
700		PepsiCo, Inc.	47,621
			182,416
		Biotechnology: 0.3%
30	@, L	Affymetrix, Inc.	680
800	@	Amgen, Inc.	40,088
50	@, L	Arqule, Inc.	410
200	@	Biogen Idec, Inc.	12,764
300	@	Celgene Corp.	19,263
20	@	Charles River Laboratories International, Inc.	1,050

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
50	@, L	CryoLife, Inc.	$462
20	@, L	Enzo Biochem, Inc.	360
100	@	Genzyme Corp.	6,241
20	@, L	Integra LifeSciences Holdings Corp.	971
60	@	Invitrogen Corp.	4,674
30	@, L	Martek Biosciences Corp.	811
450	@, L	Millennium Pharmaceuticals, Inc.	4,568
80	@, L	PDL BioPharma, Inc.	1,561
90	@, L	Regeneron Pharmaceuticals, Inc.	1,751
60	@, L	Savient Pharmaceuticals, Inc.	791
100	@	Vertex Pharmaceuticals, Inc.	3,896
			100,341
		Building Materials: 0.2%
20	L	Apogee Enterprises, Inc.	503
20	@, L	Drew Industries, Inc.	785
50		Florida Rock Industries, Inc.	3,126
20	L	Gibraltar Industries, Inc.	400
533	@@	Italcementi S.p.A.	13,217
100		Lennox International, Inc.	3,597
30		Martin Marietta Materials, Inc.	4,050
2,400	L	Masco Corp.	62,448
20	@, L	NCI Building Systems, Inc.	928
40		Simpson Manufacturing Co., Inc.	1,320
30	L	Texas Industries, Inc.	2,212
40	L	Universal Forest Products, Inc.	1,492
			94,078
		Chemicals: 0.6%
100		Air Products & Chemicals, Inc.	9,001
50		Airgas, Inc.	2,311
70		Albemarle Corp.	2,833
20	L	Arch Chemicals, Inc.	866
400		Ashland, Inc.	23,916
150		Cabot Corp.	6,051
170		Chemtura Corp.	1,566
1,832	@@	Croda International	24,459
10	L	Cytec Industries, Inc.	664
400		Dow Chemical Co.	17,052
100		Ecolab, Inc.	4,166
100		EI DuPont de Nemours & Co.	4,875
80		Ferro Corp.	1,566
20		FMC Corp.	1,800
20	L	Georgia Gulf Corp.	299
100	L	HB Fuller Co.	2,691
130	L	Lubrizol Corp.	8,265
200		Lyondell Chemical Co.	9,272
300		Monsanto Co.	20,922
250	L	Olin Corp.	5,360
30	@	OM Group, Inc.	1,482
20		Penford Corp.	706
170	@, L	PolyOne Corp.	1,365
100		PPG Industries, Inc.	7,335
100		Praxair, Inc.	7,566
20		Quaker Chemical Corp.	440
20	L	Schulman A, Inc.	431
40	L	Sensient Technologies Corp.	1,084
600		Sigma-Aldrich Corp.	26,880
4,000	@@	Sumitomo Chemical Co., Ltd.	29,861
70		Tronox, Inc.	706
20		Valspar Corp.	539
			226,330
		Coal: 0.0%
80		Arch Coal, Inc.	2,359
120		Massey Energy Co.	2,490
200	L	Peabody Energy Corp.	8,502
			13,351
		Commercial Services: 0.5%
40		Aaron Rents, Inc.	1,024
130		ABM Industries, Inc.	3,039
30		Administaff, Inc.	1,035
60	@	Alliance Data Systems Corp.	4,707
20	@	AMN Healthcare Services, Inc.	357
100	@, L	Apollo Group, Inc. - Class A	5,867
50		Arbitron, Inc.	2,492
20	@, L	Avis Budget Group, Inc.	464
10	@, L	Bankrate, Inc.	391
70	L	Bowne & Co., Inc.	1,187
1,559	@, @@	Brambles Ltd.	17,602
30	@, L	Bright Horizons Family Solutions, Inc.	1,190
90	@	Career Education Corp.	2,673
30		Chemed Corp.	1,861
80	@, W, L	ChoicePoint, Inc.	3,147
30	@, L	Coinstar, Inc.	980
10	@, L	Consolidated Graphics, Inc.	663

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,000	@	Convergys Corp.	$16,750
40	@, L	Corinthian Colleges, Inc.	562
60	L	Corporate Executive Board Co.	4,082
20		CPI Corp.	895
20	L	Deluxe Corp.	760
80	L	DeVry, Inc.	2,762
60	L	Healthcare Services Group	1,285
40	@	Heidrick & Struggles International, Inc.	1,874
40	@	ITT Educational Services, Inc.	4,392
80		Kelly Services, Inc.	1,818
10	@, L	Kendle International, Inc.	392
140	@, L	Korn/Ferry International	3,109
80	@, L	Labor Ready, Inc.	1,670
70	@, L	Live Nation, Inc.	1,449
110		Manpower, Inc.	7,729
30	L	MAXIMUS, Inc.	1,283
460		McKesson Corp.	26,317
30	@, L	Midas, Inc.	608
270	@, L	MPS Group, Inc.	3,715
30	@, L	On Assignment, Inc.	317
30	@, L	Parexel International Corp.	1,290
60	L	Pharmaceutical Product Development, Inc.	2,102
20	L	Pharmanet Development Group	576
20	@, L	Pre-Paid Legal Services, Inc.	1,104
90	@, L	Quanta Services, Inc.	2,544
200		Robert Half International, Inc.	6,388
40	L	Rollins, Inc.	1,062
70		Sotheby’s	3,030
170	@	Spherion Corp.	1,503
10	L	Strayer Education, Inc.	1,596
60	@	United Rentals, Inc.	1,956
20	@, L	Universal Technical Institute, Inc.	360
425	@@	USG People NV	13,500
130	@, L	Valassis Communications, Inc.	1,186
60	W	Viad Corp.	2,145
35	@	Volt Information Sciences, Inc.	527
80	L	Watson Wyatt Worldwide, Inc.	3,785
400		Western Union Co.	7,532
			182,634
		Computers: 1.8%
100	@	Affiliated Computer Services, Inc.	5,003
50		Agilysys, Inc.	853
700	@	Apple, Inc.	96,936
44	@, L	CACI International, Inc.	2,245
170	@, L	Cadence Design Systems, Inc.	3,692
140	@	Ceridian Corp.	4,795
170	@, L	Ciber, Inc.	1,348
100	@	Cognizant Technology Solutions Corp.	7,351
500	@, L	Computer Sciences Corp.	27,975
3,000	@	Dell, Inc.	84,750
20		Diebold, Inc.	877
30	@, L	DST Systems, Inc.	2,294
1,300		Electronic Data Systems Corp.	29,757
1,400	@	EMC Corp.	27,524
40		Factset Research Systems, Inc.	2,397
2,530		Hewlett-Packard Co.	124,856
20	@, L	Hutchinson Technology Incorp.	460
120		Imation Corp.	3,491
1,510	L	International Business Machines Corp.	176,202
40		Jack Henry & Associates, Inc.	1,050
40	@, L	Komag, Inc.	1,286
500	@	Lexmark International, Inc.	18,630
40	@, L	Manhattan Associates, Inc.	1,155
40	@	Mercury Computer Systems, Inc.	458
55	@, L	Micros Systems, Inc.	3,319
10		MTS Systems Corp.	421
900	@	Network Appliance, Inc.	25,074
80	@, L	Palm, Inc.	1,201
30	@, L	Radiant Systems, Inc.	452
50	@, L	Radisys Corp.	547
300	@, L	Sandisk Corp.	16,818
10	@	SI International, Inc.	308
140	@, L	SRA International, Inc.	3,949
20	@, L	Stratasys, Inc.	503
1,200		Sun Microsystems, Inc.	6,432
40	@, L	SYKES Enterprises, Inc.	660
30	@, L	Synaptics, Inc.	1,299
200	@	Synopsys, Inc.	5,464
40	@, L	Tyler Technologies, Inc.	593
270	@	Western Digital Corp.	6,307
			698,732
		Cosmetics/Personal Care: 0.7%
190	L	Alberto-Culver Co.	4,402

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care (continued)
20	@, L	Chattem, Inc.	$1,234
300		Colgate-Palmolive Co.	19,896
300	L	Estee Lauder Cos., Inc.	12,477
3,450		Procter & Gamble Co.	225,320
			263,329
		Distribution/Wholesale: 0.1%
90	@, L	Brightpoint, Inc.	1,049
80	L	Building Materials Holding Corp.	1,184
60	@	CDW Corp.	5,164
80	L	Fastenal Co.	3,649
110	@	Ingram Micro, Inc.	2,160
40	@, L	LKQ Corp.	1,239
30		Owens & Minor, Inc.	1,197
40	L	Pool Corp.	1,306
20	@, L	Scansource, Inc.	554
1,000	@@	Sumitomo Corp.	17,250
20	@	Tech Data Corp.	780
20	@	United Stationers, Inc.	1,180
30	L	Watsco, Inc.	1,444
			38,156
		Diversified Financial Services: 1.9%
70		AG Edwards, Inc.	5,851
200		American Express Co.	11,724
110	@, L	AmeriCredit Corp.	1,904
300		Charles Schwab Corp.	5,940
3,270		Citigroup, Inc.	153,298
400	L	Countrywide Financial Corp.	7,940
455	@	Discover Financial Services	10,529
40	L	Eaton Vance Corp.	1,536
600		Fannie Mae	39,366
70	L	Financial Federal Corp.	2,136
100		Freddie Mac	6,161
600		Goldman Sachs Group, Inc.	105,606
70	L	IndyMac Bancorp., Inc.	1,694
60	@, L	Investment Technology Group, Inc.	2,428
140		Jefferies Group, Inc.	3,615
4,140		JP Morgan Chase & Co.	184,313
6	@@	Kenedix, Inc.	8,767
110	@, L	LaBranche & Co., Inc.	692
300	L	Lehman Brothers Holdings, Inc.	16,449
640		Merrill Lynch & Co., Inc.	47,168
1,310		Morgan Stanley	81,705
70		Nuveen Investments, Inc.	4,353
30	@, L	Piper Jaffray Cos.	1,541
20	@, L	Portfolio Recovery Associates, Inc.	1,027
180		Raymond James Financial, Inc.	5,902
110	@@	SFCG Co., Ltd.	15,311
300	L	SLM Corp.	15,084
30		SWS Group, Inc.	532
30	@, L	TradeStation Group, Inc.	332
10	@, L	World Acceptance, Corp.	310
			743,214
		Electric: 1.1%
30	L	Allete, Inc.	1,263
40	L	Alliant Energy Corp.	1,515
320	@, L	Aquila, Inc.	1,274
30		Avista Corp.	587
60	L	Black Hills Corp.	2,471
10	L	Central Vermont Public Service Corp.	361
20	L	Cleco Corp.	461
100		Dominion Resources, Inc.	8,518
300		Duke Energy Corp.	5,502
600	@	Dynegy, Inc. - Class A	4,854
1,600		Edison International	84,336
150	@, L	El Paso Electric Co.	3,348
150		Energy East Corp.	4,004
1,100		Entergy Corp.	113,982
300		Exelon Corp.	21,201
330		MDU Resources Group, Inc.	8,927
300		Northeast Utilities	8,295
70		NSTAR	2,294
200	L	OGE Energy Corp.	6,744
260		Pepco Holdings, Inc.	7,249
100		PPL Corp.	4,826
700		Public Service Enterprise Group, Inc.	59,493
110	L	Puget Energy, Inc.	2,566
300	@@	RWE AG	33,752
20	W	SCANA Corp.	768
766	@@	Scottish & Southern Energy PLC	21,949
230		Sierra Pacific Resources	3,524
400		TXU Corp.	26,960
20		UIL Holdings Corp.	620
30	L	Unisource Energy Corp.	889

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
170		Westar Energy, Inc.	$4,129
30		Wisconsin Energy Corp.	1,329
			447,991
		Electrical Components & Equipment: 0.1%
40	@, L	Advanced Energy Industries, Inc.	649
130	W	Ametek, Inc.	5,199
50	L	Belden Cdt, Inc.	2,431
40	@, L	Energizer Holdings, Inc.	4,237
30	@, L	Greatbatch, Inc.	900
40	@	Littelfuse, Inc.	1,336
70	@	Magnetek, Inc.	326
271	@@	Schneider Electric SA	35,830
30	L	Vicor Corp.	354
			51,262
		Electronics: 0.4%
200	@	Agilent Technologies, Inc.	7,280
170		Amphenol Corp.	6,139
30	L	Analogic Corp.	2,072
40	@	Arrow Electronics, Inc.	1,678
130	@	Avnet, Inc.	5,110
10	L	Bel Fuse, Inc.	315
80	@, L	Benchmark Electronics, Inc.	2,006
60	L	Brady Corp. - Class A	2,336
60	@, L	Checkpoint Systems, Inc.	1,671
67	@, L	Coherent, Inc.	2,016
100	L	CTS Corp.	1,299
30		Cubic Corp.	1,186
40	@, L	Cymer, Inc.	1,586
40		Daktronics, Inc.	1,100
20	@, L	Dionex Corp.	1,449
20	@	Electro Scientific Industries, Inc.	474
20	@, L	Faro Technologies, Inc.	804
60	@, L	FEI Co.	1,682
80	@, L	Flir Systems, Inc.	3,939
210	L	Gentex Corp.	4,208
600	@@	Hoya Corp.	20,803
40	@, L	Itron, Inc.	3,396
30		Keithley Instruments, Inc.	300
664	@@	Koninklijke Philips Electronics NV	26,251
20	@, L	Lojack Corp.	381
80		Methode Electronics, Inc.	1,155
50		National Instruments Corp.	1,579
30	@, L	Newport Corp.	414
10		Park Electrochemical Corp.	296
50	@	Photon Dynamics, Inc.	416
50	@	Planar Systems, Inc.	316
50	@, L	Plexus Corp.	1,189
20	@, L	Rogers Corp.	824
30	@, L	Sonic Solutions	228
30	L	Technitrol, Inc.	825
100	@	Thermo Electron Corp.	5,423
110	@	Thomas & Betts Corp.	6,093
138	@, L	Trimble Navigation Ltd.	4,873
70	@	TTM Technologies, Inc.	818
406	@	Tyco Electronics Ltd.	14,157
50	@, L	Varian, Inc.	3,001
150	@	Vishay Intertechnology, Inc.	1,985
30	L	Watts Water Technologies, Inc.	1,063
40	L	Woodward Governor Co.	2,349
50	L	X-Rite, Inc.	715
			147,200
		Energy - Alternate Sources: 0.0%
70	@, L	Headwaters, Inc.	1,156
			1,156
		Engineering & Construction: 0.1%
90	@	Dycom Industries, Inc.	2,658
110	@	EMCOR Group, Inc.	3,449
60	L	Granite Construction, Inc.	3,266
20	@, L	Insituform Technologies, Inc.	330
100	@, L	Jacobs Engineering Group, Inc.	6,609
181	@	KBR, Inc.	5,944
90	@, L	Shaw Group, Inc.	4,505
70	@, L	URS Corp.	3,741
			30,502
		Entertainment: 0.0%
80	@, L	Macrovision Corp.	1,898
70	@, L	Pinnacle Entertainment, Inc.	1,947
40	@, L	Scientific Games Corp.	1,396
60	@, L	Shuffle Master, Inc.	890
			6,131
		Environmental Control: 0.0%
10	L	Mine Safety Appliances Co.	479
40		Republic Services, Inc.	1,244

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control (continued)
60	@, L	Stericycle, Inc.	$2,994
60	@, L	Tetra Tech, Inc.	1,176
125	@	Waste Connections, Inc.	3,803
200		Waste Management, Inc.	7,534
			17,230
		Food: 0.7%
15,000	@@	China Yurun Food Group Ltd.	18,030
107		Corn Products International, Inc.	4,836
300	@	Dean Foods Co.	8,058
80		Flowers Foods, Inc.	1,651
1,554		General Mills, Inc.	86,838
20	@, L	Great Atlantic & Pac Tea Co.	627
70	@, L	Hain Celestial Group, Inc.	2,048
400		HJ Heinz Co.	18,036
103		Hormel Foods Corp.	3,670
10		J&J Snack Foods Corp.	376
400		Kraft Foods, Inc.	12,824
30		Lance, Inc.	747
30	L	Nash Finch Co.	1,125
122	@@	Nestle SA	53,173
30	@	Performance Food Group Co.	853
30	@, L	Ralcorp Holdings, Inc.	1,854
110		Ruddick Corp.	3,584
30	L	Sanderson Farms, Inc.	1,258
100	@, L	Smithfield Foods, Inc.	3,273
30		Spartan Stores, Inc.	763
1,846	@@	Tate & Lyle PLC	21,075
60	@, L	TreeHouse Foods, Inc.	1,615
50	@, L	United Natural Foods, Inc.	1,342
200	L	Whole Foods Market, Inc.	8,852
154	@@	Wimm-Bill-Dann Foods OJSC ADR	15,763
			272,271
		Forest Products & Paper: 0.1%
140		Bowater, Inc.	2,358
70	@, L	Buckeye Technologies, Inc.	1,090
10		Deltic Timber Corp.	572
30		Louisiana-Pacific Corp.	562
30	L	Neenah Paper, Inc.	1,041
70		Rock-Tenn Co.	2,029
20		Schweitzer-Mauduit International, Inc.	456
997	@, @@	Smurfit Kappa PLC	21,815
100		Temple-Inland, Inc.	5,508
70		Wausau Paper Corp.	786
			36,217
		Gas: 0.1%
40		Atmos Energy Corp.	1,124
128		Energen Corp.	6,874
90	L	Northwest Natural Gas Co.	4,181
50	L	Piedmont Natural Gas Co.	1,320
10		South Jersey Industries, Inc.	339
110		Southern Union Co.	3,284
140	L	Southwest Gas Corp.	4,061
226		UGI Corp.	5,774
190	L	WGL Holdings, Inc.	6,249
			33,206
		Hand/Machine Tools: 0.2%
40		Baldor Electric Co.	1,666
400		Black & Decker Corp.	34,700
10		Kennametal, Inc.	807
20		Lincoln Electric Holdings, Inc.	1,439
20	L	Regal-Beloit Corp.	1,010
400		Snap-On, Inc.	19,592
			59,214
		Healthcare - Products: 1.1%
100	@, L	Advanced Medical Optics, Inc.	2,874
70	@, L	American Medical Systems Holdings, Inc.	1,288
30	@, L	Arthrocare Corp.	1,681
400		Baxter International, Inc.	21,904
30	L	Beckman Coulter, Inc.	2,159
100		Becton Dickinson & Co.	7,694
60	@, L	Biolase Technology, Inc.	415
700	@	Boston Scientific Corp.	8,981
10	@, L	Conmed Corp.	291
50	L	Cooper Cos., Inc.	2,438
406	@, @@	Covidien Ltd.	16,171
100		CR Bard, Inc.	8,339
20	@	Cyberonics	302
110	@	Cytyc Corp.	4,701
10		Datascope Corp.	334
268		Densply International, Inc.	10,554
30	@	DJO, Inc.	1,460
130	@, L	Edwards Lifesciences Corp.	6,279
60	@	Gen-Probe, Inc.	3,841

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
50	@, L	Haemonetics Corp.	$2,482
80	@	Henry Schein, Inc.	4,655
30	L	Hillenbrand Industries	1,727
66	@, L	Hologic, Inc.	3,508
30	@, L	ICU Medical, Inc.	1,134
41	@, L	Idexx Laboratories, Inc.	4,582
80	@	Immucor, Inc.	2,668
30	@, L	Intuitive Surgical, Inc.	6,638
20	L	Invacare Corp.	463
3,700		Johnson & Johnson	228,623
10	@, L	Kensey Nash Corp.	238
40	@, L	Kyphon, Inc.	2,675
30	L	LCA-Vision, Inc.	1,031
600		Medtronic, Inc.	31,704
60	L	Mentor Corp.	2,675
30	L	Meridian Bioscience, Inc.	774
50	@, L	Osteotech, Inc.	364
30	@, L	Palomar Medical Technologies, Inc.	945
20	L	PolyMedica Corp.	1,035
40	@, L	Possis Medical, Inc.	432
100	@, L	PSS World Medical, Inc.	1,908
60	@, L	Resmed, Inc.	2,440
86	@	Respironics, Inc.	4,079
200	@	St. Jude Medical, Inc.	8,714
100		Stryker Corp.	6,680
30	@, L	SurModics, Inc.	1,448
30	@, L	Symmetry Medical, Inc.	481
80	@	Techne Corp.	5,041
100	@, L	Varian Medical Systems, Inc.	4,039
30	@, L	Ventana Medical Systems	2,454
100	@	Zimmer Holdings, Inc.	7,833
			445,176
		Healthcare - Services: 0.6%
260		Aetna, Inc.	13,237
30	@, L	Amedisys, Inc.	1,133
70	@, L	AMERIGROUP Corp.	2,217
60	@	Amsurg Corp.	1,415
70	@, L	Centene Corp.	1,415
20	@	Community Health Systems, Inc.	695
20	@, W, L	Covance, Inc.	1,466
330	@, L	Coventry Health Care, Inc.	18,932
500	@@	Fresenius Medical Care AG & Co. KGaA	24,596
50	@, L	Gentiva Health Services, Inc.	1,037
120	L	Health Management Associates, Inc.	817
140	@	Health Net, Inc.	7,671
50	@, L	Healthways, Inc.	2,490
240	@	Humana, Inc.	15,382
170	@, L	Lincare Holdings, Inc.	6,118
20	@, L	Matria Healthcare, Inc.	509
30	@, L	Odyssey HealthCare, Inc.	293
70	@, L	Pediatrix Medical Group, Inc.	4,176
30	@, L	Psychiatric Solutions, Inc.	1,106
20	@, L	Res-Care, Inc.	426
70	@, L	Sierra Health Services, Inc.	2,940
40	@, L	Sunrise Senior Living, Inc.	1,432
1,430		UnitedHealth Group, Inc.	71,514
10		Universal Health Services, Inc.	528
40	@, L	WellCare Health Plans, Inc.	3,948
390	@	WellPoint, Inc.	31,430
			216,923
		Holding Companies - Diversified: 0.1%
191	@@	LVMH Moet Hennessy Louis Vuitton SA	21,260
			21,260
		Home Builders: 0.1%
120	@, L	Champion Enterprises, Inc.	1,386
60	@, L	Fleetwood Enterprises	559
5,500	@, @@	Haseko Corp.	14,816
40	@, L	Hovnanian Enterprises, Inc.	475
600	L	KB Home	18,204
110	L	MDC Holdings, Inc.	4,894
50	@, L	Meritage Homes Corp.	906
10	@, L	NVR, Inc.	5,595
30	L	Ryland Group, Inc.	859
90	L	Standard-Pacific Corp.	903
66	L	Thor Industries, Inc.	2,903
110	@, L	Toll Brothers, Inc.	2,350
50		Winnebago Industries	1,334
			55,184
		Home Furnishings: 0.1%
30	@, L	Audiovox Corp.	314
60	L	Ethan Allen Interiors, Inc.	2,016
100		Harman International Industries, Inc.	11,339
40	L	La-Z-Boy, Inc.	386

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
1,000	@@	Matsushita Electric Industrial Co., Ltd.	$17,431
10	@, L	Universal Electronics, Inc.	290
			31,776
		Household Products/Wares: 0.1%
160	L	American Greetings Corp.	3,958
120	L	Blyth, Inc.	2,683
70	@, L	Central Garden and Pet Co.	882
40	@, L	Fossil, Inc.	1,340
400	@@	Henkel KGaA - Vorzug	20,702
300		Kimberly-Clark Corp.	20,607
70	@, L	Playtex Products, Inc.	1,274
20	L	Scotts Miracle-Gro Co.	905
98	@, L	Spectrum Brands, Inc.	553
100		Tupperware Corp.	3,079
20	L	WD-40 Co.	695
			56,678
		Housewares: 0.0%
20	L	Libbey, Inc.	362
10	L	National Presto Industries, Inc.	552
40		Toro Co.	2,366
			3,280
		Insurance: 1.9%
500	@@	ACE Ltd.	28,880
1,300		Allstate Corp.	71,175
237	L	American Financial Group, Inc.	6,683
1,800		American International Group, Inc.	118,800
170	L	Arthur J Gallagher & Co.	5,020
110		Brown & Brown, Inc.	2,961
1,140	L	Chubb Corp.	58,288
300		Cigna Corp.	15,504
90		Commerce Group, Inc.	2,869
90		Delphi Financial Group	3,627
100	@@	Everest Re Group Ltd.	10,188
100		Fidelity National Title Group, Inc.	1,819
40	L	First American Corp.	1,673
1,400		Genworth Financial, Inc.	40,572
80		Hanover Insurance Group, Inc.	3,422
591		Hartford Financial Services Group, Inc.	52,546
200		HCC Insurance Holdings, Inc.	5,522
30		Hilb Rogal & Hobbs Co.	1,401
50	L	Horace Mann Educators Corp.	967
20		Infinity Property & Casualty Corp.	829
34		Landamerica Financial Group, Inc.	1,883
11,055	@@	Legal & General Group PLC	32,428
60		Mercury General Corp.	3,161
1,350		Metlife, Inc.	86,468
210		Old Republic International Corp.	3,820
85	@	Philadelphia Consolidated Holding Co.	3,402
70	L	Presidential Life Corp.	1,211
70	@, L	ProAssurance Corp.	3,681
180		Protective Life Corp.	7,524
830		Prudential Financial, Inc.	74,517
80	L	Radian Group, Inc.	1,411
50	L	RLI Corp.	3,008
30		Safety Insurance Group, Inc.	1,024
136	L	Selective Insurance Group	2,870
70		Stancorp Financial Group, Inc.	3,297
10		Stewart Information Services Corp.	371
1,000		Travelers Cos., Inc.	50,540
30		United Fire & Casualty Co.	1,140
90		Unitrin, Inc.	4,091
252		WR Berkley Corp.	7,532
60		Zenith National Insurance Corp.	2,587
90	@@	Zurich Financial Services AG	25,848
			754,560
		Internet: 0.6%
200	@, L	Akamai Technologies, Inc.	6,444
400	@, L	Amazon.com, Inc.	31,964
30	@, L	Authorize.Net Holdings, Inc.	546
30	@, L	Avocent Corp.	886
20	@, L	Blue Coat Systems, Inc.	1,668
20	@, L	Blue Nile, Inc.	1,688
80	@, L	Checkfree Corp.	3,698
30	@, L	Cybersource Corp.	366
40	@, L	Digital River, Inc.	1,854
700	@	eBay, Inc.	23,870
60	@	F5 Networks, Inc.	2,098
200	@	Google, Inc. - Class A	103,050
500	@, L	IAC/InterActiveCorp.	13,895
60	@, L	Infospace, Inc.	841
50	@, L	j2 Global Communications, Inc.	1,700
30	@, L	Knot, Inc.	629
181	@	McAfee, Inc.	6,471

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
120	@	Napster, Inc.	$364
50	@, L	NetFlix, Inc.	876
50	@	PC-Tel, Inc.	388
30	@, L	Perficient, Inc.	700
90	@, L	Secure Computing Corp.	808
50	@, L	Stamps.com, Inc.	607
1,400	@	Symantec Corp.	26,334
90	L	United Online, Inc.	1,293
100	@	Valueclick, Inc.	2,004
60	@, L	Websense, Inc.	1,234
700	@	Yahoo!, Inc.	15,911
			252,187
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	9,939
20		Carpenter Technology Corp.	2,337
60		Chaparral Steel Co.	5,130
40	L	Cleveland-Cliffs, Inc.	3,051
30	@	Material Sciences Corp.	327
580		Nucor Corp.	30,682
60		Reliance Steel & Aluminum Co.	3,178
30	L	Ryerson, Inc.	1,000
60		Steel Dynamics, Inc.	2,603
4,000	@@	Sumitomo Metal Industries Ltd.	20,175
200		United States Steel Corp.	18,896
			97,318
		Leisure Time: 0.1%
100	L	Carnival Corp.	4,559
2,999	@@	First Choice Holidays PLC	17,970
500	L	Harley-Davidson, Inc.	26,895
40	@, L	Multimedia Games, Inc.	388
40	L	Nautilus, Inc.	381
53	L	Polaris Industries, Inc.	2,531
30	@, L	WMS Industries, Inc.	883
			53,607
		Lodging: 0.1%
20		Boyd Gaming Corp.	817
100		Harrah’s Entertainment, Inc.	8,577
300		Hilton Hotels Corp.	13,785
20		Marcus Corp.	422
10	@, L	Monarch Casino & Resort, Inc.	284
			23,885
		Machinery - Construction & Mining: 0.2%
30	@, L	Astec Industries, Inc.	1,517
1,154	@@	Atlas Copco AB - Class B	18,347
300		Caterpillar, Inc.	22,731
800	@@	Hitachi Construction Machinery Co., Ltd.	28,124
125		Joy Global, Inc.	5,424
100	@, L	Terex Corp.	7,988
			84,131
		Machinery - Diversified: 0.2%
140	@	AGCO Corp.	6,048
20		Albany International Corp.	779
60		Applied Industrial Technologies, Inc.	1,919
50	L	Briggs & Stratton Corp.	1,460
20	L	Cascade Corp.	1,472
40	L	Cognex Corp.	738
300		Cummins, Inc.	35,526
30	L	Flowserve Corp.	2,142
50	@	Gardner Denver, Inc.	1,996
20	L	Graco, Inc.	808
80		IDEX Corp.	3,078
30	@, L	Intevac, Inc.	490
10	L	Lindsay Manufacturing Co.	405
80		Manitowoc Co., Inc.	6,359
80		Nordson Corp.	4,017
20	L	Robbins & Myers, Inc.	1,084
100		Rockwell Automation, Inc.	7,046
30	@, L	Zebra Technologies Corp.	1,089
			76,456
		Media: 0.7%
110		Belo Corp.	1,896
400		Clear Channel Communications, Inc.	14,904
1,400	@, L	Comcast Corp. – Class A	36,526
20		John Wiley & Sons, Inc.	829
250		McGraw-Hill Cos., Inc.	12,615
900		News Corp. - Class A	18,207
50	@, W, L	Radio One, Inc.	196
1,700		Time Warner, Inc.	32,266
200	@	Viacom - Class B	7,892
698	@@	Vivendi	28,453
3,160		Walt Disney Co.	106,176
			259,960

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.0%
30	L	AM Castle & Co.	$874
190		Commercial Metals Co.	5,489
20		Kaydon Corp.	1,056
10	L	Lawson Products	365
50		Mueller Industries, Inc.	1,732
59	L	Quanex Corp.	2,555
50		Timken Co.	1,778
20	L	Valmont Industries, Inc.	1,784
20		Worthington Industries	423
			16,056
		Mining: 0.3%
700		Alcoa, Inc.	25,571
20		Amcol International Corp.	644
1,206	@@	BHP Billiton Ltd.	37,866
20	@	Brush Engineered Materials	966
30	@, L	Century Aluminum Co.	1,475
300		Freeport-McMoRan Copper & Gold, Inc.	26,226
400		Newmont Mining Corp.	16,904
30	@	RTI International Metals, Inc.	2,092
100	L	Vulcan Materials Co.	9,001
			120,745
		Miscellaneous Manufacturing: 1.6%
400		3M Co.	36,396
70		Acuity Brands, Inc.	3,678
30	L	AO Smith Corp.	1,446
56	L	Aptargroup, Inc.	2,034
40		Barnes Group, Inc.	1,258
20		Brink’s Co.	1,147
30	@, L	Ceradyne, Inc.	2,168
50	L	Clarcor, Inc.	1,936
150		Crane Co.	6,719
20		Donaldson Co., Inc.	764
400	L	Eastman Kodak Co.	10,668
600		Eaton Corp.	56,532
40	@	EnPro Industries, Inc.	1,672
7,210		General Electric Co.	280,222
40		Harsco Corp.	2,226
200		Honeywell International, Inc.	11,230
100		Illinois Tool Works, Inc.	5,817
300		ITT Corp.	20,397
1,500	@@	Konica Minolta Holdings, Inc.	23,461
40	@	Lydall, Inc.	418
30		Myers Industries, Inc.	639
600		Parker Hannifin Corp.	64,482
150	L	Pentair, Inc.	5,570
80	L	Roper Industries, Inc.	5,063
434	@@	Siemens AG	54,568
30		SPX Corp.	2,702
30		Standex International Corp.	751
60	@, L	Sturm Ruger & Co., Inc.	1,094
106		Teleflex, Inc.	8,244
80		Tredegar Corp.	1,398
30	L	Trinity Industries, Inc.	1,127
406	@@	Tyco International Ltd.	17,929
			633,756
		Office Furnishings: 0.0%
128		Herman Miller, Inc.	3,715
80	L	HNI, Corp.	3,267
60	L	Interface, Inc.	1,082
			8,064
		Oil & Gas: 3.0%
100		Anadarko Petroleum Corp.	4,898
40	@, L	Atwood Oceanics, Inc.	3,040
30	@, L	Bill Barrett Corp.	1,057
120		Cabot Oil & Gas Corp.	4,001
2,566		Chevron Corp.	225,192
190		Cimarex Energy Co.	6,804
1,700		ConocoPhillips	139,213
70	@, L	Denbury Resources, Inc.	2,785
100		Devon Energy Corp.	7,531
100		ENSCO International, Inc.	5,422
800	@@	ERG S.p.A.	17,846
5,190		ExxonMobil Corp.	444,939
50	@, L	Forest Oil Corp.	1,933
130		Frontier Oil Corp.	5,334
216		Helmerich & Payne, Inc.	6,802
100		Hess Corp.	6,137
1,300		Marathon Oil Corp.	70,057
80	@	Newfield Exploration Co.	3,479
200		Noble Corp.	9,812
220		Noble Energy, Inc.	13,215
700		Occidental Petroleum Corp.	39,683
70		Patterson-UTI Energy, Inc.	1,503

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
20	L	Penn Virginia Corp.	$798
242	@@	Petroleo Brasileiro SA ADR	14,965
10	@, L	Petroleum Development Corp.	400
60	@, L	Pioneer Drilling Co.	730
40	L	Pioneer Natural Resources Co.	1,642
80	@	Plains Exploration & Production Co.	3,002
50		Pogo Producing Co.	2,491
150	@, L	Pride International, Inc.	5,276
20	@, L	Quicksilver Resources, Inc.	799
920	@@	Royal Dutch Shell PLC - Class B	35,876
130	@	Southwestern Energy Co.	4,835
80	L	St. Mary Land & Exploration Co.	2,668
20	@, L	Stone Energy Corp.	659
40	@, L	Swift Energy Co.	1,489
500	@@	Total SA	37,497
100	@	Transocean, Inc.	10,509
60	@	Unit Corp.	2,944
720	L	Valero Energy Corp.	49,327
100		XTO Energy, Inc.	5,436
			1,202,026
		Oil & Gas Services: 0.6%
100		Baker Hughes, Inc.	8,386
60	@, L	Cameron International Corp.	4,906
10	L	Carbo Ceramics, Inc.	468
40	@, L	Dril-Quip, Inc.	1,882
50	@, L	Exterran Holdings, Inc.	3,875
40	@	FMC Technologies, Inc.	3,788
170	@	Grant Prideco, Inc.	9,401
10	L	Gulf Island Fabrication, Inc.	356
1,702		Halliburton Co.	58,872
120	@, L	Helix Energy Solutions Group, Inc.	4,612
30	@, L	Hornbeck Offshore Services, Inc.	1,145
60	@, L	Input/Output, Inc.	851
20		Lufkin Industries, Inc.	1,137
40	@, L	Matrix Service Co.	757
20	@, L	Natco Group, Inc. - Class A	999
100	@	National Oilwell Varco, Inc.	12,800
60	@	Oceaneering International, Inc.	4,030
950	@, @@	Petroleum Geo-Services ASA	22,318
800		Schlumberger Ltd.	77,200
40	@, L	SEACOR Holdings, Inc.	3,512
50	@	Superior Energy Services	1,941
70	@, L	Tetra Technologies, Inc.	1,399
200	@, L	Weatherford International Ltd.	11,676
40	@, L	W-H Energy Services, Inc.	2,542
			238,853
		Packaging & Containers: 0.1%
1,000	@	Pactiv Corp.	29,250
230		Sonoco Products Co.	8,285
			37,535
		Pharmaceuticals: 1.7%
700		Abbott Laboratories	36,337
100		Allergan, Inc.	6,001
30	L	Alpharma, Inc.	687
860		AmerisourceBergen Corp.	41,151
520	@@	AstraZeneca PLC	25,627
20	@, L	Bradley Pharmaceuticals, Inc.	391
1,900	L	Bristol-Myers Squibb Co.	55,385
100		Cardinal Health, Inc.	6,838
80	@, L	Cephalon, Inc.	6,004
500		Eli Lilly & Co.	28,675
160	@, L	Endo Pharmaceuticals Holdings, Inc.	5,101
600	@	Forest Laboratories, Inc.	22,578
600	@	Gilead Sciences, Inc.	21,822
1,500	@@	GlaxoSmithKline PLC	39,145
40	@, L	HealthExtras, Inc.	1,124
1,030	@	King Pharmaceuticals, Inc.	15,481
100	@, L	Medco Health Solutions, Inc.	8,545
100	L	Medicis Pharmaceutical Corp.	3,054
1,600		Merck & Co., Inc.	80,272
120	@, L	MGI Pharma, Inc.	2,828
800		Mylan Laboratories	12,080
80	@	NBTY, Inc.	2,936
60	@, L	Noven Pharmaceuticals, Inc.	916
200	@@	Omega Pharma SA	17,625
90		Omnicare, Inc.	2,937
20	@, L	PetMed Express, Inc.	300
4,610		Pfizer, Inc.	114,512
30	@, L	Pharmerica Corp.	532
200	@@	Roche Holding AG	34,839
1,700		Schering-Plough Corp.	51,034
50	@, L	Sciele Pharma, Inc.	1,154
120	@, L	Sepracor, Inc.	3,500

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
110	@	Theragenics Corp.	$457
20	@, L	USANA Health Sciences, Inc.	762
30	L	Valeant Pharmaceuticals International	473
90	@, L	VCA Antech, Inc.	3,680
100	@, L	Viropharma, Inc.	991
400		Wyeth	18,520
			674,294
		Pipelines: 0.1%
400		El Paso Corp.	6,348
70		Equitable Resources, Inc.	3,443
110	L	National Fuel Gas Co.	4,877
200	L	Oneok, Inc.	9,370
200		Williams Cos., Inc.	6,200
			30,238
		Real Estate: 0.1%
1,000	@@	Cheung Kong Holdings Ltd.	14,702
1,000	@@	Mitsui Fudosan Co., Ltd.	26,161
			40,863
		Retail: 1.9%
50	@, L	99 Cents Only Stores	618
40		Advance Auto Parts, Inc.	1,422
150	@, L	Aeropostale, Inc.	3,105
261		American Eagle Outfitters	6,742
40	@, L	AnnTaylor Stores Corp.	1,254
70	L	Applebees International, Inc.	1,737
200	@, L	Autozone, Inc.	24,258
20		Barnes & Noble, Inc.	721
300	L	Best Buy Co., Inc.	13,185
20		Big 5 Sporting Goods Corp.	416
500	@, L	Big Lots, Inc.	14,885
20	@, L	BJ’s Wholesale Club, Inc.	700
60		Brinker International, Inc.	1,730
62		Brown Shoe Co., Inc.	1,416
20	@	California Pizza Kitchen, Inc.	409
160	@	Carmax, Inc.	3,626
30	L	Casey’s General Stores, Inc.	851
50		Cash America International, Inc.	1,803
50	L	Cato Corp.	1,104
10	L	CBRL Group, Inc.	374
70	@, L	CEC Entertainment, Inc.	2,149
30	@, L	Charlotte Russe Holding, Inc.	524
70	@, L	Charming Shoppes, Inc.	633
20	@, L	Cheesecake Factory	499
140	@	Chico’s FAS, Inc.	2,237
30	@, L	Childrens Place Retail Stores, Inc.	863
60		Christopher & Banks Corp.	725
60	L	CKE Restaurants, Inc.	1,017
30	@	Coldwater Creek, Inc.	373
94	@, L	Collective Brands, Inc.	2,221
40	@	Copart, Inc.	1,174
1,200	L	Costco Wholesale Corp.	74,100
900		CVS Caremark Corp.	34,038
20	@, L	Dick’s Sporting Goods, Inc.	1,298
160	@	Dollar Tree Stores, Inc.	6,952
800	@@	Don Quijote Co., Ltd.	16,485
90	@, L	Dress Barn, Inc.	1,575
900		Family Dollar Stores, Inc.	26,352
20	@, L	First Cash Financial Services, Inc.	428
30		Foot Locker, Inc.	501
30		Fred’s, Inc.	312
160	@	GameStop Corp.	8,022
30	@, L	Genesco, Inc.	1,377
10		Group 1 Automotive, Inc.	351
40	@, L	Guitar Center, Inc.	2,264
40	@, L	Hibbett Sporting Goods, Inc.	998
1,200		Home Depot, Inc.	45,972
90	@, L	HOT Topic, Inc.	753
30	L	IHOP Corp.	1,886
60	@, L	Insight Enterprises, Inc.	1,423
50	@, L	Jack in the Box, Inc.	3,111
600		JC Penney Co., Inc.	41,256
40	@, L	Jo-Ann Stores, Inc.	900
30	@, L	JOS A Bank Clothiers, Inc.	905
20		Longs Drug Stores Corp.	1,055
800		Lowe’s Cos., Inc.	24,848
1,900		McDonald’s Corp.	93,575
73		Men’s Wearhouse, Inc.	3,700
10		Movado Group, Inc.	295
30	L	MSC Industrial Direct Co.	1,554
100		Nordstrom, Inc.	4,810
60	@, L	O’Reilly Automotive, Inc.	2,132
35	@, L	Panera Bread Co.	1,531
20	@, L	Papa John’s International, Inc.	507

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
90	L	Pep Boys-Manny Moe & Jack	$1,475
80	L	Petsmart, Inc.	2,776
50	@, L	PF Chang’s China Bistro, Inc.	1,687
797	@@	Punch Taverns PLC	17,724
700	L	RadioShack Corp.	16,639
40	@, L	Rare Hospitality International, Inc.	1,511
20	@, L	Red Robin Gourmet Burgers, Inc.	769
150		Regis Corp.	4,952
110		Ross Stores, Inc.	3,061
70	@, L	Saks, Inc.	1,132
30	@, L	School Specialty, Inc.	1,093
76	@, L	Select Comfort Corp.	1,303
800	@@	Seven & I Holdings Co., Ltd.	21,331
128	@, L	Sonic Corp.	2,793
30		Stage Stores, Inc.	520
300	@	Starbucks Corp.	8,265
40		Stein Mart, Inc.	351
500	L	Target Corp.	32,965
70	@, L	Texas Roadhouse, Inc.	897
50	L	The Finish Line - Class A	282
400	L	TJX Cos., Inc.	12,196
30	@, L	Tractor Supply Co.	1,445
160		Triarc Cos.	2,458
37	@, L	Tween Brands, Inc.	1,092
70	@, L	Urban Outfitters, Inc.	1,603
300		Walgreen Co.	13,521
1,500		Wal-Mart Stores, Inc.	65,445
600		Wendy’s International, Inc.	19,734
40	L	Williams-Sonoma, Inc.	1,333
30	L	World Fuel Services Corp.	1,157
40	@, L	Zale Corp.	899
			740,446
		Savings & Loans: 0.2%
30		Astoria Financial Corp.	782
110	L	Bankunited Financial Corp.	1,881
10	L	Downey Financial Corp.	566
140	L	First Niagara Financial Group, Inc.	1,978
60	@, L	FirstFed Financial Corp.	3,015
30	L	Flagstar Bancorp., Inc.	369
40		MAF Bancorp., Inc.	2,148
300		New York Community Bancorp., Inc.	5,307
60	L	Washington Federal, Inc.	1,592
1,800	L	Washington Mutual, Inc.	66,096
			83,734
		Semiconductors: 0.9%
110	@, L	Actel Corp.	1,238
400	@, L	Advanced Micro Devices, Inc.	5,200
80	@, L	AMIS Holdings, Inc.	830
600		Applied Materials, Inc.	12,816
490	@, L	Atmel Corp.	2,597
30	@, L	ATMI, Inc.	905
70	@	Axcelis Technologies, Inc.	330
200	@	Broadcom Corp.	6,900
130	@, L	Brooks Automation, Inc.	1,840
20	@, L	Cabot Microelectronics Corp.	834
30		Cohu, Inc.	594
50	@, L	Cree, Inc.	1,330
100	@	Cypress Semiconductor Corp.	2,504
30	@, L	Diodes, Inc.	909
60	@	DSP Group, Inc.	1,046
300	@, @@	Elpida Memory, Inc.	11,589
60	@	Exar Corp.	800
180	@, L	Fairchild Semiconductor International, Inc.	3,377
30	@	Integrated Device Technology, Inc.	469
4,200		Intel Corp.	108,150
70	@, L	International Rectifier Corp.	2,409
170		Intersil Corp.	5,664
700	L	KLA-Tencor Corp.	40,229
110	@, L	Kulicke & Soffa Industries, Inc.	939
141	@, L	Lam Research Corp.	7,562
200	@	MEMC Electronic Materials, Inc.	12,284
110		Micrel, Inc.	1,205
159	L	Microchip Technology, Inc.	6,125
70	@, L	Microsemi Corp.	1,775
30	@, L	MKS Instruments, Inc.	661
400	L	National Semiconductor Corp.	10,528
200	@	Nvidia Corp.	10,232
90	@, L	Pericom Semiconductor Corp.	1,037
80	@, L	Photronics, Inc.	926
170	@, L	Semtech Corp.	3,033
800	@@	Shinko Electric Industries	17,678
20	@	Silicon Laboratories, Inc.	738
230	@, L	Skyworks Solutions, Inc.	1,815

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
30	@	Standard Microsystems Corp.	$1,079
10	@, L	Supertex, Inc.	359
1,310	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,995
1,300	@, L	Teradyne, Inc.	19,357
700		Texas Instruments, Inc.	23,968
20	@	Ultratech, Inc.	287
102	@, L	Varian Semiconductor Equipment Associates, Inc.	5,674
20	@, L	Veeco Instruments, Inc.	352
			353,169
		Software: 1.1%
30	@	Aci Worldwide, Inc.	779
220	@	Activision, Inc.	4,288
60	L	Acxiom Corp.	1,470
300	@, L	Adobe Systems, Inc.	12,825
10	@, L	Advent Software, Inc.	401
50	@, L	Allscripts Healthcare Solutions, Inc.	1,131
84	@, L	Ansys, Inc.	2,783
500	@	Autodesk, Inc.	23,160
40	@, L	Avid Technology, Inc.	1,233
30		Blackbaud, Inc.	758
900	@	BMC Software, Inc.	27,558
210		BroADRidge Financial Solutions ADR	3,816
1,800		CA, Inc.	45,342
150	@	Captaris, Inc.	804
40	@, L	Cerner Corp.	2,282
20	@, L	Concur Technologies, Inc.	536
140	@, L	CSG Systems International	3,237
50	@	Digi International, Inc.	708
37		Dun & Bradstreet Corp.	3,609
60	@	eFunds Corp.	2,177
200	@	Electronic Arts, Inc.	10,588
30	@, L	Epicor Software Corp.	399
30	L	Fair Isaac Corp.	1,110
600		First Data Corp.	19,932
40		Global Payments, Inc.	1,579
120	@, L	Informatica Corp.	1,675
40	@, L	JDA Software Group, Inc.	830
30	@	Mantech International Corp.	1,073
5,890		Microsoft Corp.	169,220
60		MoneyGram International, Inc.	1,276
1,100	@, L	Novell, Inc.	8,184
2,600	@	Oracle Corp.	52,728
40	@	Parametric Technology Corp.	704
50	@, L	Phase Forward, Inc.	892
30	@	Phoenix Technologies Ltd.	328
70	@, L	Progress Software Corp.	2,136
20	L	Quality Systems, Inc.	737
30	@, L	SPSS, Inc.	1,223
195	@	Sybase, Inc.	4,495
70	@, L	Take-Two Interactive Software, Inc.	1,119
1,092	@, @@	Tele Atlas NV	30,328
60	@	THQ, Inc.	1,727
70	@, L	Wind River Systems, Inc.	739
			451,919
		Storage/Warehousing: 0.0%
20	@, L	Mobile Mini, Inc.	484
			484
		Telecommunications: 2.2%
340	@	3Com Corp.	1,275
240	@, L	Adaptec, Inc.	895
110	@	ADC Telecommunications, Inc.	2,013
30	L	Adtran, Inc.	802
1,762	@@	Alcatel SA	19,245
300		Alltel Corp.	20,478
150	@, L	Andrew Corp.	2,112
30	@, L	Anixter International, Inc.	2,303
150	@, L	Arris Group, Inc.	2,277
4,482		AT&T, Inc.	178,697
300	@	Avaya, Inc.	5,049
20	L	Black Box Corp.	819
80	@, L	C-COR, Inc.	921
700		CenturyTel, Inc.	33,586
590	@	Cincinnati Bell, Inc.	2,879
6,010	@	Cisco Systems, Inc.	191,839
40	@, L	CommScope, Inc.	2,264
30	@, L	Comtech Telecommunications	1,277
1,100		Corning, Inc.	25,707
20	L	CT Communications, Inc.	630
70	@, L	Ditech Networks, Inc.	359
200		Embarq Corp.	12,484
30	@, L	General Communication, Inc.	380
50	@, L	Harmonic, Inc.	499
158		Harris Corp.	9,611

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
400	@	Juniper Networks, Inc.	$13,168
1,400		Motorola, Inc.	23,730
40	@	Netgear, Inc.	1,122
60	@, L	Network Equipment Technologies, Inc.	640
50	@, L	NeuStar, Inc.	1,581
50	@, L	Novatel Wireless, Inc.	1,142
242	@@	Orascom Telecom GDR	13,961
20	L	Plantronics, Inc.	568
50	@	Polycom, Inc.	1,516
1,600		Qualcomm, Inc.	63,824
2,900	@, L	Qwest Communications International, Inc.	25,955
360	@, L	RF Micro Devices, Inc.	2,142
1,638	@@	Royal KPN NV	25,576
1,400		Sprint Nextel Corp.	26,488
110	@, L	Symmetricom, Inc.	549
13,252	@@	Telecom Italia S.p.A. RNC	29,756
180		Telephone & Data Systems, Inc.	11,655
500	@	Tellabs, Inc.	5,275
40	@	Tollgrade Communications, Inc.	407
320	@, L	Utstarcom, Inc.	973
1,900		Verizon Communications, Inc.	79,572
10	@, L	Viasat, Inc.	305
6,987	@@	Vodafone Group PLC	22,580
			870,886
		Textiles: 0.0%
20	L	Angelica Corp.	407
30		G&K Services, Inc.	1,250
90	@, L	Mohawk Industries, Inc.	7,858
20		Unifirst Corp.	828
			10,343
		Toys/Games/Hobbies: 0.1%
50	@, L	Jakks Pacific, Inc.	1,124
1,200		Mattel, Inc.	25,956
10	@, L	RC2 Corp.	305
			27,385
		Transportation: 0.4%
20	L	Alexander & Baldwin, Inc.	1,038
20	L	Arkansas Best Corp.	718
20	@, L	Bristow Group, Inc.	867
100		Burlington Northern Santa Fe Corp.	8,115
100		CH Robinson Worldwide, Inc.	4,904
110	L	Con-way, Inc.	5,333
100		CSX Corp.	4,100
3	@@	East Japan Railway Co.	23,909
170	L	Expeditors International Washington, Inc.	7,509
100		FedEx Corp.	10,968
30	L	Forward Air Corp.	1,051
130	L	Heartland Express, Inc.	2,024
60	@	HUB Group, Inc.	2,002
40	L	Hunt (JB) Transport Services, Inc.	1,151
80	@, L	Kansas City Southern	2,431
50	@, L	Kirby Corp.	1,914
60		Knight Transportation, Inc.	1,103
90		Landstar System, Inc.	3,871
100		Norfolk Southern Corp.	5,121
50	@, L	Old Dominion Freight Line	1,440
42		Overseas Shipholding Group	2,999
110		Tidewater, Inc.	7,200
100		Union Pacific Corp.	11,157
700		United Parcel Service, Inc. - Class B	53,102
70	@, L	YRC Worldwide, Inc.	2,157
			166,184
		Trucking & Leasing: 0.0%
20		GATX Corp.	872
			872
		Water: 0.1%
10	L	American States Water Co.	391
70	L	Aqua America, Inc.	1,677
289	@@	Veolia Environnement	22,225
			24,293
		Total Common Stock
		(Cost $11,946,927)	13,801,951
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Apartments: 0.0%
220	L	Archstone-Smith Trust	12,936
25	L	Essex Property Trust, Inc.	2,945
10	L	Mid-America Apartment Communities, Inc.	496
			16,377
		Diversified: 0.2%
70	L	Colonial Properties Trust	2,514
20	L	Cousins Properties, Inc.	549

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified (continued)
20	L	Entertainment Properties Trust	$957
40	L	Lexington Corporate Properties Trust	827
62,000	C	Liberty Property LP	63,830
60	L	Liberty Property Trust	2,344
20		PS Business Parks, Inc.	1,130
			72,151
		Health Care: 0.0%
80		LTC Properties, Inc.	1,806
30	L	Medical Properties Trust, Inc.	404
70	L	Senior Housing Properties Trust	1,424
			3,634
		Hotels: 0.0%
200	L	Hospitality Properties Trust	7,892
			7,892
		Office Property: 0.0%
100	L	Boston Properties, Inc.	10,007
20	L	Kilroy Realty Corp.	1,223
20		Mack-Cali Realty Corp.	835
			12,065
		Regional Malls: 0.1%
200		General Growth Properties, Inc.	9,942
60	L	Macerich Co.	4,873
200	L	Simon Property Group, Inc.	18,984
			33,799
		Shopping Centers: 0.0%
20	L	Acadia Realty Trust	499
70		Inland Real Estate Corp.	1,084
40	L	Regency Centers Corp.	2,779
20	L	Tanger Factory Outlet Centers, Inc.	761
			5,123
		Single Tenant: 0.0%
30	L	National Retail Properties, Inc.	705
			705
		Storage: 0.0%
100		Public Storage, Inc.	7,578
10	L	Sovran Self Storage, Inc.	451
			8,029
		Warehouse/Industrial: 0.1%
30		AMB Property Corp.	1,649
10	L	EastGroup Properties, Inc.	424
300	L	Prologis	18,048
			20,121
		Total Real Estate Investment Trusts
		(Cost $183,224)	179,896
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
430	L	iShares S&P SmallCap 600 Index Fund	29,567
260	L	Midcap SPDR Trust Series 1	40,755
		Total Exchange-Traded Funds
		(Cost $69,423)	70,322
PREFERRED STOCK: 0.7%
		Diversified Financial Services: 0.2%
2,775	P	Merrill Lynch & Co., Inc.	62,465
			62,465
		Insurance: 0.5%
3,025	@@, P	Aegon NV	72,933
1,000	@@, P	Aegon NV - Series 1	23,570
3,525	P	Metlife, Inc.	88,865
			185,368
		Media: 0.0%
586	@@	ProSieben SAT.1 Media AG	20,288
			20,288
		Total Preferred Stock
		(Cost $274,753)	268,121

# of Contracts			Value
PURCHASED OPTIONS: 0.0%
		Purchased Options: 0.0%
2		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	$2,988
6		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	7,388
15		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	9,562
15		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	3,375
		Total Purchased Options
		(Cost $13,250)	23,313

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 8.3%
		Banks: 3.5%
$70,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$61,134
79,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	79,463
30,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	26,260
30,000	@@, C	Bank of Nova Scotia, 5.563%, due 08/21/85	25,019
10,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	8,686
19,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	19,784
20,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	17,541
50,000	@@, C	BNP Paribas, 5.402%, due 12/31/49	43,041
36,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	34,254
30,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	24,750
10,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	8,653
44,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	49,193
36,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	34,555
110,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	89,650
60,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	46,650
70,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	57,050
10,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	8,746
45,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	46,777
40,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	34,734
10,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	8,325
44,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	41,936
19,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	17,676
13,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	12,303
50,000	@@, #, C	Resona Bank Ltd., 5.850%, due 12/31/49	47,508
110,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	94,695
40,000	@@, C	Societe Generale, 5.469%, due 11/29/49	34,166
10,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	7,525
130,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	98,150
90,000	@@, C	Standard Chartered PLC, 5.688%, due 07/29/49	67,800
49,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	50,084
44,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	43,924
30,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	25,771
57,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	52,871
66,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	66,102
			1,384,776
		Beverages: 0.2%
38,000	C	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	35,843
40,000	C	Anheuser-Busch Cos., Inc., 6.450%, due 09/01/37	41,380
			77,223
		Chemicals: 0.1%
10,000	Z	Stauffer Chemical, 4.930%, due 04/15/10	8,814
10,000	Z	Stauffer Chemical, 5.620%, due 04/15/18	5,593
30,000	Z	Stauffer Chemical, 7.080%, due 04/15/17	17,740
			32,147
		Diversified Financial Services: 1.7%
123,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	119,716
72,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	74,592
25,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	21,375
51,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	50,857
51,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	57,606
86,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	86,027
30,000	@@, C	Paribas, 5.500%, due 12/31/49	25,652
18,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	17,888
28,198	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	27,930
72,947	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	73,561
44,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	33,145
260,403	#, Z	Toll Road Investors Partnership II LP, 16.730%, due 02/15/45	35,387
55,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	56,735
			680,471
		Electric: 0.8%
44,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	40,880
56,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	56,121
105,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	107,556
12,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	13,960
19,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	18,380
43,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	43,658
53,000	C	NorthWestern Corp., 5.875%, due 11/01/14	51,512
			332,067
		Food: 0.2%
58,000		Kraft Foods, Inc., 7.000%, due 08/11/37	59,888
			59,888

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Insurance: 0.1%
$72,000	@@, C	Aegon NV, 5.862%, due 12/31/49	$58,680
			58,680
		Media: 0.2%
76,000	C	Comcast Corp., 6.950%, due 08/15/37	78,098
			78,098
		Multi-National: 0.1%
28,000		Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	27,029
			27,029
		Oil & Gas: 0.4%
40,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	38,734
8,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	8,407
18,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	18,427
68,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	69,258
41,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	39,355
			174,181
		Pharmaceuticals: 0.1%
56,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	53,482
			53,482
		Retail: 0.2%
15,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	13,145
48,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	49,384
			62,529
		Telecommunications: 0.7%
77,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	77,386
38,000	C	Embarq Corp., 7.995%, due 06/01/36	39,490
45,000	C	Qwest Corp., 7.875%, due 09/01/11	47,306
35,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	34,161
32,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	31,162
33,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	35,824
			265,329
		Total Corporate Bonds/Notes
		(Cost $3,352,339)	3,285,900
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.5%
		Federal Home Loan Mortgage Corporation: 8.3%
143,802	C, S	4.500%, due 12/15/16	141,760
115,585	C, S	5.000%, due 08/15/16	114,249
150,000	C, S	5.000%, due 05/15/20	144,582
46,000	C, S	5.000%, due 09/15/31	42,817
18,000	C, S	5.000%, due 02/15/32	17,112
42,000	C, S	5.000%, due 04/15/32	40,663
117,000	C	5.250%, due 03/15/12	117,410
153,000	Z	5.280%, due 03/15/31	44,870
27,000	C, S	5.500%, due 12/15/20	26,675
16,000	C, S	5.500%, due 10/15/32	15,626
14,000	C, S	5.500%, due 11/15/32	13,456
46,000	C, S	5.500%, due 07/15/33	44,455
447,000	W	5.500%, due 10/15/35	436,593
188,882	C, S	5.961%, due 05/15/33	188,048
33,935	S	6.000%, due 12/01/28	34,179
142,763	C, S	6.000%, due 01/15/29	145,118
1,288,000	W	6.000%, due 10/15/33	1,286,591
366,000	W	6.500%, due 10/01/37	371,433
49,483	S	7.000%, due 11/01/31	51,114
			3,276,751
		Federal National Mortgage Corporation: 10.9%
63,000	W	4.500%, due 10/15/18	60,460
74,374	S	4.810%, due 08/01/35	72,542
862,000	W	5.000%, due 10/15/33	819,304
—	W	5.000%, due 09/13/36	—
254,322	S	5.000%, due 08/01/37	239,731
60,000	C	5.400%, due 03/26/12	60,188
94,952	S	5.500%, due 02/01/18	94,418
1,370,000	W	5.500%, due 10/15/18	1,362,080
—	W	5.500%, due 09/15/20	—
293,000	S	5.500%, due 05/25/30	283,837
48,000	W	5.500%, due 10/15/35	46,883
75,539	S	5.500%, due 01/25/36	72,879
106,852	S	5.500%, due 12/25/36	103,035
96,000	C	5.550%, due 03/29/10	96,050
95,119	S	6.000%, due 08/01/16	96,365
28,445	S	6.000%, due 10/01/18	28,792
14,000	W	6.000%, due 10/15/20	14,151
100,022	S	6.000%, due 04/25/31	102,101
443,000	W	6.000%, due 10/15/34	442,377
160,220	S	6.500%, due 04/01/37	162,665
120,455	S	6.500%, due 05/01/37	122,294
15,825	S	7.000%, due 03/01/32	16,420
4,714	S	7.500%, due 09/01/31	4,927
			4,301,499
		Government National Mortgage Association: 0.3%
9,643	S	6.500%, due 02/15/26	9,865

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association (continued)
$16,478	S	6.500%, due 02/15/29	$16,859
20,934	S	6.500%, due 01/15/32	21,395
32,384	S	7.000%, due 02/15/28	33,799
24,939	S	7.500%, due 12/15/23	26,123
			108,041
		Total U.S. Government Agency Obligations
		(Cost $7,682,580)	7,686,291
U.S. TREASURY OBLIGATIONS: 15.5%
		U.S. Treasury Bonds: 7.0%
54,000	L	4.750%, due 05/15/14	55,240
2,160,000	L	4.750%, due 08/15/17	2,196,113
504,000	L	4.750%, due 02/15/37	497,306
			2,748,659
		U.S. Treasury Notes: 6.9%
646,000	L	4.500%, due 05/15/10	651,754
226,000	L	4.625%, due 07/31/09	227,925
1,801,000	L	4.625%, due 07/31/12	1,830,409
			2,710,088
		Treasury Inflation Indexed Protected Securities: 1.6%
104,000	L	2.375%, due 04/15/11	108,947
106,000	L	2.375%, due 01/15/17	109,412
206,000	L	2.375%, due 01/15/25	226,364
154,000	L	3.875%, due 01/15/09	198,414
			643,137
		Total U.S. Treasury Obligations
		(Cost $6,049,368)	6,101,884
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.0%
8,143	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	8,107
			8,107
		Credit Card Asset-Backed Securities: 0.1%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,792
			44,792
		Home Equity Asset-Backed Securities: 0.3%
89,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	88,708
			88,708
		Other Asset-Backed Securities: 0.6%
3,036	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	3,036
40,420	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	39,397
1,459	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	1,451
79,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	77,789
25,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	24,696
36,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	34,073
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	24,684
2,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,984
32,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	31,616
			238,726
		Total Asset-Backed Securities
		(Cost $385,973)	380,333
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
251,559	C, S	American Home Mortgage Assets, 5.795%, due 02/25/47	249,672
91,016	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	92,281
21,698	C, S	Banc of America Alternative Loan Trust, 6.499%, due 04/25/37	21,874
12,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	11,637
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,837
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	9,844
44,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	43,536
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,247
98,575	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	96,919
86,046	C, S	Banc of America Funding Corp., 5.845%, due 05/20/36	85,375
31,975	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	31,527
37,114	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	34,885
55,160	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	55,140
40,982	C, S	Chaseflex Trust, 6.500%, due 02/25/37	41,349
40,360	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	40,189
190,961	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	187,108
140,367	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	138,708
814	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	820
31,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	32,800
163,388	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	163,969
389,903	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	399,652
59,025	C, S	GMAC Mortgage Corp. Loan Trust, 4.593%, due 10/19/33	57,430
36,599	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	36,316
37,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	36,777
19,159	#, C, S	GSMPS 2005-RP1 1AF, 5.855%, due 01/25/35	18,960
4,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,900
8,422	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	8,490
54,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	54,885

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29		$9,734
104,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29		101,587
54,608	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30		53,976
20,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30		19,874
67,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28		69,072
315,888	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33		306,263
728,898	C, S	MASTR Reperforming Loan Trust, 5.865%, due 07/25/35		719,074
52,334	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35		50,281
58,972	C, S	RAAC Series, 5.250%, due 09/25/34		57,620
31,809	C, S	Thornburg Mortgage Securities Trust, 5.875%, due 09/25/34		31,744
54,577	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18		53,276
23,535	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.699%, due 06/25/37		23,284
31,999	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 02/25/47		31,682
135,001	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 06/25/37		132,815
112,159	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36		112,102
116,190	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.315%, due 07/25/47		115,410
834,612	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.345%, due 11/25/46		829,005
212,390	C, S	Washington Mutual Mortgage Pass-Through Certificates, 7.005%, due 11/25/46		209,943
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.501%, due 06/25/35		24,564
29,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34		28,331
151,283	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35		148,045
134,867	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.655%, due 12/25/36		133,587

		Total Collateralized Mortgage Obligations
		(Cost $5,314,750)		5,235,396
MUNICIPAL BONDS: 0.3%
		California: 0.1%
52,000	C	City of San Diego, 7.125%, due 06/01/32		48,747
				48,747
		Michigan: 0.2%
85,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		80,920
				80,920
		Total Municipal Bonds
		(Cost $137,500)		129,667

		Total Long-Term Investments
		(Cost $35,410,087)		37,163,074

Shares				Value
SHORT-TERM INVESTMENTS: 37.1%
		Money Market: 17.1%
6,750,000	**, S	ING Institutional Prime Money Market Fund		6,750,000

		Total Money Market
		(Cost $6,750,000)		6,750,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$121,000		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $121,071 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, Discount Note, Market Value $123,963, due 10/31/07)		$121,000
		Total Repurchase Agreement
		(Cost $121,000)		121,000

		Securities Lending Collateralcc: 19.7%
7,754,163		Bank of New York Mellon Corp. Institutional Cash Reserves		7,754,163
		Total Securities Lending Collateral
		(Cost $7,754,163)		7,754,163
		Total Short-Term Investments
		(Cost $14,625,163)		14,625,163

		Total Investments in Securities
		(Cost $50,035,250)*	131.3%	$51,788,237
		Other Assets and Liabilities - Net	(31.3)	(12,333,753)
		Net Assets	100.0%	$39,454,484

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $50,229,329.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,188,238
	Gross Unrealized Depreciation	(629,330)
	Net Unrealized Appreciation	$1,558,908

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Conservative Fund Written Options Outstanding on August 31, 2007:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium Received	Value

Call Option CME
90-Day Eurodollar Future 12/07	USD	$95.25	12/17/07	30	$5,925	$(11,625)

					$5,925	$(11,625)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Conservative Fund Open Futures Contracts on August 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

90-Day Eurodollar	12	2,863,200	09/15/08	$(2,370)
90-Day Eurodollar	4	954,000	12/15/08	870
S&P 500 E-Mini	9	664,515	09/21/07	(2,235)
U.S. Treasury 2-Year Note	24	4,947,750	12/31/07	(5,545)
U.S. Treasury 5-Year Note	6	640,219	12/31/07	(577)
U.S. Treasury 10-Year Note	6	654,281	12/19/07	(859)

				$(10,716)

Short Contracts

90-Day Eurodollar	12	-2,834,775	09/17/07	$13,615
90-Day Eurodollar	4	-950,650	12/17/07	1,562

				$15,177

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 81.6%
		Advertising: 0.3%
200	L	Catalina Marketing Corp.	$6,244
260	@	inVentiv Health, Inc.	10,312
4,300		Omnicom Group	218,999
			235,555
		Aerospace/Defense: 2.1%
210	@, L	AAR Corp.	6,594
2,000		Boeing Co.	193,400
330		Curtiss-Wright Corp.	15,048
400		DRS Technologies, Inc.	20,992
150	@	Esterline Technologies Corp.	7,574
280	@, L	Gencorp, Inc.	3,203
3,900		General Dynamics Corp.	306,384
110	L	Kaman Corp.	3,620
3,700		Lockheed Martin Corp.	366,818
220	@, L	Moog, Inc.	9,365
6,294		Raytheon Co.	386,074
210	@, L	Teledyne Technologies, Inc.	10,481
100		Triumph Group, Inc.	7,321
7,250		United Technologies Corp.	541,068
			1,877,942
		Agriculture: 1.1%
970	@, L	Alliance One International, Inc.	7,469
7,500		Altria Group, Inc.	520,575
1,100		Archer-Daniels-Midland Co.	37,070
8,515	@@	British American Tobacco PLC	282,505
400	L	Universal Corp.	19,652
3,500	L	UST, Inc.	172,480
			1,039,751
		Airlines: 0.3%
500	@, L	Airtran Holdings, Inc.	5,255
700	@, L	Alaska Air Group, Inc.	17,374
24,168	@, @@	British Airways PLC	207,537
500	@, L	JetBlue Airways Corp.	4,760
370	@, L	Mesa Air Group, Inc.	2,087
515		Skywest, Inc.	12,942
			249,955
		Apparel: 0.5%
4,250	@	Coach, Inc.	189,253
430	@, L	CROCS, Inc.	25,387
100	@, L	Deckers Outdoor Corp.	9,419
290	@	Gymboree Corp.	11,626
1,000	@, L	Hanesbrands, Inc.	29,960
390	@, L	Iconix Brand Group, Inc.	8,085
340	L	Kellwood Co.	6,698
300	L	K-Swiss, Inc.	7,236
140	@, L	Maidenform Brands, Inc.	2,386
80	L	Oxford Industries, Inc.	2,898
500		Phillips-Van Heusen	29,115
1,500		Polo Ralph Lauren Corp.	113,310
710	@, L	Quiksilver, Inc.	9,507
190	@	Skechers USA, Inc.	3,768
200	@	Timberland Co.	4,018
70	@, L	Volcom, Inc.	2,732
300	@	Warnaco Group, Inc.	10,470
510	L	Wolverine World Wide, Inc.	13,408
			479,276
		Auto Manufacturers: 0.8%
16,900	L	Ford Motor Co.	131,989
34,000	@@	Fuji Heavy Industries Ltd.	142,515
1,500	L	General Motors Corp.	46,110
17,200	@@	Nissan Motor Co., Ltd.	164,309
600	L	Oshkosh Truck Corp.	34,734
2,400		Paccar, Inc.	205,320
			724,977
		Auto Parts & Equipment: 0.1%
900	L	ArvinMeritor, Inc.	15,705
200		BorgWarner, Inc.	16,900
200		Johnson Controls, Inc.	22,620
130	@, L	Keystone Automotive Industries, Inc.	6,104
500	@, L	Lear Corp.	14,615
480	L	Standard Motor Products, Inc.	4,699
100	L	Superior Industries International	1,988
			82,631
		Banks: 7.3%
1,300		Associated Banc-Corp.	36,673
12,802	@@	Banco Bilbao Vizcaya Argentaria SA	295,845

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
24,900		Bank of America Corp.	$1,261,932
300		Bank of Hawaii Corp.	15,423
4,800	@@	Bank of Ireland - Dublin Exchange	88,185
6,100	@@	Bank of Ireland - London Exchange	112,500
3,224		Bank of New York Mellon Corp.	130,346
18,000	@@	Bank of Yokohama Ltd.	128,040
21,024	@@	Barclays PLC	260,605
130	L	Boston Private Financial Holdings, Inc.	3,530
100	L	Cascade Bancorp.	2,345
400	L	Cathay General Bancorp.	13,004
140	L	Central Pacific Financial Corp.	4,455
240	L	Chittenden Corp.	8,347
200		City National Corp.	14,278
2,200	L	Colonial BancGroup, Inc.	46,684
3,000		Comerica, Inc.	167,340
450	L	Corus Bankshares, Inc.	6,012
100		Cullen/Frost Bankers, Inc.	5,158
1,851	@@	Deutsche Bank AG	229,963
558		East-West Bancorp., Inc.	19,976
970	@@, L	First Bancorp.	9,749
430	L	First Financial Bancorp.	5,801
110		First Indiana Corp.	3,401
460	L	First Midwest Bancorp., Inc.	15,773
240	L	First Republic Bank	13,092
1,700	L	FirstMerit Corp.	32,844
7,757	@@	Fortis	284,501
590	L	Fremont General Corp.	2,655
550	L	Frontier Financial Corp.	13,519
100	L	Glacier Bancorp., Inc.	2,196
300		Greater Bay Bancorp.	8,445
680	L	Hanmi Financial Corp.	10,526
23,213	@@	HSBC Holdings PLC	419,733
720		Independent Bank Corp.	8,431
320	L	Irwin Financial Corp.	3,408
1,258	@@, L	Kookmin Bank ADR	102,464
20	@@	Mitsubishi UFJ Financial Group, Inc.	191,726
170	L	Nara Bancorp., Inc.	2,693
7,300	@@	National Australia Bank Ltd.	239,148
80	L	PrivateBancorp, Inc.	2,678
70		Prosperity Bancshares, Inc.	2,364
430	L	Provident Bankshares Corp.	13,287
8,800		Regions Financial Corp.	275,440
150	@, L	Signature Bank	5,184
1,397	@@	Societe Generale	224,325
290		South Financial Group, Inc.	6,656
400		State Street Corp.	24,544
210	L	Sterling Bancshares, Inc.	2,400
180		Sterling Financial Corp.	4,585
19,000	@@	Sumitomo Trust & Banking Co., Ltd.	156,845
420	L	Susquehanna Bancshares, Inc.	8,257
100	@, L	SVB Financial Group	4,976
200	L	TCF Financial Corp.	5,054
980	L	UCBH Holdings, Inc.	16,288
240	L	Umpqua Holdings Corp.	5,208
1,400	@, @@	Uniao de Bancos Brasileiros SA GDR	156,212
48,200	@@	UniCredito Italiano S.p.A.	414,059
940		United Bankshares, Inc.	29,422
130		United Community Banks, Inc.	3,158
8,050		Wachovia Corp.	394,289
700		Webster Financial Corp.	29,722
18,400		Wells Fargo & Co.	672,336
970		Whitney Holding Corp.	26,869
100		Wilmington Trust Corp.	4,010
350	L	Wilshire Bancorp., Inc.	3,945
110	L	Wintrust Financial Corp.	4,745
			6,717,604
		Beverages: 1.0%
1,300		Anheuser-Busch Cos., Inc.	64,220
15,966	@@	C&C Group PLC	116,874
4,400		Coca-Cola Co.	236,632
3,343	@@	Fomento Economico Mexicano SA de CV ADR	116,470
300	@	Hansen Natural Corp.	13,473
80	@, L	Peet’s Coffee & Tea, Inc.	2,021
4,550		Pepsi Bottling Group, Inc.	157,385
1,400		PepsiAmericas, Inc.	41,440
3,000		PepsiCo, Inc.	204,090
			952,605
		Biotechnology: 0.6%
200	@, L	Affymetrix, Inc.	4,532
3,500	@	Amgen, Inc.	175,385
350	@, L	Arqule, Inc.	2,870
1,200	@	Biogen Idec, Inc.	76,584
1,300	@	Celgene Corp.	83,473

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
100	@	Charles River Laboratories International, Inc.	$5,248
330	@, L	CryoLife, Inc.	3,046
150	@, L	Enzo Biochem, Inc.	2,702
600	@	Genzyme Corp.	37,446
150	@, L	Integra LifeSciences Holdings Corp.	7,286
400	@	Invitrogen Corp.	31,160
180	@, L	Martek Biosciences Corp.	4,864
2,700	@, L	Millennium Pharmaceuticals, Inc.	27,405
400	@, L	PDL BioPharma, Inc.	7,804
510	@, L	Regeneron Pharmaceuticals, Inc.	9,925
420	@, L	Savient Pharmaceuticals, Inc.	5,536
600	@	Vertex Pharmaceuticals, Inc.	23,376
			508,642
		Building Materials: 0.6%
130		Apogee Enterprises, Inc.	3,272
80	@, L	Drew Industries, Inc.	3,142
300		Florida Rock Industries, Inc.	18,753
150	L	Gibraltar Industries, Inc.	2,997
5,794	@@	Italcementi S.p.A.	143,673
510		Lennox International, Inc.	18,345
200		Martin Marietta Materials, Inc.	27,000
10,400		Masco Corp.	270,608
120	@, L	NCI Building Systems, Inc.	5,567
220	L	Simpson Manufacturing Co., Inc.	7,260
190	L	Texas Industries, Inc.	14,007
270	L	Universal Forest Products, Inc.	10,068
			524,692
		Chemicals: 1.5%
300		Air Products & Chemicals, Inc.	27,003
300		Airgas, Inc.	13,866
500		Albemarle Corp.	20,235
60	L	Arch Chemicals, Inc.	2,599
1,900		Ashland, Inc.	113,601
900		Cabot Corp.	36,306
1,200		Chemtura Corp.	11,052
17,677	@@	Croda International	236,002
100	L	Cytec Industries, Inc.	6,640
1,700		Dow Chemical Co.	72,471
600		Ecolab, Inc.	24,996
500		EI DuPont de Nemours & Co.	24,375
500		Ferro Corp.	9,785
100		FMC Corp.	9,000
130	L	Georgia Gulf Corp.	1,946
550		HB Fuller Co.	14,801
800		Lubrizol Corp.	50,864
1,200		Lyondell Chemical Co.	55,632
1,600		Monsanto Co.	111,584
1,700	L	Olin Corp.	36,448
200	@	OM Group, Inc.	9,880
130		Penford Corp.	4,589
1,090	@, L	PolyOne Corp.	8,753
500		PPG Industries, Inc.	36,675
300		Praxair, Inc.	22,698
110		Quaker Chemical Corp.	2,420
110	L	Schulman A, Inc.	2,369
300	L	Sensient Technologies Corp.	8,127
3,200		Sigma-Aldrich Corp.	143,360
37,000	@@	Sumitomo Chemical Co., Ltd.	276,211
460		Tronox, Inc.	4,637
			1,398,925
		Coal: 0.1%
500		Arch Coal, Inc.	14,745
680		Massey Energy Co.	14,110
1,000	L	Peabody Energy Corp.	42,510
			71,365
		Commercial Services: 1.3%
250		Aaron Rents, Inc.	6,398
720	L	ABM Industries, Inc.	16,834
250		Administaff, Inc.	8,625
400	@	Alliance Data Systems Corp.	31,380
210	@	AMN Healthcare Services, Inc.	3,744
400	@, L	Apollo Group, Inc. - Class A	23,468
330		Arbitron, Inc.	16,444
200	@	Avis Budget Group, Inc.	4,642
70	@, L	Bankrate, Inc.	2,739
340	L	Bowne & Co., Inc.	5,763
15,250	@, @@	Brambles Ltd.	172,183
210	@, L	Bright Horizons Family Solutions, Inc.	8,331
600	@	Career Education Corp.	17,820
220		Chemed Corp.	13,649
500	@, W, L	ChoicePoint, Inc.	19,670
170	@, L	Coinstar, Inc.	5,556
50	@, L	Consolidated Graphics, Inc.	3,314

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
4,800	@	Convergys Corp.	$80,400
200	@, L	Corinthian Colleges, Inc.	2,812
400	L	Corporate Executive Board Co.	27,212
140	L	CPI Corp.	6,266
200	L	Deluxe Corp.	7,604
500		DeVry, Inc.	17,265
330	L	Healthcare Services Group	7,069
230	@	Heidrick & Struggles International, Inc.	10,776
300	@	ITT Educational Services, Inc.	32,940
500		Kelly Services, Inc.	11,360
70	@, L	Kendle International, Inc.	2,741
1,000	@	Korn/Ferry International	22,210
390	@	Labor Ready, Inc.	8,143
340	@, L	Live Nation, Inc.	7,038
700		Manpower, Inc.	49,182
200	L	MAXIMUS, Inc.	8,556
2,350		McKesson Corp.	134,444
210	@, L	Midas, Inc.	4,259
1,800	@	MPS Group, Inc.	24,768
200	@, L	On Assignment, Inc.	2,116
170	@, L	Parexel International Corp.	7,312
400	L	Pharmaceutical Product Development, Inc.	14,012
90		Pharmanet Development Group	2,592
160	@, L	Pre-Paid Legal Services, Inc.	8,830
600	@, L	Quanta Services, Inc.	16,962
700		Robert Half International, Inc.	22,358
300	L	Rollins, Inc.	7,968
500		Sotheby’s	21,640
1,130	@, L	Spherion Corp.	9,989
100	L	Strayer Education, Inc.	15,958
400	@	United Rentals, Inc.	13,040
100	@, L	Universal Technical Institute, Inc.	1,802
4,160	@@	USG People NV	132,145
900	@, L	Valassis Communications, Inc.	8,208
390	W	Viad Corp.	13,943
215	@	Volt Information Sciences, Inc.	3,236
400	L	Watson Wyatt Worldwide, Inc.	18,924
1,900		Western Union Co.	35,777
			1,182,417
		Computers: 3.5%
400	@	Affiliated Computer Services, Inc.	20,012
340		Agilysys, Inc.	5,800
90	@	Ansoft Corp.	2,690
2,900	@	Apple, Inc.	401,592
310	@, L	CACI International, Inc.	15,816
1,100	@, L	Cadence Design Systems, Inc.	23,892
800	@	Ceridian Corp.	27,400
1,080	@, L	Ciber, Inc.	8,564
400	@	Cognizant Technology Solutions Corp.	29,404
2,600	@	Computer Sciences Corp.	145,470
13,200	@	Dell, Inc.	372,900
100		Diebold, Inc.	4,387
200	@, L	DST Systems, Inc.	15,292
6,500		Electronic Data Systems Corp.	148,785
6,900	@	EMC Corp.	135,654
270		Factset Research Systems, Inc.	16,181
11,350		Hewlett-Packard Co.	560,123
150	@, L	Hutchinson Technology Incorp.	3,452
700		Imation Corp.	20,363
6,500	L	International Business Machines Corp.	758,485
300		Jack Henry & Associates, Inc.	7,872
240	@, L	Komag, Inc.	7,714
2,600	@	Lexmark International, Inc.	96,876
300	@, L	Manhattan Associates, Inc.	8,664
230	@	Mercury Computer Systems, Inc.	2,631
367	@, L	Micros Systems, Inc.	22,145
50		MTS Systems Corp.	2,106
4,400	@	Network Appliance, Inc.	122,584
300	@, L	Palm, Inc.	4,503
160	@, L	Radiant Systems, Inc.	2,408
300	@, L	Radisys Corp.	3,279
1,400	@, L	Sandisk Corp.	78,484
70	@	SI International, Inc.	2,157
1,000	@, L	SRA International, Inc.	28,210
140	@, L	Stratasys, Inc.	3,521
5,800		Sun Microsystems, Inc.	31,088
380	@	SYKES Enterprises, Inc.	6,266
150	@, L	Synaptics, Inc.	6,495
1,400	@	Synopsys, Inc.	38,248
270	@, L	Tyler Technologies, Inc.	4,004
1,600	@	Western Digital Corp.	37,376
			3,232,893

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 1.4%
1,300	L	Alberto-Culver Co.	$30,121
700	L	Avon Products, Inc.	24,045
130	@, L	Chattem, Inc.	8,022
1,500		Colgate-Palmolive Co.	99,480
1,400		Estee Lauder Cos., Inc.	58,226
15,750		Procter & Gamble Co.	1,028,633
			1,248,527
		Distribution/Wholesale: 0.3%
550	@, L	Brightpoint, Inc.	6,408
360	L	Building Materials Holding Corp.	5,328
400	@	CDW Corp.	34,428
500	L	Fastenal Co.	22,805
700	@	Ingram Micro, Inc.	13,748
260	@, L	LKQ Corp.	8,055
200		Owens & Minor, Inc.	7,980
250	L	Pool Corp.	8,163
120	@, L	Scansource, Inc.	3,324
9,000	@@	Sumitomo Corp.	155,253
100	@	Tech Data Corp.	3,899
110	@	United Stationers, Inc.	6,492
210	L	Watsco, Inc.	10,105
			285,988
		Diversified Financial Services: 4.0%
500		AG Edwards, Inc.	41,790
1,200		American Express Co.	70,344
700	@, L	AmeriCredit Corp.	12,117
1,300		Charles Schwab Corp.	25,740
14,900		Citigroup, Inc.	698,512
200		Cme Group, Inc.	110,960
2,200	L	Countrywide Financial Corp.	43,670
2,050	@	Discover Financial Services	47,437
300	L	Eaton Vance Corp.	11,517
2,600		Fannie Mae	170,586
400	L	Financial Federal Corp.	12,204
500		Freddie Mac	30,805
2,450		Goldman Sachs Group, Inc.	431,225
500	L	IndyMac Bancorp., Inc.	12,100
370	@, L	Investment Technology Group, Inc.	14,974
1,000		Jefferies Group, Inc.	25,820
18,250		JP Morgan Chase & Co.	812,490
60	@@	Kenedix, Inc.	87,667
690	@, L	LaBranche & Co., Inc.	4,340
1,300	L	Lehman Brothers Holdings, Inc.	71,279
2,750		Merrill Lynch & Co., Inc.	202,675
6,000		Morgan Stanley	374,220
500		Nuveen Investments, Inc.	31,090
180	@, L	Piper Jaffray Cos.	9,245
100	@, L	Portfolio Recovery Associates, Inc.	5,136
1,100		Raymond James Financial, Inc.	36,069
1,120	@@	SFCG Co., Ltd.	155,894
1,400	L	SLM Corp.	70,392
210		SWS Group, Inc.	3,725
210	@, L	TradeStation Group, Inc.	2,325
60	@, L	World Acceptance, Corp.	1,861
			3,628,209
		Electric: 2.5%
140	L	Allete, Inc.	5,895
200	L	Alliant Energy Corp.	7,576
2,400	@, L	Aquila, Inc.	9,552
200		Avista Corp.	3,914
400	L	Black Hills Corp.	16,476
80	L	Central Vermont Public Service Corp.	2,888
140	L	Cleco Corp.	3,226
300		Dominion Resources, Inc.	25,554
1,300		Duke Energy Corp.	23,842
2,700	@	Dynegy, Inc. - Class A	21,843
7,000		Edison International	368,970
900	@	El Paso Electric Co.	20,088
1,000		Energy East Corp.	26,690
5,000		Entergy Corp.	518,100
1,300		Exelon Corp.	91,871
2,000		MDU Resources Group, Inc.	54,100
1,800		Northeast Utilities	49,770
500		NSTAR	16,385
1,200	L	OGE Energy Corp.	40,464
1,600		Pepco Holdings, Inc.	44,608
500		PPL Corp.	24,130
2,900		Public Service Enterprise Group, Inc.	246,471
800		Puget Energy, Inc.	18,664
2,400	@@	RWE AG	270,017
100	W	SCANA Corp.	3,838
8,143	@@	Scottish & Southern Energy PLC	233,335
1,600		Sierra Pacific Resources	24,512

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
1,700		TXU Corp.	$114,580
100		UIL Holdings Corp.	3,099
120	L	Unisource Energy Corp.	3,554
1,100		Westar Energy, Inc.	26,719
200		Wisconsin Energy Corp.	8,862
			2,329,593
		Electrical Components & Equipment: 0.4%
300	@, L	Advanced Energy Industries, Inc.	4,869
800	W	Ametek, Inc.	31,992
300	L	Belden Cdt, Inc.	14,583
300	@, L	Energizer Holdings, Inc.	31,779
260	@, L	Greatbatch, Inc.	7,800
240	@	Littelfuse, Inc.	8,016
480	@	Magnetek, Inc.	2,232
2,076	@@	Schneider Electric SA	274,479
180	L	Vicor Corp.	2,122
			377,872
		Electronics: 1.1%
900	@	Agilent Technologies, Inc.	32,760
1,000		Amphenol Corp.	36,110
160	L	Analogic Corp.	11,050
300	@	Arrow Electronics, Inc.	12,588
800	@	Avnet, Inc.	31,448
70	L	Bel Fuse, Inc.	2,205
420	@, L	Benchmark Electronics, Inc.	10,534
360	L	Brady Corp. - Class A	14,015
410	@, L	Checkpoint Systems, Inc.	11,419
418	@	Coherent, Inc.	12,578
590	L	CTS Corp.	7,664
220		Cubic Corp.	8,697
250	@, L	Cymer, Inc.	9,910
230		Daktronics, Inc.	6,325
150	@	Dionex Corp.	10,865
100	@	Electro Scientific Industries, Inc.	2,369
130	@, L	Faro Technologies, Inc.	5,227
300	@, L	FEI Co.	8,409
390	@, L	Flir Systems, Inc.	19,204
1,400	L	Gentex Corp.	28,056
5,700	@@	Hoya Corp.	197,632
230	@, L	Itron, Inc.	19,527
190		Keithley Instruments, Inc.	1,900
6,479	@@	Koninklijke Philips Electronics NV	256,143
120	@, L	Lojack Corp.	2,285
390		Methode Electronics, Inc.	5,632
300		National Instruments Corp.	9,471
160	@, L	Newport Corp.	2,210
70		Park Electrochemical Corp.	2,069
300	@	Photon Dynamics, Inc.	2,496
330	@	Planar Systems, Inc.	2,082
300	@, L	Plexus Corp.	7,131
90	@, L	Rogers Corp.	3,707
210	@, L	Sonic Solutions	1,596
170	L	Technitrol, Inc.	4,675
500	@	Thermo Electron Corp.	27,115
680	@	Thomas & Betts Corp.	37,665
758	@, L	Trimble Navigation Ltd.	26,765
460	@, L	TTM Technologies, Inc.	5,373
1,975	@	Tyco Electronics Ltd.	68,868
300	@, L	Varian, Inc.	18,006
1,000	@	Vishay Intertechnology, Inc.	13,230
170	L	Watts Water Technologies, Inc.	6,021
240	L	Woodward Governor Co.	14,095
430	L	X-Rite, Inc.	6,149
			1,023,276
		Energy - Alternate Sources: 0.0%
340	@, L	Headwaters, Inc.	5,617
			5,617
		Engineering & Construction: 0.2%
600	@	Dycom Industries, Inc.	17,718
580	@	EMCOR Group, Inc.	18,183
400	L	Granite Construction, Inc.	21,776
120	@, L	Insituform Technologies, Inc.	1,979
600	@, L	Jacobs Engineering Group, Inc.	39,654
1,100	@	KBR, Inc.	36,124
480	@, L	Shaw Group, Inc.	24,024
340	@, L	URS Corp.	18,170
			177,628
		Entertainment: 0.1%
700		International Game Technology	26,719
600	@, L	Macrovision Corp.	14,238
420	@, L	Pinnacle Entertainment, Inc.	11,684
200	@, L	Scientific Games Corp.	6,978
400	@, L	Shuffle Master, Inc.	5,932
			65,551

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Environmental Control: 0.1%
100	L	Mine Safety Appliances Co.	$4,792
300		Republic Services, Inc.	9,327
400	@, L	Stericycle, Inc.	19,960
370	@	Tetra Tech, Inc.	7,252
660	@	Waste Connections, Inc.	20,077
900		Waste Management, Inc.	33,903
			95,311
		Food: 2.0%
144,000	@@	China Yurun Food Group Ltd.	173,087
589		Corn Products International, Inc.	26,623
1,400	@	Dean Foods Co.	37,604
415		Flowers Foods, Inc.	8,566
6,815		General Mills, Inc.	380,822
70	@, L	Great Atlantic & Pac Tea Co.	2,195
420	@, L	Hain Celestial Group, Inc.	12,289
1,900		HJ Heinz Co.	85,671
585	L	Hormel Foods Corp.	20,844
60		J&J Snack Foods Corp.	2,253
2,000		Kraft Foods, Inc.	64,120
190		Lance, Inc.	4,733
210	L	Nash Finch Co.	7,877
1,089	@@	Nestle SA	474,631
170	@	Performance Food Group Co.	4,835
170	@, L	Ralcorp Holdings, Inc.	10,504
600		Ruddick Corp.	19,548
180	L	Sanderson Farms, Inc.	7,549
600	@	Smithfield Foods, Inc.	19,638
170		Spartan Stores, Inc.	4,325
17,061	@@	Tate & Lyle PLC	194,780
360	@, L	TreeHouse Foods, Inc.	9,691
290	@, L	United Natural Foods, Inc.	7,784
1,200	L	Whole Foods Market, Inc.	53,112
1,501	@@	Wimm-Bill-Dann Foods OJSC ADR	153,642
			1,786,723
		Forest Products & Paper: 0.3%
900		Bowater, Inc.	15,156
350	@, L	Buckeye Technologies, Inc.	5,450
40		Deltic Timber Corp.	2,288
200		Louisiana-Pacific Corp.	3,746
250	L	Neenah Paper, Inc.	8,673
360		Rock-Tenn Co.	10,436
80		Schweitzer-Mauduit International, Inc.	1,823
9,577	@, @@	Smurfit Kappa PLC	209,552
400		Temple-Inland, Inc.	22,032
440		Wausau Paper Corp.	4,941
			284,097
		Gas: 0.2%
240		Atmos Energy Corp.	6,746
692		Energen Corp.	37,160
430	L	Northwest Natural Gas Co.	19,978
300	L	Piedmont Natural Gas Co.	7,920
70		South Jersey Industries, Inc.	2,374
590		Southern Union Co.	17,612
790		Southwest Gas Corp.	22,918
1,252		UGI Corp.	31,989
1,200	L	WGL Holdings, Inc.	39,468
			186,165
		Hand/Machine Tools: 0.3%
220		Baldor Electric Co.	9,161
1,800		Black & Decker Corp.	156,150
100		Lincoln Electric Holdings, Inc.	7,194
150	L	Regal-Beloit Corp.	7,577
2,000		Snap-On, Inc.	97,960
			278,042
		Healthcare - Products: 2.4%
700	@, L	Advanced Medical Optics, Inc.	20,118
340	@, L	American Medical Systems Holdings, Inc.	6,256
180	@, L	Arthrocare Corp.	10,084
1,800		Baxter International, Inc.	98,568
200	L	Beckman Coulter, Inc.	14,390
300		Becton Dickinson & Co.	23,082
390	@, L	Biolase Technology, Inc.	2,699
3,300	@	Boston Scientific Corp.	42,339
80	@, L	Conmed Corp.	2,324
340	L	Cooper Cos., Inc.	16,578
1,975	@, @@	Covidien Ltd.	78,664
600		CR Bard, Inc.	50,034
140	@	Cyberonics	2,113
600	@	Cytyc Corp.	25,644
70		Datascope Corp.	2,335
1,568		Densply International, Inc.	61,748

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
190	@	DJO, Inc.	$9,249
800	@, L	Edwards Lifesciences Corp.	38,640
400	@	Gen-Probe, Inc.	25,608
310	@, L	Haemonetics Corp.	15,388
500	@	Henry Schein, Inc.	29,095
200	L	Hillenbrand Industries	11,510
348	@, L	Hologic, Inc.	18,496
180	@, L	ICU Medical, Inc.	6,806
239	@, L	Idexx Laboratories, Inc.	26,708
380	@	Immucor, Inc.	12,673
200	@, L	Intuitive Surgical, Inc.	44,256
100	L	Invacare Corp.	2,317
16,500		Johnson & Johnson	1,019,535
80	@, L	Kensey Nash Corp.	1,906
300	@, L	Kyphon, Inc.	20,061
210	L	LCA-Vision, Inc.	7,214
3,000		Medtronic, Inc.	158,520
380	L	Mentor Corp.	16,944
200	L	Meridian Bioscience, Inc.	5,160
420	@, L	Osteotech, Inc.	3,053
190	@, L	Palomar Medical Technologies, Inc.	5,985
120	L	PolyMedica Corp.	6,212
220	@, L	Possis Medical, Inc.	2,378
590	@, L	PSS World Medical, Inc.	11,257
400	@, L	Resmed, Inc.	16,264
480	@	Respironics, Inc.	22,766
800	@	St. Jude Medical, Inc.	34,856
500		Stryker Corp.	33,400
170	@, L	SurModics, Inc.	8,203
160	@, L	Symmetry Medical, Inc.	2,565
500	@	Techne Corp.	31,505
600	@	Varian Medical Systems, Inc.	24,234
200	@, L	Ventana Medical Systems	16,358
400	@	Zimmer Holdings, Inc.	31,332
			2,177,430
		Healthcare - Services: 1.3%
1,300		Aetna, Inc.	66,183
160	@, L	Amedisys, Inc.	6,045
360	@, L	AMERIGROUP Corp.	11,401
380	@	Amsurg Corp.	8,964
370	@, L	Centene Corp.	7,478
100	@	Community Health Systems, Inc.	3,473
100	@, W	Covance, Inc.	7,332
1,600	@, L	Coventry Health Care, Inc.	91,792
5,100	@@	Fresenius Medical Care AG & Co. KGaA	250,877
300	@, L	Gentiva Health Services, Inc.	6,222
800	L	Health Management Associates, Inc.	5,448
800	@	Health Net, Inc.	43,832
320	@, L	Healthways, Inc.	15,936
1,250	@	Humana, Inc.	80,113
1,000	@, L	Lincare Holdings, Inc.	35,990
140	@, L	Matria Healthcare, Inc.	3,564
90	@, L	Medcath Corp.	2,642
190	@, L	Odyssey HealthCare, Inc.	1,858
380	@	Pediatrix Medical Group, Inc.	22,667
300	@, L	Psychiatric Solutions, Inc.	11,058
120	@, L	Res-Care, Inc.	2,558
340	@, L	Sierra Health Services, Inc.	14,280
270	@, L	Sunrise Senior Living, Inc.	9,669
6,149		UnitedHealth Group, Inc.	307,511
100		Universal Health Services, Inc.	5,280
300	@	WellCare Health Plans, Inc.	29,610
2,050	@	WellPoint, Inc.	165,210
			1,216,993
		Holding Companies - Diversified: 0.2%
1,631	@@	LVMH Moet Hennessy Louis Vuitton SA	181,546
			181,546
		Home Builders: 0.3%
780	@, L	Champion Enterprises, Inc.	9,009
350	@, L	Fleetwood Enterprises	3,262
47,000	@, @@	Haseko Corp.	126,611
200	@, L	Hovnanian Enterprises, Inc.	2,374
2,700	L	KB Home	81,918
600	L	MDC Holdings, Inc.	26,694
310	@, L	Meritage Homes Corp.	5,617
200	L	Ryland Group, Inc.	5,728
600	L	Standard-Pacific Corp.	6,018
491	L	Thor Industries, Inc.	21,599
600	@, L	Toll Brothers, Inc.	12,816
340		Winnebago Industries	9,068
			310,714
		Home Furnishings: 0.2%
260	@, L	Audiovox Corp.	2,717

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings (continued)
400	L	Ethan Allen Interiors, Inc.	$13,440
300		Harman International Industries, Inc.	34,017
230	L	La-Z-Boy, Inc.	2,217
9,000	@@	Matsushita Electric Industrial Co., Ltd.	156,879
70	@, L	Universal Electronics, Inc.	2,030
			211,300
		Household Products/Wares: 0.4%
1,100	L	American Greetings Corp.	27,214
800	L	Blyth, Inc.	17,888
470	@, L	Central Garden and Pet Co.	5,922
320	@, L	Fossil, Inc.	10,723
3,800	@@	Henkel KGaA - Vorzug	196,673
1,600		Kimberly-Clark Corp.	109,904
340	@, L	Playtex Products, Inc.	6,188
100	L	Scotts Miracle-Gro Co.	4,526
630	@, L	Spectrum Brands, Inc.	3,553
600		Tupperware Corp.	18,474
90	L	WD-40 Co.	3,129
			404,194
		Housewares: 0.0%
120	L	Libbey, Inc.	2,172
40	L	National Presto Industries, Inc.	2,206
270		Toro Co.	15,971
			20,349
		Insurance: 4.3%
2,900	@@	ACE Ltd.	167,504
5,600		Allstate Corp.	306,600
1,517	L	American Financial Group, Inc.	42,779
8,200		American International Group, Inc.	541,200
1,100	L	Arthur J Gallagher & Co.	32,483
700		Brown & Brown, Inc.	18,844
4,950	L	Chubb Corp.	253,094
1,700		Cigna Corp.	87,856
600		Commerce Group, Inc.	19,128
500		Delphi Financial Group	20,150
600	@@	Everest Re Group Ltd.	61,128
700		Fidelity National Title Group, Inc.	12,733
300	L	First American Corp.	12,549
6,800		Genworth Financial, Inc.	197,064
500		Hanover Insurance Group, Inc.	21,390
2,847		Hartford Financial Services Group, Inc.	253,127
1,300		HCC Insurance Holdings, Inc.	35,893
180		Hilb Rogal & Hobbs Co.	8,406
400	L	Horace Mann Educators Corp.	7,736
160		Infinity Property & Casualty Corp.	6,634
193		Landamerica Financial Group, Inc.	10,690
102,219	@@	Legal & General Group PLC	299,845
400		Mercury General Corp.	21,072
5,800		Metlife, Inc.	371,490
1,411		Old Republic International Corp.	25,666
455	@	Philadelphia Consolidated Holding Co.	18,209
370	L	Presidential Life Corp.	6,401
440	@, L	ProAssurance Corp.	23,135
1,000		Protective Life Corp.	41,800
3,878		Prudential Financial, Inc.	348,167
560	L	Radian Group, Inc.	9,878
300		RLI Corp.	18,045
190		Safety Insurance Group, Inc.	6,487
800	L	Selective Insurance Group	16,880
400		Stancorp Financial Group, Inc.	18,840
80		Stewart Information Services Corp.	2,965
90		Tower Group, Inc.	2,260
4,700		Travelers Cos., Inc.	237,538
180		United Fire & Casualty Co.	6,838
500	L	Unitrin, Inc.	22,730
1,615		WR Berkley Corp.	48,272
380		Zenith National Insurance Corp.	16,382
870	@@	Zurich Financial Services AG	249,864
			3,929,752
		Internet: 1.2%
700	@, L	Akamai Technologies, Inc.	22,554
1,800	@, L	Amazon.com, Inc.	143,838
220	@, L	Authorize.Net Holdings, Inc.	4,004
300	@, L	Avocent Corp.	8,856
90	@, L	Blue Coat Systems, Inc.	7,507
120	@, L	Blue Nile, Inc.	10,130
500	@, L	Checkfree Corp.	23,115
200	@, L	Cybersource Corp.	2,438
200	@, L	Digital River, Inc.	9,272
3,600	@	eBay, Inc.	122,760
400	@	F5 Networks, Inc.	13,988
700	@	Google, Inc. - Class A	360,675
2,300	@, L	IAC/InterActiveCorp.	63,917

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
360	@, L	Infospace, Inc.	$5,044
340	@, L	j2 Global Communications, Inc.	11,560
220	@, L	Knot, Inc.	4,609
1,150	@	McAfee, Inc.	41,113
760	@	Napster, Inc.	2,303
300	@, L	NetFlix, Inc.	5,256
310	@	PC-Tel, Inc.	2,403
230	@, L	Perficient, Inc.	5,364
580	@, L	Secure Computing Corp.	5,208
190	@, L	Stamps.com, Inc.	2,307
6,700	@	Symantec Corp.	126,027
560	L	United Online, Inc.	8,047
700	@	Valueclick, Inc.	14,028
370	@, L	Websense, Inc.	7,611
3,600	@	Yahoo!, Inc.	81,828
			1,115,762
		Iron/Steel: 0.7%
400		Allegheny Technologies, Inc.	39,756
70		Carpenter Technology Corp.	8,179
370		Chaparral Steel Co.	31,635
250	L	Cleveland-Cliffs, Inc.	19,068
190	@	Material Sciences Corp.	2,069
3,050		Nucor Corp.	161,345
400		Reliance Steel & Aluminum Co.	21,188
210	L	Ryerson, Inc.	7,001
400		Steel Dynamics, Inc.	17,352
41,000	@@	Sumitomo Metal Industries Ltd.	206,792
1,100		United States Steel Corp.	103,928
			618,313
		Leisure Time: 0.4%
500	L	Carnival Corp.	22,795
29,345	@@	First Choice Holidays PLC	175,832
2,800	L	Harley-Davidson, Inc.	150,612
100	@, L	Life Time Fitness, Inc.	5,557
230	@, L	Multimedia Games, Inc.	2,231
230	L	Nautilus, Inc.	2,190
397	L	Polaris Industries, Inc.	18,957
230	@, L	WMS Industries, Inc.	6,771
			384,945
		Lodging: 0.2%
200		Boyd Gaming Corp.	8,170
800		Harrah’s Entertainment, Inc.	68,616
1,500		Hilton Hotels Corp.	68,925
110		Marcus Corp.	2,323
90	@, L	Monarch Casino & Resort, Inc.	2,553
			150,587
		Machinery - Construction & Mining: 0.7%
160	@, L	Astec Industries, Inc.	8,093
11,512	@@	Atlas Copco AB - Class B	183,025
1,600		Caterpillar, Inc.	121,232
7,200	@@	Hitachi Construction Machinery Co., Ltd.	253,118
720		Joy Global, Inc.	31,241
300	@, L	Terex Corp.	23,964
			620,673
		Machinery - Diversified: 0.4%
800	@	AGCO Corp.	34,560
110		Albany International Corp.	4,283
400		Applied Industrial Technologies, Inc.	12,792
330	L	Briggs & Stratton Corp.	9,633
110	L	Cascade Corp.	8,097
230	L	Cognex Corp.	4,244
1,300		Cummins, Inc.	153,946
200		Deere & Co.	27,212
200	L	Flowserve Corp.	14,282
300	@	Gardner Denver, Inc.	11,973
100	L	Graco, Inc.	4,041
500		IDEX Corp.	19,235
170	@, L	Intevac, Inc.	2,778
60	L	Lindsay Manufacturing Co.	2,432
400		Manitowoc Co., Inc.	31,796
500		Nordson Corp.	25,105
130	L	Robbins & Myers, Inc.	7,043
400		Rockwell Automation, Inc.	28,184
300	@, L	Zebra Technologies Corp.	10,890
			412,526
		Media: 1.5%
700		Belo Corp.	12,068
2,000		Clear Channel Communications, Inc.	74,520
6,600	@, L	Comcast Corp. – Class A	172,194
100		John Wiley & Sons, Inc.	4,147
1,350		McGraw-Hill Cos., Inc.	68,121
4,400		News Corp. - Class A	89,012
340	@, W, L	Radio One, Inc.	1,329

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
8,200		Time Warner, Inc.	$155,636
1,000	@	Viacom - Class B	39,460
6,794	@@	Vivendi	276,947
13,800		Walt Disney Co.	463,680
			1,357,114
		Metal Fabricate/Hardware: 0.1%
220	L	AM Castle & Co.	6,409
1,300		Commercial Metals Co.	37,557
130		Kaydon Corp.	6,864
60	L	Lawson Products	2,191
330		Mueller Industries, Inc.	11,431
200		Precision Castparts Corp.	26,062
350	L	Quanex Corp.	15,159
400		Timken Co.	14,224
110	L	Valmont Industries, Inc.	9,810
200		Worthington Industries	4,232
			133,939
		Mining: 0.8%
3,600		Alcoa, Inc.	131,508
120		Amcol International Corp.	3,865
11,045	@@	BHP Billiton Ltd.	346,789
140	@	Brush Engineered Materials	6,762
190	@, L	Century Aluminum Co.	9,344
1,500		Freeport-McMoRan Copper & Gold, Inc.	131,130
1,800		Newmont Mining Corp.	76,068
160	@	RTI International Metals, Inc.	11,155
300	L	Vulcan Materials Co.	27,003
			743,624
		Miscellaneous Manufacturing: 3.6%
1,800		3M Co.	163,782
350	L	Acuity Brands, Inc.	18,389
190	L	AO Smith Corp.	9,158
342		Aptargroup, Inc.	12,425
270		Barnes Group, Inc.	8,494
100		Brink’s Co.	5,736
210	@, L	Ceradyne, Inc.	15,179
300		Clarcor, Inc.	11,616
900		Crane Co.	40,311
200		Donaldson Co., Inc.	7,636
2,000	L	Eastman Kodak Co.	53,340
2,800		Eaton Corp.	263,816
250	@, L	EnPro Industries, Inc.	10,448
31,800		General Electric Co.	1,236,033
300		Harsco Corp.	16,695
900		Honeywell International, Inc.	50,535
500		Illinois Tool Works, Inc.	29,085
1,400		ITT Corp.	95,186
13,500	@@	Konica Minolta Holdings, Inc.	211,145
260	@	Lydall, Inc.	2,720
220		Myers Industries, Inc.	4,686
2,800		Parker Hannifin Corp.	300,916
900	L	Pentair, Inc.	33,417
500	L	Roper Industries, Inc.	31,645
3,585	@@	Siemens AG	450,753
200		SPX Corp.	18,010
200		Standex International Corp.	5,006
290	@, L	Sturm Ruger & Co., Inc.	5,290
614		Teleflex, Inc.	47,751
380		Tredegar Corp.	6,642
300	L	Trinity Industries, Inc.	11,271
1,975	@@	Tyco International Ltd.	87,216
			3,264,332
		Office Furnishings: 0.1%
703		Herman Miller, Inc.	20,401
500	L	HNI, Corp.	20,420
370	L	Interface, Inc.	6,675
			47,496
		Oil & Gas: 6.6%
500		Anadarko Petroleum Corp.	24,490
290	@, L	Atwood Oceanics, Inc.	22,037
210	@, L	Bill Barrett Corp.	7,400
680		Cabot Oil & Gas Corp.	22,671
11,311		Chevron Corp.	992,653
1,200		Cimarex Energy Co.	42,972
7,600		ConocoPhillips	622,364
400	@, L	Denbury Resources, Inc.	15,912
300		Devon Energy Corp.	22,593
400		ENSCO International, Inc.	21,688
7,400	@@	ERG S.p.A.	165,072
23,100	S	ExxonMobil Corp.	1,980,363
400	@, L	Forest Oil Corp.	15,460
800		Frontier Oil Corp.	32,824
1,370		Helmerich & Payne, Inc.	43,141

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
400		Hess Corp.	$24,548
5,700		Marathon Oil Corp.	307,173
500	@, L	Newfield Exploration Co.	21,745
1,000		Noble Corp.	49,060
1,370		Noble Energy, Inc.	82,296
3,400		Occidental Petroleum Corp.	192,746
500		Patterson-UTI Energy, Inc.	10,735
110	L	Penn Virginia Corp.	4,390
2,634	@@	Petroleo Brasileiro SA ADR	162,887
90	@, L	Petroleum Development Corp.	3,603
390	@, L	Pioneer Drilling Co.	4,742
300	L	Pioneer Natural Resources Co.	12,315
500	@	Plains Exploration & Production Co.	18,765
400		Pogo Producing Co.	19,924
900	@, L	Pride International, Inc.	31,653
100	@, L	Quicksilver Resources, Inc.	3,995
8,423	@@	Royal Dutch Shell PLC - Class B	328,457
800	@	Southwestern Energy Co.	29,752
430	L	St. Mary Land & Exploration Co.	14,341
70	@, L	Stone Energy Corp.	2,307
240	@, L	Swift Energy Co.	8,933
4,200	@@	Total SA	314,974
700	@	Transocean, Inc.	73,563
420	@	Unit Corp.	20,605
3,350	L	Valero Energy Corp.	229,509
400		XTO Energy, Inc.	21,744
			6,026,402
		Oil & Gas Services: 1.4%
600		Baker Hughes, Inc.	50,316
400	@	Cameron International Corp.	32,708
80	L	Carbo Ceramics, Inc.	3,744
240	@, L	Dril-Quip, Inc.	11,294
410	@, L	Exterran Holdings, Inc.	31,775
300	@	FMC Technologies, Inc.	28,410
1,000	@	Grant Prideco, Inc.	55,300
70	L	Gulf Island Fabrication, Inc.	2,491
7,372		Halliburton Co.	254,997
630	@, L	Helix Energy Solutions Group, Inc.	24,211
220	@, L	Hornbeck Offshore Services, Inc.	8,393
370	@, L	Input/Output, Inc.	5,250
150		Lufkin Industries, Inc.	8,531
250	@, L	Matrix Service Co.	4,730
140	@, L	Natco Group, Inc. - Class A	6,992
400	@	National Oilwell Varco, Inc.	51,200
380	@	Oceaneering International, Inc.	25,521
9,000	@, @@	Petroleum Geo-Services ASA	211,438
3,800		Schlumberger Ltd.	366,700
300	@, L	SEACOR Holdings, Inc.	26,340
300	@	Superior Energy Services	11,646
350	@, L	Tetra Technologies, Inc.	6,997
900	@, L	Weatherford International Ltd.	52,542
260	@, L	W-H Energy Services, Inc.	16,526
			1,298,052
		Packaging & Containers: 0.2%
5,100	@	Pactiv Corp.	149,175
1,400		Sonoco Products Co.	50,428
			199,603
		Pharmaceuticals: 4.1%
3,500		Abbott Laboratories	181,685
400		Allergan, Inc.	24,004
230	L	Alpharma, Inc.	5,267
4,350		AmerisourceBergen Corp.	208,148
4,801	@@	AstraZeneca PLC	236,610
130	@, L	Bradley Pharmaceuticals, Inc.	2,543
8,600		Bristol-Myers Squibb Co.	250,690
700		Cardinal Health, Inc.	47,866
500	@, L	Cephalon, Inc.	37,525
2,300		Eli Lilly & Co.	131,905
1,000	@, L	Endo Pharmaceuticals Holdings, Inc.	31,880
3,100	@	Forest Laboratories, Inc.	116,653
2,800	@	Gilead Sciences, Inc.	101,836
13,700	@@	GlaxoSmithKline PLC	357,523
240	@, L	HealthExtras, Inc.	6,746
5,150	@	King Pharmaceuticals, Inc.	77,405
400	@	Medco Health Solutions, Inc.	34,180
700	L	Medicis Pharmaceutical Corp.	21,378
7,000		Merck & Co., Inc.	351,190
660	@, L	MGI Pharma, Inc.	15,556
4,100		Mylan Laboratories	61,910
500	@	NBTY, Inc.	18,350
360	@	Noven Pharmaceuticals, Inc.	5,494
1,959	@@	Omega Pharma SA	172,640
500		Omnicare, Inc.	16,315

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
150	@, L	PetMed Express, Inc.	$2,249
20,300		Pfizer, Inc.	504,252
210	@, L	Pharmerica Corp.	3,723
1,790	@@	Roche Holding AG	311,809
7,700		Schering-Plough Corp.	231,154
310	@, L	Sciele Pharma, Inc.	7,155
800	@, L	Sepracor, Inc.	23,336
670	@	Theragenics Corp.	2,781
130	@, L	USANA Health Sciences, Inc.	4,950
200	L	Valeant Pharmaceuticals International	3,154
500	@, L	VCA Antech, Inc.	20,445
730	@, L	Viropharma, Inc.	7,234
2,100		Wyeth	97,230
			3,734,771
		Pipelines: 0.2%
1,900		El Paso Corp.	30,153
500		Equitable Resources, Inc.	24,595
600		National Fuel Gas Co.	26,604
1,300	L	Oneok, Inc.	60,905
800		Williams Cos., Inc.	24,800
			167,057
		Real Estate: 0.3%
11,000	@@	Cheung Kong Holdings Ltd.	161,727
6,000	@@	Mitsui Fudosan Co., Ltd.	156,967
			318,694
		Retail: 4.3%
300	@, L	99 Cents Only Stores	3,705
300		Advance Auto Parts, Inc.	10,668
900	@, L	Aeropostale, Inc.	18,630
1,602		American Eagle Outfitters	41,380
300	@, L	AnnTaylor Stores Corp.	9,402
500		Applebees International, Inc.	12,405
1,100	@, L	Autozone, Inc.	133,419
100		Barnes & Noble, Inc.	3,607
1,500	L	Best Buy Co., Inc.	65,925
130		Big 5 Sporting Goods Corp.	2,704
2,400	@, L	Big Lots, Inc.	71,448
100	@, L	BJ’s Wholesale Club, Inc.	3,500
400		Brinker International, Inc.	11,536
387		Brown Shoe Co., Inc.	8,839
140	@	California Pizza Kitchen, Inc.	2,863
1,100	@	Carmax, Inc.	24,926
270		Casey’s General Stores, Inc.	7,657
300		Cash America International, Inc.	10,818
350	L	Cato Corp.	7,725
100	L	CBRL Group, Inc.	3,742
370	@, L	CEC Entertainment, Inc.	11,359
170	@, L	Charlotte Russe Holding, Inc.	2,970
400	@, L	Charming Shoppes, Inc.	3,616
900	@	Chico’s FAS, Inc.	14,382
110	@, L	Childrens Place Retail Stores, Inc.	3,164
350		Christopher & Banks Corp.	4,228
390	L	CKE Restaurants, Inc.	6,611
200	@, L	Coldwater Creek, Inc.	2,488
680	@, L	Collective Brands, Inc.	16,068
200	@	Copart, Inc.	5,868
5,100		Costco Wholesale Corp.	314,925
4,300		CVS Caremark Corp.	162,626
100	@, L	Dick’s Sporting Goods, Inc.	6,490
900	@	Dollar Tree Stores, Inc.	39,105
7,900	@@	Don Quijote Co., Ltd.	162,791
450	@, L	Dress Barn, Inc.	7,875
4,200		Family Dollar Stores, Inc.	122,976
110	@, L	First Cash Financial Services, Inc.	2,356
200		Foot Locker, Inc.	3,342
180		Fred’s, Inc.	1,872
1,000	@	GameStop Corp.	50,140
180	@, L	Genesco, Inc.	8,260
60		Group 1 Automotive, Inc.	2,104
240	@, L	Guitar Center, Inc.	13,582
250	@, L	Hibbett Sporting Goods, Inc.	6,235
5,700		Home Depot, Inc.	218,367
590	@, L	HOT Topic, Inc.	4,938
170	L	IHOP Corp.	10,688
350	@, L	Insight Enterprises, Inc.	8,302
300	@, L	Jack in the Box, Inc.	18,666
2,900		JC Penney Co., Inc.	199,404
280	@, L	Jo-Ann Stores, Inc.	6,300
210	@, L	JOS A Bank Clothiers, Inc.	6,332
120		Longs Drug Stores Corp.	6,328
3,800		Lowe’s Cos., Inc.	118,028
700		Macy’s, Inc.	22,204
8,200		McDonald’s Corp.	403,850

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
417		Men’s Wearhouse, Inc.	$21,134
80		Movado Group, Inc.	2,360
200		MSC Industrial Direct Co.	10,360
500		Nordstrom, Inc.	24,050
400	@, L	O’Reilly Automotive, Inc.	14,216
210	@, L	Panera Bread Co.	9,185
110	@, L	Papa John’s International, Inc.	2,790
450	L	Pep Boys-Manny Moe & Jack	7,376
500	L	Petsmart, Inc.	17,350
350	@, L	PF Chang’s China Bistro, Inc.	11,806
7,264	@@	Punch Taverns PLC	161,538
3,100	L	RadioShack Corp.	73,687
240	@, L	Rare Hospitality International, Inc.	9,065
80	@, L	Red Robin Gourmet Burgers, Inc.	3,078
900		Regis Corp.	29,709
710		Ross Stores, Inc.	19,759
500	@, L	Saks, Inc.	8,085
180	@, L	School Specialty, Inc.	6,559
200	@, L	Sears Holding Corp.	28,712
370	@, L	Select Comfort Corp.	6,346
7,800	@@	Seven & I Holdings Co., Ltd.	207,976
711	@, L	Sonic Corp.	15,514
190		Stage Stores, Inc.	3,293
1,300	@	Starbucks Corp.	35,815
220		Stein Mart, Inc.	1,932
2,400	L	Target Corp.	158,232
430	@, L	Texas Roadhouse, Inc.	5,508
320	L	The Finish Line – Class A	1,805
2,400	L	TJX Cos., Inc.	73,176
220	@, L	Tractor Supply Co.	10,595
930		Triarc Cos.	14,285
263	@, L	Tween Brands, Inc.	7,759
400	@, L	Urban Outfitters, Inc.	9,160
1,600		Walgreen Co.	72,112
6,700		Wal-Mart Stores, Inc.	292,321
3,000		Wendy’s International, Inc.	98,670
300	L	Williams-Sonoma, Inc.	9,999
190	L	World Fuel Services Corp.	7,325
250	@, L	Zale Corp.	5,618
			3,951,999
		Savings & Loans: 0.4%
200		Astoria Financial Corp.	5,214
583	L	Bankunited Financial Corp.	9,969
80	L	Downey Financial Corp.	4,527
900		First Niagara Financial Group, Inc.	12,717
380	@, L	FirstFed Financial Corp.	19,095
190	L	Flagstar Bancorp., Inc.	2,337
220		MAF Bancorp., Inc.	11,812
1,800		New York Community Bancorp., Inc.	31,842
400	L	Washington Federal, Inc.	10,616
8,100	L	Washington Mutual, Inc.	297,432
			405,561
		Semiconductors: 2.1%
690	@, L	Actel Corp.	7,763
1,900	@, L	Advanced Micro Devices, Inc.	24,700
530	@	AMIS Holdings, Inc.	5,496
3,100		Applied Materials, Inc.	66,216
3,400	@, L	Atmel Corp.	18,020
160	@, L	ATMI, Inc.	4,826
430	@	Axcelis Technologies, Inc.	2,025
1,200	@	Broadcom Corp.	41,400
720	@	Brooks Automation, Inc.	10,188
130	@, L	Cabot Microelectronics Corp.	5,424
170		Cohu, Inc.	3,364
400	@, L	Cree, Inc.	10,640
600	@	Cypress Semiconductor Corp.	15,024
200	@, L	Diodes, Inc.	6,062
400	@	DSP Group, Inc.	6,972
2,700	@, @@	Elpida Memory, Inc.	104,297
420	@	Exar Corp.	5,603
1,200	@, L	Fairchild Semiconductor International, Inc.	22,512
400	@	Integrated Device Technology, Inc.	6,256
18,400		Intel Corp.	473,800
500	@, L	International Rectifier Corp.	17,205
1,000		Intersil Corp.	33,320
3,500		KLA-Tencor Corp.	201,145
700	@, L	Kulicke & Soffa Industries, Inc.	5,978
890	@, L	Lam Research Corp.	47,731
800	@	MEMC Electronic Materials, Inc.	49,136
700		Micrel, Inc.	7,665
1,040	L	Microchip Technology, Inc.	40,061
420	@, L	Microsemi Corp.	10,651
180	@, L	MKS Instruments, Inc.	3,967

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
2,000	L	National Semiconductor Corp.	$52,640
1,000	@	Nvidia Corp.	51,160
610	@, L	Pericom Semiconductor Corp.	7,027
590	@, L	Photronics, Inc.	6,832
1,200	@	Semtech Corp.	21,408
8,100	@@	Shinko Electric Industries	178,987
200	@	Silicon Laboratories, Inc.	7,384
1,300	@, L	Skyworks Solutions, Inc.	10,257
180	@	Standard Microsystems Corp.	6,476
70	@, L	Supertex, Inc.	2,510
11,469	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,772
6,300	@, L	Teradyne, Inc.	93,807
3,300		Texas Instruments, Inc.	112,992
140	@	Ultratech, Inc.	2,006
545	@, L	Varian Semiconductor Equipment Associates, Inc.	30,318
130	@, L	Veeco Instruments, Inc.	2,288
			1,957,311
		Software: 2.6%
200	@	Aci Worldwide, Inc.	5,196
1,500	@	Activision, Inc.	29,235
400	L	Acxiom Corp.	9,800
1,500	@, L	Adobe Systems, Inc.	64,125
100	@, L	Advent Software, Inc.	4,007
330	@, L	Allscripts Healthcare Solutions, Inc.	7,461
400	@, L	Ansys, Inc.	13,252
2,600	@	Autodesk, Inc.	120,432
230	@, L	Avid Technology, Inc.	7,091
270		Blackbaud, Inc.	6,823
4,500	@	BMC Software, Inc.	137,790
1,400		BroADRidge Financial Solutions ADR	25,438
8,800		CA, Inc.	221,672
1,100	@	Captaris, Inc.	5,896
300	@, L	Cerner Corp.	17,112
700	@, L	Citrix Systems, Inc.	25,445
190	@, L	Concur Technologies, Inc.	5,088
910	@, L	CSG Systems International	21,039
320	@	Digi International, Inc.	4,528
256		Dun & Bradstreet Corp.	24,973
370	@	eFunds Corp.	13,424
900	@	Electronic Arts, Inc.	47,646
170	@, L	Epicor Software Corp.	2,261
300	L	Fair Isaac Corp.	11,097
2,800		First Data Corp.	93,016
300		Global Payments, Inc.	11,844
700	@, L	Informatica Corp.	9,772
260	@, L	JDA Software Group, Inc.	5,395
190	@	Mantech International Corp.	6,794
25,950		Microsoft Corp.	745,544
400		MoneyGram International, Inc.	8,508
5,500	@	Novell, Inc.	40,920
11,500	@	Oracle Corp.	233,220
300	@	Parametric Technology Corp.	5,283
320	@, L	Phase Forward, Inc.	5,709
210	@	Phoenix Technologies Ltd.	2,295
430	@, L	Progress Software Corp.	13,124
60	L	Quality Systems, Inc.	2,211
200	@, L	SPSS, Inc.	8,150
1,290	@	Sybase, Inc.	29,735
480	@, L	Take-Two Interactive Software, Inc.	7,670
9,669	@, @@	Tele Atlas NV	268,533
380	@	THQ, Inc.	10,940
600	@, L	Wind River Systems, Inc.	6,330
			2,345,824
		Storage/Warehousing: 0.0%
200	@, L	Mobile Mini, Inc.	4,842
			4,842
		Telecommunications: 5.0%
2,300	@	3Com Corp.	8,625
1,550	@	Adaptec, Inc.	5,782
800	@	ADC Telecommunications, Inc.	14,640
200	L	Adtran, Inc.	5,346
16,189	@@	Alcatel SA	176,817
1,400		Alltel Corp.	95,564
1,000	@, L	Andrew Corp.	14,080
190	@, L	Anixter International, Inc.	14,586
860	@	Arris Group, Inc.	13,055
20,033		AT&T, Inc.	798,716
1,800	@	Avaya, Inc.	30,294
150		Black Box Corp.	6,143
420	@, L	C-COR, Inc.	4,834
3,500		CenturyTel, Inc.	167,930
4,000	@	Cincinnati Bell, Inc.	19,520
26,550	@	Cisco Systems, Inc.	847,476

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
300	@, L	CommScope, Inc.	$16,980
210	@, L	Comtech Telecommunications	8,938
5,500		Corning, Inc.	128,535
170	L	CT Communications, Inc.	5,355
480	@, L	Ditech Networks, Inc.	2,462
800		Embarq Corp.	49,936
200	@	General Communication, Inc.	2,530
340	@, L	Harmonic, Inc.	3,390
1,012		Harris Corp.	61,560
2,000	@	Juniper Networks, Inc.	65,840
6,900		Motorola, Inc.	116,955
220	@	Netgear, Inc.	6,173
360	@, L	Network Equipment Technologies, Inc.	3,838
300	@, L	NeuStar, Inc.	9,486
310	@, L	Novatel Wireless, Inc.	7,080
1,769	@@	Orascom Telecom GDR	102,051
400	@	Polycom, Inc.	12,124
6,900		Qualcomm, Inc.	275,241
13,900	@, L	Qwest Communications International, Inc.	124,405
2,500	@, L	RF Micro Devices, Inc.	14,875
14,936	@@	Royal KPN NV	233,216
7,000		Sprint Nextel Corp.	132,440
680	@, L	Symmetricom, Inc.	3,393
122,512	@@	Telecom Italia S.p.A. RNC	275,091
1,120		Telephone & Data Systems, Inc.	72,520
2,400	@	Tellabs, Inc.	25,320
280	@	Tollgrade Communications, Inc.	2,850
1,400	@, L	Utstarcom, Inc.	4,256
8,200		Verizon Communications, Inc.	343,416
80	@, L	Viasat, Inc.	2,442
64,800	@@	Vodafone Group PLC	209,411
			4,545,517
		Textiles: 0.1%
120		Angelica Corp.	2,443
170		G&K Services, Inc.	7,081
500	@, L	Mohawk Industries, Inc.	43,655
90		Unifirst Corp.	3,724
			56,903
		Toys/Games/Hobbies: 0.2%
340	@, L	Jakks Pacific, Inc.	7,640
6,000		Mattel, Inc.	129,780
80	@, L	RC2 Corp.	2,443
			139,863
		Transportation: 1.0%
100	L	Alexander & Baldwin, Inc.	5,191
120	L	Arkansas Best Corp.	4,308
100	@, L	Bristow Group, Inc.	4,335
500		Burlington Northern Santa Fe Corp.	40,575
500		CH Robinson Worldwide, Inc.	24,520
600		Con-way, Inc.	29,088
700		CSX Corp.	28,700
26	@@	East Japan Railway Co.	207,208
1,100	L	Expeditors International Washington, Inc.	48,587
600		FedEx Corp.	65,808
200	L	Forward Air Corp.	7,008
780	L	Heartland Express, Inc.	12,145
410	@	HUB Group, Inc.	13,682
300	L	Hunt (JB) Transport Services, Inc.	8,631
390	@, L	Kansas City Southern	11,852
330	@, L	Kirby Corp.	12,632
280		Knight Transportation, Inc.	5,149
450		Landstar System, Inc.	19,355
700		Norfolk Southern Corp.	35,847
330	@, L	Old Dominion Freight Line	9,504
255		Overseas Shipholding Group	18,207
660		Tidewater, Inc.	43,197
400		Union Pacific Corp.	44,628
3,100		United Parcel Service, Inc. - Class B	235,166
500	@, L	YRC Worldwide, Inc.	15,405
			950,728
		Trucking & Leasing: 0.0%
100		GATX Corp.	4,360
			4,360
		Water: 0.3%
70	L	American States Water Co.	2,734
500	L	Aqua America, Inc.	11,980
3,081	@@	Veolia Environnement	236,910
			251,624
		Total Common Stock
		(Cost $65,922,064)	74,712,529

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.1%
930	L	Archstone-Smith Trust	$54,684
600		Equity Residential	24,144
180		Essex Property Trust, Inc.	21,202
90		Mid-America Apartment Communities, Inc.	4,463
			104,493
		Diversified: 0.1%
350	L	Colonial Properties Trust	12,569
120	L	Entertainment Properties Trust	5,741
260	L	Lexington Corporate Properties Trust	5,377
40,000	C, S	Liberty Property LP	41,182
400	L	Liberty Property Trust	15,624
130		PS Business Parks, Inc.	7,345
			87,838
		Health Care: 0.0%
410		LTC Properties, Inc.	9,258
180	L	Medical Properties Trust, Inc.	2,425
340	L	Senior Housing Properties Trust	6,916
			18,599
		Hotels: 0.0%
1,300	L	Hospitality Properties Trust	51,298
			51,298
		Office Property: 0.1%
500		Boston Properties, Inc.	50,035
150	L	Kilroy Realty Corp.	9,170
100		Mack-Cali Realty Corp.	4,176
			63,381
		Regional Malls: 0.2%
1,200		General Growth Properties, Inc.	59,652
400	L	Macerich Co.	32,488
800	L	Simon Property Group, Inc.	75,936
			168,076
		Shopping Centers: 0.1%
100	L	Acadia Realty Trust	2,497
350		Inland Real Estate Corp.	5,418
600		Kimco Realty Corp.	25,692
300	L	Regency Centers Corp.	20,841
150	L	Tanger Factory Outlet Centers, Inc.	5,711
			60,159
		Single Tenant: 0.0%
170	L	National Retail Properties, Inc.	3,993
			3,993
		Storage: 0.0%
300		Public Storage, Inc.	22,734
70	L	Sovran Self Storage, Inc.	3,158
			25,892
		Warehouse/Industrial: 0.1%
200		AMB Property Corp.	10,996
60		EastGroup Properties, Inc.	2,546
1,400		Prologis	84,224
			97,766
		Total Real Estate Investment Trusts
		(Cost $696,779)	681,495
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
2,300	L	iShares S&P SmallCap 600 Index Fund	158,148
2,000	L	Midcap SPDR Trust Series 1	313,500
			471,648
		Total Exchange-Traded Funds
		(Cost $463,144)	471,648
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.1%
2,025	P	Merrill Lynch & Co., Inc.	45,583
			45,583
		Insurance: 0.1%
2,025	@@, P	Aegon NV	48,823
472	@@, P	Aegon NV - Series 1	11,125
1,875	P	Metlife, Inc.	47,269
			107,217
		Media: 0.2%
5,418	@@	ProSieben SAT.1 Media AG	187,573
			187,573
		Total Preferred Stock
		(Cost $339,770)	340,373

# of Contracts			Value
PURCHASED OPTIONS: 0.0%
		Purchased Options: 0.0%
1		Call Option CME

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

# of Contracts			Value
		Purchased Options (continued)
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	$1,494
3		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	3,694
8		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	5,100
8		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	1,800
		Total Purchased Options
		(Cost $6,913)	12,088

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.2%
		Banks: 0.9%
$40,000	@@, C, S	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$34,934
54,000	@@, #, C, S	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	54,316
20,000	@@, C, S	Bank of Ireland, 5.625%, due 12/29/49	17,506
20,000	@@, C, S	Bank of Nova Scotia, 5.563%, due 08/21/85	16,680
10,000	@@, C, S	Bank of Scotland, 5.625%, due 12/31/49	8,686
13,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	13,536
10,000	@@, C, S	Barclays Bank PLC, 5.563%, due 12/31/49	8,770
30,000	@@, C, S	BNP Paribas, 5.402%, due 12/31/49	25,825
18,000	@@, #, C, S	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	17,127
20,000	@@, C, S	Den Norske Bank ASA, 5.563%, due 08/29/49	16,500
24,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	26,833
20,000	@@, #, C, S	HBOS PLC, 5.375%, due 11/29/49	19,197
80,000	@@, C, S	HSBC Bank PLC, 5.538%, due 06/29/49	65,200
40,000	@@, C, S	HSBC Bank PLC, 5.625%, due 06/29/49	31,100
50,000	@@, C, S	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	40,750
20,000	@@, C, S	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	20,790
30,000	@@, C, S	National Australia Bank Ltd., 5.525%, due 12/31/49	26,051
30,000	#, C, S	Rabobank Capital Funding II, 5.260%, due 12/29/49	28,593
10,000	#, C, S	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	9,303
8,000	C, S	RBS Capital Trust I, 5.512%, due 12/31/49	7,571
35,000	@@, #, C, S	Resona Bank Ltd., 5.850%, due 12/31/49	33,256
80,000	@@, C, S	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	68,869
20,000	@@, C, S	Societe Generale, 5.469%, due 11/29/49	17,083
10,000	@@, C, S	Standard Chartered PLC, 5.588%, due 01/29/49	7,525
90,000	@@, C, S	Standard Chartered PLC, 5.625%, due 11/29/49	67,950
60,000	@@, C, S	Standard Chartered PLC, 5.688%, due 07/29/49	45,200
19,000	@@, C, S	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	19,420
24,000	C, S	Wachovia Capital Trust III, 5.800%, due 12/31/49	23,959
20,000	@@, C, S	Westpac Banking Corp., 5.494%, due 09/30/49	17,181
39,000	#, C, S	Westpac Capital Trust IV, 5.256%, due 12/29/49	36,175
36,000	@@, #, C, S	Woori Bank, 6.125%, due 05/03/16	36,056
			861,942
		Beverages: 0.1%
22,000	C, S	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	20,751
22,000	C	Anheuser-Busch Cos., Inc., 6.450%, due 09/01/37	22,759
			43,510
		Chemicals: 0.0%
10,000	S, Z	Stauffer Chemical, 4.930%, due 04/15/10	8,814
20,000	S, Z	Stauffer Chemical, 5.620%, due 04/15/18	11,186
			20,000
		Diversified Financial Services: 0.5%
116,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	112,903
26,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	26,936
15,000	@@, C, S	Financiere CSFB NV, 5.500%, due 03/29/49	12,825
31,000	C, S	Fund American Cos., Inc., 5.875%, due 05/15/13	30,913
35,000	#, C, S	HVB Funding Trust III, 9.000%, due 10/22/31	39,533
59,000	#, C, S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	59,019
15,000	@@, C, S	Paribas, 5.500%, due 12/31/49	12,826
8,000	@@, #, C, S	Petroleum Export Ltd., 4.623%, due 06/15/10	7,950
17,417	@@, #, C, S	Petroleum Export Ltd., 5.265%, due 06/15/11	17,251
33,568	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	33,851
24,000	C, S	Residential Capital, LLC, 7.500%, due 04/17/13	18,079
190,094	#, S, Z	Toll Road Investors Partnership II LP, 16.730%, due 02/15/45	25,832
29,000	@@, C, S	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	29,915
			427,833
		Electric: 0.2%
29,000	C, S	Commonwealth Edison Co., 4.700%, due 04/15/15	26,943
27,000	C, S	Commonwealth Edison Co., 5.950%, due 08/15/16	27,058
43,000	C, S	Commonwealth Edison Co., 6.150%, due 03/15/12	44,047
8,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	9,307
11,000	C, S	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	10,641
29,000	C, S	Nisource Finance Corp., 6.150%, due 03/01/13	29,444
25,000	C, S	NorthWestern Corp., 5.875%, due 11/01/14	24,298
			171,738

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Food: 0.0%
$33,000	S	Kraft Foods, Inc., 7.000%, due 08/11/37	$34,074
			34,074
		Insurance: 0.0%
32,000	@@, C, S	Aegon NV, 5.862%, due 12/31/49	26,080
			26,080
		Media: 0.1%
42,000	C, S	Comcast Corp., 6.950%, due 08/15/37	43,159
			43,159
		Multi-National: 0.0%
19,000	S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	18,341
			18,341
		Oil & Gas: 0.1%
21,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	20,335
4,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	4,204
10,000	C, S	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	10,237
30,000	#, S	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	30,555
28,000	@@, #, C, S	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	26,877
			92,208
		Pharmaceuticals: 0.1%
40,000	C, S	Merck & Co., Inc., 5.750%, due 11/15/36	38,202
			38,202
		Retail: 0.0%
8,000	S	Wal-Mart Stores, Inc., 5.250%, due 09/01/35	7,010
27,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	27,779
			34,789
		Telecommunications: 0.2%
52,000	S	Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	52,260
22,000	C, S	Embarq Corp., 7.995%, due 06/01/36	22,863
23,000	C, S	Qwest Corp., 7.875%, due 09/01/11	24,179
16,000	C, S	Sprint Capital Corp., 6.875%, due 11/15/28	15,617
23,000	C, S	Sprint Nextel Corp., 6.000%, due 12/01/16	22,397
30,000	@@, C, S	TELUS Corp., 8.000%, due 06/01/11	32,568
			169,884
		Total Corporate Bonds/Notes
		(Cost $2,019,469)	1,981,760
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.7%
		Federal Home Loan Mortgage Corporation: 3.0%
42,696	C, S	4.500%, due 12/15/16	42,090
66,783	C, S	5.000%, due 08/15/16	66,011
73,000	C, S	5.000%, due 05/15/20	70,363
31,000	C, S	5.000%, due 04/15/32	30,013
612,000	W	5.000%, due 10/15/34	581,878
66,000	C, S	5.250%, due 03/15/12	66,231
85,000	S, Z	5.280%, due 03/15/31	24,928
34,000	C, S	5.500%, due 07/15/33	32,858
105,182	C, S	5.961%, due 05/15/33	104,717
53,670	C, S	6.000%, due 01/15/29	54,556
158,000	W	6.000%, due 10/15/33	157,827
53,512	S	6.500%, due 01/01/24	54,731
1,380,000	W	6.500%, due 10/01/37	1,400,485
			2,686,688
		Federal National Mortgage Corporation: 1.7%
31,000	W	4.500%, due 10/15/18	29,750
25,070	S	4.810%, due 08/01/35	24,452
703,000	W	5.000%, due 10/15/33	668,180
140,625	S	5.000%, due 08/01/37	132,557
34,344	S	5.500%, due 02/01/18	34,151
142,000	S	5.500%, due 05/25/30	137,559
34,895	S	5.500%, due 01/25/36	33,666
52,578	S	5.500%, due 12/25/36	50,700
54,000	C, S	5.550%, due 03/29/10	54,028
34,145	S	6.000%, due 08/01/16	34,593
17,008	S	6.000%, due 07/01/17	17,224
32,000	W	6.000%, due 10/15/20	32,345
38,306	S	6.000%, due 04/25/31	39,103
38,000	W	6.000%, due 10/15/34	37,947
90,000		6.500%, due 10/01/30	91,336
12,466	S	6.500%, due 12/01/33	12,720
37,913	S	6.500%, due 04/01/37	38,491
31,357	S	6.500%, due 05/01/37	31,835
64,251	S	7.000%, due 12/01/27	66,680
			1,567,317
		Government National Mortgage Association: 0.0%
6,449	S	6.500%, due 01/15/29	6,598
23,923	S	7.000%, due 02/15/28	24,968
			31,566
		Total U.S. Government Agency Obligations
		(Cost $4,270,558)	4,285,571

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 2.5%
		U.S. Treasury Bonds: 0.7%
$21,000	L	4.750%, due 05/15/14	$21,482
401,000	L	4.750%, due 08/15/17	407,704
207,000	L	4.750%, due 02/15/37	204,251
			633,437
		U.S. Treasury Notes: 1.4%
119,000	L	4.500%, due 05/15/10	120,060
117,000	L	4.625%, due 07/31/09	117,996
1,090,000	L	4.625%, due 07/31/12	1,107,799
			1,345,855
		Treasury Inflation Indexed Protected Securities: 0.4%
58,000	L	2.375%, due 04/15/11	60,759
55,000	L	2.375%, due 01/15/17	56,771
114,000	L	2.375%, due 01/15/25	125,269
78,000	L	3.875%, due 01/15/09	100,496
			343,295
		Total U.S. Treasury Obligations
		(Cost $2,294,483)	2,322,587
ASSET-BACKED SECURITIES: 0.2%
		Credit Card Asset-Backed Securities: 0.0%
15,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	14,931
			14,931
		Home Equity Asset-Backed Securities: 0.0%
45,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	44,852
			44,852
		Other Asset-Backed Securities: 0.2%
9,573	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	9,331
5,834	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	5,803
79,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	77,789
25,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	23,662
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	24,684
9,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	8,929
			150,198
		Total Asset-Backed Securities
		(Cost $213,094)	209,981
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8%
309,399	C, S	American Home Mortgage Assets, 5.795%, due 02/25/47	307,079
45,066	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	45,693
16,038	C, S	Banc of America Alternative Loan Trust, 6.499%, due 04/25/37	16,168
104,615	C, S	Banc of America Alternative Loan Trust, 6.500%, due 04/25/36	105,531
30,771	C, S	Banc of America Alternative Loan Trust, 6.500%, due 05/25/46	31,075
16,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	15,516
19,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	18,691
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	10,829
19,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	18,800
40,441	C, S	Banc of America Funding Corp., 5.845%, due 05/20/36	40,126
10,658	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	10,509
14,965	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	14,067
76,375	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	76,348
34,462	C, S	Chaseflex Trust, 6.500%, due 02/25/37	34,771
14,079	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	14,020
92,188	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	90,328
22,359	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	22,095
11,397	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	11,476
16,505	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	15,836
11,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	11,639
55,744	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	55,942
134,781	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	138,151
19,472	C, S	GMAC Mortgage Corp. Loan Trust, 4.593%, due 10/19/33	18,946
18,300	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	18,158
25,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	24,849
8,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	7,800
16,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	16,198
8,422	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	8,490
48,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	48,787
13,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	12,654
78,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	76,190
45,643	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	45,115
15,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	14,906
56,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	57,731
88,921	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	86,212
93,039	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	89,389
110,000	C, S	Morgan Stanley Dean Witter Capital I, 5.007%, due 01/14/42	108,061
262,048	C, S	Prime Mortgage Trust, 6.005%, due 02/25/35	259,299
26,537	C, S	RAAC Series, 5.250%, due 09/25/34	25,929
10,603	C, S	Thornburg Mortgage Securities Trust, 5.875%, due 09/25/34	10,581
31,836	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	31,078
10,947	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 02/25/47	10,839

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$83,110	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36		$83,069
50,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36		49,551
187,841	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.315%, due 07/25/47		186,579
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.501%, due 06/25/35		24,564
71,618	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35		70,085
67,025	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.655%, due 12/25/36		66,389
		Total Collateralized Mortgage Obligations
		(Cost $2,588,200)		2,556,139
MUNICIPAL BONDS: 0.1%
		California: 0.0%
21,000	C, S	City of San Diego, 7.125%, due 06/01/32		19,686
				19,686
		Michigan: 0.1%
35,000	S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		33,320
				33,320
		Total Municipal Bonds
		(Cost $56,040)		53,006

		Total Long-Term Investments
		(Cost $78,870,514)		87,627,177

Shares				Value
SHORT-TERM INVESTMENTS: 20.0%
		Money Market: 7.1%
6,500,000	**, S	ING Institutional Prime Money Market Fund		$6,500,000

		Total Money Market
		(Cost $6,500,000)		6,500,000

Principal Amount				Value

$175,000		Repurchase Agreement: 0.2%
		Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $175,102 to be received upon repurchase (Collateralized by $180,000 Federal National Mortgage Association, Discount Note, Market Value $178,506, due 10/31/07)		$175,000
		Total Repurchase Agreement
		(Cost $175,000)		175,000

		Securities Lending Collateralcc: 12.7%
11,591,739		Bank of New York Mellon Corp. Institutional Cash Reserves		11,591,739

		Total Securities Lending Collateral
		(Cost $11,591,739)		11,591,739

		Total Short-Term Investments
		(Cost $18,266,739)		18,266,739

		Total Investments in Securities
		(Cost $97,137,253)*	115.7%	$105,893,916
		Other Assets and Liabilities - Net	(15.7)	(14,366,280)
		Net Assets	100.0%	$91,527,636

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $97,893,465.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,557,972
	Gross Unrealized Depreciation	(2,557,521)
	Net Unrealized Appreciation	$8,000,451

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Growth Fund Written Options Outstanding on August 31, 2007:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium Received	Value
Call Option CME
90-Day Eurodollar Future 12/07	USD	$95.25	12/17/07	16	$3,160	$(6,200)
					$3,160	$(6,200)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Growth Fund Open Futures Contracts on August 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

90-Day Eurodollar	6	1,431,600	09/15/08	$(1,185)
90-Day Eurodollar	2	477,000	12/15/08	435
S&P 500 E-Mini	23	1,698,205	09/21/07	(16,758)
U.S. Treasury 2-Year Note	10	2,061,563	12/31/07	(2,310)
U.S. Treasury 5-Year Note	9	960,328	12/31/07	(866)
U.S. Treasury 10-Year Note	1	109,047	12/19/07	(143)
U.S. Treasury Long Bond	4	446,250	12/19/07	(260)

				$(21,087)

Short Contracts

90-Day Eurodollar	6	-1,417,388	09/17/07	$6,808
90-Day Eurodollar	2	-475,325	12/17/07	781

				$7,589

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 67.1%
		Advertising: 0.2%
150	L	Catalina Marketing Corp.	$4,683
160	@	inVentiv Health, Inc.	6,346
4,500		Omnicom Group	229,185
			240,214
		Aerospace/Defense: 1.9%
130	@, L	AAR Corp.	4,082
1,900		Boeing Co.	183,730
210		Curtiss-Wright Corp.	9,576
240		DRS Technologies, Inc.	12,595
100	@	Esterline Technologies Corp.	5,049
180	@, L	Gencorp, Inc.	2,059
4,000		General Dynamics Corp.	314,240
70	L	Kaman Corp.	2,304
3,800		Lockheed Martin Corp.	376,732
140	@	Moog, Inc.	5,960
6,484		Raytheon Co.	397,729
30	@, L	Sequa Corp.	4,925
130	@	Teledyne Technologies, Inc.	6,488
60		Triumph Group, Inc.	4,393
7,550		United Technologies Corp.	563,457
			1,893,319
		Agriculture: 1.0%
620	@, L	Alliance One International, Inc.	4,774
7,700		Altria Group, Inc.	534,457
1,000		Archer-Daniels-Midland Co.	33,700
6,813	@@	British American Tobacco PLC	226,037
240	L	Universal Corp.	11,791
3,400	L	UST, Inc.	167,552
			978,311
		Airlines: 0.2%
360	@, L	Airtran Holdings, Inc.	3,784
480	@, L	Alaska Air Group, Inc.	11,914
18,842	@, @@	British Airways PLC	161,801
300	@, L	JetBlue Airways Corp.	2,856
230	@, L	Mesa Air Group, Inc.	1,297
393		Skywest, Inc.	9,876
			191,528
		Apparel: 0.4%
3,950	@	Coach, Inc.	175,894
360	@, L	CROCS, Inc.	21,254
60	@, L	Deckers Outdoor Corp.	5,651
180	@, L	Gymboree Corp.	7,216
700	@, L	Hanesbrands, Inc.	20,972
310	@, L	Iconix Brand Group, Inc.	6,426
280	L	Kellwood Co.	5,516
190	L	K-Swiss, Inc.	4,583
90	@, L	Maidenform Brands, Inc.	1,534
50	L	Oxford Industries, Inc.	1,811
400		Phillips-Van Heusen	23,292
1,400		Polo Ralph Lauren Corp.	105,756
520	@, L	Quiksilver, Inc.	6,963
120	@	Skechers USA, Inc.	2,380
150	@	Timberland Co.	3,014
50	@, L	Volcom, Inc.	1,952
200	@	Warnaco Group, Inc.	6,980
390	L	Wolverine World Wide, Inc.	10,253
			411,447
		Auto Manufacturers: 0.6%
16,200	L	Ford Motor Co.	126,522
26,000	@@	Fuji Heavy Industries Ltd.	108,982
1,400	L	General Motors Corp.	43,036
14,200	@@	Nissan Motor Co., Ltd.	135,651
470	L	Oshkosh Truck Corp.	27,208
2,200		Paccar, Inc.	188,210
			629,609
		Auto Parts & Equipment: 0.1%
610	L	ArvinMeritor, Inc.	10,645
140		BorgWarner, Inc.	11,830
200		Johnson Controls, Inc.	22,620
80	@, L	Keystone Automotive Industries, Inc.	3,756
330	@, L	Lear Corp.	9,646
310	L	Standard Motor Products, Inc.	3,035
70	L	Superior Industries International	1,392
			62,924

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Banks: 5.9%
970		Associated Banc-Corp.	$27,364
10,271	@@	Banco Bilbao Vizcaya Argentaria SA	237,355
25,750		Bank of America Corp.	1,305,010
190		Bank of Hawaii Corp.	9,768
800	@@	Bank of Ireland - Dublin Exchange	14,698
8,200	@@	Bank of Ireland - London Exchange	151,230
3,041		Bank of New York Mellon Corp.	122,948
15,000	@@	Bank of Yokohama Ltd.	106,700
17,342	@@	Barclays PLC	214,965
90	L	Boston Private Financial Holdings, Inc.	2,444
70	L	Cascade Bancorp.	1,642
260	L	Cathay General Bancorp.	8,453
90	L	Central Pacific Financial Corp.	2,864
150	L	Chittenden Corp.	5,217
120		City National Corp.	8,567
1,640	L	Colonial BancGroup, Inc.	34,801
2,900		Comerica, Inc.	161,762
350	L	Corus Bankshares, Inc.	4,676
50		Cullen/Frost Bankers, Inc.	2,579
1,502	@@	Deutsche Bank AG	186,604
417		East-West Bancorp., Inc.	14,929
620	@@, L	First Bancorp.	6,231
270	L	First Financial Bancorp.	3,642
70		First Indiana Corp.	2,164
360	L	First Midwest Bancorp., Inc.	12,344
150	L	First Republic Bank	8,183
1,120		FirstMerit Corp.	21,638
6,289	@@	Fortis	230,660
340	L	Fremont General Corp.	1,530
410	L	Frontier Financial Corp.	10,078
70	L	Glacier Bancorp., Inc.	1,537
220		Greater Bay Bancorp.	6,193
500	L	Hanmi Financial Corp.	7,740
18,715	@@	HSBC Holdings PLC	338,401
460		Independent Bank Corp.	5,387
200	L	Irwin Financial Corp.	2,130
957	@@, L	Kookmin Bank ADR	77,948
16	@@	Mitsubishi UFJ Financial Group, Inc.	153,381
110	L	Nara Bancorp., Inc.	1,742
5,900	@@	National Australia Bank Ltd.	193,284
50	L	PrivateBancorp, Inc.	1,674
40		Prosperity Bancshares, Inc.	1,351
340	L	Provident Bankshares Corp.	10,506
9,200		Regions Financial Corp.	287,960
90	@, L	Signature Bank	3,110
1,086	@@	Societe Generale	174,386
180		South Financial Group, Inc.	4,131
300		State Street Corp.	18,408
140	L	Sterling Bancshares, Inc.	1,600
120	L	Sterling Financial Corp.	3,056
14,000	@@	Sumitomo Trust & Banking Co., Ltd.	115,570
270	L	Susquehanna Bancshares, Inc.	5,308
50	@, L	SVB Financial Group	2,488
120	L	TCF Financial Corp.	3,032
690	L	UCBH Holdings, Inc.	11,468
160	L	Umpqua Holdings Corp.	3,472
1,100	@, @@	Uniao de Bancos Brasileiros SA GDR	122,738
39,400	@@	UniCredito Italiano S.p.A.	338,463
660		United Bankshares, Inc.	20,658
90		United Community Banks, Inc.	2,186
8,150		Wachovia Corp.	399,187
520		Webster Financial Corp.	22,079
19,500		Wells Fargo & Co.	712,530
680		Whitney Holding Corp.	18,836
60		Wilmington Trust Corp.	2,406
230		Wilshire Bancorp., Inc.	2,592
70	L	Wintrust Financial Corp.	3,020
			6,001,004
		Beverages: 0.9%
1,300		Anheuser-Busch Cos., Inc.	64,220
12,477	@@	C&C Group PLC	91,334
4,500		Coca-Cola Co.	242,010
2,862	@@	Fomento Economico Mexicano SA de CV ADR	99,712
200	@	Hansen Natural Corp.	8,982
50	@, L	Peet’s Coffee & Tea, Inc.	1,263
4,300		Pepsi Bottling Group, Inc.	148,737
990		PepsiAmericas, Inc.	29,304
3,100		PepsiCo, Inc.	210,893
			896,455
		Biotechnology: 0.5%
140	@, L	Affymetrix, Inc.	3,172

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
3,300	@	Amgen, Inc.	$165,363
220	@, L	Arqule, Inc.	1,804
1,100	@	Biogen Idec, Inc.	70,202
1,300	@	Celgene Corp.	83,473
90	@	Charles River Laboratories International, Inc.	4,723
210	@, L	CryoLife, Inc.	1,938
100	@, L	Enzo Biochem, Inc.	1,801
600	@	Genzyme Corp.	37,446
100	@, L	Integra LifeSciences Holdings Corp.	4,857
280	@	Invitrogen Corp.	21,812
120	@, L	Martek Biosciences Corp.	3,242
2,040	@, L	Millennium Pharmaceuticals, Inc.	20,706
370	@, L	PDL BioPharma, Inc.	7,219
390	@, L	Regeneron Pharmaceuticals, Inc.	7,589
260	@, L	Savient Pharmaceuticals, Inc.	3,427
440	@	Vertex Pharmaceuticals, Inc.	17,142
			455,916
		Building Materials: 0.5%
80		Apogee Enterprises, Inc.	2,014
50	@, L	Drew Industries, Inc.	1,964
210		Florida Rock Industries, Inc.	13,127
90	L	Gibraltar Industries, Inc.	1,798
4,534	@@	Italcementi S.p.A.	112,429
390		Lennox International, Inc.	14,028
120		Martin Marietta Materials, Inc.	16,200
10,800		Masco Corp.	281,016
80	@, L	NCI Building Systems, Inc.	3,711
140	L	Simpson Manufacturing Co., Inc.	4,620
120	L	Texas Industries, Inc.	8,846
170	L	Universal Forest Products, Inc.	6,339
			466,092
		Chemicals: 1.2%
300		Air Products & Chemicals, Inc.	27,003
220		Airgas, Inc.	10,168
340		Albemarle Corp.	13,760
70		Arch Chemicals, Inc.	3,032
1,900		Ashland, Inc.	113,601
640		Cabot Corp.	25,818
770		Chemtura Corp.	7,092
14,151	@@	Croda International	188,927
60		Cytec Industries, Inc.	3,984
1,600		Dow Chemical Co.	68,208
600		Ecolab, Inc.	24,996
500		EI DuPont de Nemours & Co.	24,375
360		Ferro Corp.	7,045
80		FMC Corp.	7,200
80	L	Georgia Gulf Corp.	1,198
410		HB Fuller Co.	11,033
550	L	Lubrizol Corp.	34,969
870		Lyondell Chemical Co.	40,333
1,500		Monsanto Co.	104,610
1,150	L	Olin Corp.	24,656
130	@	OM Group, Inc.	6,422
80		Penford Corp.	2,824
690	@, L	PolyOne Corp.	5,541
500		PPG Industries, Inc.	36,675
300		Praxair, Inc.	22,698
70		Quaker Chemical Corp.	1,540
70		Schulman A, Inc.	1,508
190	L	Sensient Technologies Corp.	5,147
2,900		Sigma-Aldrich Corp.	129,920
29,000	@@	Sumitomo Chemical Co., Ltd.	216,490
290		Tronox, Inc.	2,923
90		Valspar Corp.	2,427
			1,176,123
		Coal: 0.1%
380		Arch Coal, Inc.	11,206
500		Massey Energy Co.	10,375
900	L	Peabody Energy Corp.	38,259
			59,840
		Commercial Services: 0.9%
160		Aaron Rents, Inc.	4,094
520		ABM Industries, Inc.	12,158
130		Administaff, Inc.	4,485
290	@	Alliance Data Systems Corp.	22,751
70	@, L	AMN Healthcare Services, Inc.	1,248
400	@, L	Apollo Group, Inc. - Class A	23,468
210		Arbitron, Inc.	10,464
110	@	Avis Budget Group, Inc.	2,553
40	@, L	Bankrate, Inc.	1,565
280	L	Bowne & Co., Inc.	4,746
11,883	@, @@	Brambles Ltd.	134,167

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
130	@, L	Bright Horizons Family Solutions, Inc.	$5,157
410	@	Career Education Corp.	12,177
140		Chemed Corp.	8,686
380	@, W, L	ChoicePoint, Inc.	14,949
110	@, L	Coinstar, Inc.	3,595
30	@, L	Consolidated Graphics, Inc.	1,988
5,000	@	Convergys Corp.	83,750
160	@, L	Corinthian Colleges, Inc.	2,250
290	L	Corporate Executive Board Co.	19,729
60	L	CPI Corp.	2,686
100	L	Deluxe Corp.	3,802
360	L	DeVry, Inc.	12,431
210	L	Healthcare Services Group	4,498
150	@	Heidrick & Struggles International, Inc.	7,028
170	@	ITT Educational Services, Inc.	18,666
360		Kelly Services, Inc.	8,179
40	@, L	Kendle International, Inc.	1,566
660	@, L	Korn/Ferry International	14,659
310	@	Labor Ready, Inc.	6,473
280	@, L	Live Nation, Inc.	5,796
510		Manpower, Inc.	35,833
130	L	MAXIMUS, Inc.	5,561
2,200		McKesson Corp.	125,862
130	@, L	Midas, Inc.	2,636
1,220	@, L	MPS Group, Inc.	16,787
130	@, L	On Assignment, Inc.	1,375
110	@	Parexel International Corp.	4,731
290	L	Pharmaceutical Product Development, Inc.	10,159
60		Pharmanet Development Group	1,728
100	@, L	Pre-Paid Legal Services, Inc.	5,519
400	@, L	Quanta Services, Inc.	11,308
700		Robert Half International, Inc.	22,358
200	L	Rollins, Inc.	5,312
340		Sotheby’s	14,715
720	@, L	Spherion Corp.	6,365
60	L	Strayer Education, Inc.	9,575
300	@	United Rentals, Inc.	9,780
60	@, L	Universal Technical Institute, Inc.	1,081
3,241	@@	USG People NV	102,953
580	@, L	Valassis Communications, Inc.	5,290
250	W	Viad Corp.	8,938
135	@	Volt Information Sciences, Inc.	2,032
320		Watson Wyatt Worldwide, Inc.	15,139
1,800		Western Union Co.	33,894
			918,695
		Computers: 3.1%
400	@	Affiliated Computer Services, Inc.	20,012
220		Agilysys, Inc.	3,753
60	@	Ansoft Corp.	1,793
2,900	@	Apple, Inc.	401,592
203	@, L	CACI International, Inc.	10,357
760	@, L	Cadence Design Systems, Inc.	16,507
560	@	Ceridian Corp.	19,180
690	@, L	Ciber, Inc.	5,472
400	@	Cognizant Technology Solutions Corp.	29,404
2,400	@, L	Computer Sciences Corp.	134,280
13,600	@	Dell, Inc.	384,200
100		Diebold, Inc.	4,387
140	@	DST Systems, Inc.	10,704
6,400		Electronic Data Systems Corp.	146,496
6,500	@	EMC Corp.	127,790
170		Factset Research Systems, Inc.	10,188
11,750		Hewlett-Packard Co.	579,863
100	@, L	Hutchinson Technology Incorp.	2,301
550		Imation Corp.	16,000
6,800	L	International Business Machines Corp.	793,492
170		Jack Henry & Associates, Inc.	4,461
160	@, L	Komag, Inc.	5,142
2,500	@	Lexmark International, Inc.	93,150
190	@	Manhattan Associates, Inc.	5,487
190	@	Mercury Computer Systems, Inc.	2,174
233	@, L	Micros Systems, Inc.	14,059
60		MTS Systems Corp.	2,527
4,200	@	Network Appliance, Inc.	117,012
360	@, L	Palm, Inc.	5,404
100	@, L	Radiant Systems, Inc.	1,505
190	@, L	Radisys Corp.	2,077
1,300	@, L	Sandisk Corp.	72,878
50	@	SI International, Inc.	1,541
640	@, L	SRA International, Inc.	18,054
80	@, L	Stratasys, Inc.	2,012
5,500		Sun Microsystems, Inc.	29,480

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
240	@	SYKES Enterprises, Inc.	$3,958
90	@, L	Synaptics, Inc.	3,897
910	@	Synopsys, Inc.	24,861
170	@, L	Tyler Technologies, Inc.	2,521
1,210	@	Western Digital Corp.	28,266
			3,158,237
		Cosmetics/Personal Care: 1.2%
830		Alberto-Culver Co.	19,231
700		Avon Products, Inc.	24,045
80	@, L	Chattem, Inc.	4,937
1,400		Colgate-Palmolive Co.	92,848
1,300		Estee Lauder Cos., Inc.	54,067
16,050		Procter & Gamble Co.	1,048,226
			1,243,354
		Distribution/Wholesale: 0.2%
350	@, L	Brightpoint, Inc.	4,078
230		Building Materials Holding Corp.	3,404
260	@	CDW Corp.	22,378
370	L	Fastenal Co.	16,876
480	@	Ingram Micro, Inc.	9,427
160	@, L	LKQ Corp.	4,957
130		Owens & Minor, Inc.	5,187
160	L	Pool Corp.	5,224
80	@, L	Scansource, Inc.	2,216
7,000	@@	Sumitomo Corp.	120,752
80	@	Tech Data Corp.	3,119
70	@	United Stationers, Inc.	4,131
140	L	Watsco, Inc.	6,737
			208,486
		Diversified Financial Services: 3.5%
330		AG Edwards, Inc.	27,581
1,100		American Express Co.	64,482
480	@, L	AmeriCredit Corp.	8,309
1,200		Charles Schwab Corp.	23,760
15,150		Citigroup, Inc.	710,232
200		Cme Group, Inc.	110,960
2,100	L	Countrywide Financial Corp.	41,685
1,875	@	Discover Financial Services	43,388
180	L	Eaton Vance Corp.	6,910
2,400		Fannie Mae	157,464
320	L	Financial Federal Corp.	9,763
500		Freddie Mac	30,805
2,550		Goldman Sachs Group, Inc.	448,826
290	L	IndyMac Bancorp., Inc.	7,018
230	@, L	Investment Technology Group, Inc.	9,308
630		Jefferies Group, Inc.	16,267
19,100		JP Morgan Chase & Co.	850,332
48	@@	Kenedix, Inc.	70,133
440	@, L	LaBranche & Co., Inc.	2,768
1,300	L	Lehman Brothers Holdings, Inc.	71,279
3,150		Merrill Lynch & Co., Inc.	232,155
6,150		Morgan Stanley	383,576
340		Nuveen Investments, Inc.	21,141
110	@, L	Piper Jaffray Cos.	5,650
60	@, L	Portfolio Recovery Associates, Inc.	3,082
770		Raymond James Financial, Inc.	25,248
870	@@	SFCG Co., Ltd.	121,097
1,300		SLM Corp.	65,364
135		SWS Group, Inc.	2,395
130	@, L	TradeStation Group, Inc.	1,439
40	@, L	World Acceptance, Corp.	1,240
			3,573,657
		Electric: 2.1%
90		Allete, Inc.	3,790
160	L	Alliant Energy Corp.	6,061
1,550	@, L	Aquila, Inc.	6,169
130		Avista Corp.	2,544
250	L	Black Hills Corp.	10,298
50	L	Central Vermont Public Service Corp.	1,805
90	L	Cleco Corp.	2,074
300		Dominion Resources, Inc.	25,554
1,200		Duke Energy Corp.	22,008
2,500	@	Dynegy, Inc. - Class A	20,225
7,200		Edison International	379,512
640	@	El Paso Electric Co.	14,285
680		Energy East Corp.	18,149
5,200		Entergy Corp.	538,824
1,200		Exelon Corp.	84,804
1,500		MDU Resources Group, Inc.	40,575
1,370		Northeast Utilities	37,881
310		NSTAR	10,159
840	L	OGE Energy Corp.	28,325

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
1,150		Pepco Holdings, Inc.	$32,062
500		PPL Corp.	24,130
3,000		Public Service Enterprise Group, Inc.	254,970
510	L	Puget Energy, Inc.	11,898
2,000	@@	RWE AG	225,014
70	W	SCANA Corp.	2,687
6,736	@@	Scottish & Southern Energy PLC	193,018
1,050		Sierra Pacific Resources	16,086
1,800		TXU Corp.	121,320
60		UIL Holdings Corp.	1,859
80	L	Unisource Energy Corp.	2,370
770		Westar Energy, Inc.	18,703
130		Wisconsin Energy Corp.	5,760
			2,162,919
		Electrical Components & Equipment: 0.3%
190	@	Advanced Energy Industries, Inc.	3,084
570	W	Ametek, Inc.	22,794
190	L	Belden Cdt, Inc.	9,236
180	@	Energizer Holdings, Inc.	19,067
170	@, L	Greatbatch, Inc.	5,100
150	@	Littelfuse, Inc.	5,010
300	@	Magnetek, Inc.	1,395
1,711	@@	Schneider Electric SA	226,221
120	L	Vicor Corp.	1,415
			293,322
		Electronics: 0.8%
900	@	Agilent Technologies, Inc.	32,760
730		Amphenol Corp.	26,360
100	L	Analogic Corp.	6,906
170	@, L	Arrow Electronics, Inc.	7,133
550	@	Avnet, Inc.	21,621
50	L	Bel Fuse, Inc.	1,575
330	@, L	Benchmark Electronics, Inc.	8,276
230	L	Brady Corp. - Class A	8,954
260	@, L	Checkpoint Systems, Inc.	7,241
270	@	Coherent, Inc.	8,124
360	L	CTS Corp.	4,676
140		Cubic Corp.	5,534
160	@	Cymer, Inc.	6,342
150		Daktronics, Inc.	4,125
100	@	Dionex Corp.	7,243
70	@	Electro Scientific Industries, Inc.	1,658
80	@, L	Faro Technologies, Inc.	3,217
190	@, L	FEI Co.	5,326
310	@, L	Flir Systems, Inc.	15,264
960	L	Gentex Corp.	19,238
4,500	@@	Hoya Corp.	156,025
150	@, L	Itron, Inc.	12,735
120		Keithley Instruments, Inc.	1,200
5,258	@@	Koninklijke Philips Electronics NV	207,872
80	@, L	Lojack Corp.	1,523
310	L	Methode Electronics, Inc.	4,476
230		National Instruments Corp.	7,261
100	@, L	Newport Corp.	1,381
50		Park Electrochemical Corp.	1,478
190	@	Photon Dynamics, Inc.	1,581
210	@	Planar Systems, Inc.	1,325
190	@, L	Plexus Corp.	4,516
60	@	Rogers Corp.	2,471
130	@, L	Sonic Solutions	988
110	L	Technitrol, Inc.	3,025
400	@	Thermo Electron Corp.	21,692
520	@	Thomas & Betts Corp.	28,803
550	@, L	Trimble Navigation Ltd.	19,421
300	@, L	TTM Technologies, Inc.	3,504
1,926	@	Tyco Electronics Ltd.	67,160
260	@	Varian, Inc.	15,605
690	@	Vishay Intertechnology, Inc.	9,129
110	L	Watts Water Technologies, Inc.	3,896
150	L	Woodward Governor Co.	8,810
270	L	X-Rite, Inc.	3,861
			791,311
		Energy - Alternate Sources: 0.0%
280	@, L	Headwaters, Inc.	4,626
			4,626
		Engineering & Construction: 0.1%
390	@	Dycom Industries, Inc.	11,517
430	@	EMCOR Group, Inc.	13,481
290	L	Granite Construction, Inc.	15,788
70	@, L	Insituform Technologies, Inc.	1,154
440	@, L	Jacobs Engineering Group, Inc.	29,080
770	@	KBR, Inc.	25,287

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
370	@, L	Shaw Group, Inc.	$18,519
280	@, L	URS Corp.	14,963
			129,789
		Entertainment: 0.1%
700		International Game Technology	26,719
380	@, L	Macrovision Corp.	9,017
270	@, L	Pinnacle Entertainment, Inc.	7,511
160	@, L	Scientific Games Corp.	5,582
250	@, L	Shuffle Master, Inc.	3,708
			52,537
		Environmental Control: 0.1%
60	L	Mine Safety Appliances Co.	2,875
170		Republic Services, Inc.	5,285
290	@, L	Stericycle, Inc.	14,471
230	@, L	Tetra Tech, Inc.	4,508
480	@	Waste Connections, Inc.	14,602
800		Waste Management, Inc.	30,136
			71,877
		Food: 1.5%
112,000	@@	China Yurun Food Group Ltd.	134,623
441		Corn Products International, Inc.	19,933
1,400	@	Dean Foods Co.	37,604
325		Flowers Foods, Inc.	6,708
7,005		General Mills, Inc.	391,439
50	@, L	Great Atlantic & Pac Tea Co.	1,568
270	@, L	Hain Celestial Group, Inc.	7,900
1,800		HJ Heinz Co.	81,162
463	L	Hormel Foods Corp.	16,497
40		J&J Snack Foods Corp.	1,502
1,900		Kraft Foods, Inc.	60,914
120		Lance, Inc.	2,989
130	L	Nash Finch Co.	4,876
879	@@	Nestle SA	383,104
110	@	Performance Food Group Co.	3,128
110	@, L	Ralcorp Holdings, Inc.	6,797
520		Ruddick Corp.	16,942
120	L	Sanderson Farms, Inc.	5,033
440	@	Smithfield Foods, Inc.	14,401
110		Spartan Stores, Inc.	2,798
14,073	@@	Tate & Lyle PLC	160,667
230	@, L	TreeHouse Foods, Inc.	6,192
190	@, L	United Natural Foods, Inc.	5,100
1,100	L	Whole Foods Market, Inc.	48,686
1,176	@@	Wimm-Bill-Dann Foods OJSC ADR	120,375
			1,540,938
		Forest Products & Paper: 0.2%
640		Bowater, Inc.	10,778
290	@	Buckeye Technologies, Inc.	4,515
20		Deltic Timber Corp.	1,144
120		Louisiana-Pacific Corp.	2,248
130	L	Neenah Paper, Inc.	4,510
290		Rock-Tenn Co.	8,407
70		Schweitzer-Mauduit International, Inc.	1,595
7,900	@, @@	Smurfit Kappa PLC	172,858
400		Temple-Inland, Inc.	22,032
280		Wausau Paper Corp.	3,144
			231,231
		Gas: 0.1%
150		Atmos Energy Corp.	4,217
508		Energen Corp.	27,280
340	L	Northwest Natural Gas Co.	15,796
190	L	Piedmont Natural Gas Co.	5,016
40		South Jersey Industries, Inc.	1,356
440		Southern Union Co.	13,134
560	L	Southwest Gas Corp.	16,246
922		UGI Corp.	23,557
810	L	WGL Holdings, Inc.	26,641
			133,243
		Hand/Machine Tools: 0.3%
140		Baldor Electric Co.	5,830
1,700		Black & Decker Corp.	147,475
30		Kennametal, Inc.	2,420
90		Lincoln Electric Holdings, Inc.	6,475
90	L	Regal-Beloit Corp.	4,546
1,900		Snap-On, Inc.	93,062
			259,808
		Healthcare - Products: 2.0%
450	@, L	Advanced Medical Optics, Inc.	12,933
280	@, L	American Medical Systems Holdings, Inc.	5,152
110	@, L	Arthrocare Corp.	6,162
1,800		Baxter International, Inc.	98,568
150	L	Beckman Coulter, Inc.	10,793

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300		Becton Dickinson & Co.	$23,082
250	@, L	Biolase Technology, Inc.	1,730
3,100	@	Boston Scientific Corp.	39,773
50	@, L	Conmed Corp.	1,453
210	L	Cooper Cos., Inc.	10,240
1,926	@, @@	Covidien Ltd.	76,713
500		CR Bard, Inc.	41,695
90	@	Cyberonics	1,358
500	@	Cytyc Corp.	21,370
40		Datascope Corp.	1,334
1,148		Densply International, Inc.	45,208
120	@	DJO, Inc.	5,842
540	@, L	Edwards Lifesciences Corp.	26,082
320	@	Gen-Probe, Inc.	20,486
200	@, L	Haemonetics Corp.	9,928
380	@	Henry Schein, Inc.	22,112
140	L	Hillenbrand Industries	8,057
308	@, L	Hologic, Inc.	16,370
120	@, L	ICU Medical, Inc.	4,537
148	@, L	Idexx Laboratories, Inc.	16,539
300	@	Immucor, Inc.	10,005
150	@, L	Intuitive Surgical, Inc.	33,192
60	L	Invacare Corp.	1,390
17,000		Johnson & Johnson	1,050,430
50	@, L	Kensey Nash Corp.	1,192
190	@, L	Kyphon, Inc.	12,705
140	L	LCA-Vision, Inc.	4,809
2,900		Medtronic, Inc.	153,236
240	L	Mentor Corp.	10,702
130	L	Meridian Bioscience, Inc.	3,354
260	@	Osteotech, Inc.	1,890
120	@, L	Palomar Medical Technologies, Inc.	3,780
50	L	PolyMedica Corp.	2,589
140	@, L	Possis Medical, Inc.	1,513
440	@, L	PSS World Medical, Inc.	8,395
230	@, L	Resmed, Inc.	9,352
364	@	Respironics, Inc.	17,265
800	@	St. Jude Medical, Inc.	34,856
500		Stryker Corp.	33,400
110	@, L	SurModics, Inc.	5,308
100	@, L	Symmetry Medical, Inc.	1,603
380	@	Techne Corp.	23,944
500	@, L	Varian Medical Systems, Inc.	20,195
140	@, L	Ventana Medical Systems	11,451
300	@	Zimmer Holdings, Inc.	23,499
			2,007,572
		Healthcare - Services: 1.1%
1,350		Aetna, Inc.	68,729
100	@, L	Amedisys, Inc.	3,778
290	@	AMERIGROUP Corp.	9,184
220	@	Amsurg Corp.	5,190
300	@, L	Centene Corp.	6,063
80	@	Community Health Systems, Inc.	2,778
90	@, W, L	Covance, Inc.	6,599
1,550	@, L	Coventry Health Care, Inc.	88,924
4,300	@@	Fresenius Medical Care AG & Co. KGaA	211,524
190	@, L	Gentiva Health Services, Inc.	3,941
530	L	Health Management Associates, Inc.	3,609
590	@	Health Net, Inc.	32,326
210	@, L	Healthways, Inc.	10,458
1,200	@	Humana, Inc.	76,908
740	@, L	Lincare Holdings, Inc.	26,633
90	@, L	Matria Healthcare, Inc.	2,291
60	@, L	Medcath Corp.	1,761
120	@, L	Odyssey HealthCare, Inc.	1,174
300	@	Pediatrix Medical Group, Inc.	17,895
140	@, L	Psychiatric Solutions, Inc.	5,160
70	@, L	Res-Care, Inc.	1,492
280	@, L	Sierra Health Services, Inc.	11,760
170	@, L	Sunrise Senior Living, Inc.	6,088
6,400		UnitedHealth Group, Inc.	320,064
50		Universal Health Services, Inc.	2,640
170	@, L	WellCare Health Plans, Inc.	16,779
2,050	@	WellPoint, Inc.	165,210
			1,108,958
		Holding Companies - Diversified: 0.1%
1,254	@@	LVMH Moet Hennessy Louis Vuitton SA	139,582
			139,582
		Home Builders: 0.3%
500	@, L	Champion Enterprises, Inc.	5,775
220	@, L	Fleetwood Enterprises	2,050
40,500	@, @@	Haseko Corp.	109,101

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders (continued)
170	@, L	Hovnanian Enterprises, Inc.	$2,018
2,900	L	KB Home	87,986
490	L	MDC Holdings, Inc.	21,800
200	@, L	Meritage Homes Corp.	3,624
30	@, L	NVR, Inc.	16,785
120	L	Ryland Group, Inc.	3,437
380	L	Standard-Pacific Corp.	3,811
303	L	Thor Industries, Inc.	13,329
480	@, L	Toll Brothers, Inc.	10,253
210		Winnebago Industries	5,601
			285,570
		Home Furnishings: 0.2%
170	@, L	Audiovox Corp.	1,777
250	L	Ethan Allen Interiors, Inc.	8,400
300	L	Harman International Industries, Inc.	34,017
140		La-Z-Boy, Inc.	1,350
7,000	@@	Matsushita Electric Industrial Co., Ltd.	122,017
40	@, L	Universal Electronics, Inc.	1,160
			168,721
		Household Products/Wares: 0.3%
720		American Greetings Corp.	17,813
540	L	Blyth, Inc.	12,074
300	@, L	Central Garden and Pet Co.	3,780
200	@, L	Fossil, Inc.	6,702
2,900	@@	Henkel KGaA - Vorzug	150,093
1,500		Kimberly-Clark Corp.	103,035
280	@, L	Playtex Products, Inc.	5,096
70		Scotts Miracle-Gro Co.	3,168
401	@, L	Spectrum Brands, Inc.	2,262
460		Tupperware Corp.	14,163
60	L	WD-40 Co.	2,086
			320,272
		Housewares: 0.0%
80	L	Libbey, Inc.	1,448
30	L	National Presto Industries, Inc.	1,655
150		Toro Co.	8,873
			11,976
		Insurance: 3.6%
2,700	@@	ACE Ltd.	155,952
5,800		Allstate Corp.	317,550
1,029	L	American Financial Group, Inc.	29,018
8,350		American International Group, Inc.	551,100
760	L	Arthur J Gallagher & Co.	22,443
470	L	Brown & Brown, Inc.	12,652
5,550		Chubb Corp.	283,772
1,500		Cigna Corp.	77,520
390		Commerce Group, Inc.	12,433
380		Delphi Financial Group	15,314
470	@@	Everest Re Group Ltd.	47,884
460		Fidelity National Title Group, Inc.	8,367
170		First American Corp.	7,111
6,500		Genworth Financial, Inc.	188,370
410		Hanover Insurance Group, Inc.	17,540
2,738		Hartford Financial Services Group, Inc.	243,436
900		HCC Insurance Holdings, Inc.	24,849
120		Hilb Rogal & Hobbs Co.	5,604
240	L	Horace Mann Educators Corp.	4,642
100		Infinity Property & Casualty Corp.	4,146
119		Landamerica Financial Group, Inc.	6,591
84,407	@@	Legal & General Group PLC	247,596
260		Mercury General Corp.	13,697
6,000		Metlife, Inc.	384,300
996		Old Republic International Corp.	18,117
352	@	Philadelphia Consolidated Holding Co.	14,087
300	L	Presidential Life Corp.	5,190
280	@, L	ProAssurance Corp.	14,722
750		Protective Life Corp.	31,350
3,959		Prudential Financial, Inc.	355,439
350	L	Radian Group, Inc.	6,174
190		RLI Corp.	11,429
120		Safety Insurance Group, Inc.	4,097
570		Selective Insurance Group	12,027
310		Stancorp Financial Group, Inc.	14,601
50		Stewart Information Services Corp.	1,853
60		Tower Group, Inc.	1,507
4,800		Travelers Cos., Inc.	242,592
110		United Fire & Casualty Co.	4,179
420	L	Unitrin, Inc.	19,093
1,077		WR Berkley Corp.	32,192
240		Zenith National Insurance Corp.	10,346
696	@@	Zurich Financial Services AG	199,891
			3,680,773

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 1.0%
700	@, L	Akamai Technologies, Inc.	$22,554
1,700	@, L	Amazon.com, Inc.	135,847
140	@, L	Authorize.Net Holdings, Inc.	2,548
140	@	Avocent Corp.	4,133
60	@, L	Blue Coat Systems, Inc.	5,005
90	@, L	Blue Nile, Inc.	7,598
370	@, L	Checkfree Corp.	17,105
130	@, L	Cybersource Corp.	1,585
160	@, L	Digital River, Inc.	7,418
3,400	@	eBay, Inc.	115,940
320	@	F5 Networks, Inc.	11,190
700	@	Google, Inc. - Class A	360,675
2,200	@, L	IAC/InterActiveCorp.	61,138
230	@, L	Infospace, Inc.	3,222
220	@, L	j2 Global Communications, Inc.	7,480
140	@, L	Knot, Inc.	2,933
770	@	McAfee, Inc.	27,528
480	@	Napster, Inc.	1,454
250	@, L	NetFlix, Inc.	4,380
200	@	PC-Tel, Inc.	1,550
140	@, L	Perficient, Inc.	3,265
370	@, L	Secure Computing Corp.	3,323
120	@, L	Stamps.com, Inc.	1,457
6,400	@	Symantec Corp.	120,384
420	L	United Online, Inc.	6,035
440	@	Valueclick, Inc.	8,818
230	@, L	Websense, Inc.	4,731
3,400	@	Yahoo!, Inc.	77,282
			1,026,578
		Iron/Steel: 0.5%
200		Allegheny Technologies, Inc.	19,878
80		Carpenter Technology Corp.	9,347
240		Chaparral Steel Co.	20,520
170	L	Cleveland-Cliffs, Inc.	12,966
120	@	Material Sciences Corp.	1,307
2,900		Nucor Corp.	153,410
250		Reliance Steel & Aluminum Co.	13,243
130	L	Ryerson, Inc.	4,334
270		Steel Dynamics, Inc.	11,713
33,000	@@	Sumitomo Metal Industries Ltd.	166,442
1,100		United States Steel Corp.	103,928
			517,088
		Leisure Time: 0.3%
500		Carnival Corp.	22,795
22,865	@@	First Choice Holidays PLC	137,005
2,700	L	Harley-Davidson, Inc.	145,233
100	@, L	Life Time Fitness, Inc.	5,557
150	@, L	Multimedia Games, Inc.	1,455
150	L	Nautilus, Inc.	1,428
246	L	Polaris Industries, Inc.	11,747
150	@, L	WMS Industries, Inc.	4,416
			329,636
		Lodging: 0.1%
110		Boyd Gaming Corp.	4,494
700		Harrah’s Entertainment, Inc.	60,039
1,400		Hilton Hotels Corp.	64,330
70		Marcus Corp.	1,478
60	@, L	Monarch Casino & Resort, Inc.	1,702
			132,043
		Machinery - Construction & Mining: 0.5%
100	@, L	Astec Industries, Inc.	5,058
8,936	@@	Atlas Copco AB - Class B	142,070
1,600		Caterpillar, Inc.	121,232
5,800	@@	Hitachi Construction Machinery Co., Ltd.	203,901
560		Joy Global, Inc.	24,298
300	@	Terex Corp.	23,964
			520,523
		Machinery - Diversified: 0.3%
580	@, L	AGCO Corp.	25,056
70		Albany International Corp.	2,726
260	L	Applied Industrial Technologies, Inc.	8,315
210	L	Briggs & Stratton Corp.	6,130
70	L	Cascade Corp.	5,153
140	L	Cognex Corp.	2,583
1,200		Cummins, Inc.	142,104
200		Deere & Co.	27,212
150	L	Flowserve Corp.	10,712
190	@, L	Gardner Denver, Inc.	7,583
80	L	Graco, Inc.	3,233
350		IDEX Corp.	13,465
110	@, L	Intevac, Inc.	1,797

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
40	L	Lindsay Manufacturing Co.	$1,621
310		Manitowoc Co., Inc.	24,642
360		Nordson Corp.	18,076
80	L	Robbins & Myers, Inc.	4,334
300		Rockwell Automation, Inc.	21,138
170	@, L	Zebra Technologies Corp.	6,171
			332,051
		Media: 1.3%
490		Belo Corp.	8,448
2,000		Clear Channel Communications, Inc.	74,520
6,200	@, L	Comcast Corp. – Class A	161,758
70		John Wiley & Sons, Inc.	2,903
1,250		McGraw-Hill Cos., Inc.	63,075
4,100		News Corp. - Class A	82,943
210	@, W, L	Radio One, Inc.	821
7,800		Time Warner, Inc.	148,044
1,000	@	Viacom - Class B	39,460
5,670	@@	Vivendi	231,129
14,350		Walt Disney Co.	482,160
10		Washington Post	7,657
			1,302,918
		Metal Fabricate/Hardware: 0.1%
140	L	AM Castle & Co.	4,078
860		Commercial Metals Co.	24,845
80		Kaydon Corp.	4,224
40	L	Lawson Products	1,461
210		Mueller Industries, Inc.	7,274
200		Precision Castparts Corp.	26,062
217	L	Quanex Corp.	9,398
210		Timken Co.	7,468
70	L	Valmont Industries, Inc.	6,243
110		Worthington Industries	2,328
			93,381
		Mining: 0.6%
3,300		Alcoa, Inc.	120,549
80		Amcol International Corp.	2,577
8,861	@@	BHP Billiton Ltd.	278,216
90	@	Brush Engineered Materials	4,347
120	@, L	Century Aluminum Co.	5,902
1,400		Freeport-McMoRan Copper & Gold, Inc.	122,388
1,700		Newmont Mining Corp.	71,842
100	@	RTI International Metals, Inc.	6,972
200		Vulcan Materials Co.	18,002
			630,795
		Miscellaneous Manufacturing: 3.0%
1,700		3M Co.	154,683
280	L	Acuity Brands, Inc.	14,711
120	L	AO Smith Corp.	5,784
220		Aptargroup, Inc.	7,993
170		Barnes Group, Inc.	5,348
90		Brink’s Co.	5,162
130	@, L	Ceradyne, Inc.	9,396
190	L	Clarcor, Inc.	7,357
620		Crane Co.	27,770
110		Donaldson Co., Inc.	4,200
2,000	L	Eastman Kodak Co.	53,340
2,700		Eaton Corp.	254,394
160	@, L	EnPro Industries, Inc.	6,686
32,939		General Electric Co.	1,280,299
190		Harsco Corp.	10,574
900		Honeywell International, Inc.	50,535
400		Illinois Tool Works, Inc.	23,268
1,300		ITT Corp.	88,387
11,000	@@	Konica Minolta Holdings, Inc.	172,044
160	@	Lydall, Inc.	1,674
130	L	Myers Industries, Inc.	2,769
2,600		Parker Hannifin Corp.	279,422
640	L	Pentair, Inc.	23,763
340	L	Roper Industries, Inc.	21,519
2,912	@@	Siemens AG	366,134
110		SPX Corp.	9,906
120		Standex International Corp.	3,004
190	@, L	Sturm Ruger & Co., Inc.	3,466
489		Teleflex, Inc.	38,030
310		Tredegar Corp.	5,419
190	L	Trinity Industries, Inc.	7,138
1,926	@@	Tyco International Ltd.	85,052
			3,029,227
		Office Furnishings: 0.0%
575		Herman Miller, Inc.	16,687
350	L	HNI, Corp.	14,294
230	L	Interface, Inc.	4,149
			35,130

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 5.7%
500		Anadarko Petroleum Corp.	$24,490
180	@, L	Atwood Oceanics, Inc.	13,678
140	@, L	Bill Barrett Corp.	4,934
500		Cabot Oil & Gas Corp.	16,670
11,703		Chevron Corp.	1,027,055
820		Cimarex Energy Co.	29,364
7,800		ConocoPhillips	638,742
300	@, L	Denbury Resources, Inc.	11,934
300		Devon Energy Corp.	22,593
400		ENSCO International, Inc.	21,688
6,100	@@	ERG S.p.A.	136,072
23,900		ExxonMobil Corp.	2,048,947
250	@, L	Forest Oil Corp.	9,663
550		Frontier Oil Corp.	22,567
950		Helmerich & Payne, Inc.	29,916
400		Hess Corp.	24,548
5,900		Marathon Oil Corp.	317,951
340	@	Newfield Exploration Co.	14,787
800		Noble Corp.	39,248
970		Noble Energy, Inc.	58,268
3,200		Occidental Petroleum Corp.	181,408
320		Patterson-UTI Energy, Inc.	6,870
70	L	Penn Virginia Corp.	2,794
2,048	@@	Petroleo Brasileiro SA ADR	126,648
60	@, L	Petroleum Development Corp.	2,402
250	@, L	Pioneer Drilling Co.	3,040
180	L	Pioneer Natural Resources Co.	7,389
350	@	Plains Exploration & Production Co.	13,136
250		Pogo Producing Co.	12,453
630	@, L	Pride International, Inc.	22,157
90	@, L	Quicksilver Resources, Inc.	3,596
6,758	@@	Royal Dutch Shell PLC - Class B	263,530
550	@	Southwestern Energy Co.	20,455
340		St. Mary Land & Exploration Co.	11,339
40	@, L	Stone Energy Corp.	1,318
150	@, L	Swift Energy Co.	5,583
3,400	@@	Total SA	254,979
700	@	Transocean, Inc.	73,563
270	@	Unit Corp.	13,246
3,150	L	Valero Energy Corp.	215,807
400		XTO Energy, Inc.	21,744
			5,776,572
		Oil & Gas Services: 1.1%
600		Baker Hughes, Inc.	50,316
260	@, L	Cameron International Corp.	21,260
50	L	Carbo Ceramics, Inc.	2,340
150	@, L	Dril-Quip, Inc.	7,059
260	@, L	Exterran Holdings, Inc.	20,150
200	@	FMC Technologies, Inc.	18,940
700	@	Grant Prideco, Inc.	38,710
40	L	Gulf Island Fabrication, Inc.	1,423
7,669		Halliburton Co.	265,271
470	@, L	Helix Energy Solutions Group, Inc.	18,062
140	@, L	Hornbeck Offshore Services, Inc.	5,341
230	@, L	Input/Output, Inc.	3,264
100		Lufkin Industries, Inc.	5,687
160	@, L	Matrix Service Co.	3,027
90	@, L	Natco Group, Inc. - Class A	4,495
400	@	National Oilwell Varco, Inc.	51,200
240	@	Oceaneering International, Inc.	16,118
7,200	@, @@	Petroleum Geo-Services ASA	169,150
3,900		Schlumberger Ltd.	376,350
190	@, L	SEACOR Holdings, Inc.	16,682
220	@	Superior Energy Services	8,540
290	@, L	Tetra Technologies, Inc.	5,797
800	@, L	Weatherford International Ltd.	46,704
170	@	W-H Energy Services, Inc.	10,805
			1,166,691
		Packaging & Containers: 0.2%
4,300	@	Pactiv Corp.	125,775
980		Sonoco Products Co.	35,300
			161,075
		Pharmaceuticals: 3.4%
3,300		Abbott Laboratories	171,303
400		Allergan, Inc.	24,004
150	L	Alpharma, Inc.	3,435
4,150		AmerisourceBergen Corp.	198,578
3,853	@@	AstraZeneca PLC	189,889
80	@, L	Bradley Pharmaceuticals, Inc.	1,565
8,800	L	Bristol-Myers Squibb Co.	256,520

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
700		Cardinal Health, Inc.	$47,866
380	@, L	Cephalon, Inc.	28,519
2,100		Eli Lilly & Co.	120,435
690	@, L	Endo Pharmaceuticals Holdings, Inc.	21,997
2,900	@	Forest Laboratories, Inc.	109,127
2,700	@	Gilead Sciences, Inc.	98,199
11,000	@@	GlaxoSmithKline PLC	287,063
150	@, L	HealthExtras, Inc.	4,217
4,950	@	King Pharmaceuticals, Inc.	74,399
400	@	Medco Health Solutions, Inc.	34,180
470	L	Medicis Pharmaceutical Corp.	14,354
7,200		Merck & Co., Inc.	361,224
480	@, L	MGI Pharma, Inc.	11,314
3,800		Mylan Laboratories	57,380
370	@	NBTY, Inc.	13,579
230	@	Noven Pharmaceuticals, Inc.	3,510
1,527	@@	Omega Pharma SA	134,570
380		Omnicare, Inc.	12,399
100	@, L	PetMed Express, Inc.	1,499
21,100		Pfizer, Inc.	524,124
140	@, L	Pharmerica Corp.	2,482
1,440	@@	Roche Holding AG	250,841
7,900		Schering-Plough Corp.	237,158
200	@, L	Sciele Pharma, Inc.	4,616
570	@, L	Sepracor, Inc.	16,627
410	@	Theragenics Corp.	1,702
80	@, L	USANA Health Sciences, Inc.	3,046
150	L	Valeant Pharmaceuticals International	2,366
400	@, L	VCA Antech, Inc.	16,356
420	@, L	Viropharma, Inc.	4,162
2,000		Wyeth	92,600
			3,437,205
		Pipelines: 0.1%
1,800		El Paso Corp.	28,566
300		Equitable Resources, Inc.	14,757
500	L	National Fuel Gas Co.	22,170
860	L	Oneok, Inc.	40,291
700		Williams Cos., Inc.	21,700
			127,484
		Real Estate: 0.3%
9,000	@@	Cheung Kong Holdings Ltd.	132,322
5,000	@@	Mitsui Fudosan Co., Ltd.	130,806
			263,128
		Retail: 3.5%
200	@, L	99 Cents Only Stores	2,470
190		Advance Auto Parts, Inc.	6,756
660	@, L	Aeropostale, Inc.	13,662
1,212		American Eagle Outfitters	31,306
200	@, L	AnnTaylor Stores Corp.	6,268
320		Applebees International, Inc.	7,939
1,000	@, L	Autozone, Inc.	121,290
70		Barnes & Noble, Inc.	2,525
1,400	L	Best Buy Co., Inc.	61,530
80		Big 5 Sporting Goods Corp.	1,664
2,300	@, L	Big Lots, Inc.	68,471
80	@, L	BJ’s Wholesale Club, Inc.	2,800
280		Brinker International, Inc.	8,075
240		Brown Shoe Co., Inc.	5,482
90	@	California Pizza Kitchen, Inc.	1,841
720	@	Carmax, Inc.	16,315
170		Casey’s General Stores, Inc.	4,821
190		Cash America International, Inc.	6,851
220	L	Cato Corp.	4,855
70	L	CBRL Group, Inc.	2,619
300	@, L	CEC Entertainment, Inc.	9,210
110	@, L	Charlotte Russe Holding, Inc.	1,922
300	@, L	Charming Shoppes, Inc.	2,712
90	@, L	Cheesecake Factory	2,244
620	@	Chico’s FAS, Inc.	9,908
70	@, L	Childrens Place Retail Stores, Inc.	2,013
230		Christopher & Banks Corp.	2,778
250	L	CKE Restaurants, Inc.	4,238
120	@	Coldwater Creek, Inc.	1,493
439	@, L	Collective Brands, Inc.	10,374
160	@	Copart, Inc.	4,694
5,300		Costco Wholesale Corp.	327,275
4,000		CVS Caremark Corp.	151,280
50	@, L	Dick’s Sporting Goods, Inc.	3,245
610	@	Dollar Tree Stores, Inc.	26,505
6,200	@@	Don Quijote Co., Ltd.	127,760
350	@, L	Dress Barn, Inc.	6,125
4,000		Family Dollar Stores, Inc.	117,120

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
70	@, L	First Cash Financial Services, Inc.	$1,499
150		Foot Locker, Inc.	2,507
120		Fred’s, Inc.	1,248
690	@	GameStop Corp.	34,597
110	@, L	Genesco, Inc.	5,048
40		Group 1 Automotive, Inc.	1,402
150	@, L	Guitar Center, Inc.	8,489
160	@, L	Hibbett Sporting Goods, Inc.	3,990
5,400		Home Depot, Inc.	206,874
370	@, L	HOT Topic, Inc.	3,097
110	L	IHOP Corp.	6,916
250	@, L	Insight Enterprises, Inc.	5,930
190	@	Jack in the Box, Inc.	11,822
2,700		JC Penney Co., Inc.	185,652
180	@, L	Jo-Ann Stores, Inc.	4,050
130	@, L	JOS A Bank Clothiers, Inc.	3,920
80		Longs Drug Stores Corp.	4,218
3,600		Lowe’s Cos., Inc.	111,816
700		Macy’s, Inc.	22,204
8,600		McDonald’s Corp.	423,550
322		Men’s Wearhouse, Inc.	16,319
50		Movado Group, Inc.	1,475
130		MSC Industrial Direct Co.	6,734
500		Nordstrom, Inc.	24,050
250	@	O’Reilly Automotive, Inc.	8,885
130	@, L	Panera Bread Co.	5,686
70	@	Papa John’s International, Inc.	1,775
350	L	Pep Boys-Manny Moe & Jack	5,737
390	L	Petsmart, Inc.	13,533
230	@, L	PF Chang’s China Bistro, Inc.	7,758
5,877	@@	Punch Taverns PLC	130,694
3,000	L	RadioShack Corp.	71,310
150	@, L	Rare Hospitality International, Inc.	5,666
50	@, L	Red Robin Gourmet Burgers, Inc.	1,924
630		Regis Corp.	20,796
480		Ross Stores, Inc.	13,358
330	@, L	Saks, Inc.	5,336
120	@, L	School Specialty, Inc.	4,373
200	@, L	Sears Holding Corp.	28,712
302	@, L	Select Comfort Corp.	5,179
6,300	@@	Seven & I Holdings Co., Ltd.	167,981
508	@, L	Sonic Corp.	11,085
120		Stage Stores, Inc.	2,080
1,200	@	Starbucks Corp.	33,060
140		Stein Mart, Inc.	1,229
2,300	L	Target Corp.	151,639
270	@, L	Texas Roadhouse, Inc.	3,459
200	L	The Finish Line - Class A	1,128
2,100	L	TJX Cos., Inc.	64,029
140	@, L	Tractor Supply Co.	6,742
650		Triarc Cos.	9,984
164	@, L	Tween Brands, Inc.	4,838
300	@, L	Urban Outfitters, Inc.	6,870
1,500		Walgreen Co.	67,605
6,900		Wal-Mart Stores, Inc.	301,047
2,800		Wendy’s International, Inc.	92,092
190	L	Williams-Sonoma, Inc.	6,333
120	L	World Fuel Services Corp.	4,626
160	@, L	Zale Corp.	3,595
			3,555,987
		Savings & Loans: 0.4%
150		Astoria Financial Corp.	3,911
440	L	Bankunited Financial Corp.	7,524
30	L	Downey Financial Corp.	1,698
620	L	First Niagara Financial Group, Inc.	8,761
240	@, L	FirstFed Financial Corp.	12,060
120	L	Flagstar Bancorp., Inc.	1,476
140		MAF Bancorp., Inc.	7,517
1,370		New York Community Bancorp., Inc.	24,235
290	L	Washington Federal, Inc.	7,697
8,300		Washington Mutual, Inc.	304,776
			379,655
		Semiconductors: 1.7%
440	@, L	Actel Corp.	4,950
1,800	@, L	Advanced Micro Devices, Inc.	23,400
340	@, L	AMIS Holdings, Inc.	3,526
2,900		Applied Materials, Inc.	61,944
2,240	@, L	Atmel Corp.	11,872
100	@, L	ATMI, Inc.	3,016
280	@	Axcelis Technologies, Inc.	1,319
1,100	@	Broadcom Corp.	37,950
520	@	Brooks Automation, Inc.	7,358

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
80	@, L	Cabot Microelectronics Corp.	$3,338
110		Cohu, Inc.	2,177
240	@, L	Cree, Inc.	6,384
430	@	Cypress Semiconductor Corp.	10,767
90	@, L	Diodes, Inc.	2,728
260	@	DSP Group, Inc.	4,532
2,300	@, @@	Elpida Memory, Inc.	88,846
260	@	Exar Corp.	3,468
810	@, L	Fairchild Semiconductor International, Inc.	15,196
160	@	Integrated Device Technology, Inc.	2,502
19,100		Intel Corp.	491,825
310	@, L	International Rectifier Corp.	10,667
700		Intersil Corp.	23,324
3,200		KLA-Tencor Corp.	183,904
440	@, L	Kulicke & Soffa Industries, Inc.	3,758
601	@, L	Lam Research Corp.	32,232
400	@	MEMC Electronic Materials, Inc.	24,568
500	L	Micrel, Inc.	5,475
691	L	Microchip Technology, Inc.	26,617
330	@, L	Microsemi Corp.	8,369
110	@, L	MKS Instruments, Inc.	2,424
2,000	L	National Semiconductor Corp.	52,640
900	@	Nvidia Corp.	46,044
390	@, L	Pericom Semiconductor Corp.	4,493
380	@, L	Photronics, Inc.	4,400
770	@, L	Semtech Corp.	13,737
6,300	@@	Shinko Electric Industries	139,212
160	@	Silicon Laboratories, Inc.	5,907
950	@, L	Skyworks Solutions, Inc.	7,496
120	@	Standard Microsystems Corp.	4,318
40	@, L	Supertex, Inc.	1,434
9,855	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,762
5,700	@, L	Teradyne, Inc.	84,873
3,100		Texas Instruments, Inc.	106,144
90	@	Ultratech, Inc.	1,290
412	@	Varian Semiconductor Equipment Associates, Inc.	22,920
80	@, L	Veeco Instruments, Inc.	1,408
			1,702,514
		Software: 2.1%
150	@	Aci Worldwide, Inc.	3,897
990	@	Activision, Inc.	19,295
310		Acxiom Corp.	7,595
1,400	@, L	Adobe Systems, Inc.	59,850
60	@, L	Advent Software, Inc.	2,404
210	@, L	Allscripts Healthcare Solutions, Inc.	4,748
320	@, L	Ansys, Inc.	10,602
2,500	@	Autodesk, Inc.	115,800
180	@, L	Avid Technology, Inc.	5,549
170		Blackbaud, Inc.	4,296
4,300	@	BMC Software, Inc.	131,666
950		BroADRidge Financial Solutions ADR	17,262
8,400		CA, Inc.	211,596
700	@	Captaris, Inc.	3,752
170	@, L	Cerner Corp.	9,697
600	@, L	Citrix Systems, Inc.	21,810
120	@, L	Concur Technologies, Inc.	3,214
620	@, L	CSG Systems International	14,334
200	@	Digi International, Inc.	2,830
140		Dun & Bradstreet Corp.	13,657
240	@	eFunds Corp.	8,707
800	@	Electronic Arts, Inc.	42,352
110	@, L	Epicor Software Corp.	1,463
120	L	Fair Isaac Corp.	4,439
2,600		First Data Corp.	86,372
160		Global Payments, Inc.	6,317
510	@, L	Informatica Corp.	7,120
160	@, L	JDA Software Group, Inc.	3,320
120	@	Mantech International Corp.	4,291
26,950		Microsoft Corp.	774,274
270		MoneyGram International, Inc.	5,743
5,200	@	Novell, Inc.	38,688
11,900	@	Oracle Corp.	241,332
200	@	Parametric Technology Corp.	3,522
210	@, L	Phase Forward, Inc.	3,746
130	@	Phoenix Technologies Ltd.	1,421
270	@, L	Progress Software Corp.	8,240
40	L	Quality Systems, Inc.	1,474
120	@, L	SPSS, Inc.	4,890
900	@	Sybase, Inc.	20,745
300	@, L	Take-Two Interactive Software, Inc.	4,794
8,323	@, @@	Tele Atlas NV	231,151
240	@	THQ, Inc.	6,910

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
300	@, L	Wind River Systems, Inc.	$3,165
			2,178,330
		Storage/Warehousing: 0.0%
130	@, L	Mobile Mini, Inc.	3,147
			3,147
		Telecommunications: 4.2%
1,540	@	3Com Corp.	5,775
980	@	Adaptec, Inc.	3,655
510	@	ADC Telecommunications, Inc.	9,333
120	L	Adtran, Inc.	3,208
13,418	@@	Alcatel SA	146,552
1,400		Alltel Corp.	95,564
660	@, L	Andrew Corp.	9,293
120	@, L	Anixter International, Inc.	9,212
610	@	Arris Group, Inc.	9,260
20,616		AT&T, Inc.	821,960
1,700	@	Avaya, Inc.	28,611
100		Black Box Corp.	4,095
330	@	C-COR, Inc.	3,798
3,400		CenturyTel, Inc.	163,132
2,690	@	Cincinnati Bell, Inc.	13,127
27,450	@	Cisco Systems, Inc.	876,204
150	@, L	CommScope, Inc.	8,490
130	@, L	Comtech Telecommunications	5,533
5,200		Corning, Inc.	121,524
110	L	CT Communications, Inc.	3,465
300	@, L	Ditech Networks, Inc.	1,539
800		Embarq Corp.	49,936
130	@	General Communication, Inc.	1,645
220	@, L	Harmonic, Inc.	2,193
674		Harris Corp.	40,999
1,900	@	Juniper Networks, Inc.	62,548
6,600		Motorola, Inc.	111,870
140	@	Netgear, Inc.	3,928
230	@, L	Network Equipment Technologies, Inc.	2,452
210	@, L	NeuStar, Inc.	6,640
200	@, L	Novatel Wireless, Inc.	4,568
1,547	@@	Orascom Telecom GDR	89,244
90	L	Plantronics, Inc.	2,556
250	@	Polycom, Inc.	7,578
7,100		Qualcomm, Inc.	283,219
13,000	@, L	Qwest Communications International, Inc.	116,350
1,650	@, L	RF Micro Devices, Inc.	9,818
12,083	@@	Royal KPN NV	188,668
6,600		Sprint Nextel Corp.	124,872
430	@, L	Symmetricom, Inc.	2,146
101,028	@@	Telecom Italia S.p.A. RNC	226,850
754		Telephone & Data Systems, Inc.	48,822
2,300	@	Tellabs, Inc.	24,265
180	@	Tollgrade Communications, Inc.	1,832
930	@, L	Utstarcom, Inc.	2,827
8,500		Verizon Communications, Inc.	355,980
50	@, L	Viasat, Inc.	1,526
53,450	@@	Vodafone Group PLC	172,732
			4,289,394
		Textiles: 0.0%
70	L	Angelica Corp.	1,425
110		G&K Services, Inc.	4,582
430	@, L	Mohawk Industries, Inc.	37,543
60		Unifirst Corp.	2,483
			46,033
		Toys/Games/Hobbies: 0.1%
190	@, L	Jakks Pacific, Inc.	4,269
5,700		Mattel, Inc.	123,291
50	@, L	RC2 Corp.	1,527
			129,087
		Transportation: 0.8%
80	L	Alexander & Baldwin, Inc.	4,153
40	L	Arkansas Best Corp.	1,436
70	@, L	Bristow Group, Inc.	3,035
500		Burlington Northern Santa Fe Corp.	40,575
500		CH Robinson Worldwide, Inc.	24,520
480	L	Con-way, Inc.	23,270
700		CSX Corp.	28,700
20	@@	East Japan Railway Co.	159,390
720	L	Expeditors International Washington, Inc.	31,802
600		FedEx Corp.	65,808
130	L	Forward Air Corp.	4,555
560	L	Heartland Express, Inc.	8,719
260	@	HUB Group, Inc.	8,676
180	L	Hunt (JB) Transport Services, Inc.	5,179
310	@, L	Kansas City Southern	9,421

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
210	@, L	Kirby Corp.	$8,039
180		Knight Transportation, Inc.	3,310
350		Landstar System, Inc.	15,054
600		Norfolk Southern Corp.	30,726
210	@, L	Old Dominion Freight Line	6,048
196		Overseas Shipholding Group	13,994
520		Tidewater, Inc.	34,034
400		Union Pacific Corp.	44,628
3,200		United Parcel Service, Inc. - Class B	242,752
330	@, L	YRC Worldwide, Inc.	10,167
			827,991
		Trucking & Leasing: 0.0%
80		GATX Corp.	3,488
			3,488
		Water: 0.2%
50	L	American States Water Co.	1,953
310	L	Aqua America, Inc.	7,428
2,416	@@	Veolia Environnement	185,775
			195,156
		Total Common Stock
		(Cost $60,014,743)	68,152,543
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Apartments: 0.1%
820	L	Archstone-Smith Trust	48,216
600		Equity Residential	24,144
115	L	Essex Property Trust, Inc.	13,546
60		Mid-America Apartment Communities, Inc.	2,975
			88,881
		Diversified: 0.1%
280	L	Colonial Properties Trust	10,055
90	L	Cousins Properties, Inc.	2,472
80		Entertainment Properties Trust	3,827
170	L	Lexington Corporate Properties Trust	3,516
70,000	C	Liberty Property LP	72,067
290	L	Liberty Property Trust	11,327
80		PS Business Parks, Inc.	4,520
			107,784
		Health Care: 0.0%
330		LTC Properties, Inc.	7,451
120	L	Medical Properties Trust, Inc.	1,616
280	L	Senior Housing Properties Trust	5,695
			14,762
		Hotels: 0.0%
860	L	Hospitality Properties Trust	33,936
			33,936
		Office Property: 0.1%
500		Boston Properties, Inc.	50,035
100		Kilroy Realty Corp.	6,113
90		Mack-Cali Realty Corp.	3,758
			59,906
		Regional Malls: 0.1%
1,100		General Growth Properties, Inc.	54,681
250	L	Macerich Co.	20,305
700	L	Simon Property Group, Inc.	66,444
			141,430
		Shopping Centers: 0.1%
60		Acadia Realty Trust	1,498
210		Inland Real Estate Corp.	3,251
600		Kimco Realty Corp.	25,692
200	L	Regency Centers Corp.	13,894
90	L	Tanger Factory Outlet Centers, Inc.	3,426
			47,761
		Single Tenant: 0.0%
110	L	National Retail Properties, Inc.	2,584
			2,584
		Storage: 0.0%
300		Public Storage, Inc.	22,734
40	L	Sovran Self Storage, Inc.	1,804
			24,538
		Warehouse/Industrial: 0.1%
140		AMB Property Corp.	7,697
40		EastGroup Properties, Inc.	1,697
1,300		Prologis	78,208
			87,602
		Total Real Estate Investment Trusts
		(Cost $623,179)	609,184
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
500	L	iShares S&P SmallCap 600 Index Fund	34,380

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Exchange-Traded Funds (continued)
500	L	Midcap SPDR Trust Series 1	$78,375
		Total Exchange-Traded Funds
		(Cost $108,118)	112,755
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.1%
3,775	P	Merrill Lynch & Co., Inc.	84,975
			84,975
		Insurance: 0.2%
3,025	@@, P	Aegon NV	72,933
1,275	@@, P	Aegon NV - Series 1	30,052
3,575	P	Metlife, Inc.	90,126
			193,111
		Media: 0.1%
4,469	@@	ProSieben SAT.1 Media AG	154,718
			154,718
		Total Preferred Stock
		(Cost $438,528)	432,804

# of Contracts		Value
PURCHASED OPTIONS: 0.0%
	Purchased Options: 0.0%
3	Call Option CME
	90-Day Eurodollar Future 06/08
	Strike @ $95.00-Exp 06/16/08	$4,481
8	Call Option CME
	90-Day Eurodollar Future 03/08
	Strike @ $95.00-Exp 03/17/08	9,850
19	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.00-Exp 12/17/07	12,113
19	Call Option CME
	90-Day Eurodollar Future 12/07
	Strike @ $95.50-Exp 12/17/07	4,275
	Total Purchased Options
	(Cost $17,610)	30,719

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.8%
		Banks: 1.5%
$80,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	$69,868
99,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	99,580
40,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	35,013
30,000	@@, C	Bank of Nova Scotia, 5.563%, due 08/21/85	25,019
10,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	8,686
22,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	22,908
20,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	17,541
50,000	@@, C	BNP Paribas, 5.402%, due 12/31/49	43,041
41,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	39,012
30,000	@@, C	Den Norske Bank ASA, 5.563%, due 08/29/49	24,750
10,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	8,653
45,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	50,311
47,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	45,114
120,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	97,800
60,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	46,650
80,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	65,200
10,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	8,746
50,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	51,974
50,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	43,418
10,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	8,325
50,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	47,655
21,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	19,536
15,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	14,196
58,000	@@, #, C	Resona Bank Ltd., 5.850%, due 12/31/49	55,109
130,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	111,912
40,000	@@, C	Societe Generale, 5.469%, due 11/29/49	34,166
20,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	15,050
150,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	113,250
100,000	@@, C	Standard Chartered PLC, 5.688%, due 07/29/49	75,333
55,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	56,217
51,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	50,912
30,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	25,771
65,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	60,291
74,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	74,115
			1,565,122
		Beverages: 0.1%
52,000	C	Anheuser-Busch Cos., Inc., 5.750%, due 04/01/36	49,048

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Beverages (continued)
$52,000	C	Anheuser-Busch Cos., Inc., 6.450%, due 09/01/37	$53,794
			102,842
		Chemicals: 0.0%
20,000	Z	Stauffer Chemical, 4.930%, due 04/15/10	17,629
20,000	Z	Stauffer Chemical, 5.620%, due 04/15/18	11,186
30,000	Z	Stauffer Chemical, 7.080%, due 04/15/17	17,740
			46,555
		Diversified Financial Services: 0.8%
127,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	123,609
93,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	96,348
25,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	21,375
53,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	52,852
59,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	66,642
97,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	97,031
33,000	@@, C	Paribas, 5.500%, due 12/31/49	28,217
24,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	23,851
37,321	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	36,966
95,541	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	96,346
59,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	44,444
347,204	#, Z	Toll Road Investors Partnership II LP, 16.730%, due 02/15/45	47,183
56,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	57,766
			792,630
		Electric: 0.4%
56,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	52,029
57,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	57,123
125,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	128,043
15,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	17,450
26,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	25,152
55,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	55,841
54,000	C	NorthWestern Corp., 5.875%, due 11/01/14	52,484
			388,122
		Food: 0.1%
78,000		Kraft Foods, Inc., 7.000%, due 08/11/37	80,539
			80,539
		Insurance: 0.1%
85,000	@@, C	Aegon NV, 5.862%, due 12/31/49	69,275
			69,275
		Media: 0.1%
99,000	C	Comcast Corp., 6.950%, due 08/15/37	101,733
			101,733
		Multi-National: 0.0%
32,000		Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	30,891
			30,891
		Oil & Gas: 0.2%
41,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	39,702
10,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	10,509
24,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	24,570
94,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	95,739
46,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	44,154
			214,674
		Pharmaceuticals: 0.1%
68,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	64,943
			64,943
		Retail: 0.1%
19,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	16,650
63,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	64,817
			81,467
		Telecommunications: 0.3%
93,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	93,466
52,000	C	Embarq Corp., 7.995%, due 06/01/36	54,039
57,000	C	Qwest Corp., 7.875%, due 09/01/11	59,921
40,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	39,041
42,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	40,900
51,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	55,365
			342,732
		Total Corporate Bonds/Notes
		(Cost $3,955,727)	3,881,525
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation: 5.8%
154,179	C, S	4.500%, due 12/15/16	151,991
146,408	C, S	5.000%, due 08/15/16	144,716
217,000	C, S	5.000%, due 05/15/20	209,162
47,000	C, S	5.000%, due 09/15/31	43,748
18,000	C, S	5.000%, due 02/15/32	17,112
57,000	C, S	5.000%, due 04/15/32	55,186
660,000	W	5.000%, due 10/15/34	627,515
156,000	C	5.250%, due 03/15/12	156,547
201,000	Z	5.280%, due 03/15/31	58,946
34,000	C, S	5.500%, due 12/15/20	33,590
20,000	C, S	5.500%, due 10/15/32	19,533

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$18,000	C, S	5.500%, due 11/15/32	$17,300
63,000	C, S	5.500%, due 07/15/33	60,884
216,000	W	5.500%, due 10/15/35	210,971
251,843	C, S	5.961%, due 05/15/33	250,730
44,233	S	6.000%, due 01/01/29	44,551
163,158	C, S	6.000%, due 01/15/29	165,849
2,723,000	W	6.000%, due 10/15/33	2,720,021
833,000	W	6.500%, due 10/01/37	845,365
26,155	S	7.000%, due 11/01/31	27,017
31,304	S	7.000%, due 03/01/32	32,291
			5,893,025
		Federal National Mortgage Corporation: 4.1%
250,000	W	4.500%, due 10/15/18	239,922
89,416	S	4.810%, due 08/01/35	87,214
418,000	W	5.000%, due 10/15/33	397,296
334,109	S	5.000%, due 08/01/37	314,941
80,000	C	5.400%, due 03/26/12	80,250
103,033	S	5.500%, due 02/01/18	102,454
1,615,000	W	5.500%, due 10/15/18	1,605,664
425,000	S	5.500%, due 05/25/30	411,708
49,000	W	5.500%, due 10/15/35	47,859
78,144	S	5.500%, due 01/25/36	75,392
115,332	S	5.500%, due 12/25/36	111,213
128,000	C	5.550%, due 03/29/10	128,066
13,981	S	6.000%, due 10/01/08	14,025
104,875	S	6.000%, due 08/01/16	106,249
114,918	S	6.000%, due 04/25/31	117,308
259,000	W	6.000%, due 10/15/34	258,636
20,818	S	6.500%, due 02/01/28	21,323
35,000		6.500%, due 10/01/30	35,520
12,466	S	6.500%, due 12/01/33	12,720
30,889	S	7.000%, due 10/01/31	32,050
23,570	S	7.500%, due 09/01/31	24,633
			4,224,443
		Government National Mortgage Association: 0.1%
36,019	S	6.500%, due 10/15/31	36,839
17,584	S	6.500%, due 01/15/32	17,972
7,467	S	7.000%, due 01/15/28	7,793
			62,604
		Total U.S. Government Agency Obligations
		(Cost $10,171,649)	10,180,072
U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury Bonds: 3.3%
64,000	L	4.750%, due 05/15/14	65,470
2,641,000	L	4.750%, due 08/15/17	2,685,155
561,000	L	4.750%, due 02/15/37	553,549
			3,304,174
		U.S. Treasury Notes: 3.7%
2,161,000	L	4.500%, due 05/15/10	2,180,248
234,000	L	4.625%, due 07/31/09	235,993
1,335,000	L	4.625%, due 07/31/12	1,356,799
			3,773,040
		Treasury Inflation Indexed Protected Securities: 0.8%
138,000	L	2.375%, due 04/15/11	144,564
135,000	L	2.375%, due 01/15/17	139,346
270,000	L	2.375%, due 01/15/25	296,691
192,000	L	3.875%, due 01/15/09	247,374
			827,975
		Total U.S. Treasury Obligations
		(Cost $7,832,242)	7,905,189
ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.0%
8,143	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	8,107
			8,107
		Credit Card Asset-Backed Securities: 0.1%
50,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	49,769
			49,769
		Home Equity Asset-Backed Securities: 0.2%
218,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	217,285
18,083	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	17,520
			234,805
		Other Asset-Backed Securities: 0.2%
1,139	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	1,138
46,270	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	45,099
9,237	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	9,187
88,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	86,651
25,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	23,662
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	24,684

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$14,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	$13,889
			204,310
		Total Asset-Backed Securities
		(Cost $502,850)	496,991
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
99,853	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	101,241
29,245	C, S	Banc of America Alternative Loan Trust, 6.499%, due 04/25/37	29,483
93,145	C, S	Banc of America Alternative Loan Trust, 6.500%, due 05/25/46	94,065
34,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,972
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,837
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,642
68,550	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	67,616
57,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	56,399
90,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	87,794
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,247
199,082	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	195,738
110,138	C, S	Banc of America Funding Corp., 5.845%, due 05/20/36	109,280
39,080	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	38,533
39,509	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	37,136
55,160	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	55,140
73,581	C, S	Chaseflex Trust, 6.500%, due 02/25/37	74,241
49,746	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	49,536
137,459	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	134,686
125,461	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	123,978
3,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	3,174
177,805	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	178,437
428,412	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	439,123
3,760	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	3,766
68,761	C, S	GMAC Mortgage Corp. Loan Trust, 4.593%, due 10/19/33	66,903
40,367	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	40,055
31,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	30,813
23,949	#, C, S	GSMPS 2005-RP1 1AF, 5.855%, due 01/25/35	23,701
43,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	41,927
10,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	10,124
60,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	60,983
22,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	21,415
152,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	148,473
60,314	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	59,616
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	9,060
25,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	24,843
74,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	76,288
328,324	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	318,321
728,898	C, S	MASTR Reperforming Loan Trust, 5.865%, due 07/25/35	719,074
140,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	137,532
81,409	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	78,215
61,183	C, S	RAAC Series, 5.250%, due 09/25/34	59,781
39,122	C, S	Thornburg Mortgage Securities Trust, 5.875%, due 09/25/34	39,042
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,962
21,730	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	21,212
23,851	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.699%, due 06/25/37	23,597
16,842	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 02/25/47	16,675
146,740	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.705%, due 06/25/37	144,364
178,324	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	178,235
133,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.824%, due 10/25/36	131,806
476,380	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.315%, due 07/25/47	473,179
692,576	C, S	Washington Mutual Mortgage Pass-Through Certificates, 7.005%, due 11/25/46	684,595
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.501%, due 06/25/35	24,564
37,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	36,146
193,932	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	189,781
147,128	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.655%, due 12/25/36	145,731
		Total Collateralized Mortgage Obligations
		(Cost $6,088,019)	6,001,077
MUNICIPAL BONDS: 0.1%
		California: 0.0%
61,000	C	City of San Diego, 7.125%, due 06/01/32	57,184
			57,184
		Michigan: 0.1%
90,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	85,680
			85,680
		Total Municipal Bonds
		(Cost $151,879)	142,864
		Total Long-Term Investments
		(Cost $89,904,544)	97,945,723

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 24.3%
		Money Market: 9.9%
10,000,000	**, S	ING Institutional Prime Money Market Fund	$10,000,000
		Total Money Market
		(Cost $10,000,000)	10,000,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$204,000	Morgan Stanley Repurchase Agreement dated 08/31/07, 5.250%, due 09/04/07, $204,119 to be received upon repurchase (Collateralized by $210,000 Federal National Mortgage Association, Discount Note, Market Value $208,257, due 10/31/07)		$204,000
	Total Repurchase Agreement
	(Cost $204,000)		204,000

	Securities Lending Collateralcc: 14.2%
14,457,169	Bank of New York Mellon Corp. Institutional Cash Reserves		14,457,169
	Total Securities Lending Collateral
	(Cost $14,457,169)		14,457,169
	Total Short-Term Investments
	(Cost $24,661,169)		24,661,169
	Total Investments in Securities
	(Cost $114,565,713)*	120.6%	$122,606,892
	Other Assets and Liabilities - Net	(20.6)	(20,949,811)
	Net Assets	100.0%	$101,657,081

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $115,302,970.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,696,809
	Gross Unrealized Depreciation	(2,392,887)
	Net Unrealized Appreciation	$7,303,922

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Moderate Fund Written Options Outstanding on August 31, 2007:

Options on Exchange Traded Futures Contracts

		Exercise	Expiration	# of	Premium
Description/Name of Issuer		Price	Date	Contracts	Received	Value

Call Option CME
90-Day Eurodollar Future 12/07	USD	$95.25	12/17/07	38	$7,505	$(14,725)

					$7,505	$(14,725)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2007 (Unaudited) (continued)

ING Strategic Allocation Moderate Fund Open Futures Contracts on August 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts

90-Day Eurodollar	15	3,579,000	09/15/08	$(2,963)
90-Day Eurodollar	5	1,192,500	12/15/08	1,087
S&P 500 E-Mini	19	1,402,865	09/21/07	(31,177)
U.S. Treasury 2-Year Note	27	5,566,219	12/31/07	(6,238)
U.S. Treasury 5-Year Note	5	533,516	12/31/07	(481)
U.S. Treasury 10-Year Note	11	1,199,516	12/19/07	(1,574)
U.S. Treasury Long Bond	3	334,688	12/19/07	(195)

				$(41,541)

Short Contracts

90-Day Eurodollar	15	-3,543,469	09/17/07	$17,019
90-Day Eurodollar	5	-1,188,313	12/17/07	1,952

				$18,971

Item 2. Controls and Procedures

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):      ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 30, 2007